UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07455

                                                     Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.3%
Energy—16.9%
Antero Midstream GP LP (United States)	61,570	$1,214
Cheniere Energy, Inc. (United States)(1)	30,740	1,655
Enbridge, Inc. (Canada)	85,368	3,339
Kinder Morgan, Inc. (United States)	141,075	2,549
ONEOK, Inc. (United States)	22,280	1,191
Pembina Pipeline Corp. (Canada)	52,890	1,915
Targa Resources Corp. (United States)	21,960	1,063
TransCanada Corp. (Canada)	86,265	4,196
Williams Cos., Inc. (The) (United States)	95,550	2,913

		20,035

Industrials—31.3%
Abertis Infraestructuras SA (Spain)	79,490	1,769
Aena SME SA (Spain)(2)	19,620	3,978
Atlantia SpA (Italy)	200,171	6,321
Auckland International Airport Ltd. (New Zealand)	347,919	1,598
Canadian National Railway Co. (Canada)	25,825	2,130
East Japan Railway Co. (Japan)	15,430	1,506
Flughafen Zuerich AG Registered Shares (Switzerland)	9,600	2,196
Fraport AG Frankfurt Airport Services Worldwide (Germany)	16,875	1,860
Norfolk Southern Corp. (United States)	15,670	2,271
Sydney Airport (Australia)	321,190	1,767
Transurban Group (Australia)	752,060	7,294
Union Pacific Corp. (United States)	21,095	2,829
Vinci SA (France)	16,195	1,655

		37,174

Real Estate—7.9%
American Tower Corp. (United States)	36,040	5,142
Crown Castle International Corp. (United States)	38,440	4,267

		9,409

Telecommunication Services—2.9%
Cellnex Telecom SA (Spain)(2)	83,535	2,140
TELUS Corp. (Canada)	33,210	1,258

		3,398

Utilities—39.3%
ALLETE, Inc. (United States)	15,625	1,162
American Electric Power Co., Inc. (United States)	46,280	3,405
American Water Works Co., Inc. (United States)	24,400	2,232

	SHARES	VALUE
Utilities—(continued)
Aqua America, Inc. (United States)	34,490	$1,353
Atmos Energy Corp. (United States)	23,375	2,008
CenterPoint Energy, Inc. (United States)	31,875	904
CMS Energy Corp. (United States)	31,975	1,512
Dominion Energy, Inc. (United States)(1)	46,245	3,749
DTE Energy Co. (United States)	23,235	2,543
Edison International (United States)	19,920	1,260
Emera, Inc. (Canada)	36,650	1,370
Engie SA (France)	76,845	1,322
Fortis, Inc. (Canada)	54,415	1,996
Iberdrola SA (Spain)	166,970	1,294
National Grid plc (United Kingdom)	198,496	2,345
NextEra Energy, Inc. (United States)	37,535	5,863
NiSource, Inc. (United States)	62,060	1,593
ONE Gas, Inc. (United States)	14,290	1,047
Orsted A/S (Denmark)(2)	21,050	1,149
Public Service Enterprise Group, Inc. (United States)	22,780	1,173
Sempra Energy (United States)	33,020	3,530
Spire, Inc. (United States)	12,970	975
Vectren Corp. (United States)	20,900	1,359
Xcel Energy, Inc. (United States)	29,075	1,399

		46,543

TOTAL COMMON STOCKS (Identified Cost $99,087)		116,559

TOTAL LONG TERM INVESTMENTS—98.3% (Identified Cost $99,087)		116,559

SHORT-TERM INVESTMENT—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(3)	1,715,469	1,715

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,715)		1,715

TOTAL INVESTMENTS—99.7% (Identified Cost $100,802)		118,274
Other assets and liabilities, net—0.3%		315

NET ASSETS—100.0%		$118,589

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

Footnote Legend:

(1)	Non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $7,267 or 6.1% of net assets.

(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	54%
Canada	14
Spain	8
Australia	8
Italy	5
France	2
United Kingdom	2
Other	7

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$116,559	$116,559
Short-Term Investment	1,715	1,715

Total Investments	$118,274	$118,274

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.4%
Australia—5.7%
Dexus Property Group	273,339	$2,079
GPT Group (The) - In Specie(1)(2)	13,566	—	(3)
National Storage REIT	2,310,000	2,767
Scentre Group	951,389	3,110
Westfield Corp.	458,350	3,394

		11,350

Canada—3.0%
Allied Properties Real Estate Investment Trust	64,885	2,172
First Capital Realty, Inc.	67,880	1,119
RioCan Real Estate Investment Trust	141,662	2,745

		6,036

France—2.6%
Klepierre SA	76,620	3,371
Mercialys SA	82,150	1,818

		5,189

Germany—6.5%
ADO Properties SA(4)	47,142	2,392
Deutsche Wohnen SE	35,275	1,543
TLG Immobilien AG	128,900	3,425
Vonovia SE	113,548	5,639

		12,999

Hong Kong—6.0%
Hysan Development Co., Ltd.	269,000	1,427
Link REIT	481,504	4,465
Swire Properties Ltd.	899,000	2,900
Wharf Real Estate Investment Co., Ltd(1)	477,000	3,175

		11,967

Ireland—0.4%
Green REIT plc	414,723	774

Japan—7.6%
GLP J-REIT	1,432	1,549
Hulic Co., Ltd.	166,900	1,875
Invincible Investment Corp.	4,935	2,100
Japan Real Estate Investment Corp.	318	1,510
Kenedix Office Investment Corp.	324	1,840
Kenedix Retail REIT Corp.	661	1,367
LaSalle Logiport REIT	1,011	1,035

	SHARES	VALUE
Japan—(continued)
Nippon Building Fund, Inc.	500	$2,445
Nippon Prologis REIT, Inc.	763	1,614

		15,335

Mexico—0.2%
Prologis Property Mexico SA de CV	278,800	482

Netherlands—1.0%
Unibail-Rodamco SE	8,148	2,053

Norway—1.0%
Entra ASA(4)	132,500	1,969

Singapore—0.9%
Mapletree Industrial Trust	1,148,500	1,743

Spain—1.3%
Axiare Patrimonio SOCIMI SA	30,724	679
Hispania Activos Inmobiliarios SOCIMI SA	104,318	1,965

		2,644

Sweden—1.2%
Castellum AB	145,410	2,453

United Kingdom—7.3%
Derwent London plc	45,910	1,933
Great Portland Estates plc	185,312	1,723
Land Securities Group plc	101,372	1,380
Safestore Holdings plc	412,557	2,783
Segro plc	275,628	2,184
UNITE Group plc (The)	428,900	4,661

		14,664

United States—53.7%
Alexandria Real Estate Equities, Inc.	28,000	3,657
American Campus Communities, Inc.	28,238	1,159
American Homes 4 Rent Class A	172,250	3,762
Apartment Investment & Management Co. Class A	71,800	3,138
AvalonBay Communities, Inc.	28,965	5,168
Boston Properties, Inc.	11,378	1,480
Brixmor Property Group, Inc.	128,633	2,400
CoreSite Realty Corp.	13,200	1,504
Cousins Properties, Inc.	255,400	2,362
CubeSmart	121,475	3,513
CyrusOne, Inc.	36,600	2,179

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
United States—(continued)
DCT Industrial Trust, Inc.	66,298	$3,897
Digital Realty Trust, Inc.	56,550	6,441
Douglas Emmett, Inc.	68,195	2,800
Duke Realty Corp.	149,531	4,069
Equinix, Inc.	4,500	2,040
Equity LifeStyle Properties, Inc.	17,596	1,566
Equity Residential	61,215	3,904
Essex Property Trust, Inc.	9,227	2,227
Extra Space Storage, Inc.	44,545	3,895
Federal Realty Investment Trust	15,200	2,019
Healthcare Realty Trust, Inc.	50,821	1,632
Healthcare Trust of America, Inc. Class A	111,500	3,349
Highwoods Properties, Inc.	52,206	2,658
Host Hotels & Resorts, Inc.	60,708	1,205
Kilroy Realty Corp.	32,822	2,450
Mid-America Apartment Communities, Inc.	30,000	3,017
Paramount Group, Inc.	178,440	2,828
Prologis, Inc.	115,098	7,425
Regency Centers Corp.	58,550	4,051
RLJ Lodging Trust	87,550	1,923
Simon Property Group, Inc.	36,231	6,222
Sun Communities, Inc.	42,350	3,929
Vornado Realty Trust	47,600	3,721

		107,590

TOTAL COMMON STOCKS (Identified Cost $170,989)		197,248

TOTAL LONG TERM INVESTMENTS—98.4% (Identified Cost $170,989)		197,248

SHORT-TERM INVESTMENT—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(5)	4,110,907	4,111

TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,111)		4,111

VALUE
TOTAL INVESTMENTS—100.5% (Identified Cost $175,100)	$201,359
Other assets and liabilities, net—(0.5)%	(1,054)

NET ASSETS—100.0%	$200,305

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)	Amount is less than $500.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $4,361 or 2.2% of net assets.

(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	55%
Japan	8
United Kingdom	7
Germany	6
Hong Kong	6
Australia	6
Canada	3
Other	9

Total	100%

†	% of total investments as of December 31, 2017

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$197,248	$197,248	$—	(1)*
Short-Term Investment	4,111	4,111	—

Total Investments	$201,359	$201,359	$—	(1)*

(1)	Amount is less than $500.
*	Includes internally fair valued security.

There were no securities valued using significant observable inputs (Level 2) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS DUFF & PHELPS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.1%
Consumer Discretionary—7.9%
Ctrip.com International Ltd. ADR (China)(1)	2,109	$93
IMAX Corp. (Canada)(1)	3,921	91
Sony Corp. Sponsored ADR (Japan)	2,533	114

		298

Consumer Staples—5.0%
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	1,113	104
Marine Harvest ASA Sponsored ADR (Norway)(1)	4,942	84

		188

Energy—6.4%
Statoil ASA (Norway)	5,759	123
TechnipFMC plc (France)	3,790	117

		240

Financials—27.5%
BOC Hong Kong Holdings Ltd. (Hong Kong)	21,000	106
CaixaBank SA (Spain)	22,071	103
China Construction Bank Corp. Class H (China)	124,000	114
Credit Agricole SA (France)	6,467	107
DBS Group Holdings Ltd. (Singapore)	7,465	139
ING Groep NV (Netherlands)	6,398	118
Nomura Holdings, Inc. (Japan)	18,200	107
ORIX Corp. (Japan)	6,840	116
UBS Group AG Registered Shares (Switzerland)	6,460	119

		1,029

Health Care—4.9%
Allergan plc (Ireland)	660	108
ICON plc (Ireland)(1)	660	74

		182

Industrials—15.6%
Airbus SE (Netherlands)	1,186	118
Ashtead Group plc (United Kingdom)	4,837	130
Hitachi Ltd. (Japan)	15,195	118
Nidec Corp. (Japan)	1,010	142
RELX plc (United Kingdom)	3,183	75

		583

	SHARES	VALUE
Information Technology—8.2%
Broadcom Ltd. (Singapore)	432	$111
Check Point Software Technologies Ltd. (Israel)(1)	870	90
SAP SE Sponsored ADR (Germany)	960	108

		309

Materials—12.8%
Anhui Conch Cement Co., Ltd. Class H (China)	27,500	129
Glencore plc (Switzerland)(1)	24,554	129
HeidelbergCement AG (Germany)	1,017	110
Toray Industries, Inc. (Japan)	11,735	111

		479

Real Estate—2.0%
LendLease Group (Australia)	5,798	74

Telecommunication Services—1.9%
BT Group plc (United Kingdom)	19,817	73

Utilities—2.9%
Veolia Environnement SA (France)	4,304	110

TOTAL COMMON STOCKS (Identified Cost $2,935)		3,565

TOTAL LONG TERM INVESTMENTS—95.1% (Identified Cost $2,935)		3,565

SHORT-TERM INVESTMENT—3.8%
Money Market Mutual Fund—3.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	143,015	143

TOTAL SHORT-TERM INVESTMENT (Identified Cost $143)		143

TOTAL INVESTMENTS—98.9% (Identified Cost $3,078)		3,708
Other assets and liabilities, net—1.1%		40

NET ASSETS—100.0%		$3,748

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
Japan	19%
China	9
France	9
United Kingdom	7
Singapore	7
Netherlands	6
Germany	6
Other (includes short-term investment)	37

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$3,565	$3,565
Short-Term Investment	143	143

Total Investments	$3,708	$3,708

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.8%
Australia—12.9%
Dexus Property Group	83,518	$635
GPT Group (The) - In Specie(1)(2)	588,920	—	(3)
National Storage REIT	621,000	744
Scentre Group	291,171	952
Westfield Corp.	148,473	1,099

		3,430

Canada—6.9%
Allied Properties Real Estate Investment Trust	19,065	638
First Capital Realty, Inc.	23,205	383
RioCan Real Estate Investment Trust	41,650	807

		1,828

France—6.0%
Klepierre SA	23,556	1,036
Mercialys SA	25,600	567

		1,603

Germany—11.2%
ADO Properties SA(4)	8,522	432
Deutsche Wohnen SE	11,575	506
TLG Immobilien AG	23,000	611
Vonovia SE	28,545	1,418

		2,967

Hong Kong—13.2%
Hysan Development Co., Ltd.	82,000	435
Link REIT	140,441	1,303
Swire Properties Ltd.	263,000	848
Wharf Real Estate Investment Co., Ltd(1)	140,000	932

		3,518

Ireland—0.7%
Green REIT plc	102,542	191

Japan—17.7%
GLP J-REIT	420	454
Hulic Co., Ltd.	56,500	635
Invincible Investment Corp.	1,402	597
Japan Real Estate Investment Corp.	98	465
Kenedix Office Investment Corp.	100	568
Kenedix Retail REIT Corp.	214	443
LaSalle Logiport REIT	320	327

	SHARES	VALUE
Japan—(continued)
Nippon Building Fund, Inc.	148	$724
Nippon Prologis REIT, Inc.	234	495

		4,708

Mexico—0.4%
Prologis Property Mexico SA de CV	63,000	109

Netherlands—3.8%
Unibail-Rodamco SE	4,000	1,008

Norway—1.9%
Entra ASA(4)	33,000	490

Singapore—1.9%
Mapletree Industrial Trust	333,400	506

Spain—2.9%
Axiare Patrimonio SOCIMI SA(1)	8,970	198
Hispania Activos Inmobiliarios SOCIMI SA	31,027	585

		783

Sweden—2.7%
Castellum AB	42,699	720

United Kingdom—14.6%
Derwent London plc	14,146	596
Great Portland Estates plc	56,397	524
Land Securities Group plc	32,517	443
Safestore Holdings plc	120,376	812
Segro plc	91,368	724
UNITE Group plc (The)	71,700	779

		3,878

TOTAL COMMON STOCKS (Identified Cost $18,133)		25,739

TOTAL LONG TERM INVESTMENTS—96.8% (Identified Cost $18,133)		25,739

SHORT-TERM INVESTMENT—2.7%
Money Market Mutual Fund—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(5)	731,063	731

TOTAL SHORT-TERM INVESTMENT (Identified Cost $731)		731

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

VALUE
TOTAL INVESTMENTS—99.5% (Identified Cost $18,864)	$26,470
Other assets and liabilities, net—0.5%	120

NET ASSETS—100.0%	$26,590

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)	Amount is less than $500.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $922 or 3.5% of net assets.

(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
Japan	18%
United Kingdom	15
Australia	13
Hong Kong	13
Germany	11
Canada	7
France	6
Other	17

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$25,739	$25,739	$—	(1)*
Short-Term Investment	731	731	—

Total Investments	$26,470	$26,470	$—	(1)*

(1)	Amount is less than $500.
*	Includes internally fair valued security.

There were no securities valued using significant observable inputs (Level 2) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.8%
Real Estate Investment Trusts—99.8%
DATA CENTERS—13.1%
CoreSite Realty Corp.	118,600	$13,509
CyrusOne, Inc.	278,400	16,573
Digital Realty Trust, Inc.	379,450	43,219
Equinix, Inc.	90,500	41,016

		114,317

DIVERSIFIED—3.0%
Vornado Realty Trust	338,600	26,472

HEALTH CARE—4.3%
Healthcare Realty Trust, Inc.	366,275	11,765
Healthcare Trust of America, Inc. Class A	860,700	25,855

		37,620

INDUSTRIAL/OFFICE—31.1%
Industrial—14.6%
DCT Industrial Trust, Inc.	568,893	33,440
Duke Realty Corp.	1,225,659	33,350
Prologis, Inc.	929,452	59,959

		126,749

Office—16.5%
Alexandria Real Estate Equities, Inc.	214,100	27,959
Boston Properties, Inc.	57,683	7,501
Cousins Properties, Inc.	2,014,470	18,634
Douglas Emmett, Inc.	596,529	24,493
Highwoods Properties, Inc.	401,731	20,452
Kilroy Realty Corp.	285,666	21,325
Paramount Group, Inc.	1,488,974	23,600

		143,964

Total Industrial / Office		270,713

LODGING/RESORTS—3.0%
Host Hotels & Resorts, Inc.	435,786	8,651
RLJ Lodging Trust	779,302	17,121

		25,772

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
RESIDENTIAL—25.1%
Apartments—16.6%
Apartment Investment & Management Co. Class A	728,300	$31,834
AvalonBay Communities, Inc.	223,490	39,873
Equity Residential	489,945	31,244
Essex Property Trust, Inc.	82,604	19,938
Mid-America Apartment Communities, Inc.	211,800	21,298

		144,187

Manufactured Homes—4.8%
Equity LifeStyle Properties, Inc.	136,403	12,143
Sun Communities, Inc.	324,500	30,107

		42,250

Single Family Homes—3.7%
American Homes 4 Rent Class A	1,469,700	32,098

Total Residential		218,535

RETAIL—13.9%
Regional Malls—6.6%
Simon Property Group, Inc.	332,341	57,076

Shopping Centers—7.3%
Brixmor Property Group, Inc.	955,296	17,826
Federal Realty Investment Trust	116,300	15,446
Regency Centers Corp.	436,700	30,211

		63,483

Total Retail		120,559

SELF STORAGE—6.3%
CubeSmart	946,650	27,377
Extra Space Storage, Inc.	284,184	24,852
Public Storage	10,692	2,235

		54,464

TOTAL COMMON STOCKS (Identified Cost $592,470)		868,452

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $592,470)		868,452

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(1)	1,793,473	$1,793

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,793)		1,793

TOTAL INVESTMENTS—100.0% (Identified Cost $594,263)		870,245
Other assets and liabilities, net—0.0%		151

NET ASSETS—100.0%		$870,396

Footnote Legend:

(1)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$868,452	$868,452
Short-Term Investment	1,793	1,793

Total Investments	$870,245	$870,245

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
CLOSED END FUNDS(1)—80.1%
Equity Funds—40.8%
Adams Diversified Equity Fund, Inc.	88,791	$1,334
Adams Natural Resources Fund, Inc.	119,562	2,372
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	95,676	1,249
Boulder Growth & Income Fund, Inc.	335,689	3,723
Central Securities Corp.	153,635	4,210
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	29,854	306
First Trust Energy Income and Growth Fund	6,257	166
Gabelli Healthcare & WellnessRx Trust (The)	85,355	882
General American Investors Co., Inc.	39,772	1,368
Kayne Anderson Energy Development Co.	27,549	480
Kayne Anderson Midstream/Energy Fund, Inc.	76,696	1,058
Kayne Anderson MLP Investment Co.(2)	17,000	324
Liberty All Star Equity Fund	218,235	1,375
Neuberger Berman MLP Income Fund, Inc.	88,863	833
Source Capital, Inc.	20,883	851
Tekla Healthcare Opportunities Fund	196,563	3,444
Tortoise Energy Independence Fund, Inc.	6,850	91
Tortoise Energy Infrastructure Corp.	39,662	1,153
Tortoise MLP Fund, Inc.	25,000	439
Tortoise Pipeline & Energy Fund, Inc.	81,083	1,524
Tortoise Power and Energy Infrastructure Fund, Inc.	20,432	421

		27,603

Fixed Income Funds—16.1%
Apollo Tactical Income Fund, Inc.	68,533	1,079
NexPoint Credit Strategies Fund	182,861	4,625
PIMCO Dynamic Credit and Mortgage Income Fund	117,292	2,632
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	154,645	1,766
Western Asset/Claymore Inflation-Linked Securities & Income Fund	70,938	836

		10,938

International Fixed Income Fund—1.9%
DoubleLine Income Solutions Fund	64,372	1,300

International Equity Funds—21.3%
Aberdeen Japan Equity Fund, Inc.	92,393	835

	SHARES	VALUE
International Equity Funds—(continued)
Aberdeen Latin America Equity Fund, Inc.	23,110	$618
Alpine Global Dynamic Dividend Fund	96,056	1,041
Alpine Total Dynamic Dividend Fund	218,231	2,067
BlackRock Science & Technology Trust	47,897	1,278
China Fund, Inc. (The)	11,037	239
Japan Smaller Capitalization Fund, Inc.	97,928	1,157
Mexico Equity & Income Fund, Inc.	133,415	1,369
New Germany Fund, Inc. (The)	64,901	1,262
Taiwan Fund, Inc. (The)	73,711	1,538
Tekla World Healthcare Fund	188,692	2,568
Templeton Dragon Fund, Inc.	19,655	423

		14,395

TOTAL CLOSED END FUNDS (Identified Cost $48,672)		54,236

PREFERRED STOCKS—10.1%
Financials—10.1%
Eagle Point Credit Co., Inc. 6.75%	34,138	867
Eagle Point Credit Co., Inc. 7.00%	145,392	3,652
Eagle Point Credit Co., Inc. Series A 7.75%	10,600	273
Medallion Financial Corp. 9.00%	18,009	472
Oxford Lane Capital Corp. 7.50%	61,448	1,561

TOTAL PREFERRED STOCKS (Identified Cost $6,638)		6,825

TOTAL LONG TERM INVESTMENTS—90.2% (Identified Cost $55,310)		61,061

SHORT-TERM INVESTMENT—8.3%
Money Market Mutual Fund(1)—8.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	5,640,950	5,641

TOTAL SHORT-TERM INVESTMENT (Identified Cost $5,641)		5,641

TOTAL INVESTMENTS—98.5% (Identified Cost $60,951)		66,702
Other assets and liabilities, net—1.5%		1,023

NET ASSETS—100.0%		$67,725

See Notes to Schedules of Investments

1

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Closed End Funds	$54,236	$54,236
Preferred Stocks	6,825	6,825
Short-Term Investment	5,641	5,641

Total Investments	$66,702	$66,702

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCKS—0.4%
Consumer Discretionary—0.4%
Schaeffler AG, 3.12% (Germany)	1,746	$31

TOTAL PREFERRED STOCKS (Identified Cost $31)		31

COMMON STOCKS—98.9%
Consumer Discretionary—30.0%
adidas AG (Germany)	145	29
Altice NV Class A (Netherlands)(1)	4,817	51
Autogrill S.p.A (Italy)	738	10
Autoneum Holding AG (Switzerland)	89	26
Axel Springer SE (Germany)	368	29
Bayerische Motoren Werke AG (Germany)	286	30
Benesse Holdings, Inc. (Japan)	1,140	40
Brembo S.p.A (Italy)	635	10
Brunello Cucinelli S.p.A (Italy)	307	10
Carnival plc (United Kingdom)	714	47
CECONOMY AG (Germany)	2,076	31
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	5,400	6
Cie Financiere Richemont SA Registered Shares (Switzerland)	280	25
Continental AG (Germany)	109	29
Crown Resorts Ltd. (Australia)	2,666	27
CTS Eventim AG & Co. KGaA (Germany)	636	30
Daily Mail & General Trust plc Class A (United Kingdom)	5,627	45
De’ Longhi S.p.A (Italy)	323	10
Dixons Carphone plc (United Kingdom)	19,139	51
Domino’s Pizza Enterprises Ltd. (Australia)	739	27
Don Quijote Holdings Co., Ltd. (Japan)	825	43
Dufry AG Registered Shares (Switzerland)(1)	180	27
Dunelm Group plc (United Kingdom)	4,807	45
Fast Retailing Co., Ltd. (Japan)	104	41
Fielmann AG (Germany)	335	30
Fnac Darty SA (France)(1)	165	20
Forbo Holding AG Registered Shares (Switzerland)	16	25
Galaxy Entertainment Group Ltd. (Hong Kong)	780	6
Genting Singapore plc (Singapore)	8,000	8
Geox S.p.A (Italy)	2,742	10
Global Brands Group Holding Ltd. (Hong Kong)(1)	68,000	6

	SHARES	VALUE
Consumer Discretionary—(continued)
Harvey Norman Holdings Ltd. (Australia)	7,988	$26
Heiwa Corp. (Japan)	2,335	44
Hennes & Mauritz AB Class B (Sweden)	400	8
Hermes International (France)	36	19
Hikari Tsushin, Inc. (Japan)	290	42
Hong Kong and Shanghai Hotels Ltd. (The) (Hong Kong)	4,350	6
Industria de Diseno Textil SA (Spain)	605	21
Izumi Co., Ltd. (Japan)	685	43
Jardine Cycle & Carriage Ltd. (Singapore)	259	8
JCDecaux SA (France)	467	19
Kering (France)	41	19
L’Occitane International SA (France)	10,250	19
Li & Fung Ltd. (Hong Kong) (1)	12,000	7
LVMH Moet Hennessy Louis Vuitton SE (France)	64	19
Man Wah Holdings Ltd. (Hong Kong)	6,800	6
Mediaset S.p.A (Italy)(1)	2,571	10
Mekonomen AB (Sweden)	572	10
Melco International Development Ltd. (Hong Kong)	2,150	6
Melco Resorts & Entertainment Ltd. ADR (Hong Kong)	235	7
Melia Hotels International SA (Spain)	1,672	23
Merlin Entertainments plc (United Kingdom)(2)	9,401	46
Metropole Television SA (France)	721	19
MGM China Holdings Ltd. (Hong Kong)	1,900	6
Moncler S.p.A (Italy)	327	10
Nitori Holdings Co., Ltd. (Japan)	268	38
NOS SGPS SA (Portugal)	669	4
Ocado Group plc (United Kingdom)(1)	10,090	54
Plastic Omnium SA (France)	442	20
PRADA S.p.A (Italy)	2,650	10
Premier Investments Ltd. (Australia)	2,291	27
Publicis Groupe SA (France)	269	18
Rakuten, Inc. (Japan)(1)	4,010	37
Royal Caribbean Cruises Ltd. (Norway)	59	7
Salvatore Ferragamo S.p.A (Italy)	358	9
Sands China Ltd. (Hong Kong)	1,250	6
Sankyo Co., Ltd. (Japan)	1,300	41
Sega Sammy Holdings, Inc. (Japan)	3,305	41
Seven West Media Ltd. (Australia)	54,616	26
Shangri-La Asia Ltd. (Hong Kong)	2,850	6
Shimamura Co., Ltd. (Japan)	347	38

See Notes to Schedules of Investments

1

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
SJM Holdings Ltd. (Hong Kong)	7,300	$7
Sodexo SA (France)	140	19
Sports Direct International plc (United Kingdom)(1)	8,990	46
Start Today Co., Ltd. (Japan)	1,325	40
Steinhoff International Holdings NV (Germany)	39,687	15
Summit Ascent Holdings Ltd. (Hong Kong)(1)	51,600	6
Swatch Group AG (The) (Switzerland)	64	26
Techtronic Industries Co., Ltd. (Hong Kong)	1,000	7
Television Francaise 1 (France)	1,224	18
Tod’s S.p.A (Italy)	134	10
Universal Entertainment Corp. (Japan)	1,136	42
Vivendi SA (France)	695	19
Wynn Macau Ltd. (Hong Kong)	1,950	6
Yoox Net-A-Porter Group S.p.A (Italy)(1)	263	9
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,625	6
Zensho Holdings Co., Ltd. (Japan)	2,400	41

		1,966

Consumer Staples—11.7%
AAK AB (Sweden)	122	10
Anheuser-Busch InBev NV (Belgium)	557	62
Associated British Foods plc (United Kingdom)	1,187	45
Axfood AB (Sweden)	529	10
Barry Callebaut AG Registered Shares (Switzerland)(1)	13	27
Beiersdorf AG (Germany)	245	29
Carrefour SA (France)	887	19
Casino Guichard Perrachon SA (France)	312	19
Cosmos Pharmaceutical Corp. (Japan)	188	39
Dairy Farm International Holdings Ltd. (Singapore)	1,060	8
Davide Campari-Milano S.p.A (Italy)	1,233	10
First Resources Ltd. (Singapore)	5,530	8
Golden Agri-Resources Ltd. (Singapore)	28,900	8
Heineken Holding NV (Netherlands)	481	48
Henkel AG & Co. KGaA (Germany)	240	29
Jeronimo Martins SGPS SA (Portugal)	212	4
Kose Corp. (Japan)	270	42
L’Oreal SA (France)	84	19
Marine Harvest ASA (Norway)(1)	402	7
MARR S.p.A (Italy)	376	10
METRO AG (Germany)(1)	1,469	29
Orkla ASA (Norway)	670	7

	SHARES	VALUE
Consumer Staples—(continued)
Pernod Ricard SA (France)	122	$19
Pola Orbis Holdings, Inc. (Japan)	1,136	40
Rallye SA (France)	1,073	19
Remy Cointreau SA (France)	134	19
Sonae SGPS SA (Portugal)	3,193	4
Sugi Holdings Co., Ltd. (Japan)	786	40
Sundrug Co., Ltd. (Japan)	870	40
Suntory Beverage & Food Ltd. (Japan)	910	41
Unicharm Corp. (Japan)	1,535	40
WH Group Ltd. (Hong Kong)(2)	5,400	6
Wilmar International Ltd. (Singapore)	3,290	8

		765

Energy—2.8%
Akastor ASA (Norway)(1)	3,271	7
Aker BP ASA (Norway)	288	7
Aker Solutions ASA (Norway)(1)	1,334	7
Avance Gas Holding Ltd. (Norway)(1)(2)	2,499	7
BW LPG Ltd. (Norway)(1)(2)	1,674	8
BW Offshore Ltd. (Norway)(1)	1,899	8
Delek Group Ltd. (Israel)	34	5
Galp Energia SGPS SA (Portugal)	252	5
Petrofac Ltd. (United Kingdom)	7,570	52
Saras S.p.A (Italy)	4,099	10
Ship Finance International Ltd. (Norway)	475	7
Tecnicas Reunidas SA (Spain)	741	24
Tenaris SA ADR (Italy)	312	10
Transocean Ltd. (United States)(1)	2,515	27

		184

Financials—9.4%
Acom Co., Ltd. (Japan)(1)	9,400	40
Ashmore Group plc (United Kingdom)	8,748	48
Assicurazioni Generali S.p.A (Italy)	500	9
Banca Mediolanum S.p.A (Italy)	1,127	10
Banco Santander SA (Spain)	3,413	22
Bank Hapoalim BM (Israel)	782	6
Bank of East Asia Ltd. (The) (Hong Kong)	1,400	6
Bankinter SA (Spain)	2,394	23
Dah Sing Financial Holdings Ltd. (Hong Kong)	1,000	6
EFG International AG (Switzerland)(1)	2,508	27
First Pacific Co., Ltd. (Hong Kong)	8,800	6
Goldin Financial Holdings Ltd. (Hong Kong)(1)	12,000	6
Groupe Bruxelles Lambert SA (Belgium)	575	62

See Notes to Schedules of Investments

2

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Industrivarden AB Class A (Sweden)	409	$11
Investment AB Latour Class B (Sweden)	811	10
Jardine Lloyd Thompson Group plc (United Kingdom)	2,503	47
Kingston Financial Group Ltd. (Hong Kong)	6,000	6
L E Lundbergforetagen AB Class B (Sweden)	139	10
Matsui Securities Co., Ltd. (Japan)	4,745	40
Mizrahi Tefahot Bank Ltd. (Israel)	298	5
Oversea-Chinese Banking Corp., Ltd. (Singapore)	845	8
Pargesa Holding SA (Switzerland)	289	25
Partners Group Holding AG (Switzerland)	37	25
Platinum Asset Management Ltd. (Australia)	4,551	27
Reinet Investments SCA (United Kingdom)	2,193	49
Schroders plc (United Kingdom)	989	47
Svenska Handelsbanken AB Class A (Sweden)	756	10
United Overseas Bank Ltd. (Singapore)	400	8
Wendel SE (France)	110	19

		618

Health Care—4.3%
Arjo AB (Sweden)(1)	3,480	10
BioMerieux (France)	211	19
CYBERDYNE, Inc. (Japan)(1)	2,785	48
DiaSorin S.p.A (Italy)	102	9
Essilor International SA (France)	141	19
Eurofins Scientific SE (France)	31	19
Getinge AB Class B (Sweden)	684	10
Ipsen SA (France)	157	19
RHOEN-KLINIKUM AG (Germany)	803	29
Roche Holding AG (Switzerland)	101	25
Straumann Holding AG Registered Shares (Switzerland)	35	25
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	525	42
Taro Pharmaceutical Industries Ltd. (Israel)(1)	49	5

		279

Industrials—14.3%
ACS Actividades de Construccion y Servicios SA (Spain)	588	23
Alfa Laval AB (Sweden)	455	11
Alstom SA (France) (1)	465	19
ANDRITZ AG (Austria)	718	41

	SHARES	VALUE
Industrials—(continued)
Arbonia AG (Switzerland)(1)	1,543	$26
Assa Abloy AB Class B (Sweden)	492	10
Bollore SA (France)	3,488	19
Bouygues SA (France)	355	18
Cargotec Oyj Class B (Finland)	623	35
CK Hutchison Holdings Ltd. (Hong Kong)	490	6
Dassault Aviation SA (France)	12	19
easyJet plc (United Kingdom)	2,415	48
Ferrovial SA (Spain)	1,051	24
Fomento de Construcciones y Contratas SA (Spain)(1)	2,106	22
Golden Ocean Group Ltd. (Norway)(1)	750	6
Hutchison Port Holdings Trust Class U (Singapore)	19,500	8
Indutrade AB (Sweden)	385	11
IWG plc (United Kingdom)	17,495	61
Jardine Matheson Holdings Ltd. (Singapore)	118	7
Jardine Strategic Holdings Ltd. (Singapore)	186	7
Johnson Electric Holdings Ltd. (Hong Kong)	1,550	7
Kloeckner & Co. SE (Germany)	2,411	30
Kone Oyj Class B (Finland)	672	36
Kuehne & Nagel International AG Registered Shares (Switzerland)	142	25
Nidec Corp. (Japan)	300	42
Noble Group Ltd. (Singapore)(1)	50,800	8
Nordex SE (Germany)(1)	2,896	31
NWS Holdings Ltd. (Hong Kong)	3,425	6
Obrascon Huarte Lain SA (Spain)(1)	3,896	23
OC Oerlikon Corp. AG Registered Shares (Switzerland)(1)	1,533	26
Orient Overseas International Ltd. (Hong Kong)	630	6
Persol Holdings Co., Ltd. (Japan)	1,720	43
Prosegur Cia de Seguridad SA (Spain)	2,736	22
Rieter Holding AG Registered Shares (Switzerland)(1)	108	26
Ryanair Holdings plc Sponsored ADR (United Kingdom)(1)	398	41
Salini Impregilo S.p.A (Italy)	2,339	9
Securitas AB Class B (Sweden)	584	10
Seven Group Holdings Ltd. (Australia)	2,423	29
SGL Carbon SE (Germany)(1)	2,054	28
SGS SA Registered Shares (Switzerland)	10	26
Shun Tak Holdings Ltd. (Hong Kong)	15,700	6

See Notes to Schedules of Investments

3

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Skanska AB Class B (Sweden)	465	$10
Sulzer AG Registered Shares (Switzerland)	209	25

		936

Information Technology—10.3%
Check Point Software Technologies Ltd. (Israel)(1)	49	5
COLOPL, Inc. (Japan)	3,700	40
Dassault Systemes SE (France)	176	19
Gree, Inc. (Japan)	6,120	39
GungHo Online Entertainment, Inc. (Japan)	14,700	41
Hexagon AB Class B (Sweden)	206	10
Keyence Corp. (Japan)	73	41
Koei Tecmo Holdings Co., Ltd. (Japan)	2,020	41
Konami Holdings Corp. (Japan)	735	40
Lenovo Group Ltd. (Hong Kong)	11,000	6
Mixi, Inc. (Japan)	850	38
Nemetschek SE (Germany)	322	29
Nexon Co., Ltd. (Japan)(1)	1,440	42
OBIC Co., Ltd. (Japan)	574	42
Otsuka Corp. (Japan)	535	41
Renishaw plc (United Kingdom)	695	49
SAP SE (Germany)	256	29
Silverlake Axis Ltd. (Singapore)	17,800	8
Square Enix Holdings Co., Ltd. (Japan)	850	40
United Internet AG Registered Shares (Germany)	421	29
VTech Holdings Ltd. (Hong Kong)	457	6
Yahoo Japan Corp. (Japan)	8,925	41

		676

Materials—7.7%
APERAM SA (Netherlands)	914	47
ArcelorMittal (Netherlands)(1)	1,457	47
EMS-Chemie Holding AG Registered Shares (Switzerland)	37	25
Evolution Mining Ltd. (Australia)	14,057	29
Fortescue Metals Group Ltd. (Australia)	6,883	26
Frutarom Industries Ltd. (Israel)	62	6
Glencore plc (Switzerland)(1)	9,692	51
HeidelbergCement AG (Germany)	273	29
Hexpol AB (Sweden)	1,037	10
Holmen AB Class B (Sweden)	200	11
Imerys SA (France)	200	19
Israel Chemicals Ltd. (Israel)	1,223	5
Israel Corp., Ltd. (The) (Israel)(1)	27	5

	SHARES	VALUE
Materials—(continued)
LafargeHolcim Ltd. Registered Shares (Switzerland)(1)	460	$26
Nippon Paint Holdings Co., Ltd. (Japan)	1,300	41
OCI NV (Netherlands)(1)	1,878	47
Pact Group Holdings Ltd. (Australia)	6,014	27
Singamas Container Holdings Ltd. (Hong Kong)	30,000	6
Vicat SA (France)	237	19
Wacker Chemie AG (Germany)	159	31

		507

Real Estate—4.8%
Abacus Property Group (Australia)	7,970	26
Champion REIT (Hong Kong)	8,800	6
Chinese Estates Holdings Ltd. (Hong Kong)	3,700	6
City Developments Ltd. (Singapore)	850	8
CK Asset Holdings Ltd. (Hong Kong)	750	7
Fabege AB (Sweden)	479	10
Fonciere Des Regions (France)	171	19
Fortune REIT (Hong Kong)	5,400	7
Hang Lung Group Ltd. (Hong Kong)	1,600	6
Hang Lung Properties Ltd. (Hong Kong)	2,500	6
Henderson Land Development Co., Ltd. (Hong Kong)	897	6
Hongkong Land Holdings Ltd. (Singapore)	1,100	8
Hufvudstaden AB Class A (Sweden)	610	10
Hysan Development Co., Ltd. (Hong Kong)	1,170	6
Intu Properties plc (United Kingdom)	14,361	49
Kerry Properties Ltd. (Hong Kong)	1,500	7
Melisron Ltd. (Israel)	104	5
New World Development Co., Ltd. (Hong Kong)	4,300	6
Scentre Group (Australia)	7,538	25
Sino Land Co., Ltd. (Hong Kong)	3,625	6
Sun Hung Kai Properties Ltd. (Hong Kong)	370	6
Suntec REIT (Singapore)	5,200	8
UOL Group Ltd. (Singapore)	1,308	9
Westfield Corp. (Australia)	3,449	26
Wharf Holdings Ltd. (The) (Hong Kong)	1,750	6
Wharf Real Estate Investment Co., Ltd. (Hong Kong)(1)	910	6
Wheelock & Co., Ltd. (Hong Kong)	855	6
Wihlborgs Fastigheter AB (Sweden)	452	11
Yanlord Land Group Ltd. (Singapore)	6,800	8

		315

See Notes to Schedules of Investments

4

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—2.5%
HKT Trust & HKT Ltd. (Hong Kong)	5,000	$6
Hutchison Telecommunications Hong Kong Holdings Ltd. (Hong Kong)	15,650	6
Iliad SA (France)	78	19
Partner Communications Co., Ltd. (Israel)(1)	920	6
PCCW Ltd. (Hong Kong)	10,400	6
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	5,000	6
SoftBank Group Corp. (Japan)	496	39
TalkTalk Telecom Group plc (United Kingdom)	25,399	52
TPG Telecom Ltd. (Australia)	5,271	27

		167

Utilities—1.1%
CK Infrastructure Holdings Ltd. (Hong Kong)	720	6
CLP Holdings Ltd. (Hong Kong)	639	7
Engie SA (France)	1,069	19
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)(2)	6,600	6
Hong Kong & China Gas Co., Ltd. (Hong Kong)	3,113	6
Kenon Holdings Ltd. (Israel)(1)	252	5
Power Assets Holdings Ltd. (Hong Kong)	750	6
Rubis SCA (France)	269	19

		74

TOTAL COMMON STOCKS (Identified Cost $5,375)		6,487

TOTAL LONG TERM INVESTMENTS—99.3% (Identified Cost $5,406)		6,518

SHORT-TERM INVESTMENT—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(3)	16,986	17

TOTAL SHORT-TERM INVESTMENT (Identified Cost $17)		17

	SHARES	VALUE
TOTAL INVESTMENTS—99.6% (Identified Cost $5,423)		6,535
Other assets and liabilities, net—0.4%		23

NET ASSETS—100.0%		$6,558

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $73 or 1.1% of net assets.

(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

5

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

Country Weightings †
Japan	26%
United Kingdom	14
France	10
Germany	9
Switzerland	8
Australia	6
Hong Kong	5
Other	22

Total	100%

†	% of total investments as of December 31, 2017

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Preferred Stock	$31	$31
Common Stocks	6,487	6,487
Short-Term Investment	17	17

Total Investments	$6,535	$6,535

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.6%
Consumer Discretionary—33.4%
Amazon.com, Inc.(1)	344	$402
AMC Networks, Inc. Class A(1)	7,443	403
American Eagle Outfitters, Inc.	22,704	427
AutoNation, Inc.(1)	7,377	379
Buckle, Inc. (The)	17,862	424
Carnival Corp.	6,109	405
CBS Corp. Class B	6,999	413
Choice Hotels International, Inc.	5,270	409
Columbia Sportswear Co.	5,789	416
Comcast Corp. Class A	10,362	415
Dick’s Sporting Goods, Inc.	13,225	380
Dillard’s, Inc. Class A	6,885	413
Discovery Communications, Inc. Class C(1)	21,628	458
DISH Network Corp. Class A(1)	8,163	390
DSW, Inc. Class A	18,820	403
Expedia, Inc.	3,374	404
Gap, Inc. (The)	11,666	397
Garmin Ltd.	6,573	392
Horton (D.R.), Inc.	8,035	410
Hyatt Hotels Corp. Class A(1)	5,650	416
International Speedway Corp. Class A	9,920	395
L Brands, Inc.	6,795	409
Lands’ End, Inc.(1)	22,089	432
Las Vegas Sands Corp.	5,652	393
Lennar Corp. Class A	6,546	414
Liberty Braves Group Class C(1)	17,581	391
Liberty Broadband Corp. Class C(1)	4,685	399
Liberty Expedia Holdings, Inc. Class A(1)	9,024	400
Liberty Global plc Class C(1)	12,998	440
Liberty Global plc Class C(1)	18,801	374
Liberty Interactive Corp. Class A(1)	16,305	398
Liberty Media Corp. Class C(1)	11,369	388
Liberty Sirius XM Group Class C(1)	9,477	376
Liberty TripAdvisor Holdings, Inc. Class A(1)	42,585	401
Liberty Ventures Class A(1)	7,029	381
Lions Gate Entertainment Corp. Class B(1)	13,622	432
Madison Square Garden Co. (The) Class A(1)	1,896	400
Marriott International, Inc. Class A	3,115	423
Marriott Vacations Worldwide Corp.	3,017	408
Mohawk Industries, Inc.(1)	1,451	400
MSG Networks, Inc. Class A(1)	20,445	414

	SHARES	VALUE
Consumer Discretionary—(continued)
News Corp. Class A	24,569	$398
NIKE, Inc. Class B	6,220	389
Nordstrom, Inc.	8,646	410
Papa John’s International, Inc.	6,881	386
Penn National Gaming, Inc.(1)	13,790	432
Penske Automotive Group, Inc.	8,313	398
Ralph Lauren Corp.	4,154	431
Restaurant Brands International, Inc.	6,493	399
Sears Holdings Corp.(1)	99,665	357
Sears Hometown and Outlet Stores, Inc.(1)	216,335	563
Starbucks Corp.	6,723	386
Tesla, Inc.(1)	1,181	368
Twenty-First Century Fox, Inc. Class A	12,224	422
Under Armour, Inc. Class C(1)	32,339	431
Urban Outfitters, Inc.(1)	12,227	429
Viacom, Inc. Class B	13,544	417
Weight Watchers International, Inc.(1)	8,697	385
Wendy’s Co. (The)	25,587	420
Wynn Resorts Ltd.	2,426	409

		24,454

Consumer Staples—6.1%
Boston Beer Co., Inc. (The) Class A(1)	2,161	413
Brown-Forman Corp. Class B	6,129	421
Estee Lauder Cos., Inc. (The) Class A	3,126	398
Hostess Brands Inc.(1)	27,847	412
HRG Group, Inc.(1)	23,887	405
Kraft Heinz Co.(The)	5,048	392
Lancaster Colony Corp.	3,086	399
Monster Beverage Corp.(1)	6,297	399
Nomad Foods Ltd.(1)	24,122	408
PriceSmart, Inc.	4,685	403
Tootsie Roll Industries, Inc.	10,918	397

		4,447

Energy—5.3%
Cheniere Energy, Inc.(1)	8,253	444
Continental Resources, Inc.(1)	8,446	448
CVR Energy, Inc.	11,579	431
Exterran Corp.(1)	14,081	443
Hess Corp.	9,078	431
Par Pacific Holdings, Inc.(1)	19,785	382
RPC, Inc.	16,346	417

See Notes to Schedules of Investments

1

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
Transocean Ltd.(1)	40,750	$435
W&T Offshore, Inc.(1)	137,508	455

		3,886

Financials—13.3%
American Financial Group, Inc.	3,843	417
AmTrust Financial Services, Inc.	39,903	402
Berkley (W.R.) Corp.	5,682	407
Berkshire Hathaway, Inc. Class B(1)	2,025	401
BOK Financial Corp.	4,483	414
Brown & Brown, Inc.	7,799	401
Charles Schwab Corp. (The)	7,942	408
Cohen & Steers, Inc.	8,793	416
Erie Indemnity Co. Class A	3,400	414
First Citizens BancShares, Inc. Class A	975	393
Franklin Resources, Inc.	9,148	396
Greenlight Capital Re Ltd. Class A(1)	19,765	397
Hilltop Holdings, Inc.	16,728	424
Leucadia National Corp.	15,666	415
Loews Corp.	8,021	401
Mercury General Corp.	7,601	406
Morningstar, Inc.	4,150	403
National General Holdings Corp.	19,646	386
Ocwen Financial Corp.(1)	129,388	405
PJT Partners, Inc. Class A	9,020	411
Raymond James Financial, Inc.	4,556	407
Third Point Reinsurance Ltd.(1)	26,861	394
Virtu Financial, Inc. Class A	22,434	411
WisdomTree Investments, Inc.	34,426	432

		9,761

Health Care—3.5%
AquaBounty Technologies, Inc.(1)	69,696	245
Bruker Corp.	11,690	401
Danaher Corp.	4,245	394
Halozyme Therapeutics, Inc.(1)	19,208	389
Intrexon Corp.(1)	30,342	350
NantKwest, Inc.(1)	79,212	356
OPKO Health, Inc.(1)	78,019	382

		2,517

Industrials—12.0%
Air Lease Corp.	8,878	427
American Railcar Industries, Inc.	9,865	411

	SHARES	VALUE
Industrials—(continued)
Cintas Corp.	2,545	$397
Colfax Corp.(1)	10,870	431
Covanta Holding Corp.	26,498	448
FedEx Corp.	1,654	413
Fortive Corp.	5,522	399
Heartland Express, Inc.	17,645	412
Herc Holdings, Inc.(1)	6,402	401
Hertz Global Holdings, Inc.(1)	18,182	402
Manitowoc Co., Inc. (The)(1)	10,098	397
MasTec, Inc.(1)	8,577	420
MSC Industrial Direct Co., Inc. Class A	4,472	432
Navistar International Corp.(1)	9,729	417
Rollins, Inc.	8,729	406
Seaspan Corp.	68,028	459
Timken Co. (The)	8,207	403
W.W. Grainger, Inc.	1,785	422
Welbilt, Inc.(1)	18,034	424
Werner Enterprises, Inc.	10,330	399
XPO Logistics, Inc.(1)	5,187	475

		8,795

Information Technology—11.4%
Alphabet, Inc. Class C(1)	385	403
Amkor Technology, Inc.(1)	39,340	395
Anixter International, Inc.(1)	5,690	433
CommerceHub, Inc. Class C(1)	18,554	382
Conduent, Inc.(1)	25,414	411
eBay, Inc.(1)	10,684	403
EchoStar Corp. Class A(1)	6,746	404
Facebook, Inc. Class A(1)	2,242	396
IAC/InterActiveCorp(1)	3,335	408
Intuit, Inc.	2,556	403
National Instruments Corp.	9,538	397
Oracle Corp.	7,997	378
Paychex, Inc.	5,816	396
PayPal Holdings, Inc.(1)	5,393	397
Pegasystems, Inc.	8,023	378
RealPage, Inc.(1)	8,981	398
salesforce.com, Inc.(1)	3,849	394
SS&C Technologies Holdings, Inc.	9,633	390
Syntel, Inc.(1)	15,800	363
TeleTech Holdings, Inc.	10,020	403

See Notes to Schedules of Investments

2

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Xerox Corp.	13,594	$396

		8,328

Materials—5.8%
Freeport-McMoRan, Inc.(1)	24,490	464
Huntsman Corp.	12,574	418
LyondellBasell Industries N.V. Class A	3,721	410
NewMarket Corp.	1,036	412
Novagold Resources, Inc.(1)	109,420	430
Platform Specialty Products Corp.(1)	42,298	420
Scotts Miracle-Gro Co. (The)	3,905	418
Silgan Holdings, Inc.	13,832	406
TimkenSteel Corp.(1)	29,474	448
Westlake Chemical Corp.	3,939	420

		4,246

Real Estate—8.8%
Altisource Portfolio Solutions SA(1)	14,672	411
American Homes 4 Rent Class A	18,238	398
Boston Properties, Inc.	3,165	412
Colony NorthStar, Inc. Class A	32,622	372
Equity LifeStyle Properties, Inc.	4,386	390
Equity Residential	6,096	389
Gaming and Leisure Properties, Inc.	11,102	411
Host Hotels & Resorts, Inc.	20,166	400
Howard Hughes Corp. (The)(1)	3,111	408
JBG SMITH Properties	11,659	405
Marcus & Millichap, Inc.(1)	12,584	410
Seritage Growth Properties Class A	9,808	397
Simon Property Group, Inc.	2,412	414
Taubman Centers, Inc.	6,289	412
Urban Edge Properties	15,770	402
Vornado Realty Trust	5,169	404

		6,435

TOTAL COMMON STOCKS (Identified Cost $52,190)		72,869

TOTAL LONG TERM INVESTMENTS—99.6% (Identified Cost $52,190)		72,869

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	238,565	$239

TOTAL SHORT-TERM INVESTMENT (Identified Cost $239)		239

TOTAL INVESTMENTS—99.9% (Identified Cost $52,429)		73,108
Other assets and liabilities, net—0.1%		107

NET ASSETS—100.0%		$73,215

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$72,869	$72,869
Short-Term Investment	239	239

Total Investments	$73,108	$73,108

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—89.3%
Consumer Discretionary—8.2%
Ace Hardware Indonesia Tbk PT (Indonesia)	4,591,000	$391
Fila Korea Ltd. (South Korea)	3,100	236
Goldlion Holdings Ltd. (Hong Kong)	500,284	198
Pico Far East Holdings Ltd. (Hong Kong)	636,780	254
Whirlpool SA (Brazil)	54,761	77

		1,156

Consumer Staples—18.0%
AVI Ltd. (South Africa)	39,810	356
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	8,140	241
Distell Group Ltd. (South Africa)	30,200	346
Heineken Malaysia Bhd (Malaysia)	80,000	374
Oldtown Bhd (Malaysia)	376,750	288
Taisun International Holding Corp. (Taiwan)	72,000	307
Union de Cervecerias Peruanas Backus y Johnston SAA Class I (Peru)	57,300	325
Wawel SA (Poland)	1,011	299

		2,536

Financials—11.0%
BFI Finance Indonesia Tbk PT (Indonesia)	5,330,000	267
CARE Ratings Ltd. (India)	15,800	330
Korea Ratings Corp. (South Korea)	3,600	182
Tisco Financial Group PCL (Thailand)	66,700	181
Vostok New Ventures Ltd. (Sweden)(1)	77,400	590

		1,550

Industrials—21.3%
104 Corp. (Taiwan)	54,000	296
Blue Dart Express Ltd. (India)	3,400	243
Freight Management Holdings Bhd (Malaysia)	262,729	81
Hy-Lok Corp. (South Korea)	7,000	147
Kerry TJ Logistics Co., Ltd. (Taiwan)	334,906	431
Lumax International Corp., Ltd. (Taiwan)	163,379	307
S-1 Corp. (South Korea)	3,200	320
Sarine Technologies Ltd. (Israel)	229,000	171
Sinmag Equipment Corp. (Taiwan)	61,520	351
Sporton International Inc. (Taiwan)	26,000	140
Taiwan Secom Co., Ltd. (Taiwan)	99,874	307
Turk Traktor ve Ziraat Makineleri AS (Turkey)	10,100	203

		2,997

	SHARES	VALUE
Information Technology—17.5%
Autohome, Inc. ADR (China)(1)	10,625	$687
Cartrack Holdings Ltd. (South Africa)	105,600	163
Douzone Bizon Co., Ltd. (South Korea)	10,950	341
e-Credible Co., Ltd. (South Korea)	14,700	200
Hancom, Inc. (South Korea)	17,650	296
Linx SA (Brazil)	40,100	259
Yandex N.V. Class A (Russia)(1)	16,110	527

		2,473

Materials—12.3%
Corp. Moctezuma SAB de C.V. (Mexico)	91,400	344
Enaex SA (Chile)	19,181	283
SH Kelkar & Co., Ltd. (India)(2)	70,300	329
Sniezka SA (Poland)	15,138	322
Transpaco Ltd. (South Africa)	86,890	154
Yung Chi Paint & Varnish Manufacturing Co., Ltd. (Taiwan)	112,000	305

		1,737

Telecommunication Services—1.0%
Sarana Menara Nusantara Tbk PT (Indonesia)	460,000	136

TOTAL COMMON STOCKS (Identified Cost $10,839)		12,585

TOTAL LONG TERM INVESTMENTS—89.3% (Identified Cost $10,839)		12,585

SHORT-TERM INVESTMENT—9.6%
Money Market Mutual Fund—9.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(3)	1,361,252	1,361

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,361)		1,361

TOTAL INVESTMENTS—98.9% (Identified Cost $12,200)		13,946
Other assets and liabilities, net—1.1%		159

NET ASSETS—100.0%		$14,105

Abbreviation:

ADR	American Depositary Receipt

See Notes to Schedules of Investments

1

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

Footnote Legend:

(1)	Non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $329 or 2.3% of net assets.

(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
Taiwan	18%
South Korea	12
United States	10
South Africa	7
India	6
Indonesia	6
Malaysia	5
Other	36

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$12,585	$12,585
Short-Term Investment	1,361	1,361

Total Investments	$13,946	$13,946

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—85.7%
Consumer Discretionary—6.5%
Ascential plc (United Kingdom)	1,679,200	$8,735
Goldlion Holdings Ltd. (Hong Kong)	17,054,316	6,745
Pico Far East Holdings Ltd. (Hong Kong)	13,581,668	5,424

		20,904

Consumer Staples—7.1%
Distell Group Ltd. (South Africa)	33,697	386
Heineken Malaysia Bhd (Malaysia)	2,070,200	9,668
Taisun International Holding Corp. (Taiwan)	885,000	3,777
Union de Cervecerias Peruanas Backus y Johnston SAA Class I (Peru)	547,908	3,111
Wawel SA (Poland)	19,592	5,802

		22,744

Energy—2.1%
Pason Systems, Inc. (Canada)	427,010	6,179
Qualitech PCL (Thailand)	3,073,163	585

		6,764

Financials—10.9%
Euler Hermes Group SA (France)	75,260	10,999
Euroz Ltd. (Australia)	3,005,713	2,791
Korea Ratings Corp. (South Korea)	67,093	3,390
Sabre Insurance Group plc (United Kingdom)(1)	777,900	2,857
Vostok New Ventures Ltd. (Sweden)(1)	1,958,600	14,923

		34,960

Health Care—3.1%
Haw Par Corp., Ltd. (Singapore)	403,219	3,422
Software Service, Inc. (Japan)	4,000	246
WIN-Partners Co., Ltd. (Japan)	480,065	6,059

		9,727

Industrials—17.9%
104 Corp. (Taiwan)	93,000	509
AIT Corp. (Japan)	360,500	4,367
Amadeus Fire AG (Germany)	35,295	3,270
Asiakastieto Group Oyj (Finland)	214,697	6,157
Golden Friends Corp. (Taiwan)	879,065	1,640
Howden Joinery Group plc (United Kingdom)	1,682,300	10,603
Hy-Lok Corp. (South Korea)	252,043	5,297
Interworks, Inc. (Japan)	474,800	5,137
JOST Werke AG (Germany)(1)	101,850	5,157

	SHARES	VALUE
Industrials—(continued)
Kerry TJ Logistics Co., Ltd. (Taiwan)	1,109,669	$1,426
Lumax International Corp., Ltd. (Taiwan)	3,102,259	5,827
SJR in Scandinavia AB Class B (Sweden)	733,950	4,026
WABCO Holdings, Inc. (United States)(1)	26,000	3,731

		57,147

Information Technology—32.5%
Alten SA (France)	92,144	7,696
Altran Technologies SA (France)	219,500	3,658
Auto Trader Group plc (United Kingdom)	3,478,440	16,569
Autohome, Inc. ADR (China)(1)	215,265	13,921
Bouvet ASA (Norway)	247,945	6,160
Computer Modelling Group Ltd. (Canada)	473,600	3,617
e-Credible Co., Ltd. (South Korea)	296,500	4,030
Firstlogic, Inc. (Japan)(1)	485,800	4,376
REA Group Ltd. (Australia)	55,510	3,320
Rightmove plc (United Kingdom)	276,160	16,779
Scout24 AG (Germany)	367,125	14,999
Webstep AS (Norway)(1)	2,760,800	8,742

		103,867

Materials—5.6%
Corp. Moctezuma SAB de C.V. (Mexico)	1,190,630	4,480
Rimoni Industries Ltd. (Israel)	89,509	1,565
SH Kelkar & Co., Ltd. (India)(2)	81,404	381
Sniezka SA (Poland)	402,634	8,559
Transpaco Ltd. (South Africa)	1,705,262	3,032

		18,017

TOTAL COMMON STOCKS (Identified Cost $242,193)		274,130

TOTAL LONG TERM INVESTMENTS—85.7% (Identified Cost $242,193)		274,130

SHORT-TERM INVESTMENT—13.3%
Money Market Mutual Fund—13.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(3)	42,410,887	42,411

TOTAL SHORT-TERM INVESTMENT (Identified Cost $42,411)		42,411

See Notes to Schedules of Investments

1

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

VALUE
TOTAL INVESTMENTS—99.0% (Identified Cost $284,604)	$316,541
Other assets and liabilities, net—1.0%	3,045

NET ASSETS—100.0%	$319,586

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $381 or 0.1% of net assets.

(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United Kingdom	18%
United States	15
Germany	7
France	7
Japan	6
Sweden	6
Norway	5
Other	36

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$274,130	$274,130
Short-Term Investment	42,411	42,411

Total Investments	$316,541	$316,541

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—5.6%
U.S. Treasury Bond 2.500%, 2/15/46	$2,573	$2,446
U.S. Treasury Note
1.125%, 2/28/19	330	327
1.625%, 2/15/26	1,455	1,374

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $4,082)		4,147

MUNICIPAL BONDS—2.5%
California—1.1%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	831

Georgia—0.4%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	256

New York—1.0%
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	640	749

TOTAL MUNICIPAL BONDS (Identified Cost $1,812)		1,836

FOREIGN GOVERNMENT SECURITIES—2.7%
Argentine Republic
7.500%, 4/22/26	155	175
7.625%, 4/22/46	150	169
Dominican Republic 144A 6.600%, 1/28/24(2)	135	152
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(2)	200	196
Kingdom of Bahrain 144A 7.000%, 10/12/28(2)	200	203
Republic of Costa Rica 144A 7.000%, 4/4/44(2)	200	207
Republic of Indonesia 144A 4.350%, 1/8/27(2)	200	212
Republic of South Africa
4.665%, 1/17/24	100	102
4.300%, 10/12/28	200	193
Republic of Turkey 4.875%, 10/9/26	200	197
Sultanate of Oman 144A 4.750%, 6/15/26(2)	200	194

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,923)		2,000

MORTGAGE-BACKED SECURITIES—18.1%
Agency—7.0%
FHLMC

	PAR VALUE	VALUE
Agency—(continued)
5.000%, 12/1/35	$24	$26
4.000%, 2/1/45	327	342
3.500%, 3/1/45	280	289
3.500%, 4/1/46	327	336
FNMA
5.000%, 4/1/20	20	21
5.000%, 8/1/21	3	3
6.000%, 5/1/29	21	24
6.500%, 5/1/30	1	1
7.000%, 7/1/31	7	8
5.500%, 4/1/36	26	29
5.500%, 9/1/36	121	134
6.000%, 9/1/37	20	23
6.000%, 8/1/38	141	161
6.000%, 8/1/38	11	12
5.000%, 6/1/39	431	470
5.000%, 9/1/39	120	131
5.500%, 9/1/39	257	284
4.500%, 9/1/40	188	205
3.500%, 12/1/42	240	248
4.000%, 9/1/44	80	84
3.500%, 8/1/45	496	510
3.500%, 1/1/46	123	126
4.000%, 1/1/46	202	211
3.500%, 6/1/46	212	217
3.000%, 12/1/46	354	354
3.500%, 1/1/47	532	547
4.000%, 4/1/47	101	106
3.500%, 7/1/47	171	176
3.500%, 7/1/47	68	70
GNMA 6.500%, 9/15/28	25	28

		5,176

Non-Agency—11.1%
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(2)	195	207
2015-SFR2, C 144A, 4.691%, 10/17/45(2)	125	133
2015-SFR1, A 144A, 3.467%, 4/17/52(2)	214	219
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (5.850% minus 1 month LIBOR) 4.593%, 6/25/33(1)	124	123

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
AMSR Trust 2016-SFR1, C 144A , (1 month LIBOR + 2.250%) 3.741%, 11/17/33(1)(2)	$100	$101
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(1)(2)	325	331
Banc of America Funding Trust 2004-B, 2A1, 3.776%, 11/20/34(1)	75	75
2005-1, 1A1, 5.500%, 2/25/35	71	71
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	53	54
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 5.042%, 7/25/35(1)	198	204
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 3.572%, 5/25/34(1)	188	187
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(2)	160	165
2017-SPL5, B1 144A, 4.000%, 6/28/57(1)(2)	100	105
2017-SPL1, B1 144A, 4.250%, 10/28/64(1)(2)	114	117
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A, 4.250%, 6/28/53(1)(2)	100	103
2017-SPL3, B1 144A, 4.250%, 11/28/53(1)(2)	145	152
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	120	123
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 3.627%, 12/17/33(1)(2)	195	195
COLT Mortgage Loan Trust 2016-1, A2 144A 3.500%, 5/25/46(2)	79	79
COLT Mortgage Loan Trust Funding LLC 2017-1, A3 144A 3.074%, 5/27/47(1)(2)	70	70
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	52	49
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(1)(2)	112	113
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(1)	53	54
Jefferies Resecuritization Trust 2014-R1, 1A1 144A 4.000%, 12/27/37(2)	14	14
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	146	153

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	$195	$204
JPMorgan Chase Mortgage Trust
2004-A4, 2A1, 3.492%, 9/25/34(1)	149	152
2016-1, M2 144A, 3.750%, 4/25/45(1)(2)	117	119
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	156	158
2017-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	138	137
2017-5, A1 144A, 3.188%, 10/25/48(1)(2)	307	309
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	87	90
MetLife Securitization Trust 2017-1A, M1 144A 3.601%, 4/25/55(1)(2)	100	103
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS, 4.266%, 11/15/46	360	380
2015-C22, AS, 3.561%, 4/15/48	310	312
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(1)(2)	198	202
2015-2A, A1 144A, 3.750%, 8/25/55(1)(2)	147	150
2016-1A, A1 144A, 3.750%, 3/25/56(1)(2)	121	123
2016-4A, B1A 144A, 4.500%, 11/25/56(1)(2)	173	183
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.277%, 3/25/35(1)	179	180
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	150	154
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(1)(2)	97	97
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	118	121
Sequoia Mortgage Trust 2013-8, B1 3.534%, 6/25/43(1)	107	107
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(1)(2)	150	151
2016-1, A1B 144A, 2.750%, 2/25/55(1)(2)	129	129
2015-5, A2 144A, 3.500%, 5/25/55(1)(2)	220	226
2017-1, M1 144A, 3.750%, 10/25/56(1)(2)	100	102
2015-2, 1M1 144A, 3.250%, 11/25/60(1)(2)	445	453
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(2)	100	99
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 4/25/59(1)(2)	68	68

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Verus Securitization Trust 2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	$190	$190
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	300	300

		8,196

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $13,153)		13,372

ASSET-BACKED SECURITIES—7.9%
Auto Floor Plan—0.4%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A , (1 month LIBOR + 1.750%) 3.302%, 9/27/21(1)(2)	310	312

Automobiles—4.8%
American Credit Acceptance Receivables Trust 2017-2, C 144A 2.860%, 6/12/23(2)	185	185
AmeriCredit Automobile Receivables Trust 2014-1, D 2.540%, 6/8/20	235	236
Avis Budget Rental Car Funding LLC
(AESOP) 2012-3A, A 144A, 2.100%, 3/20/19(2)	188	187
(AESOP) 2016-1A, A 144A, 2.990%, 6/20/22(2)	200	201
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(2)	185	185
CarMax Auto Owner Trust 2015-2, C 2.390%, 3/15/21	235	235
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(2)	161	161
Drive Auto Receivables Trust
2015-DA, C 144A, 3.380%, 11/15/21(2)	189	190
2017-2, C, 2.750%, 9/15/23	220	220
DT Auto Owner Trust 2016-4A, C 144A 2.740%, 10/17/22(2)	235	235
Exeter Automobile Receivables Trust 2015-2A, C 144A 3.900%, 3/15/21(2)	255	258
Flagship Credit Auto Trust 2017-3, C 144A 2.910%, 9/15/23(2)	220	219
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(2)	175	174
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(2)	220	219

	PAR VALUE	VALUE
Automobiles—(continued)
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(2)	$185	$185
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(2)	220	219
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(2)	220	218

		3,527

Other—2.3%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	219	218
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	185	186
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(2)	170	169
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	170	169
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(2)	96	96
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(2)	185	186
Murray Hill Marketplace Trust 2016-LC1, A 144A 4.190%, 11/25/22(2)	18	18
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(2)	211	210
Orange Lake Timeshare Trust 2012-AA, A 144A 3.450%, 3/10/27(2)	22	22
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(2)	185	186
Sierra Timeshare Receivables Funding LLC 2013-1A, A 144A 1.590%, 11/20/29(2)	37	37
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	183	187

		1,684

Student Loans—0.4%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(2)	220	219
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(2)	56	56

		275

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,801)		5,798

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—51.5%
Consumer Discretionary—5.2%
Beazer Homes USA, Inc. 6.750%, 3/15/25	$140	$147
CalAtlantic Group, Inc. 5.250%, 6/1/26	150	159
Charter Communications Operating LLC 4.908%, 7/23/25	185	197
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(2)	155	160
Discovery Communications LLC 3.950%, 3/20/28	175	174
Eldorado Resorts, Inc. 6.000%, 4/1/25	75	78
Ford Motor Credit Co., LLC 5.750%, 2/1/21	235	255
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	60	64
General Motors Financial Co., Inc.
4.200%, 3/1/21	90	94
3.450%, 4/10/22	30	30
Horton (D.R.), Inc. 4.750%, 2/15/23	220	235
L Brands, Inc. 6.875%, 11/1/35	82	83
Lear Corp. 3.800%, 9/15/27	220	220
Lennar Corp. 144A 4.750%, 11/29/27(2)	145	149
MDC Holdings, Inc. 5.500%, 1/15/24	180	190
PulteGroup, Inc. 6.375%, 5/15/33	130	146
QVC, Inc. 4.375%, 3/15/23	265	272
Scientific Games International, Inc.
6.625%, 5/15/21	95	98
144A, 5.000%, 10/15/25(2)	75	75
SFR Group S.A. 144A 7.375%, 5/1/26(2)	200	206
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(2)	145	145
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	187
Vista Outdoor, Inc. 5.875%, 10/1/23	150	144
Wyndham Worldwide Corp.
5.100%, 10/1/25	245	257
4.500%, 4/1/27	50	51

		3,816

Consumer Staples—1.5%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	185	191
CVS Health Corp. 2.875%, 6/1/26	255	244
Flowers Foods, Inc. 4.375%, 4/1/22	275	292
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	180	173
Safeway, Inc. 7.250%, 2/1/31	115	96

	PAR VALUE	VALUE
Consumer Staples—(continued)
Tops Holding LLC 144A 8.000%, 6/15/22(2)	$155	$84

		1,080

Energy—5.0%
Alta Mesa Holdings LP 7.875%, 12/15/24	75	82
Andeavor Logistics LP 4.250%, 12/1/27	185	187
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	110	119
Crestwood Midstream Partners LP 5.750%, 4/1/25	125	129
Enbridge Energy Partners LP
4.375%, 10/15/20	30	31
5.875%, 10/15/25	145	164
Energy Transfer Equity LP 4.250%, 3/15/23	165	164
Energy Transfer Partners LP 4.200%, 4/15/27	185	184
EP Energy LLC 144A 8.000%, 11/29/24(2)	75	78
FTS International, Inc. 6.250%, 5/1/22	60	58
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	115	121
HollyFrontier Corp. 5.875%, 4/1/26	190	211
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	245	313
MPLX LP 4.875%, 12/1/24	255	275
NGL Energy Partners LP 5.125%, 7/15/19	155	158
NuStar Logistics LP 5.625%, 4/28/27	165	168
Oasis Petroleum, Inc. 6.875%, 1/15/23	70	72
Parsley Energy LLC 144A 5.625%, 10/15/27(2)	160	164
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(2)	110	110
7.375%, 1/17/27	240	264
Petroleos Mexicanos
6.875%, 8/4/26	170	193
144A, 6.500%, 3/13/27(2)	110	120
QEP Resources, Inc. 5.625%, 3/1/26	15	15
Range Resources Corp. 4.875%, 5/15/25	145	140
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	156
4.200%, 3/15/28	35	35

		3,711

Financials—17.3%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	200	206
Allstate Corp. (The) 5.750%, 8/15/53(3)	180	196
Ally Financial, Inc. 5.750%, 11/20/25	120	131

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Apollo Management Holdings LP 144A 4.000%, 5/30/24(2)	$190	$195
Ares Capital Corp.
4.875%, 11/30/18	26	27
3.875%, 1/15/20	71	72
3.500%, 2/10/23	75	74
Ares Finance Co., LLC 144A 4.000%, 10/8/24(2)	270	260
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	85	83
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)	175	192
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(2)	300	293
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)	185	209
Banco Santander Chile 144A 3.875%, 9/20/22(2)	215	223
Bancolombia S.A. 5.125%, 9/11/22	260	272
Bank of America Corp.
2.000%, 1/11/18	150	150
144A, 3.004%, 12/20/23(2)	255	256
4.200%, 8/26/24	338	356
Bank of Montreal 3.803%, 12/15/32	53	52
Brookfield Finance LLC 4.000%, 4/1/24	232	240
Capital One Financial Corp.
4.200%, 10/29/25	180	185
3.750%, 7/28/26	200	199
Citigroup, Inc. 3.200%, 10/21/26	330	327
Compass Bank 3.875%, 4/10/25	250	251
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(2)	290	298
Discover Financial Services 3.950%, 11/6/24	190	194
FS Investment Corp.
4.250%, 1/15/20	165	168
4.750%, 5/15/22	40	41
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500	554
ICAHN Enterprises LP 144A 6.375%, 12/15/25(2)	145	145
iStar, Inc.
6.000%, 4/1/22	65	67
5.250%, 9/15/22	50	50
Jefferies Group LLC
5.125%, 1/20/23	85	92

	PAR VALUE	VALUE
Financials—(continued)
4.850%, 1/15/27	$100	$106
JPMorgan Chase & Co. 3.300%, 4/1/26	365	368
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	215	252
Kimco Realty Corp. 3.300%, 2/1/25	225	223
Leucadia National Corp. 5.500%, 10/18/23	150	161
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(2)	245	258
Lincoln National Corp. 4.200%, 3/15/22	250	263
Macquarie Group Ltd. 144A 6.250%, 1/14/21(2)	210	230
Manulife Financial Corp. 4.150%, 3/4/26	215	228
Morgan Stanley
4.100%, 5/22/23	155	162
3.125%, 7/27/26	365	360
6.375%, 7/24/42	435	604
Navient Corp.
7.250%, 9/25/23	40	43
6.750%, 6/25/25	110	113
Nordea Bank AB 144A 2.125%, 5/29/20(2)	200	199
OM Asset Management plc 4.800%, 7/27/26	200	207
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(2)(4)	255	273
Prudential Financial, Inc.
5.875%, 9/15/42	75	82
5.625%, 6/15/43(3)	160	173
S&P Global, Inc. 4.000%, 6/15/25	195	205
Santander Holdings USA, Inc.
144A, 3.700%, 3/28/22(2)	185	187
144A, 4.400%, 7/13/27(2)	70	72
SBA Tower Trust 144A 2.877%, 7/9/21(2)	320	318
Societe Generale S.A. 144A 4.750%, 11/24/25(2)	200	210
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)	160	162
Trinity Acquisition plc
3.500%, 9/15/21	15	15
4.400%, 3/15/26	80	85
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	200	199
UBS AG 7.625%, 8/17/22	500	584
VICI Properties 1 LLC , (3 month LIBOR + 3.500%) 4.850%, 10/15/22(1)	4	4
Wells Fargo & Co.
3.069%, 1/24/23	95	96

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Series S, 5.900%, 12/29/49	$255	$273

		12,773

Health Care—3.5%
Abbott Laboratories
3.400%, 11/30/23	40	41
3.750%, 11/30/26	215	221
AbbVie, Inc.
2.850%, 5/14/23	135	135
3.600%, 5/14/25	65	67
3.200%, 5/14/26	110	110
AmerisourceBergen Corp. 3.450%, 12/15/27	145	144
Anthem, Inc. 3.650%, 12/1/27	50	51
Becton Dickinson & Co.
3.363%, 6/6/24	38	38
3.700%, 6/6/27	225	227
Cardinal Health, Inc.
3.200%, 3/15/23	130	130
3.079%, 6/15/24	10	10
3.410%, 6/15/27	75	73
Catalent Pharma Solutions, Inc. 144A 4.875%, 1/15/26(2)	15	15
Community Health Systems, Inc. 6.250%, 3/31/23	95	85
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	35	36
Forest Laboratories LLC 144A 4.875%, 2/15/21(2)	75	79
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(2)	35	37
HCA, Inc. 5.375%, 2/1/25	80	83
Mylan NV
3.150%, 6/15/21	55	55
3.950%, 6/15/26	145	146
Owens & Minor, Inc. 3.875%, 9/15/21	35	35
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	80	79
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	120	124
Teleflex, Inc. 4.625%, 11/15/27	65	66
Tenet Healthcare Corp.
4.500%, 4/1/21	85	85
144A, 4.625%, 7/15/24(2)	75	73
Valeant Pharmaceuticals International, Inc.

	PAR VALUE	VALUE
Health Care—(continued)
144A, 7.500%, 7/15/21(2)	$25	$25
144A, 6.500%, 3/15/22(2)	10	11
144A, 5.500%, 3/1/23(2)	50	46
144A, 7.000%, 3/15/24(2)	20	21
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	255	255

		2,603

Industrials—1.9%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	200	203
Bombardier, Inc. 144A 6.125%, 1/15/23(2)	115	113
CNH Industrial N.V.
4.500%, 8/15/23	153	159
3.850%, 11/15/27	98	98
Masco Corp.
5.950%, 3/15/22	84	93
4.450%, 4/1/25	55	58
Owens Corning 3.400%, 8/15/26	200	196
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(2)	75	76
Pitney Bowes, Inc. 4.125%, 5/15/22	176	162
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(2)	75	83
TransDigm, Inc.
6.000%, 7/15/22	115	118
6.500%, 5/15/25	45	46

		1,405

Information Technology—3.0%
Apple, Inc.
2.900%, 9/12/27	305	301
3.000%, 11/13/27	125	124
Arrow Electronics, Inc. 3.875%, 1/12/28	185	184
Broadcom Corp.
144A, 3.000%, 1/15/22(2)	80	79
144A, 3.625%, 1/15/24(2)	145	144
Citrix Systems, Inc. 4.500%, 12/1/27	170	173
Dell International LLC
144A, 6.020%, 6/15/26(2)	40	44
144A, 8.100%, 7/15/36(2)	85	107
First Data Corp. 144A 5.000%, 1/15/24(2)	230	237
Flex Ltd. 4.750%, 6/15/25	200	214
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	120	127
Match Group, Inc. 144A 5.000%, 12/15/27(2)	85	86

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Verisk Analytics, Inc. 4.000%, 6/15/25	$190	$197
VMware, Inc.
2.950%, 8/21/22	94	94
3.900%, 8/21/27	100	101

		2,212

Materials—4.4%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(2)	310	327
Anglo American Capital plc 144A 4.000%, 9/11/27(2)	200	199
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)	200	234
CRH America Finance, Inc. 144A 3.400%, 5/9/27(2)	200	200
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	185	186
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)	200	208
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(2)	375	392
NewMarket Corp. 4.100%, 12/15/22	288	301
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(2)	80	80
144A, 5.000%, 5/1/25(2)	100	100
OCP SA 144A 5.625%, 4/25/24(2)	200	214
Rusal Capital DAC 144A 5.125%, 2/2/22(2)	200	204
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(2)(4)	220	223
Standard Industries, Inc. 144A 6.000%, 10/15/25(2)	145	155
Vulcan Materials Co. 3.900%, 4/1/27	185	189

		3,212

Real Estate—4.7%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	120	123
American Tower Corp. 3.000%, 6/15/23	86	86
Brixmor Operating Partnership LP 3.875%, 8/15/22	55	56
Corporate Office Properties LP 3.600%, 5/15/23	265	265
Digital Realty Trust LP 5.250%, 3/15/21	165	177
Education Realty Operating Partnership LP 4.600%, 12/1/24	205	213
EPR Properties 4.750%, 12/15/26	245	251
Greystar Real Estate Partners LLC 144A 5.750%, 12/1/25(2)	45	46
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	125	127

	PAR VALUE	VALUE
Real Estate—(continued)
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	$190	$189
Hospitality Properties Trust 4.950%, 2/15/27	220	232
Kilroy Realty LP 4.375%, 10/1/25	190	199
LifeStorage LP
3.500%, 7/1/26	125	122
3.875%, 12/15/27	75	75
MPT Operating Partnership LP
6.375%, 3/1/24	20	21
5.500%, 5/1/24	90	93
5.000%, 10/15/27	85	87
National Retail Properties, Inc. 4.000%, 11/15/25	60	61
Physicians Realty LP 3.950%, 1/15/28	200	198
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	152
Select Income REIT 4.500%, 2/1/25	190	192
Uniti Group, Inc. 144A 7.125%, 12/15/24(2)	150	136
Welltower, Inc. 4.000%, 6/1/25	200	207
WP Carey, Inc. 4.600%, 4/1/24	160	167

		3,475

Telecommunication Services—2.5%
AT&T, Inc.
3.900%, 8/14/27	155	156
144A, 4.100%, 2/15/28(2)	449	450
Frontier Communications Corp. 10.500%, 9/15/22	145	110
Level 3 Financing, Inc. 5.375%, 1/15/24	145	145
Qwest Corp. 7.250%, 9/15/25	150	161
Telefonica Emisiones SAU 4.570%, 4/27/23	225	243
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	200	200
Verizon Communications, Inc.
2.946%, 3/15/22	220	221
4.125%, 3/16/27	180	188

		1,874

Utilities—2.5%
American Electric Power Co., Inc. 3.200%, 11/13/27	170	169
Duke Energy Corp. 2.650%, 9/1/26	205	196
Dynegy, Inc. 7.375%, 11/1/22	165	174
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	200	204

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Exelon Corp. 3.497%, 6/1/22	$255	$260
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(2)	210	222
Southern Power Co. 4.150%, 12/1/25	230	242
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(2)	200	211
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	130	129

		1,807

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $37,119)		37,968

LOAN AGREEMENTS(1)—4.4%
Consumer Discretionary—0.9%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.570%, 9/29/24	60	60
Playa Resorts Holding B.V. , (3 month LIBOR + 3.000%) 4.453%, 4/29/24	95	95
Seminole Tribe of Florida Tranche B , (1 month LIBOR + 2.000%) 3.569%, 7/8/24	120	120
Sinclair Television Group, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 12/12/24(6)	95	95
Station Casinos LLC Tranche B , (1 month LIBOR + 2.500%) 4.060%, 6/8/23	84	84
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.193%, 12/23/21	107	107
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 4.810%, 8/18/23	98	98

		659

Consumer Staples—0.5%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 4.319%, 8/25/21	102	100
Aramark Intermediate HoldCo Corp. Tranche B-1 , (1 month LIBOR + 2.000%) 3.569%, 3/11/25	75	76
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.100%, 10/30/22	109	107
TKC Holdings, Inc. First Lien , (2 month LIBOR + 4.250%) 5.673%, 2/1/23	79	80

		363

	PAR VALUE	VALUE
Energy—0.2%
Ultra Resources, Inc. , (3 month LIBOR + 3.000%) 4.413%, 4/12/24	$120	$120

Health Care—0.6%
CHG Healthcare Services, Inc. 2017, First Lien , (3 month LIBOR + 3.000%) 4.476%, 6/7/23	118	119
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.570%, 12/1/23	20	20
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.069%, 2/15/23	38	38
MMM Holdings, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19	40	39
MSO of Puerto Rico, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19	29	28
NVA Holdings, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.693%, 8/14/22	73	73
Parexel International Corp. Tranche B , (1 month LIBOR + 3.000%) 4.569%, 9/27/24	20	20
Quorum Health Corp. , (1 month LIBOR + 6.750%) 8.319%, 4/29/22	86	87
Wink Holdco, Inc. First Lien , (3 month LIBOR + 3.000%) 4.490%, 12/2/24	5	5

		429

Industrials—0.8%
Accudyne Industries LLC , (1 month LIBOR + 3.750%) 5.319%, 8/18/24	85	85
Advanced Disposal Services, Inc. , (weekly LIBOR + 2.250%) 3.739%, 11/10/23	17	17
Beacon Roofing Supply, Inc. Tranche B , (3 month LIBOR + 2.250%) 0.000%, 1/2/25(6)	125	125
Navistar, Inc. Tranche B , (1 month LIBOR + 3.500%) 4.900%, 11/6/24	95	95
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 5.569%, 11/8/24	75	75
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.229%, 2/28/22	120	121
Zodiac Pool Solutions LLC Tranche B-1, First Lien , (3 month LIBOR + 4.000%) 5.693%, 12/20/23	99	99

		617

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—0.2%
Rackspace Hosting, Inc. 2017, Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.403%, 11/3/23	$163	$165

Materials—0.2%
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 5.962%, 8/17/22	160	115
Tronox Ltd.
First Lien, (3 month LIBOR + 3.000%) 4.693%, 9/23/24	17	17
First Lien, (3 month LIBOR + 3.000%) 4.693%, 9/23/24	8	8

		140

Real Estate—0.2%
Capital Automotive LP Tranche B-2, First Lien , (1 month LIBOR + 2.500%) 4.070%, 3/25/24	164	164

Telecommunication Services—0.4%
CenturyLink, Inc. Tranche B , (3 month PRIME + 1.750%) 0.000%, 1/31/25(6)	115	111
Level 3 Financing, Inc. 2024, Tranche B , (3 month LIBOR + 2.250%) 3.696%, 2/22/24	145	145
UPC Financing Partnership Tranche A-R , (1 month LIBOR + 2.500%) 3.977%, 1/15/26	60	60

		316

Utilities—0.4%
Energy Future Intermediate Holding Co., LLC , (1 month LIBOR + 3.000%) 4.546%, 6/30/18	85	85
NRG Energy, Inc. , (3 month LIBOR + 2.250%) 3.943%, 6/30/23	109	109
Vistra Operations Co., LLC
Tranche C, (1 month LIBOR + 2.500%) 3.834%, 8/4/23	13	13
(1 month LIBOR + 2.750%) 3.996%, 8/4/23	70	70

		277

TOTAL LOAN AGREEMENTS (Identified Cost $3,277)		3,250

	PAR VALUE		VALUE
PREFERRED STOCKS—3.2%
Financials—2.2%
Bank of New York Mellon Corp. (The) Series E, 4.950%	150	(5)	$155
Citigroup, Inc.	155	(5)	171
Citigroup, Inc. Series J, 7.125%	8	(5)	231
JPMorgan Chase & Co. Series Z, 5.300%	225	(5)	233
KeyCorp Series D, 5.000%	190	(5)	196
M&T Bank Corp. Series F, 5.125%	195	(5)	208
PNC Financial Services Group, Inc. (The)	215	(5)	219
PNC Financial Services Group, Inc. (The)	195	(5)	206

			1,619

Industrials—1.0%
General Electric Co. Series D, 5.000%	686	(5)	707

TOTAL PREFERRED STOCKS (Identified Cost $2,197)			2,326

EXCHANGE-TRADED FUND(7)—0.6%
iShares iBoxx $ Investment Grade Corporate Bond Index Fund	3,365		409

TOTAL EXCHANGE-TRADED FUND (Identified Cost $401)			409

AFFILIATED MUTUAL FUND(7)—1.5%
Virtus Newfleet Credit Opportunities Fund Class R6	117,904		1,141

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,179)			1,141

TOTAL LONG TERM INVESTMENTS—98.0% (Identified Cost $70,944)			72,247

SHORT-TERM INVESTMENT—1.5%
Money Market Mutual Fund(7)—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	1,140,254		1,140

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,140)			1,140

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

VALUE
TOTAL INVESTMENTS—99.5% (Identified Cost $72,084)	$73,387
Other assets and liabilities, net—0.5%	346

NET ASSETS—100.0%	$73,733

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of December 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $23,569 or 32.0% of net assets.

(3)	Interest payments may be deferred.
(4)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(5)	Value shown as par value.
(6)	This loan will settle after December 31, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

10

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	84%
Netherlands	1
Chile	1
Luxembourg	1
Canada	1
Mexico	1
Switzerland	1
Other	10

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

11

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$5,798	$—	$5,798
Corporate Bonds And Notes	37,968	—	37,968
Foreign Government Securities	2,000	—	2,000
Loan Agreements	3,250	—	3,250
Mortgage-Backed Securities	13,372	—	13,372
Municipal Bonds	1,836	—	1,836
U.S. Government Securities	4,147	—	4,147
Equity Securities:
Affiliated Mutual Fund	1,141	1,141	—
Exchange-Traded Fund	409	409	—
Preferred Stocks Short-Term Investment	2,326 1,140	231 1,140	2,095 —

Total Investments	$73,387	$2,921	$70,466

There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(1)—97.9%
Electric Revenue—5.3%
Northern California Power Agency, Hydroelectric Project No.1, 5.000%, 7/1/32	$200	$225
Roseville Natural Gas Financing Authority,
5.000%, 2/15/24	450	516
5.000%, 2/15/27	210	249
Sacramento Municipal Utility District, 5.000%, 8/15/29	150	175
Southern California Public Power Authority, Windy Point Project, 5.000%, 7/1/28	250	270

		1,435

General Obligation—13.6%
Cajon Valley Union School District, 5.000%, 8/1/31	250	295
California State of, (AMBAC Insured), 5.000%, 2/1/27	290	361
5.000%, 9/1/32	300	334
6.000%, 4/1/38	250	263
Gilroy Unified School District 4.000%, 8/1/41	250	266
Grossmont Healthcare District 5.000%, 7/15/25	400	489
Long Beach Community College District, 5.000%, 5/1/32	225	266
Los Alamitos Unified School District, School Facilities Improvement District No. 1, 5.250%, 8/1/39	100	116
Midpeninsula Regional Open Space District 4.000%, 9/1/36	100	110
Oakland Unified School District (AGM Insured) 5.000%, 8/1/24	200	240
Ross Valley School District, 5.000%, 8/1/37	350	392
San Diego Unified School District, (AGM Insured) 5.500%, 7/1/25	225	282
Temple City Unified School District, 4.000%, 8/1/33	250	272

		3,686

General Revenue—5.6%
California Infrastructure & Economic Development Bank
5.000%, 10/1/23	200	237
5.000%, 10/1/33	500	610

	PAR VALUE	VALUE
General Revenue—(continued)
California State Municipal Finance Authority, Bowles Hall Foundation 4.000%, 6/1/22	$100	$107
Golden State Tobacco Securitization Corp., 5.000%, 6/1/29	350	404
Midpeninsula Regional Open Space District, Promissory Notes 5.000%, 9/1/23	145	171

		1,529

Healthcare Revenue—11.4%
California State Health Facilities Financing Authority,
El Camino Hospital, 5.000%, 2/1/26	100	119
Kaiser Permanente Revenue, 5.000%, 11/1/27	100	126
Cedars-Sinai Medical Center, 5.000%, 11/15/31	260	315
Cedars-Sinai Medical Center, 5.000%, 8/15/34	300	357
Sutter Health, 5.000%, 11/15/35	125	148
Providence St. Joseph Health Revenue, 4.000%, 10/1/36	50	53
Sutter Health, 5.000%, 8/15/43	135	157
Lucille Salter Packard Children’s Hospital at Stanford, 5.000%, 8/15/43	100	113
Sutter Health, 5.000%, 11/15/46	100	117
Lucille Salter Packard Children’s Hospital at Stanford, 4.000%, 11/15/47	250	267
California State Municipal Finance Authority,
Community Medical Centers Revenue, 5.000%, 2/1/27	100	117
Community Medical Centers, 5.000%, 2/1/47	150	171
California Statewide Communities Development Authority,
Loma Linda University Medical Center, 5.000%, 12/1/30(2)	100	112
John Muir Health Center, 5.000%, 8/15/41	100	115
Cottage Health System, 5.000%, 11/1/43	250	284
Loma Linda University Medical Center, 5.250%, 12/1/56(2)	100	111
Regents of The University of California Medical Center Pooled Revenue 4.500%, 5/15/36	250	280
San Benito Health Care District, (CHFCLIF Insured) 4.000%, 3/1/18	140	141

		3,103

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Higher Education Revenue—4.6%
California Municipal Finance Authority, University of La Verne, 5.000%, 6/1/43	$60	$70
California State University
5.000%, 11/1/32	125	151
5.000%, 11/1/41	300	354
California Statewide Communities Development Authority, The Culinary Institute of America 5.000%, 7/1/46	250	282
University of California,
General Revenue, 5.000%, 5/15/23	100	117
Limited Projects Revenue, 5.000%, 5/15/23	225	263

		1,237

Lease Revenue—6.7%
California State Public Works Board,
Department of Forestry & Fire Protection, 5.000%, 11/1/32	500	501
Department of Corrections, 4.000%, 12/1/33	150	163
Municipal Improvement Corp. of Los Angeles Real Property 5.000%, 11/1/36	150	178
San Diego Regional Building Authority, County Operations Center 5.000%, 10/15/35	335	393
Ventura County Public Financing Authority, 5.000%, 11/1/25	250	288
West Hollywood Public Financing Authority, West Hollywood Park Phase II 5.000%, 4/1/34	250	296

		1,819

Pre-Refunded—17.8%
California State Health Facilities Financing Authority,
Providence Health & Services (Pre-refunded 10/1/18 @100), 6.500%, 10/1/38	5	5
Providence Health & Services (Pre-refunded 10/1/18 @100), 6.500%, 10/1/38	195	202
California State Infrastructure & Economic Development Bank,
Bay Area Toll Bridges (AMBAC Insured) (Pre-refunded 1/1/28 @ 100), 5.000%, 7/1/36	175	221
Bay Area Toll Bridges (AMBAC Insured) (Pre-refunded 7/1/26 @100), 5.125%, 7/1/37	530	663
California State of, (Pre-Refunded 3/1/18 @ 100) 5.500%, 3/1/26	250	252

	PAR VALUE	VALUE
Pre-Refunded—(continued)
California State Public Works Board,
Department of General Services, Buildings 8&9 (Pre-refunded 4/1/19 @100), 6.125%, 4/1/29	$500	$529
Capital Projects (Pre-refunded 10/1/19 @100), 5.750%, 10/1/30	550	590
Los Alamitos Unified School District, School Facilities Improvement District No. 1, (Pre-refunded 8/1/23 @ 100) 5.250%, 8/1/39	150	177
Northern California Power Agency, (AMBAC Insured) (Pre-refunded 7/1/21 @ 100) 7.500%, 7/1/23	175	198
Riverside County Single Family Mortgage, (Escrowed to Maturity) (GNMA Collateralized) 7.800%, 5/1/21	1,140	1,358
Santa Margarita-Dana Point Authority, Water Improvement Districts Nos. 2,3,4 (Pre-refunded 8/1/18 @100) 5.125%, 8/1/38	630	643

		4,838

Special Tax Revenue—4.4%
Chula Vista Municipal Financing Authority, 5.000%, 9/1/27	200	237
Los Angeles County Transportation Authority, Special Tax, 5.000%, 7/1/29	400	499
San Diego County Regional Transportation Commission, Sales Tax Revenue 5.000%, 4/1/36	150	180
Tustin Unified School District, Community Facilities District No. 97-1 (BAM Insured) 5.000%, 9/1/33	250	288

		1,204

Tax Allocation Revenue—13.3%
Garden Grove Agency for Community Development Successor Agency, Garden Grove Community Project (BAM Insured) 5.000%, 10/1/29	350	417
Lafayette Redevelopment Agency Successor Agency, Lafayette Redevelopment Project (AGM Insured) 5.000%, 8/1/38	250	286
Lancaster Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas (AGM Insured) 5.000%, 8/1/33	70	84

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Tax Allocation Revenue—(continued)
Los Angeles County Redevelopment Refunding Authority, Long Beach Project, 5.000%, 8/1/34	$215	$251
Menlo Park Community Development Agency Successor Agency, Las Pulgas Community Development Project (AGM Insured) 5.000%, 10/1/29	100	119
Milpitas Redevelopment Agency Successor Agency Redevelopment Project Area No.1, 5.000%, 9/1/30	300	359
Palm Desert Redevelopment Agency Successor Agency (BAM Insured), 5.000%, 10/1/28	100	123
Palmdale Community Redevelopment Agency Successor Agency, Subordinate Lien (NATL Insured) 5.000%, 9/1/34	300	351
Rancho Cucamonga Redevelopment Agency Successor Agency, Rancho Redevelopment Project Area (NATL Insured) 4.000%, 9/1/34	200	218
Sacramento Redevelopment Agency Successor Agency
(BAM Insured), 5.000%, 12/1/33	75	88
(BAM Insured), 5.000%, 12/1/34	75	87
San Marcos Redevelopment Agency Successor Agency, 5.000%, 10/1/33	300	354
San Mateo Redevelopment Agency Successor Agency, 5.000%, 8/1/30	250	289
Union City Redevelopment Agency Successor Agency, Union City Redevelopment Project, 5.000%, 10/1/36	215	250
Westminster Redevelopment Agency Successor Agency,
(BAM Insured), 4.000%, 11/1/34	75	81
(BAM Insured), 4.000%, 11/1/36	250	269

		3,626

Transportation Revenue—7.6%
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Senior Lien 1.375%, 4/1/53(3)	150	148
Fontana Redevelopment Agency Successor Agency 5.000%, 10/1/32	200	244
Los Angeles Department of Airports, Los Angeles International Airport, Subordinate Lien 5.000%, 5/15/32	210	248

	PAR VALUE	VALUE
Transportation Revenue—(continued)
Los Angeles Harbor Department, 5.000%, 8/1/35	$235	$276
San Diego County Regional Airport Authority, 5.000%, 7/1/40	400	428
San Diego Unified Port District, 5.000%, 9/1/28	200	231
San Francisco City & County Airport Commission, San Francisco International Airport, 5.000%, 5/1/43	150	170
San Francisco Municipal Transportation Agency,
5.000%, 3/1/31	125	145
5.000%, 3/1/33	150	175

		2,065

Water & Sewer Revenue—7.6%
California State Municipal Finance Authority, San Bernardino Municipal Water Department Project (BAM Insured) 5.000%, 8/1/41	250	291
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/42	250	303
Los Angeles Department of Water & Power, 5.000%, 7/1/35	295	346
Oakland, City of, Sewer Revenue, 5.000%, 6/15/29	230	269
Ross Valley Public Financing Authority, Sanitary District No.1 (AGM Insured) 5.000%, 10/1/33	225	257
San Diego County Water Authority Financing Corp. 5.000%, 5/1/37	500	601

		2,067

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $25,391)		26,609

TOTAL LONG TERM INVESTMENTS—97.9% (Identified Cost $25,391)		26,609

TOTAL INVESTMENTS—97.9% (Identified Cost $25,391)		26,609
Other assets and liabilities, net—2.1%		572

NET ASSETS—100.0%		$27,181

Abbreviations:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
CHFCLIF	California Health Facility Construction Loan Insurance Fund
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

Footnote Legend:

(1)

At December 31, 2017, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At December 31, 2017, 28.53% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers’ concentration exceeds 10% of the Fund’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $223 or 0.8% of net assets.

(3)

Variable or step coupon security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$26,609	$26,609

Total Investments	$26,609	$26,609

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—0.6%
Argentine Republic 7.125%, 7/6/36	$210	$228
Pakistan Government International Bond 144A 6.875%, 12/5/27(2)	200	200

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $411)		428

ASSET-BACKED SECURITIES—0.9%
Automobiles—0.6%
Carnow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(2)	215	217
First Investors Auto Owner Trust 2015-2A, E 144A 5.590%, 11/15/22(2)	225	225

		442

Other—0.3%
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	178	181

TOTAL ASSET-BACKED SECURITIES (Identified Cost $619)		623

CORPORATE BONDS AND NOTES—78.0%
Consumer Discretionary—18.2%
Beacon Escrow Corp. 144A 4.875%, 11/1/25(2)	185	186
Beazer Homes USA, Inc.
6.750%, 3/15/25	95	100
144A, 5.875%, 10/15/27(2)	250	252
Cablevision Systems Corp. 5.875%, 9/15/22	250	246
CalAtlantic Group, Inc. 5.250%, 6/1/26	265	280
CCO Holdings LLC 144A 5.125%, 5/1/27(2)	350	345
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(2)	280	284
Churchill Downs, Inc. 144A 4.750%, 1/15/28(2)	325	323
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	150	147
Series B, 7.625%, 3/15/20	480	470
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(2)	220	227
CRC Escrow Issuer LLC 144A 5.250%, 10/15/25(2)	325	328
CSC Holdings LLC 5.250%, 6/1/24	290	284
Dana Financing Luxembourg S.a.r.l. 144A, 5.750%, 4/15/25(2)	40	42

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
144A, 6.500%, 6/1/26(2)	$55	$60
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(2)	250	268
DISH DBS Corp.
5.000%, 3/15/23	475	451
7.750%, 7/1/26	160	168
Eldorado Resorts, Inc. 6.000%, 4/1/25	130	136
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	315	337
Golden Nugget, Inc. 144A 6.750%, 10/15/24(2)	225	229
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	125	128
iHeartCommunications, Inc. 9.000%, 12/15/19	400	297
Intelsat Jackson Holdings SA 5.500%, 8/1/23	220	180
International Game Technology plc 144A 6.250%, 2/15/22(2)	200	216
L Brands, Inc. 6.875%, 11/1/35	152	154
Laureate Education, Inc. 144A 8.250%, 5/1/25(2)	85	90
Lennar Corp. 144A 4.750%, 11/29/27(2)	210	216
M/I Homes, Inc. 5.625%, 8/1/25	205	208
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(2)	295	291
MDC Holdings, Inc. 5.500%, 1/15/24	325	343
MGM Growth Properties Operating Partnership LP
5.625%, 5/1/24	65	69
144A, 4.500%, 1/15/28(2)	120	118
MGM Resorts International 4.625%, 9/1/26	230	232
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(2)	400	230
PetSmart, Inc. 144A 7.125%, 3/15/23(2)	115	68
Pinnacle Entertainment, Inc. 5.625%, 5/1/24	190	203
PulteGroup, Inc. 5.500%, 3/1/26	200	218
Scientific Games International, Inc.
6.625%, 5/15/21	205	212
144A, 7.000%, 1/1/22(2)	245	258
144A, 5.000%, 10/15/25(2)	250	251
ServiceMaster Co., LLC (The) 144A 5.125%, 11/15/24(2)	180	182
SFR Group S.A.
144A, 6.000%, 5/15/22(2)	465	471
144A, 7.375%, 5/1/26(2)	340	350

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(2)	$200	$198
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(2)	205	213
Sonic Automotive, Inc. 6.125%, 3/15/27	200	199
Station Casinos LLC 144A 5.000%, 10/1/25(2)	70	70
Tenneco, Inc. 5.000%, 7/15/26	175	179
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(2)	166	178
TRI Pointe Group, Inc. 5.875%, 6/15/24	345	368
Univision Communications, Inc. 144A 5.125%, 5/15/23(2)	230	229
Viking Cruises Ltd. 144A 5.875%, 9/15/27(2)	285	290
Vista Outdoor, Inc. 5.875%, 10/1/23	185	178
Weekley Homes LLC 144A 6.625%, 8/15/25(2)	255	254
Wolverine World Wide, Inc. 144A 5.000%, 9/1/26(2)	250	249

		12,753

Consumer Staples—3.8%
Albertsons’s Cos LLC 5.750%, 3/15/25	195	176
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(2)	350	371
Dole Food Co., Inc. 144A 7.250%, 6/15/25(2)	325	351
JBS USA LUX SA 144A 5.750%, 6/15/25(2)	120	115
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(2)	185	173
MARB BondCo plc 144A 7.000%, 3/15/24(2)	200	201
Post Holdings, Inc. 144A, 5.500%, 3/1/25(2)	65	67
144A, 5.000%, 8/15/26(2)	305	300
144A, 5.625%, 1/15/28(2)	25	25
Prestige Brands, Inc. 144A 6.375%, 3/1/24(2)	200	207
Rite Aid Corp.
6.750%, 6/15/21	250	249
144A, 6.125%, 4/1/23(2)	225	203
Safeway, Inc. 7.250%, 2/1/31	215	180
Tops Holding LLC 144A 8.000%, 6/15/22(2)	130	70

		2,688

Energy—13.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	243	258
Alta Mesa Holdings LP 7.875%, 12/15/24	215	236
American Midstream Partners LP 144A 8.500%, 12/15/21(2)	175	180

	PAR VALUE	VALUE
Energy—(continued)
Antero Resources Corp. 5.625%, 6/1/23	$155	$161
Archrock Partners LP 6.000%, 10/1/22	300	300
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(2)	245	255
California Resources Corp.
144A, 8.000%, 12/15/22(2)	169	139
6.000%, 11/15/24	16	11
Callon Petroleum Co. 6.125%, 10/1/24	125	129
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	210	218
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	475	515
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(2)	435	418
Continental Resources, Inc. 4.500%, 4/15/23	145	148
Crestwood Midstream Partners LP 6.250%, 4/1/23	295	307
CrownRock LP 144A 5.625%, 10/15/25(2)	260	261
Denbury Resources, Inc. 5.500%, 5/1/22	170	116
Energy Transfer Equity LP
4.250%, 3/15/23	30	30
5.875%, 1/15/24	200	210
EP Energy LLC
9.375%, 5/1/20	70	59
144A, 8.000%, 11/29/24(2)	105	108
144A, 8.000%, 2/15/25(2)	80	58

FTS International, Inc.
144A, (3 month LIBOR + 7.500%) 9.089%,
6/15/20(1)(2)	190	194
6.250%, 5/1/22	190	184
Geopark Ltd. 144A 6.500%, 9/21/24(2)	215	221
MEG Energy Corp. 144A 6.500%, 1/15/25(2)	180	178
NGL Energy Partners LP 5.125%, 7/15/19	200	204
NuStar Logistics LP 5.625%, 4/28/27	225	229
Oasis Petroleum, Inc. 6.875%, 1/15/23	280	286
Peabody Energy Corp.
144A, 6.000%, 3/31/22(2)	145	150
144A, 6.375%, 3/31/25(2)	210	218
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(2)	244	245
7.375%, 1/17/27	65	72
144A, 5.999%, 1/27/28(2)	116	116
QEP Resources, Inc. 5.625%, 3/1/26	80	81
Range Resources Corp. 4.875%, 5/15/25	180	174

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Rowan Cos., Inc. 5.400%, 12/1/42	$265	$197
RSP Permian, Inc. 5.250%, 1/15/25	190	195
SESI LLC 144A 7.750%, 9/15/24(2)	230	244
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(2)	215	217
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(2)	200	227
SRC Energy, Inc. 144A 6.250%, 12/1/25(2)	120	123
Tapstone Energy LLC 144A 9.750%, 6/1/22(2)	175	150
Transocean, Inc.
144A, 7.500%, 1/15/26(2)	65	67
6.800%, 3/15/38	300	242
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(2)	13	13
144A, 7.125%, 4/15/25(2)	55	55
Vine Oil & Gas LP 144A 8.750%, 4/15/23(2)	290	281
Weatherford International Ltd.
8.250%, 6/15/23	190	192
9.875%, 2/15/24	30	32
Whiting Petroleum Corp. 144A 6.625%, 1/15/26(2)	165	168
YPF S.A. 144A 6.950%, 7/21/27(2)	365	387

		9,459

Financials—6.1%
Acrisure LLC 144A 7.000%, 11/15/25(2)	350	337
Ally Financial, Inc. 5.750%, 11/20/25	235	256
Altice US Finance I Corp. 144A 5.375%, 7/15/23(2)	210	215
Banco de Bogota S.A. 144A 6.250%, 5/12/26(2)	200	216
ICAHN Enterprises LP
5.875%, 2/1/22	295	299
144A, 6.375%, 12/15/25(2)	175	175
ING Groep N.V. 6.000% (3)(4)	200	207
iStar, Inc.
5.000%, 7/1/19	255	256
6.000%, 4/1/22	170	176
5.250%, 9/15/22	165	166
Ladder Capital Finance Holdings LLLP
144A, 5.875%, 8/1/21(2)	265	273
144A, 5.250%, 3/15/22(2)	80	83
LPL Holdings Inc. 144A 5.750%, 9/15/25(2)	125	127
Nationstar Mortgage LLC 6.500%, 7/1/21	250	253
Navient Corp.

	PAR VALUE	VALUE
Financials—(continued)
6.500%, 6/15/22	$208	$218
7.250%, 9/25/23	60	64
6.750%, 6/25/25	190	195
Springleaf Finance Corp. 6.125%, 5/15/22	335	348
Sprint Capital Corp. 6.900%, 5/1/19	195	204
VICI Properties 1 LLC , (3 month LIBOR + 3.500%) 4.850%, 10/15/22(1)	11	11
Voya Financial, Inc. 5.650%, 5/15/53	205	218

		4,297

Health Care—8.5%
Avantor, Inc. 144A 6.000%, 10/1/24(2)	130	130
Catalent Pharma Solutions, Inc. 144A 4.875%, 1/15/26(2)	35	35
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(2)	85	85
Community Health Systems, Inc.
6.875%, 2/1/22	115	66
6.250%, 3/31/23	375	337
Concordia International Corp. 144A 9.000%, 4/1/22(2)	65	56
DaVita, Inc.
5.125%, 7/15/24	100	101
5.000%, 5/1/25	100	100
DJO Finco, Inc. 144A 8.125%, 6/15/21(2)	215	201
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(5)	195	198
Endo Finance LLC 144A 5.375%, 1/15/23(2)	250	195
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	70	72
HCA, Inc.
5.375%, 2/1/25	330	342
5.250%, 6/15/26	230	244
4.500%, 2/15/27	10	10
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(2)	145	148
Kindred Healthcare, Inc. 8.000%, 1/15/20	100	108
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(2)	110	94
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(2)	225	240
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(2)	210	211

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(2)(5)	$105	$109
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(2)	325	339
Surgery Center Holdings, Inc.
144A, 8.875%, 4/15/21(2)	200	207
144A, 6.750%, 7/1/25(2)	55	52
Teleflex, Inc. 4.625%, 11/15/27	95	96
Tenet Healthcare Corp.
6.000%, 10/1/20	230	243
8.125%, 4/1/22	85	86
144A, 5.125%, 5/1/25(2)	110	107
144A, 7.000%, 8/1/25(2)	380	357
Valeant Pharmaceuticals International, Inc.
144A, 5.375%, 3/15/20(2)	142	142
144A, 7.250%, 7/15/22(2)	70	71
144A, 5.875%, 5/15/23(2)	200	185
144A, 7.000%, 3/15/24(2)	25	27
144A, 6.125%, 4/15/25(2)	140	128
144A, 5.500%, 11/1/25(2)	350	356
144A, 9.000%, 12/15/25(2)	70	73
Wellcare Health Plans, Inc. 5.250%, 4/1/25	135	142
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(2)	220	221

		5,914

Industrials—6.1%
ADT Corp. (The) 6.250%, 10/15/21	200	219
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(2)	205	210
Bombardier, Inc.
144A, 6.125%, 1/15/23(2)	300	294
144A, 7.500%, 12/1/24(2)	155	157
GrafTech International Ltd. 6.375%, 11/15/20	290	289
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(2)	150	152
JSL Europe S.A. 144A 7.750%, 7/26/24(2)	200	212
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(2)	80	82
Latam Finance Ltd. 144A 6.875%, 4/11/24(2)	205	214
Navistar International Corp. 144A 6.625%, 11/1/25(2)	285	297

	PAR VALUE	VALUE
Industrials—(continued)
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(2)	$290	$308
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	130	140
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(2)	195	217
Standard Industries, Inc.
144A, 5.500%, 2/15/23(2)	90	94
144A, 4.750%, 1/15/28(2)	100	100
Topaz Marine S.A. 144A 9.125%, 7/26/22(2)	360	372
TransDigm, Inc.
6.000%, 7/15/22	105	107
6.500%, 7/15/24	95	97
6.500%, 5/15/25	230	235
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(2)(5)	220	237
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(2)	192	198

		4,231

Information Technology—3.2%
Blackboard, Inc. 144A 9.750%, 10/15/21(2)	129	118
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(2)	220	221
Corporate Risk Holdings LLC 144A 9.500%, 7/1/19(2)	210	219
Everi Payments, Inc. 144A 7.500%, 12/15/25(2)	65	64
First Data Corp.
144A, 5.000%, 1/15/24(2)	105	108
144A, 5.750%, 1/15/24(2)	450	467
Match Group, Inc. 144A 5.000%, 12/15/27(2)	140	142
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(2)	400	427
Radiate Holdco LLC 144A 6.625%, 2/15/25(2)	240	227
ViaSat, Inc. 144A 5.625%, 9/15/25(2)	215	217

		2,210

Materials—9.1%
AK Steel Corp.
7.625%, 10/1/21	100	104
7.500%, 7/15/23	140	152
7.000%, 3/15/27	145	147
Alpha 3 BV 144A 6.250%, 2/1/25(2)	280	287
Ardagh Packaging Finance plc 144A, 7.250%, 5/15/24(2)	345	376

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
144A, 6.000%, 2/15/25(2)	$200	$210
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(2)	235	245
BWAY Holding Co. 144A 5.500%, 4/15/24(2)	75	78
Bway Holding Co. 144A 7.250%, 4/15/25(2)	190	196
Cascades, Inc.
144A, 5.500%, 7/15/22(2)	140	144
144A, 5.750%, 7/15/23(2)	115	119
CSTN Merger Sub, Inc. 144A 6.750%, 8/15/24(2)	200	200
Flex Acquisition Co., Inc. 144A 6.875%, 1/15/25(2)	100	104
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(2)	100	111
Freeport-McMoRan, Inc.
3.550%, 3/1/22	160	158
3.875%, 3/15/23	250	249
Hexion Inc. 6.625%, 4/15/20	75	67
Hexion U.S. Finance Corp.
144A, 10.375%, 2/1/22(2)	75	70
144A, 13.750%, 2/1/22(2)	190	156
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)	315	328
James Hardie International Finance DAC
144A, 4.750%, 1/15/25(2)	200	201
144A, 5.000%, 1/15/28(2)	200	201
Kraton Polymers LLC 144A 7.000%, 4/15/25(2)	230	246
Mercer International, Inc. 144A 5.500%, 1/15/26(2)	80	81
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(2)	110	110
144A, 5.000%, 5/1/25(2)	175	175
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(2)	180	201
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(2)	290	288
PQ Corp. 144A 5.750%, 12/15/25(2)	150	153
Reynolds Group Issuer, Inc. 7.000%, 7/15/24(6)	185	198
Rusal Capital DAC 144A 5.125%, 2/2/22(2)	255	260
Standard Industries, Inc. 144A 6.000%, 10/15/25(2)	155	165
Teck Resources Ltd. 6.125%, 10/1/35	150	168
Vedanta Resources plc
144A, 8.250%, 6/7/21(2)	200	221
144A, 6.375%, 7/30/22(2)	200	209

		6,378

	PAR VALUE	VALUE
Real Estate—1.3%
CoreCivic, Inc. 5.000%, 10/15/22	$145	$152
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(2)	170	172
Greystar Real Estate Partners LLC 144A 5.750%, 12/1/25(2)	150	154
MPT Operating Partnership LP
6.375%, 3/1/24	65	69
5.000%, 10/15/27	130	132
Uniti Group, Inc. 144A 7.125%, 12/15/24(2)	270	246

		925

Telecommunication Services—5.3%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(2)	300	287
CenturyLink, Inc. Series Y 7.500%, 4/1/24	175	175
CSC Holdings LLC 144A 5.500%, 4/15/27(2)	135	138
Frontier Communications Corp.
8.500%, 4/15/20	296	246
10.500%, 9/15/22	180	136
GTH Finance BV 144A 7.250%, 4/26/23(2)	200	225
Level 3 Financing, Inc.
5.375%, 1/15/24	80	80
5.250%, 3/15/26	135	133
Qwest Corp. 7.250%, 9/15/25	130	140
Sprint Capital Corp. 6.875%, 11/15/28	250	252
Sprint Communications, Inc. 6.000%, 11/15/22	235	235
Sprint Corp. 7.875%, 9/15/23	115	122
T-Mobile USA, Inc. 6.500%, 1/15/24	275	291
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	400	400
Virgin Media Finance plc 144A 6.000%, 10/15/24(2)	250	257
West Corp. 144A 8.500%, 10/15/25(2)	200	197
Windstream Services LLC
144A, 8.750%, 12/15/24(2)	98	68
144A, 8.625%, 10/31/25(2)	56	54
Zayo Group LLC
6.000%, 4/1/23	180	187
6.375%, 5/15/25	70	74
144A, 5.750%, 1/15/27(2)	35	36

		3,733

Utilities—2.9%
AmeriGas Partners LP 5.500%, 5/20/25	105	106
Calpine Corp. 5.375%, 1/15/23	350	341
Dynegy, Inc. 7.375%, 11/1/22	425	448

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Ferrellgas Partners LP
8.625%, 6/15/20	$140	$119
6.750%, 6/15/23	210	193
NRG Energy, Inc.
7.250%, 5/15/26	185	201
144A, 5.750%, 1/15/28(2)	55	56
Suburban Propane Partners LP 5.500%, 6/1/24	145	144
TerraForm Power Operating LLC
144A, 4.250%, 1/31/23(2)	175	174
144A, 5.000%, 1/31/28(2)	240	238
Vistra Operations Co. LLC 0.000%, 10/1/20(9)(13)	500	— (12)

		2,020

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $53,866)		54,608

LOAN AGREEMENTS(1)—11.6%
Consumer Discretionary—2.2%
Advantage Sales & Marketing, Inc. Second Lien, (3 month LIBOR + 6.500%) 7.878%, 7/25/22	180	167
Deck Chassis Acquisition, Inc. Second Lien, (3 month LIBOR + 6.000%) 0.000%, 6/15/23(7)	35	35
Gateway Casinos & Entertainment Ltd. Tranche B-1, (3 month LIBOR + 3.750%) 5.443%, 2/22/23	30	30
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.570%, 9/29/24	145	146
Laureate Education, Inc. 2024, (1 month LIBOR + 4.500%) 6.069%, 4/26/24	322	324
Leslie’s Poolmart, Inc. Tranche B-1, (2 month LIBOR + 3.750%) 5.374%, 8/16/23	109	108
Mohegan Tribal Gaming Authority Tranche B, (3 month PRIME + 3.000%) 6.535%, 10/13/23	188	190
Toys ‘R’ US-Delaware, Inc., (1 month LIBOR + 6.750%) 8.320%, 1/18/19	110	110
U.S. Farathane LLC Tranche B-4, (3 month LIBOR + 3.500%) 5.193%, 12/23/21	232	233
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 4.810%, 8/18/23	193	194

		1,537

Consumer Staples—1.5%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.319%, 8/25/21	191	187

	PAR VALUE	VALUE
Consumer Staples—(continued)
Amplify Snack Brands, Inc., (1 month LIBOR + 5.500%) 6.880%, 9/2/23	$108	$108
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.069%, 10/10/23	79	80
Crossmark Holdings, Inc. Second Lien, (3 month LIBOR + 7.500%) 9.193%, 12/21/20	190	18
Diamond (BC) B.V., (2 month LIBOR + 3.000%) 4.423%, 9/6/24	60	60
Milk Specialties Co., (3 month LIBOR + 4.000%) 5.693%, 8/16/23	147	148
Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.750%) 6.443%, 6/30/24	254	256
TKC Holdings, Inc. First Lien, (2 month LIBOR + 4.250%) 5.673%, 2/1/23	159	160

		1,017

Energy—1.0%
California Resources Corp.
(1 month LIBOR + 10.375%) 11.876%, 12/31/21	155	170
(3 month LIBOR + 4.750%) 0.000%, 12/31/22(7)	55	55
Chesapeake Energy Corp. Tranche A , (3 month LIBOR + 7.500%) 8.954%, 8/23/21	31	33
Contura Energy, Inc. , (2 month LIBOR + 5.000%) 6.630%, 3/18/24	181	178
MEG Energy Corp. , (3 month LIBOR + 3.500%) 5.200%, 12/31/23	72	73
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 5.850%, 9/27/24	185	187

		696

Financials—0.5%
Asurion LLC Tranche B-2, Second Lien , (1 month LIBOR + 6.000%) 7.569%, 8/4/25	278	286
Lightstone HoldCo., LLC Tranche B, (1 month LIBOR + 4.500%) 6.069%, 1/30/24	79	79
Tranche C, (1 month LIBOR + 4.500%) 6.069%, 1/30/24	5	5

		370

Health Care—1.2%
21st Century Oncology Holdings, Inc. Tranche B , (3 month LIBOR + 6.125%) 7.825%, 4/30/22(14)	157	148

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.069%, 2/15/23	$104	$103
Immucor, Inc. Tranche B-3, (1 month LIBOR + 5.000%) 6.569%, 6/15/21	20	20
MMM Holdings, Inc., (3 month LIBOR + 8.750%) 10.324%, 6/30/19	64	62
MSO of Puerto Rico, Inc., (3 month LIBOR + 8.750%) 10.324%, 6/30/19	47	45
NVA Holdings, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.500%) 5.193%, 8/14/21	82	82
Second Lien, (3 month LIBOR + 7.000%) 8.693%, 8/14/22	259	260
PharMerica Corp. Second Lien, (3 month LIBOR + 7.750%) 9.153%, 9/26/25	15	15
Quorum Health Corp., (1 month LIBOR + 6.750%) 8.319%, 4/29/22	93	94

		829

Industrials—1.2%
84 Lumber Co. Tranche B-1, (1 month LIBOR + 5.250%) 6.802%, 10/25/23	136	137
Accudyne Industries LLC, (1 month LIBOR + 3.750%) 5.319%, 8/18/24	30	30
Brickman Group Ltd. LLC (The) Second Lien, (1 month LIBOR + 6.500%) 7.991%, 12/17/21	51	52
PAE Holding Corp. First Lien, (2 month LIBOR + 5.500%) 7.124%, 10/20/22	69	69
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 5.569%, 11/8/24	180	179
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.229%, 2/28/22	390	392

		859

Information Technology—1.2%
Blackboard, Inc. Tranche B-4, First Lien, (3 month LIBOR + 5.000%) 6.354%, 6/30/21	81	80
Intralinks, Inc. First Lien, (3 month LIBOR + 4.000%) 5.700%, 11/14/24	140	139
Kronos, Inc. Second Lien, (3 month LIBOR + 8.250%) 9.627%, 11/1/24	78	81

	PAR VALUE	VALUE
Information Technology—(continued)
Presidio LLC Tranche B, (3 month PRIME + 2.250%) 5.668%, 2/2/22	$115	$115
Rackspace Hosting, Inc. 2017, Tranche B, First Lien, (3 month LIBOR + 3.000%) 4.403%, 11/3/23	144	146
Sorenson Communications LLC First Lien, (3 month LIBOR + 5.750%) 8.000%, 4/30/20	110	110
Veritas US, Inc. Tranche B, (3 month LIBOR + 4.500%) 6.193%, 1/27/23	140	140

		811

Materials—1.5%
Anchor Glass Container Corp. Second Lien, (1 month LIBOR + 7.750%) 9.182%, 12/7/24	64	65
CPG International LLC, (3 month LIBOR + 3.750%) 5.593%, 5/5/24	149	149
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 5.962%, 8/17/22	320	230
Klockner Pentaplast of America, Inc., (3 month LIBOR + 4.250%) 5.943%, 6/30/22	354	357
KMG Chemicals, Inc., (1 month LIBOR + 2.750%) 4.319%, 6/15/24	39	39
New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 4.250%) 5.943%, 2/14/24	50	50
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 4.250%) 5.819%, 8/25/23	169	170

		1,060

Real Estate—0.2%
Capital Automotive LP Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.570%, 3/24/25	113	116

Telecommunication Services—0.5%
Securus Technologies Holdings, Inc. Second Lien, (2 month LIBOR + 8.250%) 9.874%, 11/1/25	260	262
Sprint Communications, Inc., (1 month LIBOR + 2.500%) 4.125%, 2/2/24	114	114

		376

Utilities—0.6%
APLP Holdings LP, (1 month LIBOR + 3.500%) 5.069%, 4/13/23	181	183
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 5.569%, 4/15/24	109	110

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Utilities—(continued)
Vistra Operations Co., LLC
Tranche C, (1 month LIBOR + 2.500%) 3.834%, 8/4/23	$24		$24
(1 month LIBOR + 2.750%) 3.996%, 8/4/23	136		137

			454

TOTAL LOAN AGREEMENTS (Identified Cost $8,310)			8,125

	SHARES
PREFERRED STOCKS—1.2%
Financials—1.2%
Citigroup, Inc.	205	(8)	226
Goldman Sachs Group, Inc. (The) Series L, 5.700%	215	(8)	222
JPMorgan Chase & Co. Series V, 5.000%	145	(8)	148
KeyCorp Series D, 5.000%	250	(8)	257

TOTAL PREFERRED STOCKS (Identified Cost $816)			853

COMMON STOCKS—0.9%
Consumer Discretionary—0.1%
Caesars Entertainment Corp.(11)	6,615		83

Energy—0.2%
Frontera Energy Corp.(11)	557		17
Linn Energy, Inc.(11)	3,000		121
Sabine Oil & Gas LLC(11)	157		7

			145

Financials—0.4%
VICI Properties, Inc.(11)	11,360		233

Utilities—0.2%
Vistra Energy Corp.(11)	8,562		157

TOTAL COMMON STOCKS (Identified Cost $493)			618

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(15)—2.0%
iShares iBoxx $ High Yield Corporate Bond Index Fund	8,000	$698
SPDR Barclays High Yield Bond Index Fund	19,000	698

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,394)		1,396

RIGHTS—0.0%
Vistra Energy Corp.	8,563	8

TOTAL RIGHTS (Identified Cost $7)		8

WARRANTS—0.0%
Sabine Oil & Gas LLC(11)	89	—	(12)
Sabine Oil & Gas LLC(11)	501	4

TOTAL WARRANTS (Identified Cost $4)		4

TOTAL LONG TERM INVESTMENTS—95.2% (Identified Cost $65,920)		66,663	(10)

SHORT-TERM INVESTMENT—4.4%
Money Market Mutual Fund(15)—4.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	3,047,394	3,047

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,047)		3,047

TOTAL INVESTMENTS—99.6% (Identified Cost $68,967)		69,710
Other assets and liabilities, net—0.4%		258

NET ASSETS—100.0%		$69,968

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of December 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $33,936 or 48.5% of net assets.

(3)	No contractual maturity date.
(4)	Interest payments may be deferred.
(5)	100% of the income received was in cash.
(6)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(7)	This loan will settle after December 31, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(11)	Non-income producing.
(12)	Amount is less than $500.
(13)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(14)	Security in default, interest payments are being received during the bankruptcy proceedings.
(15)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	82%
Canada	5
Luxembourg	3
Netherlands	2
Ireland	2
United Kingdom	1
France	1
Other	4

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

10

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$623	$—	$623	$—
Corporate Bonds And Notes	54,608	—	54,608	—	*
Foreign Government Securities	428	—	428	—
Loan Agreements	8,125	—	8,125	—
Equity Securities:
Common Stocks	618	379	232	7
Exchange-Traded Funds	1,396	1,396	—	—
Preferred Stocks	853	—	853	—
Rights	8	—	—	8
Short-Term Investments	3,047	3,047	—	—
Warrants	4	—	—	4

Total Investments	$69,710	$4,822	$64,869	$19

*	Amount is less than $500.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—6.0%
U.S. Treasury Note 0.750%, 12/31/17	$22,600	$22,600

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $22,600)		22,600

MUNICIPAL BOND—0.1%
Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190	195

TOTAL MUNICIPAL BOND (Identified Cost $195)		195

FOREIGN GOVERNMENT SECURITIES—0.9%
Argentine Republic 5.625%, 1/26/22	715	754
Republic of Indonesia 144A 5.875%, 1/15/24(2)	775	881
Republic of South Africa 4.665%, 1/17/24	875	895
Republic of Turkey 6.250%, 9/26/22	825	895

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,422)		3,425

MORTGAGE-BACKED SECURITIES—31.0%
Agency—10.0%
FHLMC 4.000%, 2/1/45	292	306
FNMA
4.000%, 8/1/25	59	62
3.000%, 6/1/27	198	202
3.000%, 11/1/27	749	765
2.500%, 5/1/28	606	609
2.500%, 11/1/29	583	585
2.500%, 9/1/30	1,378	1,381
3.000%, 9/1/30	2,258	2,304
3.000%, 10/1/30	1,300	1,327
3.000%, 10/1/30	4,293	4,383
2.500%, 2/1/31	5,457	5,454
4.000%, 11/1/31	333	352
5.000%, 10/1/39	245	269
4.500%, 4/1/40	95	101
4.000%, 10/1/44	734	769
3.500%, 8/1/45	682	701
3.500%, 1/1/46	2,262	2,325
3.500%, 1/1/46	412	424
4.000%, 1/1/46	1,321	1,383

	PAR VALUE	VALUE
Agency—(continued)
3.500%, 4/1/46	$450	$463
3.500%, 12/1/46	2,456	2,524
3.500%, 1/1/47	1,208	1,241
4.000%, 4/1/47	927	970
3.500%, 7/1/47	1,031	1,059
3.500%, 7/1/47	2,045	2,102
4.000%, 7/1/47	2,538	2,657
4.000%, 8/1/47	2,327	2,437
FNMA REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	3	3
GNMA
7.000%, 7/15/23	2	2
7.000%, 9/15/23	7	7
7.000%, 1/15/24	1	1
7.000%, 9/15/24	4	5
7.000%, 7/15/25	1	1
7.000%, 7/15/25	10	10

		37,184

Non-Agency—21.0%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(2)	629	628
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(2)	190	195
Ameriquest Mortgage Securities, Inc. 2003-10, AF6 5.210%, 11/25/33(1)	103	106
AMSR Trust
2016-SFR1, A 144A, (1 month LIBOR + 1.400%) 2.891%, 11/17/33(1)(2)	498	501
2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 3.741%, 11/17/33(1)(2)	498	504
Angel Oak Mortgage Trust LLC 2017-3, A1 144A 2.708%, 11/25/47(1)(2)	429	428
Asset Backed Funding Certificates 2005-AQ1, A6 4.780%, 1/25/35(1)	52	53
Aventura Mall Trust
2013-AVM, C 144A, 3.743%, 12/5/32(1)(2)	1,130	1,151
2013-AVM, A 144A, 3.743%, 12/5/32(1)(2)	1,721	1,773
Banc of America Funding Trust
2004-B, 2A1, 3.776%, 11/20/34(1)	50	50
2005-1, 1A1, 5.500%, 2/25/35	121	121
2006-2, 3A1, 6.000%, 3/25/36	27	27

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1, 6.000%, 10/25/34	$302	$311
2004-24CB, 1A1, 6.000%, 11/25/34	201	203
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(2)	790	798
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 3.270%, 8/25/34(1)	612	623
Bayview Commercial Asset Trust
2006-2A, A2 144A, (1 month LIBOR + 0.280%) 1.832%, 7/25/36(1)(2)	289	280
2008-1, A3 144A, (1 month LIBOR + 1.500%) 3.052%, 1/25/38(1)(2)	58	58
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(1)	230	237
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(2)	337	344
Bayview Opportunity Master Fund IIIb Trust 2017-RN2, A1 144A 3.475%, 4/28/32(1)(2)	194	194
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(2)	410	410
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, A 144A 3.500%, 1/28/55(1)(2)	630	639
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	590	606
Centex Home Equity Loan Trust
2002-A, AF6, 5.540%, 1/25/32	53	53
2004-D, AF5, 5.850%, 9/25/34(1)	283	291
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(2)	750	736
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2, 6.750%, 8/25/34	140	151
2014-A, A 144A, 4.000%, 1/25/35(1)(2)	384	400
2015-PS1, A1 144A, 3.750%, 9/25/42(1)(2)	317	323
2015-A, A1 144A, 3.500%, 6/25/58(1)(2)	838	848
Cold Storage Trust 2017-ICE3, A 144A , (1 month LIBOR + 1.000%) 2.477%, 4/15/36(1)(2)	1,090	1,093
Colony American Finance Ltd. 2015-1, A 144A 2.896%, 10/15/47(2)	493	494
Colony Multi-Family Mortgage Trust 2014-1, A 144A 2.543%, 4/20/50(2)	248	247

	PAR VALUE	VALUE
Non-Agency—(continued)
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 3.627%, 12/17/33(1)(2)	$1,000	$1,001
COLT Mortgage Loan Trust 2016-1, A2 144A 3.500%, 5/25/46(2)	714	718
COLT Mortgage Loan Trust Funding LLC
2016-1, A1 144A, 3.000%, 5/25/46(2)	331	335
2016-2, A1 144A, 2.750%, 9/25/46(1)(2)	809	820
2017-1, A3 144A, 3.074%, 5/27/47(1)(2)	432	432
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(2)	460	504
Commercial Mortgage Trust 2014-277P, A 144A 3.611%, 8/10/49(1)(2)	2,595	2,692
Credit Suisse Commercial Mortgage Trust 2014-IVR2, A2 144A 3.807%, 4/25/44(1)(2)	722	741
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3, 5.250%, 11/25/33	48	49
2003-AR30, 5A1, 3.475%, 1/25/34(1)	259	266
Credit Suisse Mortgage Capital Trust
2016-BDWN, A 144A, (1 month LIBOR + 2.900%) 4.377%, 2/15/29(1)(2)	875	879
2013-HYB1, A16 144A, 3.006%, 4/25/43(1)(2)	737	741
Credit Suisse Mortgage Trust 2017-FHA1, A1 144A 3.250%, 4/25/47(1)(2)	700	708
Deephaven Residential Mortgage Trust
2017-1A, A1 144A, 2.725%, 12/26/46(1)(2)	291	289
2017-2A, A1 144A, 2.453%, 6/25/47(1)(2)	246	243
2017-3A, A3 144A, 2.813%, 10/25/47(1)(2)	764	764
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(1)(2)	810	815
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(1)(2)	1,095	1,105
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 3.979%, 6/25/34(1)	120	122
GSAA Home Equity Trust
2005-1, AF4, 5.619%, 11/25/34(1)	129	131
2005-12, AF3W, 4.999%, 9/25/35(1)	41	42
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	394	407
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(2)	650	647

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Home Equity Loan Trust 2003-HS2, AIIB , (1 month LIBOR + 0.250%) 1.802%, 6/25/28(1)	$149	$148
Hospitality Mortgage Trust 2017-HIT, B 144A , (1 month LIBOR + 1.180%) 2.424%, 5/8/30(1)(2)	1,045	1,045
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	87	87
Jefferies Resecuritization Trust 2014-R1, 1A1 144A 4.000%, 12/27/37(2)	44	44
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
2004-1, 21A1, 3.396%, 4/25/34(1)	56	56
2004-9, 22A1, 3.869%, 11/25/34(1)	463	464
2004-10, 21A1, 3.774%, 1/25/35(1)	512	516
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-S8, A2, 5.000%, 9/25/18	9	9
2003-AR6, A1, 3.227%, 6/25/33(1)	215	217
2003-AR4, 2A1, 3.045%, 8/25/33(1)	124	123
JPMorgan Chase Commercial Mortgage Securities Trust
2010-CNTR, A2 144A, 4.311%, 8/5/32(2)	80	82
2015-SGP, B 144A, (1 month LIBOR + 2.750%) 4.227%, 7/15/36(1)(2)	759	765
2011-C4, A3 144A, 4.106%, 7/15/46(2)	1,379	1,384
2014-C22, A4, 3.801%, 9/15/47	1,695	1,776
2007-LDPX, AM, 5.464%, 1/15/49(1)	412	414
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A, 3.500%, 6/25/29(1)(2)	588	600
2006-A2, 4A1, 3.726%, 8/25/34(1)	114	115
2004-A4, 2A1, 3.492%, 9/25/34(1)	102	103
2005-A4, 3A1, 3.408%, 7/25/35(1)	452	459
2015-1, AM1 144A, 2.605%, 12/25/44(1)(2)	614	614
2016-1, M2 144A, 3.750%, 4/25/45(1)(2)	675	683
2015-5, A2 144A, 2.864%, 5/25/45(1)(2)	733	733
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	1,058	1,069
2011-C4, A4 144A, 4.388%, 7/15/46(2)	295	310
2017-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	1,088	1,078
2017-5, A1 144A, 3.188%, 10/25/48(1)(2)	2,464	2,484
2017-4, A3 144A, 3.500%, 11/25/48(1)(2)	233	236
Loandepot Station Place Agency Securitization Trust 2017-LD1, C 144A , (1 month LIBOR + 1.300%) 2.852%, 11/25/50(1)(2)	775	775

	PAR VALUE	VALUE
Non-Agency—(continued)
MASTR Alternative Loan Trust
2003-8, 2A1, 5.750%, 11/25/33	$97	$100
2004-4, 6A1, 5.500%, 4/25/34	138	143
2004-7, 9A1, 6.000%, 8/25/34	113	116
2005-2, 2A1, 6.000%, 1/25/35	397	409
MASTR Asset Securitization Trust 2005-1, 1A1 5.000%, 5/25/20	204	206
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	289	297
Mill City Mortgage Trust
2015-1, A3 144A, 3.000%, 6/25/56(1)(2)	600	596
2016-1, A1 144A, 2.500%, 4/25/57(1)(2)	873	868
2017-1, A1 144A, 2.750%, 11/25/58(1)(2)	458	458
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,597
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(2)	1,660	1,632
Morgan Stanley Capital I Trust
2017-CLS, A 144A, (1 month LIBOR + 0.700%) 1.950%, 11/15/34(1)(2)	500	500
2008-T29, AM, 6.313%, 1/11/43(1)	62	62
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.962%, 6/25/44(1)(2)	355	355
Motel 6 Trust 2017-MTL6, A 144A , (1 month LIBOR + 0.920%) 2.397%, 8/15/34(1)(2)	888	890
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	159	165
New Residential Mortgage Loan Trust
2016-2A, A1 144A, 3.750%, 11/26/35(1)(2)	619	632
2014-1A, A 144A, 3.750%, 1/25/54(1)(2)	1,728	1,762
2014-2A, A3 144A, 3.750%, 5/25/54(1)(2)	159	161
2014-3A, AFX3 144A, 3.750%, 11/25/54(1)(2)	1,437	1,468
2015-2A, A1 144A, 3.750%, 8/25/55(1)(2)	1,258	1,288
2016-1A, A1 144A, 3.750%, 3/25/56(1)(2)	498	507
2016-3A, A1 144A, 3.750%, 9/25/56(1)(2)	1,104	1,127
2016-4A, A1 144A, 3.750%, 11/25/56(1)(2)	295	301
2017-2A, A3 144A, 4.000%, 3/25/57(1)(2)	485	501
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.277%, 3/25/35(1)	1,510	1,514
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(1)(2)	429	428
Pretium Mortgage Credit Partners I LLC

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2017-NPL3, A1 144A, 3.250%, 6/29/32(1)(2)	$90	$90
2017-NPL5, A1 144A, 3.327%, 12/30/32(1)(2)	1,005	1,002
2017-NPL2, A1 144A, 3.250%, 3/28/57(1)(2)	626	626
Progress Residential Trust 2017-SFR1, B 144A 3.017%, 8/17/34(2)	690	681
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(1)(2)	306	307
Starwood Waypoint Homes Trust 2017-1, A 144A , (1 month LIBOR + 0.950%) 2.441%, 1/17/35(1)(2)	678	681
Structured Adjustable Rate Mortgage Loan Trust
2004-1, 6A, 3.579%, 2/25/34(1)	533	524
2004-4, 3A1, 3.542%, 4/25/34(1)	118	119
2004-4, 3A2, 3.542%, 4/25/34(1)	568	575
2004-14, 7A, 3.428%, 10/25/34(1)	220	221
Structured Asset Securities Corp. 2003-37A, 2A 3.315%, 12/25/33(1)	109	109
Structured Asset Securities Corp. Assistance Loan Trust 2003-AL1, A 144A 3.357%, 4/25/31(2)	139	138
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates
2003-33H, 1A1, 5.500%, 10/25/33	343	350
2003-34A, 6A, 3.670%, 11/25/33(1)	317	314
Structured Asset Securities Corp. Pass-Through Certificates 2002-AL1, A2 3.450%, 2/25/32	121	120
Towd Point Mortgage Trust
2015-3, A1B 144A, 3.000%, 3/25/54(1)(2)	464	466
2016-1, A1B 144A, 2.750%, 2/25/55(1)(2)	529	529
2015-5, A1B 144A, 2.750%, 5/25/55(1)(2)	809	809
2015-5, A2 144A, 3.500%, 5/25/55(1)(2)	275	283
2016-2, A1 144A, 3.000%, 8/25/55(1)(2)	293	295
2016-4, A1 144A, 2.250%, 7/25/56(1)(2)	680	675
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(2)	360	355
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(2)	157	157
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(1)(2)	714	717
Vericrest Opportunity Loan Trust LVIII LLC 2017-NPL5, A1 144A 3.375%, 5/28/47(1)(2)	105	105
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 4/25/59(1)(2)	930	932

	PAR VALUE	VALUE
Non-Agency—(continued)
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A 3.000%, 10/25/47(1)(2)	$300	$300
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(2)	717	717
Verus Securitization Trust
2017-1A, A1 144A, 2.853%, 1/25/47(1)(2)	243	244
2017-2A, A1 144A, 2.485%, 7/25/47(1)(2)	1,207	1,208
VSD 2017-PLT1, A 3.600%, 12/25/43	320	320
Wells Fargo Mortgage Backed Securities Trust
2003-G, A1, 3.365%, 6/25/33(1)	54	54
2003-J, 2A1, 3.484%, 10/25/33(1)	128	130
2003-J, 5A1, 3.490%, 10/25/33(1)	192	195
2004-A, A1, 3.560%, 2/25/34(1)	58	60
2004-K, 1A2, 3.477%, 7/25/34(1)	190	192
2004-U, A1, 3.602%, 10/25/34(1)	66	67
2004-Z, 2A1, 3.744%, 12/25/34(1)	149	151
2005-14, 2A1, 5.500%, 12/25/35	53	54

		78,671

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $115,894)		115,855

ASSET-BACKED SECURITIES—26.8%
Auto Floor Plan—0.7%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A , (1 month LIBOR + 1.750%) 3.302%, 9/27/21(1)(2)	1,710	1,720
Nextgear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(2)	920	917

		2,637

Automobiles—16.4%
American Credit Acceptance Receivables Trust
2016-1A, B 144A, 4.240%, 6/13/22(2)	698	702
2017-2, C 144A, 2.860%, 6/12/23(2)	920	920
AmeriCredit Automobile Receivables Trust
2014-1, D, 2.540%, 6/8/20	650	652
2016-1, B, 2.300%, 3/8/21	2,045	2,048
2015-3, C, 2.730%, 3/8/21	615	618
2016-2, B, 2.210%, 5/10/21	1,000	999
2015-4, C, 2.880%, 7/8/21	700	706
2016-4, C, 2.410%, 7/8/22	725	720
2017-1, C, 2.710%, 8/18/22	915	914

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—(continued)
Avis Budget Rental Car Funding LLC
(AESOP) 2012-3A, A 144A, 2.100%, 3/20/19(2)	$270	$270
(AESOP) 2013-1A, A 144A, 1.920%, 9/20/19(2)	1,000	998
(AESOP) 2013-2A, A 144A, 2.970%, 2/20/20(2)	1,905	1,918
(AESOP) 2015-2A, A 144A, 2.630%, 12/20/21(2)	910	908
(AESOP) 2016-1A, A 144A, 2.990%, 6/20/22(2)	800	805
California Republic Auto Receivables Trust
2015-3, B, 2.700%, 9/15/21	650	650
2016-1, B, 3.430%, 2/15/22	785	792
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(2)	920	918
CarFinance Capital Auto Trust 2014-2A, B 144A 2.640%, 11/16/20(2)	425	425
CarMax Auto Owner Trust
2014-4, B, 2.200%, 9/15/20	700	700
2015-2, C, 2.390%, 3/15/21	1,495	1,497
2016-2, B, 2.160%, 12/15/21	750	745
2017-1, B, 2.540%, 9/15/22	900	901
Carnow Auto Receivables Trust 2017-1A, A 144A 2.920%, 9/15/22(2)	925	924
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(2)	970	967
Chrysler Capital Auto Receivables Trust
2014-BA, D 144A, 3.440%, 8/16/21(2)	750	755
2015-BA, D 144A, 4.170%, 1/16/23(2)	965	983
CPS Auto Receivables Trust
2013-B, A 144A, 1.820%, 9/15/20(2)	468	468
2017-C, B 144A, 2.300%, 7/15/21(2)	1,085	1,080
Drive Auto Receivables Trust
2016-AA, B 144A, 3.170%, 5/15/20(2)	107	107
2016-BA, B 144A, 2.560%, 6/15/20(2)	815	816
2016-CA, C 144A, 3.020%, 11/15/21(2)	995	1,003
2015-DA, C 144A, 3.380%, 11/15/21(2)	1,093	1,100
2017-AA, C 144A, 2.980%, 1/18/22(2)	900	906
DT Auto Owner Trust
2016-1A, B 144A, 2.790%, 5/15/20(2)	23	23
2014-3A, C 144A, 3.040%, 9/15/20(2)	30	30
2015-3A, C 144A, 3.250%, 7/15/21(2)	541	543
2016-2A, C 144A, 3.670%, 1/18/22(2)	820	825
2016-3A, C 144A, 3.150%, 3/15/22(2)	865	868
2016-4A, C 144A, 2.740%, 10/17/22(2)	1,200	1,199
Exeter Automobile Receivables Trust

	PAR VALUE	VALUE
Automobiles—(continued)
2014-1A, C 144A, 3.570%, 7/15/19(2)	$29	$30
2014-2A, C 144A, 3.260%, 12/16/19(2)	215	216
2016-1A, A 144A, 2.350%, 7/15/20(2)	161	161
2015-1A, C 144A, 4.100%, 12/15/20(2)	1,000	1,012
2015-2A, C 144A, 3.900%, 3/15/21(2)	1,510	1,529
2016-3A, B 144A, 2.840%, 8/16/21(2)	1,400	1,398
2017-3A, B 144A, 2.810%, 9/15/22(2)	545	541
First Investors Auto Owner Trust
2016-2A, C 144A, 2.530%, 7/15/22(2)	1,490	1,476
2017-2A, B 144A, 2.650%, 11/15/22(2)	900	899
2015-2A, E 144A, 5.590%, 11/15/22(2)	345	346
Flagship Credit Auto Trust
2016-1, A 144A, 2.770%, 12/15/20(2)	356	357
2014-2, D 144A, 5.210%, 2/15/21(2)	905	930
2015-2, C 144A, 4.080%, 12/15/21(2)	505	516
2016-2, B 144A, 3.840%, 9/15/22(2)	825	841
Foursight Capital Automobile Receivables Trust
2016-1, A2 144A, 2.870%, 10/15/21(2)	693	694
2017-1, B 144A, 3.050%, 12/15/22(2)	855	849
GM Financial Consumer Automobile Receivables Trust 2017-1A, B 144A 2.300%, 6/16/23(2)	915	908
Hertz Vehicle Financing LLC
2015-2A, A 144A, 2.020%, 9/25/19(2)	1,080	1,078
2016-1A, A 144A, 2.320%, 3/25/20(2)	750	747
Hyundai Auto Receivables Trust, 2014-B, D, 2.510%, 12/15/20	400	401
2015-A, D, 2.730%, 6/15/21	550	553
2015-C, B, 2.150%, 11/15/21	1,500	1,499
OneMain Direct Auto Receivables Trust
2016-1A, B 144A, 2.760%, 5/15/21(2)	645	647
2017-2A, C 144A, 2.820%, 7/15/24(2)	925	923
Santander Drive Auto Receivables Trust
2013-5, D, 2.730%, 10/15/19	538	540
2014-4, D, 3.100%, 11/16/20	1,095	1,105
2016-2, B, 2.080%, 2/16/21	1,000	1,000
2016-1, C, 3.090%, 4/15/22	2,010	2,031
2017-1, C, 2.580%, 5/16/22	915	912
TCF Auto Receivables Owner Trust 2014-1A, B 144A 2.330%, 5/15/20(2)	475	475
Tidewater Auto Receivables Trust 2016-AA, B 144A 3.130%, 3/15/20(2)	598	598
Westlake Automobile Receivables Trust

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—(continued)
2016-2A, C 144A, 2.830%, 5/17/21(2)	$1,030	$1,033
2016-3A, B 144A, 2.070%, 12/15/21(2)	1,688	1,683
2017-2A, C 144A, 2.590%, 12/15/22(2)	910	903

		61,234

Home Equity Loans—0.0%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	108	107

Manufactured Housing—0.1%
Associates Manufactured Housing Pass-Through Certificates 1996-1, B1 8.000%, 3/15/27(1)	277	282
Conseco Financial Corp. 1997-3, A5 7.140%, 3/15/28	14	14

		296

Other—7.1%
Ajax Mortgage Loan Trust 2017-B, A 144A 3.163%, 9/25/56(1)(2)	550	549
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	915	911
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(2)	766	761
BXG Receivables Note Trust
2012-A, A 144A, 2.660%, 12/2/27(2)	37	37
2013-A, A 144A, 3.010%, 12/4/28(2)	128	127
2015-A, A 144A, 2.880%, 5/2/30(2)	298	297
CKE Restaurant Holdings, Inc. 2013-1A, A2 144A 4.474%, 3/20/43(2)	589	591
Corevest American Finance Trust 2017-1, A 144A 2.968%, 10/15/49(2)	200	199
DB Master Finance LLC 2015-1A, A2II 144A 3.980%, 2/20/45(2)	890	908
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(2)	830	827
Diamond Resorts Owner Trust
2014-1, A 144A, 2.540%, 5/20/27(2)	549	545
2017-1A, A 144A, 3.270%, 10/22/29(2)	843	836
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(2)	246	245
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A 2.360%, 1/20/23(2)	905	900

	PAR VALUE	VALUE
Other—(continued)
Hilton Grand Vacations Trust
2013-A, A 144A, 2.280%, 1/25/26(2)	$507	$503
2014-AA, A 144A, 1.770%, 11/25/26(2)	155	152
2017-AA, A 144A, 2.660%, 12/26/28(2)	762	757
Leaf Receivables Funding 12 LLC 2017-1, B 144A 2.650%, 2/15/22(2)	1,080	1,069
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(2)	900	905
Marriott Vacation Club Owner Trust 2012-1A, A 144A 2.510%, 5/20/30(2)	203	202
MVW Owner Trust
2015-1A, B 144A, 2.960%, 12/20/32(2)	264	261
2016-1A, A 144A, 2.250%, 12/20/33(2)	781	772
2017-1A, A 144A, 2.420%, 12/20/34(2)	1,053	1,043
OneMain Financial Issuance Trust 2015-1A, A 144A 3.190%, 3/18/26(2)	1,660	1,668
Orange Lake Timeshare Trust
2012-AA, A 144A, 3.450%, 3/10/27(2)	273	274
2015-AA, A 144A, 2.880%, 9/8/27(2)	255	252
Sierra Timeshare Receivables Funding LLC
2013-1A, A 144A, 1.590%, 11/20/29(2)	44	44
2014-1A, A 144A, 2.070%, 3/20/30(2)	65	65
2014-2A, A 144A, 2.050%, 6/20/31(1)(2)	42	42
2016-1A, A 144A, 3.080%, 3/21/33(2)	326	327
2016-2A, A 144A, 2.330%, 7/20/33(2)	424	420
Silverleaf Finance LLC
XVII 2013-A, A 144A, 2.680%, 3/16/26(2)	29	29
XVIII 2014-A, A 144A, 2.810%, 1/15/27(2)	109	108
SoFi Consumer Loan Program LLC
2016-3, A 144A, 3.050%, 12/26/25(2)	560	563
2017-1, A 144A, 3.280%, 1/26/26(2)	1,191	1,203
2017-5, A2 144A, 2.780%, 9/25/26(2)	545	540
2017-6, A2 144A, 2.820%, 11/25/26(2)	925	924
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(2)	1,090	1,092
SVO VOI Mortgage Corp. 2012-AA, A 144A 2.000%, 9/20/29(2)	792	786
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(2)	860	857
Volvo Financial Equipment LLC 2014-1A, C 144A 1.940%, 11/15/21(2)	205	205
VSE VOI Mortgage LLC

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Other—(continued)
2016-A, A 144A, 2.540%, 7/20/33(2)	$1,031	$1,021
2017-A, A 144A, 2.330%, 3/20/35(2)	853	841
Welk Resorts LLC
2013-AA, A 144A, 3.100%, 3/15/29(2)	87	87
2015-AA, A 144A, 2.790%, 6/16/31(2)	205	204
2017-AA, A 144A, 2.820%, 6/15/33(2)	821	816
Westgate Resorts LLC 2016-1A, A 144A 3.500%, 12/20/28(2)	879	884

		26,649

Student Loans—2.5%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(2)	816	811
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(2)	247	248
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(2)	765	761
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(2)	1,090	1,084
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(2)	920	912
SLM Private Education Loan Trust
2014-A, A2A 144A, 2.590%, 1/15/26(2)	1,101	1,103
2013-B, A2A 144A, 1.850%, 6/17/30(2)	854	851
2013-C, A2A 144A, 2.940%, 10/15/31(2)	213	214
SoFi Professional Loan Program LLC
2014-B, A2 144A, 2.550%, 8/27/29(2)	372	372
2015-A, A2 144A, 2.420%, 3/25/30(2)	147	147
2016-A, A2 144A, 2.760%, 12/26/36(2)	384	383
2017-B, A1FX 144A, 1.830%, 5/25/40(2)	617	615
2017-C, A2A 144A, 1.750%, 7/25/40(2)	856	853
2017-E, A2B 144A, 2.720%, 11/26/40(2)	1,100	1,094

		9,448

TOTAL ASSET-BACKED SECURITIES (Identified Cost $100,406)		100,371

CORPORATE BONDS AND NOTES—25.4%
Consumer Discretionary—2.8%
Aptiv plc 3.150%, 11/19/20	540	548
CalAtlantic Group, Inc. 5.250%, 6/1/26	565	598
Daimler Finance North America LLC 144A 2.200%, 10/30/21(2)	1,195	1,173

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Delphi Corp. 4.150%, 3/15/24	$360	$380
Discovery Communications LLC 2.950%, 3/20/23	910	900
Ford Motor Credit Co., LLC 5.750%, 2/1/21	400	434
General Motors Financial Co., Inc.
3.700%, 11/24/20	670	688
4.200%, 3/1/21	405	421
3.200%, 7/6/21	975	984
Horton (D.R.), Inc. 4.750%, 2/15/23	895	956
Hyundai Capital America 144A 2.450%, 6/15/21(2)	855	837
Lennar Corp. 144A 2.950%, 11/29/20(2)	685	680
Newell Brands, Inc. 3.150%, 4/1/21	279	282
Scientific Games International, Inc. 144A 5.000%, 10/15/25(2)	360	361
Sirius XM Radio, Inc. 144A 3.875%, 8/1/22(2)	740	742
TRI Pointe Group, Inc.
4.875%, 7/1/21	400	415
5.875%, 6/15/24	175	187
Wyndham Worldwide Corp. 4.150%, 4/1/24	45	45

		10,631

Consumer Staples—0.2%
CVS Health Corp. 2.800%, 7/20/20	540	542
Kraft Heinz Foods Co. (The) 3.500%, 7/15/22	90	92

		634

Energy—2.8%
Anadarko Petroleum Corp. 4.850%, 3/15/21	530	560
Andeavor Logistics LP (Tesoro Logistics Finance Corp.) 3.500%, 12/1/22	1,000	998
Enbridge Energy Partners LP 4.375%, 10/15/20	90	94
Energy Partners Equity LP 4.500%, 11/1/23	310	321
Energy Transfer Equity LP
5.000%, 10/1/22	575	613
4.250%, 3/15/23	315	313
EP Energy LLC 144A 8.000%, 11/29/24(2)	70	72
Kinder Morgan, Inc.
3.150%, 1/15/23	1,005	999
144A, 5.625%, 11/15/23(2)	85	94
NGL Energy Partners LP 5.125%, 7/15/19	705	717
Oasis Petroleum, Inc. 6.875%, 1/15/23	350	358
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(2)	750	752
144A, 5.999%, 1/27/28(2)	904	906

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Petroleos Mexicanos 4.875%, 1/24/22	$1,370	$1,428
Range Resources Corp. 5.000%, 3/15/23	510	507
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,240	1,379
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(2)	250	250

		10,361

Financials—10.4%
Air Lease Corp. 2.625%, 9/4/18	550	552
Ally Financial, Inc. 5.750%, 11/20/25	330	360
Ares Capital Corp. 4.875%, 11/30/18	62	63
3.875%, 1/15/20	173	176
3.500%, 2/10/23	740	729
Aviation Capital Group Corp. 144A, 2.875%, 9/17/18(2)	115	115
RegS, 2.875%, 9/17/18(3)	220	221
Banco de Credito del Peru 144A 4.250%, 4/1/23(2)	865	907
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(2)	755	736
Bank of America Corp.
5.490%, 3/15/19	66	68
Series L, 2.650%, 4/1/19	350	352
(3 month LIBOR + 1.180%) 2.543%, 10/21/22(1)	1,835	1,871
4.200%, 8/26/24	1,375	1,448
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(3)	520	561
Brookfield Finance LLC 4.000%, 4/1/24	789	817
Capital One N.A. 2.950%, 7/23/21	1,085	1,091
Citigroup, Inc. , (3 month LIBOR + 1.430%) 2.911%, 9/1/23(1)	1,090	1,122
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(2)	895	920
Fifth Third Bancorp 4.500%, 6/1/18	150	151
First Horizon National Corp. 3.500%, 12/15/20	440	449
First Tennessee Bank N.A. 2.950%, 12/1/19	250	252
FS Investment Corp. 4.250%, 1/15/20	300	305
4.750%, 5/15/22	185	190
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	350	345
3.000%, 4/26/22	900	903
4.250%, 10/21/25	320	334

	PAR VALUE	VALUE
Financials—(continued)
(3 month LIBOR + 1.750%) 3.128%, 10/28/27(1)	$2,015	$2,131
Guanay Finance Ltd. 144A 6.000%, 12/15/20(2)	651	669
HSBC Holdings plc
2.950%, 5/25/21	860	866
(3 month LIBOR + 1.500%) 2.843%, 1/5/22(1)	476	492
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	274
ICAHN Enterprises LP 144A 6.250%, 2/1/22(2)	695	711
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	252
(3 month LIBOR + 0.750%) 2.147%, 11/8/20(1)	370	370
2.957%, 11/8/22	370	367
iStar, Inc. 5.000%, 7/1/19	270	271
6.000%, 4/1/22	105	109
5.250%, 9/15/22	330	332
JPMorgan Chase & Co. 2.250%, 1/23/20	540	540
2.295%, 8/15/21	300	297
KeyCorp 5.100%, 3/24/21	185	199
Kimco Realty Corp. 3.300%, 2/1/25	1,120	1,111
Lincoln National Corp. 8.750%, 7/1/19	69	75
4.200%, 3/15/22	470	495
(3 month LIBOR + 2.040%) 3.403%, 4/20/67(1)(4)	75	69
Macquarie Group Ltd. 144A 3.000%, 12/3/18(2)	75	76
MetLife, Inc. 4.368%, 9/15/23	365	394
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(2)	650	651
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	555
Morgan Stanley
(3 month LIBOR + 0.930%) 2.293%, 7/22/22(1)	725	731
4.100%, 5/22/23	730	760
(3 month LIBOR + 1.400%) 2.765%, 10/24/23(1)	730	751
Navient Corp. 6.500%, 6/15/22	473	496
Nordea Bank AB 144A 1.625%, 9/30/19(2)	1,005	994
Nuveen Finance LLC 144A 2.950%, 11/1/19(2)	430	434
Prudential Financial, Inc. 8.875%, 6/15/38	100	103
S&P Global, Inc. 3.300%, 8/14/20	519	529
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(2)	910	921
SBA Tower Trust 144A, 3.156%, 10/8/20(2)	750	756

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
144A, 2.877%, 7/9/21(2)	$800	$794
144A, 3.168%, 4/11/22(2)	730	727
State Bank of India 144A 3.250%, 4/18/18(2)	300	301
State Street Corp. 4.956%, 3/15/18	525	528
Toronto-Dominion Bank (The) 2.125%, 4/7/21	700	693
Turkiye Is Bankasi 144A 5.500%, 4/21/22(2)	800	807
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	530	528
UBS Group Funding Jersey Ltd. 144A 2.650%, 2/1/22(2)	400	395
Wells Fargo & Co.
3.069%, 1/24/23	470	473
(3 month LIBOR + 1.230%) 2.610%, 10/31/23(1)	730	749
XLIT Ltd. 2.300%, 12/15/18	135	135

		38,949

Health Care—2.0%
Abbott Laboratories 2.900%, 11/30/21	500	506
AbbVie, Inc.
2.500%, 5/14/20	370	371
2.300%, 5/14/21	495	491
3.200%, 11/6/22	45	46
2.850%, 5/14/23	495	494
Allergan Funding SCS
3.000%, 3/12/20	85	86
3.450%, 3/15/22	90	91
Anthem, Inc. 3.350%, 12/1/24	215	218
Becton Dickinson & Co.
2.894%, 6/6/22	322	320
3.363%, 6/6/24	192	192
Cardinal Health, Inc.
2.616%, 6/15/22	735	723
3.079%, 6/15/24	735	723
Community Health Systems, Inc. 6.250%, 3/31/23	150	135
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(2)	95	100
Mylan NV 3.150%, 6/15/21	230	231
Mylan, Inc. 144A 3.125%, 1/15/23(2)	740	730
Owens & Minor, Inc. 3.875%, 9/15/21	65	66
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	435	428
Tenet Healthcare Corp. 144A 4.625%, 7/15/24(2)	550	536

	PAR VALUE	VALUE
Health Care—(continued)
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 3/15/22(2)	$105	$110
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	825	827
Zoetis, Inc. 3.450%, 11/13/20	165	169

		7,593

Industrials—1.0%
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	837	909
British Airways Pass-Through-Trust 2013-1, B 144A 5.625%, 6/20/20(2)	470	487
CNH Industrial N.V. 4.500%, 8/15/23	754	784
Masco Corp. 5.950%, 3/15/22	224	248
Penske Truck Leasing Co., LP
RegS, 2.500%, 6/15/19(3)	150	150
144A, 3.375%, 2/1/22(2)	205	209
Pitney Bowes, Inc. 4.125%, 5/15/22	858	788
TransDigm, Inc. 6.500%, 7/15/24	395	405

		3,980

Information Technology—1.1%
Apple, Inc.
2.400%, 1/13/23	815	808
2.750%, 1/13/25	445	441
Broadcom Corp.
144A, 2.375%, 1/15/20(2)	545	541
144A, 3.000%, 1/15/22(2)	385	382
Dell International LLC 144A 5.450%, 6/15/23(2)	685	740
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	325	326
3.600%, 10/15/20	60	61
VMware, Inc.
2.300%, 8/21/20	225	224
2.950%, 8/21/22	465	464

		3,987

Materials—1.5%
Anglo American Capital plc 144A 3.625%, 9/11/24(2)	910	905
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(2)	915	1,013
Glencore Funding LLC 144A 4.125%, 5/30/23(2)	900	931
NOVA Chemicals Corp.

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
144A, 4.875%, 6/1/24(2)	$380	$379
144A, 5.000%, 5/1/25(2)	520	519
OCP SA 144A 5.625%, 4/25/24(2)	790	846
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(2)(7)	1,075	1,092

		5,685

Real Estate—1.2%
American Tower Corp. 3.000%, 6/15/23	430	429
Brixmor Operating Partnership LP 3.875%, 8/15/22	140	143
Corporate Office Properties LP 3.700%, 6/15/21	220	224
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	135	138
2.950%, 7/1/22	920	917
Hospitality Properties Trust 4.650%, 3/15/24	430	452
Kilroy Realty LP 3.450%, 12/15/24	163	163
Select Income REIT 4.150%, 2/1/22	580	586
Senior Housing Properties Trust 3.250%, 5/1/19	125	126
Ventas Realty LP
4.000%, 4/30/19	505	514
2.700%, 4/1/20	152	153
West Europe Finance LLC 144A 3.250%, 10/5/20(2)	535	544

		4,389

Telecommunication Services—1.7%
AT&T, Inc.
(3 month LIBOR + 0.890%) 2.303%, 2/14/23(1)	475	479
2.850%, 2/14/23	925	929
3.400%, 8/14/24	550	553
Frontier Communications Corp. 10.500%, 9/15/22	455	344
Level 3 Financing, Inc. 5.375%, 1/15/24	725	724
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(2)	844	849
T-Mobile USA, Inc. 6.000%, 4/15/24	555	588
Telefonica Emisiones SAU 3.192%, 4/27/18	195	196
Verizon Communications, Inc.
2.946%, 3/15/22	1,364	1,372
3.125%, 3/16/22	306	310

		6,344

	PAR VALUE	VALUE
Utilities—0.7%
American Electric Power Co., Inc. 2.150%, 11/13/20	$925	$921
Exelon Corp.
2.850%, 6/15/20	805	812
3.497%, 6/1/22	196	200
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(2)	735	729

		2,662

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $94,936)		95,215

LOAN AGREEMENTS(1)—6.2%
Consumer Discretionary—1.9%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 3.819%, 7/28/25	318	316
Aristocrat Leisure Ltd.
2017, Tranche B-2, (3 month LIBOR + 2.000%) 3.363%, 10/20/21	522	525
Tranche B-2, (3 month LIBOR + 2.000%) 3.357%, 10/19/24	145	146
Boyd Gaming Corp. Refinancing, Tranche B , (weekly LIBOR + 2.500%) 3.975%, 9/15/23	773	776
Caesars Entertainment Operating Co. LLC Tranche B , (1 month LIBOR + 2.500%) 4.069%, 10/7/24	760	760
Charter Communications Operating LLC Tranche B , (3 month LIBOR + 2.000%) 0.000%, 4/30/25(8)	1,110	1,110
CityCenter Holdings LLC Tranche B , (1 month LIBOR + 2.500%) 4.069%, 4/18/24	318	320
El Dorado Resorts, Inc. , (1 month LIBOR + 2.250%) 3.750%, 4/17/24	485	485
Hilton Worldwide Finance LLC Series B-2 , (1 month LIBOR + 2.000%) 3.552%, 10/25/23	728	731
Las Vegas Sands LLC 2017 Refinancing , (1 month LIBOR + 2.000%) 3.569%, 3/29/24	554	557
MGM Growth Properties Operation Partnership LP Tranche B , (1 month LIBOR + 2.250%) 3.819%, 4/25/23	280	281
PetSmart, Inc. Tranche B-2 , (1 month LIBOR + 3.000%) 4.570%, 3/11/22	304	243

See Notes to Schedules of Investments

10

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Sinclair Television Group, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 12/12/24(8)	$490	$489
Station Casinos LLC Tranche B , (1 month LIBOR + 2.500%) 4.060%, 6/8/23	360	360

		7,099

Consumer Staples—0.4%
Albertson’s LLC
2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.319%, 8/25/21	185	181
2017-1, Tranche B-5, (3 month LIBOR + 3.000%) 4.675%, 12/21/22	331	324
Aramark Intermediate HoldCo Corp.
Tranche B, (1 month LIBOR + 2.000%) 3.569%, 3/28/24	359	360
Tranche B-1, (1 month LIBOR + 2.000%) 3.569%, 3/11/25	370	372
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.100%, 10/30/22	243	239
Prestige Brands, Inc. Tranche B-4 , (1 month LIBOR + 2.750%) 4.319%, 1/26/24	53	53

		1,529

Energy—0.1%
MEG Energy Corp. , (3 month LIBOR + 3.500%) 5.200%, 12/31/23	210	210
Paragon Offshore Finance Co. , (3 month LIBOR + 2.750%) 0.000%, 7/16/21(6)(10)	1	—
Ultra Resources, Inc. , (3 month LIBOR + 3.000%) 4.413%, 4/12/24	410	409

		619

Financials—0.1%
FinCo I LLC , (1 month LIBOR + 2.750%) 4.319%, 12/27/22	260	263

Health Care—1.2%
Community Health Systems, Inc. 2021, Tranche H , (3 month LIBOR + 3.000%) 4.479%, 1/27/21	446	425
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 5.875%, 4/29/24	512	515
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.570%, 12/1/23	617	618

	PAR VALUE	VALUE
Health Care—(continued)
HCA, Inc. Tranche B-9 , (1 month LIBOR + 2.000%) 3.569%, 3/17/23	$2,164	$2,172
INC Research Holdings, Inc. Tranche B , (1 month LIBOR + 2.250%) 3.819%, 8/1/24	291	291
Quintiles IMS, Inc. Tranche B-2 , (3 month LIBOR + 2.000%) 3.693%, 1/17/25	35	35
Valeant Pharmaceuticals International, Inc. Series F-4, Tranche B , (1 month LIBOR + 3.500%) 4.940%, 4/1/22	396	401

		4,457

Industrials—0.8%
American Airlines, Inc. 2017, Tranche B , (1 month LIBOR + 2.000%) 3.569%, 4/28/23	653	653
Beacon Roofing Supply, Inc. Tranche B, (3 month LIBOR + 2.250%) 0.000%, 1/2/25(8)	80	80
TransDigm, Inc.
Tranche E, (1 month LIBOR + 2.750%) 4.319%, 5/14/22	78	78
Tranche F, (3 month LIBOR + 2.750%) 4.381%, 6/9/23	737	738
United Airlines, Inc. Tranche B , (3 month LIBOR + 2.000%) 3.380%, 4/1/24	1,558	1,561

		3,110

Information Technology—0.6%
Kronos, Inc. First Lien , (3 month LIBOR + 3.500%) 4.903%, 11/1/23	489	492
Leidos Innovations Corp. Tranche B , (1 month LIBOR + 2.000%) 3.625%, 8/16/23	256	258
Rackspace Hosting, Inc. 2017, Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.385%, 11/3/23	828	836
Western Digital Corp. Tranche B-3 , (1 month LIBOR + 2.000%) 3.569%, 4/29/23	546	548

		2,134

Telecommunication Services—0.6%
CenturyLink, Inc. Tranche B , (3 month PRIME + 1.750%) 4.319%, 1/31/25	620	597
Level 3 Financing, Inc. 2024, Tranche B , (3 month LIBOR + 2.250%) 3.696%, 2/22/24	913	913

See Notes to Schedules of Investments

11

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—(continued)
UPC Financing Partnership Tranche A-R , (1 month LIBOR + 2.500%) 3.977%, 1/15/26	$655		$655

			2,165

Utilities—0.5%
Calpine Corp. 2016 , (3 month LIBOR + 2.500%) 4.200%, 5/31/23	665		664
NRG Energy, Inc. , (3 month LIBOR + 2.250%) 3.943%, 6/30/23	991		991
Vistra Operations Co., LLC
Tranche C,
(1 month LIBOR + 2.500%) 3.834%, 8/4/23	41		41
(1 month LIBOR + 2.750%) 3.951%, 8/4/23	232		233
2016, (1 month LIBOR + 2.750%) 4.162%, 12/14/23	82		83

			2,012

TOTAL LOAN AGREEMENTS (Identified Cost $23,432)			23,388

	SHARES
PREFERRED STOCKS—0.7%
Financials—0.7%
Bank of New York Mellon Corp. (The) Series E, 4.950%	390	(5)	404
Citigroup, Inc.	660	(5)	728
JPMorgan Chase & Co. Series Z, 5.300%	1,155	(5)	1,198
Wells Fargo & Co. Series K, 7.980%	325	(5)	330

TOTAL PREFERRED STOCKS (Identified Cost $2,588)			2,660

TOTAL LONG TERM INVESTMENTS—97.1% (Identified Cost $363,473)			363,709

SHORT-TERM INVESTMENT—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(9)	8,836,722		8,837

TOTAL SHORT-TERM INVESTMENT (Identified Cost $8,837)			8,837

VALUE
TOTAL INVESTMENTS—99.5% (Identified Cost $372,310)	$372,546
Other assets and liabilities, net—0.5%	1,755

NET ASSETS—100.0%	$374,301

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of December 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $172,891 or 46.2% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Interest payments may be deferred.
(5)	Value shown as par value.
(6)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after December 31, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

See Notes to Schedules of Investments

12

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	93%
United Kingdom	1
Netherlands	1
Turkey	1
Luxembourg	1
Canada	1
Other	2

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

13

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$100,371	—	$100,371	—
Corporate Bonds And Notes	95,215	—	95,215	—
Foreign Government Securities	3,425	—	3,425	—
Loan Agreements	23,388	—	23,388	—	*
Mortgage-Backed Securities	115,855	—	115,855	—
Municipal Bonds	195	—	195	—
U.S. Government Securities	22,600	—	22,600	—
Equity Securities:
Preferred Stocks	2,660	—	2,660	—
Short-Term Investment	8,837	8,837	—	—

Total Investments	$372,546	8,837	$363,709	—	*

*	Amount is less than $500.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.9%
U.S. Treasury Note 1.875%, 2/28/22	$3,615		$3,576

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,574)			3,576

MUNICIPAL BONDS—0.1%
Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	140		140

Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	325		293

TOTAL MUNICIPAL BONDS (Identified Cost $460)			433

FOREIGN GOVERNMENT SECURITIES—10.6%
Argentine Republic
5.625%, 1/26/22	465		491
7.500%, 4/22/26	1,765		1,996
6.875%, 1/26/27	655		716
Series NY, 8.280%, 12/31/33	1,570		1,851
7.125%, 7/6/36	735		796
7.625%, 4/22/46	370		417
Bolivarian Republic of Venezuela
7.650%, 4/21/25(15)	1,500		307
9.375%, 1/13/34	920		186
Dominican Republic 144A 6.875%, 1/29/26(2)	180		205
Federative Republic of Brazil 12.500%, 1/5/22	2,645	BRL	898
Treasury Note Series F, 10.000%, 1/1/23	2,480	BRL	757
Series F, 10.000%, 1/1/25	3,235	BRL	974
10.250%, 1/10/28	2,315	BRL	749
5.625%, 1/7/41	670		684
Kingdom of Bahrain 144A 7.000%, 10/12/28(2)	910		924
Kingdom of Jordan 144A 5.750%, 1/31/27(2)	1,075		1,066
Kingdom of Morocco 144A 5.500%, 12/11/42(2)	800		906
Pakistan Government International Bond 144A 6.875%, 12/5/27(2)	1,015		1,018
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(2)	730		856
144A, 7.875%, 6/15/27(2)	1,180		1,313

	PAR VALUE		VALUE
Republic of Chile 5.500%, 8/5/20	474,000	CLP	$806
Republic of Colombia
4.375%, 3/21/23	3,746,000	COP	1,186
3.875%, 4/25/27	$400		407
9.850%, 6/28/27	2,429,000	COP	1,017
Republic of Costa Rica
144A, 4.375%, 4/30/25(2)	795		767
144A, 7.000%, 4/4/44(2)	200		206
Republic of Ecuador 144A 8.875%, 10/23/27(2)	325		357
Republic of Ghana 144A 10.750%, 10/14/30(2)	665		915
Republic of Indonesia
Series FR70, 8.375%, 3/15/24	9,640,000	IDR	790
Series FR56, 8.375%, 9/15/26	13,950,000	IDR	1,165
144A, 4.350%, 1/8/27(2)	460		487
Republic of Iraq RegS 5.800%, 1/15/28(3)	610		590
Republic of Kazakhstan 144A 5.125%, 7/21/25(2)	245		273
Republic of South Africa
Series R208, 6.750%, 3/31/21	10,230	ZAR	808
4.875%, 4/14/26	430		439
4.300%, 10/12/28	2,140		2,065
Republic of Turkey 6.250%, 9/26/22	515		559
4.875%, 10/9/26	2,440		2,407
4.875%, 4/16/43	945		829
Russian Federation
144A, 7.850%, 3/10/18(2)	60,000	RUB	1,041
Series 6216, 6.700%, 5/15/19	57,000	RUB	989
Series 6215, 7.000%, 8/16/23	55,005	RUB	955
Sultanate of Oman 144A 4.750%, 6/15/26(2)	1,170		1,136
Ukraine
144A , 7.750%, 9/1/22(2)	900		957
144A, 7.750%, 9/1/26(2)	850		878
United Mexican States
Series M, 6.500%, 6/9/22	16,410	MXN	799
4.150%, 3/28/27	460		477
4.750%, 3/8/44	508		514

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $42,051)			40,929

MORTGAGE-BACKED SECURITIES—12.5%
Agency—2.9%
FHLMC 3.500%, 4/1/46	1,093		1,124

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
FNMA
4.000%, 10/1/44	$940	$985
3.500%, 9/1/45	1,702	1,749
3.500%, 1/1/46	951	978
3.500%, 5/1/46	906	931
4.000%, 7/1/47	2,566	2,687
4.000%, 8/1/47	2,540	2,660

		11,114

Non-Agency—9.6%
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(2)	915	972
2015-SFR2, C 144A, 4.691%, 10/17/45(2)	1,011	1,079
2015-SFR1, A 144A, 3.467%, 4/17/52(2)	666	681
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4, (5.850% minus 1 month LIBOR) 4.593%, 6/25/33(1)	1,081	1,074
AMSR Trust 2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 3.891%, 11/17/33(1)(2)	765	772
Banc of America Funding Trust
2004-D, 5A1, 3.626%, 1/25/35(1)	761	719
2005-1, 1A1, 5.500%, 2/25/35	327	328
2006-2, 3A1, 6.000%, 3/25/36	162	164
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 5.042%, 7/25/35(1)	763	786
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1, 6.000%, 10/25/34	327	337
2004-24CB, 1A1, 6.000%, 11/25/34	74	75
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(2)	705	713
Bayview Opportunity Master Fund IIIb Trust 2017-RN2, A1 144A 3.475%, 4/28/32(1)(2)	224	225
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(2)	625	646
2017-SPL5, B1 144A, 4.000%, 6/28/57(1)(2)	700	736
2017-SPL1, B1 144A, 4.250%, 10/28/64(1)(2)	493	504
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A, 4.250%, 6/28/53(1)(2)	445	460
2017-SPL3, B1 144A, 4.250%, 11/28/53(1)(2)	745	779

	PAR VALUE	VALUE
Non-Agency—(continued)
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	$630	$647
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(1)(2)	493	499
Colony American Finance Ltd. 2015-1, A 144A 2.896%, 10/15/47(2)	512	513
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 3.627%, 12/17/33(1)(2)	770	771
COLT Mortgage Loan Trust Funding LLC 2017-1, A3 144A 3.074%, 5/27/47(1)(2)	496	496
Credit Suisse Commercial Mortgage Trust 2014-IVR2, A2 144A 3.807%, 4/25/44(1)(2)	289	296
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	232	219
Deephaven Residential Mortgage Trust
2017-1A, A2 144A, 2.928%, 12/26/46(1)(2)	410	408
2017-2A, A2 144A, 2.606%, 6/25/47(1)(2)	257	255
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(1)(2)	600	604
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(1)(2)	479	484
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(1)	238	241
Home Equity Loan Trust 2003-HS3, AI4 5.550%, 9/25/33(1)	66	67
Jefferies Resecuritization Trust 2014-R1, 2A1 144A 4.000%, 12/27/37(2)	28	28
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDPX, AM 5.464%, 1/15/49(1)	207	207
JPMorgan Chase Mortgage Trust
2014-5, B2 144A, 3.000%, 10/25/29(1)(2)	363	353
2016-1, M2 144A, 3.750%, 4/25/45(1)(2)	660	668
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	825	834
2017-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	528	522
2017-4, A3 144A, 3.500%, 11/25/48(1)(2)	485	492
2017-5, A1 144A, 3.188%, 10/25/48(1)(2)	1,135	1,145
MASTR Alternative Loan Trust
2005-5, 2A3, 5.500%, 7/25/25	702	660
2005-2, 2A1, 6.000%, 1/25/35	369	381

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	$228	$234
MetLife Securitization Trust 2017-1A, M1 144A 3.601%, 4/25/55(1)(2)	425	439
New Residential Mortgage Loan Trust
2016-4A, B1A 144A, 4.500%, 11/25/56(1)(2)	681	722
2017-2A, A3 144A, 4.000%, 3/25/57(1)(2)	424	438
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(1)(2)	628	628
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	795	818
Pretium Mortgage Credit Partners I LLC
2017-NPL5, A1 144A, 3.327%, 12/30/32(1)(2)	379	378
2017-NPL2, A1 144A, 3.250%, 3/28/57(1)(2)	494	494
Progress Residential Trust 2017-SFR1, B 144A 3.017%, 8/17/34(2)	385	380
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(1)(2)	1,439	1,440
Resecuritization Pass-Through Trust 2005-8R, A5 6.000%, 10/25/34	299	301
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	549	564
Sequoia Mortgage Trust 2013-8, B1 3.534%, 6/25/43(1)	722	720
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(1)(2)	555	559
2015-6, M1 144A, 3.750%, 4/25/55(1)(2)	760	789
2015-5, A2 144A, 3.500%, 5/25/55(1)(2)	690	709
2017-1, M1 144A, 3.750%, 10/25/56(1)(2)	450	458
2015-2, 1M1 144A, 3.250%, 11/25/60(1)(2)	1,920	1,952
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(2)	185	183
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(1)(2)	1,230	1,235
Vericrest Opportunity Loan Trust LVIII LLC 2017-NPL5, A1 144A 3.375%, 5/28/47(1)(2)	287	288
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A 3.000%, 10/25/47(1)(2)	400	399
VSD 2017-PLT1, A 3.600%, 12/25/43	280	280

	PAR VALUE	VALUE
Non-Agency—(continued)
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	$875	$875

		37,123

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $47,951)		48,237

ASSET-BACKED SECURITIES—6.1%
Automobiles—3.6%
AmeriCredit Automobile Receivables Trust 2017-3, D 3.180%, 7/18/23	1,110	1,112
Avis Budget Rental Car Funding LLC (AESOP) 2015-2A, A 144A 2.630%, 12/20/21(2)	1,105	1,103
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(2)	985	979
Carnow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(2)	745	750
Chrysler Capital Auto Receivables Trust 2016-BA, D 144A 3.510%, 9/15/23(2)	860	850
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	1,105	1,107
DT Auto Owner Trust 2017-2A, D 144A 3.890%, 1/15/23(2)	1,180	1,188
Exeter Automobile Receivables Trust 2014-3A, D 144A 5.690%, 4/15/21(2)	965	990
First Investors Auto Owner Trust 2015-2A, E 144A 5.590%, 11/15/22(2)	950	952
Flagship Credit Auto Trust
2015-1, D 144A, 5.260%, 7/15/21(2)	885	911
2014-1, E 144A, 5.710%, 8/16/21(2)	665	679
GLS Auto Receivables Trust
2017-1A, B 144A, 2.980%, 12/15/21(2)	1,180	1,176
2017-1A, C 144A, 3.500%, 7/15/22(2)	1,180	1,177
Santander Drive Auto Receivables Trust 2017-2, D 3.490%, 7/17/23	1,020	1,030

		14,004

Other—2.5%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	1,174	1,168
CKE Restaurant Holdings, Inc. 2013-1A, A2 144A 4.474%, 3/20/43(2)	532	533

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Other—(continued)
CLUB Credit Trust 2017-P1, B 144A 3.560%, 9/15/23(2)	$750	$752
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	940	946
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(2)	809	808
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(2)	1,033	1,005
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(2)	775	779
Prosper Marketplace Issuance Trust
2017-1A, B 144A, 3.650%, 6/15/23(2)	848	855
2017-2A, B 144A, 3.480%, 9/15/23(2)	740	742
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	1,119	1,139
Wendy’s Funding LLC 2015-1A, A2II 144A 4.080%, 6/15/45(2)	674	691

		9,418

TOTAL ASSET-BACKED SECURITIES (Identified Cost $23,330)		23,422

CORPORATE BONDS AND NOTES—55.4%
Consumer Discretionary—6.6%
Beacon Escrow Corp. 144A 4.875%, 11/1/25(2)	915	918
Beazer Homes USA, Inc.
6.750%, 3/15/25	325	342
144A, 5.875%, 10/15/27(2)	815	821
Cablevision Systems Corp. 5.875%, 9/15/22	835	823
CalAtlantic Group, Inc. 5.000%, 6/15/27	550	571
Cequel Communications Holdings I LLC 144A 5.125%, 12/15/21(2)	655	655
Charter Communications Operating LLC 4.908%, 7/23/25	860	914
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	435	426
Series A, 7.625%, 3/15/20	320	313
CRC Escrow Issuer LLC 144A 5.250%, 10/15/25(2)	865	874
Discovery Communications LLC 3.950%, 3/20/28	900	895
DISH DBS Corp. 7.750%, 7/1/26	610	641
Eldorado Resorts, Inc. 6.000%, 4/1/25	545	570
Ford Motor Credit Co., LLC 4.389%, 1/8/26	925	970

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	$710	$760
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	455	466
Horton (D.R.), Inc. 4.750%, 2/15/23	620	662
iHeartCommunications, Inc. 9.000%, 12/15/19	550	408
L Brands, Inc. 6.875%, 11/1/35	679	686
Laureate Education, Inc. 144A 8.250%, 5/1/25(2)	210	223
Lear Corp. 3.800%, 9/15/27	1,105	1,106
Lennar Corp. 144A 4.750%, 11/29/27(2)	1,155	1,189
M/I Homes, Inc. 5.625%, 8/1/25	780	792
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(2)	700	691
MDC Holdings, Inc. 5.500%, 1/15/24	880	928
PetSmart, Inc. 144A 8.875%, 6/1/25(2)	485	292
QVC, Inc. 5.125%, 7/2/22	240	254
Scientific Games International, Inc.
6.625%, 5/15/21	540	558
144A, 7.000%, 1/1/22(2)	590	622
144A, 5.000%, 10/15/25(2)	375	376
SFR Group S.A. 144A 7.375%, 5/1/26(2)	905	932
Station Casinos LLC 144A 5.000%, 10/1/25(2)	220	221
TRI Pointe Group, Inc. 5.875%, 6/15/24	815	870
Viking Cruises Ltd. 144A 5.875%, 9/15/27(2)	940	956
Vista Outdoor, Inc. 5.875%, 10/1/23	850	816
Weekley Homes LLC 144A 6.625%, 8/15/25(2)	960	955
Wyndham Worldwide Corp. 4.500%, 4/1/27	795	808

		25,304

Consumer Staples—1.5%
Albertsons’s Cos LLC 5.750%, 3/15/25	435	393
BAT Capital Corp. 144A 3.557%, 8/15/27(2)	1,125	1,126
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(2)	395	419
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	1,000	962
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(2)	485	453
MARB BondCo plc 144A 7.000%, 3/15/24(2)	955	959
Post Holdings, Inc. 144A 5.625%, 1/15/28(2)	135	136
Rite Aid Corp. 144A 6.125%, 4/1/23(2)	785	708
Safeway, Inc. 7.250%, 2/1/31	510	426
Tops Holding LLC 144A 8.000%, 6/15/22(2)	760	410

		5,992

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—13.3%
Afren plc 144A 11.500%, 2/1/20(2)(8)	$464	$—	(10)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	815	866
Alta Mesa Holdings LP 7.875%, 12/15/24	455	499
American Midstream Partners LP 144A 8.500%, 12/15/21(2)	365	375
Anadarko Finance Co. Series B 7.500%, 5/1/31	245	314
Anadarko Petroleum Corp. 6.600%, 3/15/46	460	591
Antero Resources Corp. 5.625%, 6/1/23	375	390
Archrock Partners LP 6.000%, 10/1/22	740	740
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(2)	380	395
Callon Petroleum Co. 6.125%, 10/1/24	800	824
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	680	774
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(2)	885	850
Compagnie Generale de Geophysique-Veritas SA 6.500%, 6/1/21(8)	725	334
Continental Resources, Inc. 4.500%, 4/15/23	700	714
Crestwood Midstream Partners LP 5.750%, 4/1/25	670	692
CrownRock LP 144A 5.625%, 10/15/25(2)	975	980
Denbury Resources, Inc. 5.500%, 5/1/22	360	246
Ecopetrol S.A.
5.875%, 9/18/23	615	680
5.375%, 6/26/26	1,705	1,841
Encana Corp. 8.125%, 9/15/30	330	444
Energy Transfer Equity LP
5.000%, 10/1/22	1,010	1,077
4.250%, 3/15/23	250	248
5.875%, 1/15/24	885	931
EP Energy LLC
9.375%, 5/1/20	380	321
144A, 8.000%, 11/29/24(2)	530	547
FTS International, Inc. 6.250%, 5/1/22	450	435
Gazprom OAO 144A 4.950%, 2/6/28(2)(16)	750	780
Geopark Ltd. 144A 6.500%, 9/21/24(2)	960	985
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	540	568
HollyFrontier Corp. 5.875%, 4/1/26	900	1,001
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(2)	1,165	1,227

	PAR VALUE	VALUE
Energy—(continued)
Kinder Morgan, Inc. 7.750%, 1/15/32	$1,115	$1,439
MEG Energy Corp. 144A 6.500%, 1/15/25(2)	450	444
Nabors Industries, Inc. 5.500%, 1/15/23	855	827
NGL Energy Partners LP 5.125%, 7/15/19	925	941
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(2)(16)	1,105	1,137
NuStar Logistics LP 5.625%, 4/28/27	895	911
Oasis Petroleum, Inc. 6.875%, 1/15/23	1,000	1,023
Occidental Petroleum Corp. 4.400%, 4/15/46	700	774
Odebrecht Offshore Drilling Finance Ltd.
144A, 6.720%, 12/1/22(2)	272	259
144A, 0.000%, 12/1/26(2)	748	150
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%, 12/29/49(2)	124	3
Parker Drilling Co. 7.500%, 8/1/20	1,075	978
Peabody Energy Corp.
144A 6.375%, 3/31/25(2)	1,030	1,071
Pertamina Persero PT
144A, 6.000%, 5/3/42(2)	400	454
144A, 5.625%, 5/20/43(2)	320	348
Petrobras Global Finance BV 144A, 5.299%, 1/27/25(2)	1,441	1,445
7.375%, 1/17/27	2,292	2,523
144A, 5.999%, 1/27/28(2)	198	198
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(15)	1,580	354
Petroleos Mexicanos
4.875%, 1/24/22	375	391
6.875%, 8/4/26	2,050	2,324
144A, 6.500%, 3/13/27(2)	580	634
6.500%, 6/2/41	465	478
5.500%, 6/27/44	650	598
PTTEP Treasury Center Co., Ltd. 144A 4.875% (2)(4)	315	320
QEP Resources, Inc. 5.625%, 3/1/26	130	132
Range Resources Corp. 4.875%, 5/15/25	990	955
RSP Permian, Inc. 5.250%, 1/15/25	1,110	1,138
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	320	324
SESI LLC 144A 7.750%, 9/15/24(2)	730	776
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(2)	900	909
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(2)	895	1,017

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
SRC Energy, Inc. 144A 6.250%, 12/1/25(2)	$540		$552
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	855		949
Transocean, Inc. 144A,
9.000%, 7/15/23(2)	440		476
6.800%, 3/15/38	250		202
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(2)	37		37
144A, 7.125%, 4/15/25(2)	185		185
Vine Oil & Gas LP 144A 8.750%, 4/15/23(2)	800		776
Weatherford International Ltd. 9.875%, 2/15/24	250		266
Whiting Petroleum Corp. 144A 6.625%, 1/15/26(2)	370		377
YPF S.A. 144A,
8.500%, 3/23/21(2)	376		425
144A, 8.750%, 4/4/24(2)	115		132
144A, 6.950%, 7/21/27(2)	945		1,003

			51,324

Financials—12.0%
Acrisure LLC 144A 7.000%, 11/15/25(2)	1,110		1,070
AerCap Ireland Capital DAC 3.650%, 7/21/27	975		965
Akbank TAS 144A 7.500%, 2/5/18(2)	2,440	TRY	640
Allstate Corp. (The) 5.750%, 8/15/53(5)	845		922
Ares Capital Corp.
3.625%, 1/19/22	465		467
3.500%, 2/10/23	565		556
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(2)	725		754
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	620		607
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(2)	425		463
Banco de Bogota S.A. 144A 6.250%, 5/12/26(2)	730		787
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)	1,095		1,203
Bancolombia S.A. 5.125%, 9/11/22	1,015		1,061
Bank of America Corp. 4.200%, 8/26/24	1,977		2,081
Bank of China Ltd. 144A 5.000%, 11/13/24(2)	875		933
Bank of Montreal 3.803%, 12/15/32	204		202
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	425,000	CLP	710

	PAR VALUE	VALUE
Financials—(continued)
Brighthouse Financial, Inc. 144A 3.700%, 6/22/27(2)	$1,155	$1,136
Capital One Financial Corp. 3.750%, 7/28/26	1,030	1,025
Citigroup, Inc. 3.200%, 10/21/26	1,420	1,408
Compass Bank 3.875%, 4/10/25	900	903
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(2)	1,090	1,121
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(2)	915	944
Eurasian Development Bank 144A 4.767%, 9/20/22(2)	925	979
FS Investment Corp.
4.250%, 1/15/20	525	534
4.750%, 5/15/22	200	206
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(2)	725	786
ICAHN Enterprises LP
5.875%, 2/1/22	510	516
6.250%, 2/1/22	195	199
144A, 6.375%, 12/15/25(2)	780	780
ING Groep N.V. 6.000% (4)(5)	865	897
iStar, Inc.
6.000%, 4/1/22	350	362
5.250%, 9/15/22	510	513
Jefferies Group LLC 4.850%, 1/15/27	360	383
JPMorgan Chase & Co.
3.300%, 4/1/26	740	746
2.950%, 10/1/26	1,200	1,178
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	795	930
Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(2)	1,260	1,313
Leucadia National Corp. 5.500%, 10/18/23	575	619
Lincoln National Corp., (3 month LIBOR + 2.040%) 3.403%, 4/20/67(5)	300	274
Morgan Stanley 3.125%, 7/27/26	850	838
Navient Corp.
7.250%, 9/25/23	190	202
6.750%, 6/25/25	715	735
OM Asset Management plc 4.800%, 7/27/26	785	813
PNC Financial Services Group, Inc. (The) 6.750%, 12/31/49	1,000	1,110
Prudential Financial, Inc. 5.875%, 9/15/42	1,430	1,562

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Santander Holdings USA, Inc. 144A 4.400%, 7/13/27(2)	$700	$716
Sberbank of Russia 144A 5.500%, 2/26/24(2)(16)	450	457
Springleaf Finance Corp. 6.125%, 5/15/22	945	980
Synchrony Financial 3.950%, 12/1/27	885	881
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(2)	635	630
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)	740	751
Toronto-Dominion Bank (The) 3.625%, 9/15/31	295	294
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	910	907
VICI Properties 1 LLC, (3 month LIBOR + 3.500%) 4.847%, 10/15/22	9	9
Voya Financial, Inc. 5.650%, 5/15/53	870	927
Wells Fargo & Co.
3.550%, 9/29/25	870	893
Series S, 5.900%, 8/15/27	2,210	2,364

		46,242

Health Care—3.6%
Abbott Laboratories 3.750%, 11/30/26	1,030	1,057
Anthem, Inc. 3.650%, 12/1/27	265	270
Avantor, Inc. 144A 6.000%, 10/1/24(2)	415	413
Becton Dickinson & Co. 3.700%, 6/6/27	1,050	1,058
Catalent Pharma Solutions, Inc. 144A 4.875%, 1/15/26(2)	85	85
Community Health Systems, Inc. 6.250%, 3/31/23	355	319
Concordia International Corp. 144A 9.000%, 4/1/22(2)	185	158
DJO Finco, Inc. 144A 8.125%, 6/15/21(2)	345	323
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(14)	445	453
Endo Finance LLC 144A 5.375%, 1/15/23(2)	660	515
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	165	170
HCA, Inc. 5.375%, 2/1/25	435	450
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(2)	675	719
Mylan NV 3.950%, 6/15/26	985	993
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(2)	420	422

	PAR VALUE	VALUE
Health Care—(continued)
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(2)(14)	$115	$119
Surgery Center Holdings, Inc.
144A, 8.875%, 4/15/21(2)	570	590
144A, 6.750%, 7/1/25(2)	190	180
Teleflex, Inc. 4.625%, 11/15/27	430	434
Tenet Healthcare Corp.
8.125%, 4/1/22	205	209
144A, 5.125%, 5/1/25(2)	260	254
144A, 7.000%, 8/1/25(2)	785	738
Valeant Pharmaceuticals International, Inc.
144A, 7.500%, 7/15/21(2)	130	132
144A, 5.625%, 12/1/21(2)	140	137
144A, 6.500%, 3/15/22(2)	70	74
144A, 5.875%, 5/15/23(2)	660	611
144A, 7.000%, 3/15/24(2)	80	86
144A, 5.500%, 11/1/25(2)	1,010	1,028
144A, 9.000%, 12/15/25(2)	150	156
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(2)	565	566
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	1,030	1,029

		13,748

Industrials—4.0%
Alfa SAB de CV 144A 5.250%, 3/25/24(2)	765	809
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	1,025	1,040
Bombardier, Inc. 144A 6.125%, 1/15/23(2)	975	956
CNH Industrial N.V.
4.500%, 8/15/23	708	736
3.850%, 11/15/27	522	521
DP World Ltd. 144A 6.850%, 7/2/37(2)	400	492
Embraer Netherlands Finance BV 5.400%, 2/1/27	370	400
GrafTech International Ltd. 6.375%, 11/15/20	1,010	1,007
JBS Investments GmbH 144A 7.250%, 4/3/24(2)	830	815
JSL Europe S.A. 144A 7.750%, 7/26/24(2)	910	963
Latam Finance Ltd. 144A 6.875%, 4/11/24(2)	795	829
Masco Corp. 5.950%, 3/15/22	486	538
Navistar International Corp. 144A 6.625%, 11/1/25(2)	1,025	1,069
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	60	65
Owens Corning 3.400%, 8/15/26	1,260	1,236

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Pitney Bowes, Inc. 4.125%, 5/15/22	$939	$863
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(2)	490	544
SCF Capital Designated Activity Co. 144A 5.375%, 6/16/23(2)	470	487
Standard Industries, Inc.
144A, 5.500%, 2/15/23(2)	225	235
144A, 4.750%, 1/15/28(2)	370	371
TransDigm, Inc. 6.500%, 7/15/24	630	646
6.500%, 5/15/25	270	276
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(2)	609	627

		15,525

Information Technology—2.9%
Arrow Electronics, Inc. 3.875%, 1/12/28	860	857
Blackboard, Inc. 144A 9.750%, 10/15/21(2)	503	458
Broadcom Corp. 144A,
3.000%, 1/15/22(2)	250	248
144A, 3.625%, 1/15/24(2)	1,145	1,138
144A, 3.125%, 1/15/25(2)	1,595	1,525
Citrix Systems, Inc. 4.500%, 12/1/27	940	954
Dell International LLC 144A, 5.450%, 6/15/23(2)	150	162
144A, 8.100%, 7/15/36(2)	295	372
Everi Payments, Inc. 144A 7.500%, 12/15/25(2)	250	248
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	425	449
Match Group, Inc. 144A 5.000%, 12/15/27(2)	555	563
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(2)	1,085	1,158
Radiate Holdco LLC 144A 6.625%, 2/15/25(2)	930	879
ViaSat, Inc. 144A 5.625%, 9/15/25(2)	945	952
VMware, Inc.
2.950%, 8/21/22	597	595
3.900%, 8/21/27	636	642

		11,200

Materials—5.8%
AK Steel Corp.
7.500%, 7/15/23	385	417
7.000%, 3/15/27	630	641
Alpek SAB de C.V. 144A 5.375%, 8/8/23(2)	1,110	1,172
Anglo American Capital plc 144A 4.000%, 9/11/27(2)	1,200	1,192

	PAR VALUE	VALUE
Materials—(continued)
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(5)	$1,015	$1,185
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(2)	500	521
Equate Petrochemical BV 144A 4.250%, 11/3/26(2)	765	778
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	1,415	1,401
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(2)	375	415
Freeport-McMoRan, Inc.
3.550%, 3/1/22	255	252
3.875%, 3/15/23	385	383
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(2)	580	622
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	950	954
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)	910	949
James Hardie International Finance DAC 144A 5.000%, 1/15/28(2)	940	947
Kraton Polymers LLC 144A 7.000%, 4/15/25(2)	1,120	1,198
Mercer International, Inc. 144A 5.500%, 1/15/26(2)	185	188
NOVA Chemicals Corp. 144A,
4.875%, 6/1/24(2)	395	394
144A, 5.000%, 5/1/25(2)	790	788
OCP SA 144A 5.625%, 4/25/24(2)	690	739
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(2)	960	953
PQ Corp. 144A 5.750%, 12/15/25(2)	340	346
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(2)	715	767
Rusal Capital DAC 144A 5.125%, 2/2/22(2)	930	950
Severstal OAO Via Steel Capital S.A.
144A, 3.850%, 8/27/21(2)(16)	620	630
144A, 5.900%, 10/17/22(2)(16)	275	304
Standard Industries, Inc. 144A 6.000%, 10/15/25(2)	450	480
Vale Overseas Ltd.
5.875%, 6/10/21	535	583
6.250%, 8/10/26	500	579
Vedanta Resources plc 144A 6.125%, 8/9/24(2)	775	791
Yamana Gold, Inc. 144A 4.625%, 12/15/27(2)	1,010	1,015

		22,534

Real Estate—1.9%
EPR Properties 4.750%, 12/15/26	815	836

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Real Estate—(continued)
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(2)	$605		$611
Greystar Real Estate Partners LLC 144A 5.750%, 12/1/25(2)	475		489
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	455		453
Hospitality Properties Trust 4.950%, 2/15/27	925		975
LifeStorage LP 3.875%, 12/15/27	385		383
MPT Operating Partnership LP
5.500%, 5/1/24	455		471
5.000%, 10/15/27	415		423
Physicians Realty LP 4.300%, 3/15/27	790		804
Select Income REIT 4.500%, 2/1/25	900		908
Uniti Group, Inc. 144A 7.125%, 12/15/24(2)	900		819

			7,172

Telecommunication Services—2.7%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(2)	715		685
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	5,000	MXN	235
AT&T, Inc.
3.400%, 8/14/24	749		753
4.250%, 3/1/27	470		479
3.900%, 8/14/27	995		1,001
5.250%, 3/1/37	155		164
4.800%, 6/15/44	580		573
5.650%, 2/15/47	300		328
Axtel SAB de C.V. 144A 6.375%, 11/14/24(2)	900		927
Digicel Group Ltd. 144A 8.250%, 9/30/20(2)	665		654
Frontier Communications Corp.
6.250%, 9/15/21	370		263
10.500%, 9/15/22	695		526
GTH Finance BV 144A 7.250%, 4/26/23(2)	700		787
Level 3 Financing, Inc. 5.375%, 1/15/24	945		944
Qwest Corp. 7.250%, 9/15/25	400		429
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	1,000		1,001
West Corp. 144A 8.500%, 10/15/25(2)	300		296
Windstream Services LLC 144A 8.625%, 10/31/25(2)	520		500

			10,545

Utilities—1.1%
AmeriGas Partners LP 5.500%, 5/20/25	340		343

	PAR VALUE	VALUE
Utilities—(continued)
Dynegy, Inc. 7.375%, 11/1/22	$675	$712
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	600	613
Ferrellgas Partners LP
8.625%, 6/15/20	155	132
6.750%, 6/15/23	855	785
Lamar Funding Ltd. 144A 3.958%, 5/7/25(2)	910	840
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	810	802
Texas Competitive Electric Escrow Series A 0.000%, 11/1/36(8)(13)	200	—	(10)
Vistra Operations Co. LLC 0.000%, 10/1/20(2)(8)(13)	375	—	(10)

		4,227

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $213,569)		213,813

LOAN AGREEMENTS(1)—8.6%
Consumer Discretionary—1.8%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 4.630%, 7/23/21	343	334
Second Lien, (3 month LIBOR + 6.500%) 7.878%, 7/25/22	680	630
Affinity Gaming LLC, (3 month LIBOR + 3.500%) 5.193%, 7/1/23	519	521
Bass Pro Group LLC, (1 month LIBOR + 5.000%) 6.569%, 9/25/24	374	373
Gateway Casinos & Entertainment Ltd. Tranche B-1, (3 month LIBOR + 3.750%) 5.443%, 2/22/23	139	140
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.570%, 9/29/24	643	650
Hoya Midco LLC First Lien, (1 month LIBOR + 4.000%) 5.569%, 6/30/24	244	243
Laureate Education, Inc. 2024, (1 month LIBOR + 4.500%) 6.069%, 4/26/24	760	766
Leslie’s Poolmart, Inc. Tranche B-1, (2 month LIBOR + 3.750%) 5.374%, 8/16/23	301	300
Mohegan Tribal Gaming Authority Tranche B, (3 month PRIME + 3.000%) 6.535%, 10/13/23	446	449
Neiman Marcus Group, Inc. (The), (1 month LIBOR + 3.250%) 0.000%, 10/25/20(6)	690	562

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Playa Resorts Holding B.V., (3 month LIBOR + 3.000%) 4.620%, 4/29/24	$628	$631
Seminole Tribe of Florida Tranche B, (1 month LIBOR + 2.000%) 3.569%, 7/8/24	549	551
U.S. Farathane LLC Tranche B-4, (3 month LIBOR + 3.500%) 5.193%, 12/23/21	468	469
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 4.810%, 8/18/23	393	395

		7,014

Consumer Staples—0.9%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.319%, 8/25/21	608	596
Amplify Snack Brands, Inc., (1 month LIBOR + 5.500%) 6.880%, 9/2/23	641	642
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.069%, 10/10/23	335	337
Galleria Co. Tranche B, (1 month LIBOR + 3.000%) 4.375%, 9/29/23	236	237
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.100%, 10/30/22	208	205
Milk Specialties Co., (3 month LIBOR + 4.000%) 5.693%, 8/16/23	553	557
Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.750%) 6.443%, 6/30/24	358	361
TKC Holdings, Inc. First Lien, (2 month LIBOR + 4.250%) 5.673%, 2/1/23	477	480

		3,415

Energy—0.9%
California Resources Corp., (1 month LIBOR + 10.375%) 11.876%, 12/31/21	420	460
Chesapeake Energy Corp. Tranche A, (3 month LIBOR + 7.500%) 8.954%, 8/23/21	122	130
Contura Energy, Inc., (2 month LIBOR + 5.000%) 6.630%, 3/18/24	464	457
Medallion Midland Acquisition LLC, (1 month LIBOR + 3.250%) 4.819%, 10/30/24	595	596
Seadrill Operating LP, (3 month LIBOR + 3.000%) 4.693%, 2/21/21	491	395
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 5.850%, 9/27/24	535	542

	PAR VALUE	VALUE
Energy—(continued)
Ultra Resources, Inc., (3 month LIBOR + 3.000%) 4.413%, 4/12/24	$945	$943

		3,523

Financials—0.6%
Asurion LLC Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 7.569%, 8/4/25	1,174	1,205
FinCo I LLC, (1 month LIBOR + 2.750%) 4.319%, 7/14/22	200	202
Walter Investment Management Corp. Tranche B, (1 month LIBOR + 3.750%) 5.319%, 12/18/20(15)	1,042	994

		2,401

Health Care—0.7%
21st Century Oncology Holdings, Inc. Tranche B, (3 month LIBOR + 6.125%) 7.825%, 4/30/22(15)	159	150
Change Healthcare Holdings, Inc., (1 month LIBOR + 2.750%) 4.319%, 3/1/24	328	328
CHG Healthcare Services, Inc. 2017, First Lien, (3 month LIBOR + 3.000%) 4.476%, 6/7/23	474	477
Envision Healthcare Corp., (1 month LIBOR + 3.000%) 4.570%, 12/1/23	95	95
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.069%, 2/15/23	208	207
MMM Holdings, Inc., (3 month LIBOR + 8.750%) 10.324%, 6/30/19	198	190
MSO of Puerto Rico, Inc., (3 month LIBOR + 8.750%) 10.324%, 6/30/19	144	138
NVA Holdings, Inc. Second Lien, (3 month LIBOR + 7.000%) 8.693%, 8/14/22	569	572
PharMerica Corp. Second Lien, (3 month LIBOR + 7.750%) 9.153%, 9/26/25	80	80
Quorum Health Corp., (1 month LIBOR + 6.750%) 8.319%, 4/29/22	234	236
U.S. Renal Care, Inc. First Lien, (3 month LIBOR + 4.250%) 5.943%, 12/30/22	383	377
Wink Holdco, Inc. First Lien, (3 month LIBOR + 3.000%) 4.490%, 12/2/24	35	35

		2,885

Industrials—1.3%
84 Lumber Co. Tranche B-1, (1 month LIBOR + 5.250%) 6.802%, 10/25/23	462	466

See Notes to Schedules of Investments

10

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Accudyne Industries LLC, (1 month LIBOR + 3.750%) 5.319%, 8/18/24	$105	$105
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 4.900%, 11/6/24	830	832
PAE Holding Corp. First Lien, (2 month LIBOR + 5.500%) 7.124%, 10/20/22	267	269
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 5.569%, 11/8/24	783	782
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.229%, 2/28/22	1,105	1,111
TransDigm, Inc.
Tranche F, (3 month LIBOR + 2.750%) 4.381%, 6/9/23	854	854
Tranche G, (3 month LIBOR + 3.000%) 4.562%, 8/22/24	75	75
Zodiac Pool Solutions LLC Tranche B-1, First Lien, (3 month LIBOR + 4.000%) 5.693%, 12/20/23	416	418

		4,912

Information Technology—0.6%
Applied Systems, Inc. Second Lien, (3 month LIBOR + 7.000%) 8.693%, 9/19/25	100	103
Blackboard, Inc. Tranche B-4, First Lien, (3 month LIBOR + 5.000%) 6.354%, 6/30/21	172	170
Everi Payments, Inc. Tranche B, (3 month LIBOR + 3.500%) 4.979%, 5/9/24	224	226
Intralinks, Inc. First Lien, (3 month LIBOR + 4.000%) 5.700%, 11/14/24	355	353
Kronos, Inc. Second Lien, (3 month LIBOR + 8.250%) 9.627%, 11/1/24	193	200
NAB Holdings LLC, (1 month LIBOR + 3.250%) 4.819%, 7/1/24	299	299
Presidio LLC Tranche B, (3 month PRIME + 2.250%) 5.668%, 2/2/22	528	529
Veritas US, Inc. Tranche B, (3 month LIBOR + 4.500%) 6.193%, 1/27/23	346	347

		2,227

Materials—0.7%
Anchor Glass Container Corp. Second Lien, (1 month LIBOR + 7.750%) 9.182%, 12/7/24	202	204

	PAR VALUE	VALUE
Materials—(continued)
CPG International LLC, (3 month LIBOR + 3.750%) 5.593%, 5/5/24	$571	$572
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 5.962%, 8/17/22	1,049	755
IPS Acquisition LLC First Lien, (1 month LIBOR + 3.250%) 4.819%, 11/7/24	95	95
KMG Chemicals, Inc., (1 month LIBOR + 2.750%) 4.319%, 6/15/24	97	97
New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 4.250%) 5.943%, 2/14/24	348	351
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 4.250%) 5.819%, 8/25/23	518	522

		2,596

Real Estate—0.1%
Capital Automotive LP Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.570%, 3/24/25	251	257

Telecommunication Services—0.5%
CenturyLink, Inc. Tranche B, (3 month PRIME + 1.750%) 0.000%, 1/31/25(6)	605	583
Digicel International Finance Ltd. Tranche-B, First Lien, (1 month LIBOR + 3.750%) 5.310%, 5/27/24	80	80
Securus Technologies Holdings, Inc.
First Lien, (2 month LIBOR + 4.500%) 6.124%, 11/1/24	695	702
Second Lien, (2 month LIBOR + 8.250%) 9.874%, 11/1/25	390	393
West Corp. Tranche B, (1 month LIBOR + 4.000%) 5.350%, 10/10/24	237	237

		1,995

Utilities—0.5%
APLP Holdings LP, (1 month LIBOR + 3.500%) 5.069%, 4/13/23	559	566
Energy Future Intermediate Holding Co., LLC, (1 month LIBOR + 3.000%) 4.552%, 6/30/18	620	621
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 5.569%, 4/15/24	406	409
Vistra Operations Co., LLC
Tranche C, (1 month LIBOR + 2.500%) 3.834%, 8/4/23	57	57

See Notes to Schedules of Investments

11

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Utilities—(continued)
(1 month LIBOR + 2.750%) 3.951%, 8/4/23	$321		$323

			1,976

TOTAL LOAN AGREEMENTS (Identified Cost $33,337)			33,201

	SHARES
PREFERRED STOCKS—3.0%
Financials—2.6%
Bank of America Corp. Series X, 6.250%	920	(7)	1,017
Citigroup, Inc.
Series P, 5.950%	735	(7)	783
Series T, 6.250%	1,010	(7)	1,114
JPMorgan Chase & Co. Series Z, 5.300%	1,280	(7)	1,327
KeyCorp Series D, 5.000%	1,655	(7)	1,705
M&T Bank Corp. Series F, 5.125%	930	(7)	992
PNC Financial Services Group, Inc. (The)
Series R, 4.850%	965	(7)	984
Series S, 5.000%	775	(7)	819
Zions Bancorp 6.950%	38,525		1,160

			9,901

Industrials—0.4%
General Electric Co. Series D, 5.000%	1,485	(7)	1,530

TOTAL PREFERRED STOCKS (Identified Cost $10,787)			11,431

COMMON STOCKS—0.1%
Consumer Discretionary—0.0%
Mark IV Industries(12)	446		14

Energy—0.0%
Frontera Energy Corp. (12)	3,405		105

Financials—0.1%
VICI Properties, Inc. (12)	12,950		265

Utilities—0.0%
Vistra Energy Corp. (12)	6,252		115

TOTAL COMMON STOCKS (Identified Cost $464)			499

	SHARES	VALUE
AFFILIATED MUTUAL FUND(9)—2.3%
Virtus Newfleet Credit Opportunities Fund Class R6	934,418	$9,045

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $9,341)		9,045

RIGHTS—0.0%
Vistra Energy Corp. (12)	6,252	6

TOTAL RIGHTS (Identified Cost $5)		6

TOTAL LONG TERM INVESTMENTS—99.6% (Identified Cost $384,869)		384,592	(11)

SHORT-TERM INVESTMENT—0.5%
Money Market Mutual Fund(9)—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	1,987,442	1,987

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,987)		1,987

TOTAL INVESTMENTS—100.1% (Identified Cost $386,856)		386,579
Other assets and liabilities, net—(0.1)%		(442)

NET ASSETS—100.0%		$386,137

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of December 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individu al mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $167,929 or 43.5% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	No contractual maturity date.
(5)	Interest payments may be deferred.

See Notes to Schedules of Investments

12

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

(6)	This loan will settle after December 31, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Value shown as par value.
(8)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(9)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(10)	Amount is less than $500.
(11)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(12)	Non-income producing.
(13)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(14)	100% of the income received was in cash.
(15)	Security in default, interest payments are being received during the bankruptcy proceedings.
(16)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

13

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	69%
Netherlands	3
Argentina	3
Mexico	3
Canada	3
Colombia	2
Brazil	2
Other	15

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

14

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$23,422	$—	$23,422	$—
Corporate Bonds And Notes	213,810	—	213,810	—	*
Foreign Government Securities	40,933	—	40,933	—
Loan Agreements	33,201	—	33,201	—
Mortgage-Backed Securities	48,236	—	48,236	—
Municipal Bonds	433	—	433	—
U.S. Government Securities	3,576	—	3,576	—
Equity Securities:
Affiliated Mutual Fund	9,045	9,045	—	—
Common Stocks	499	220	265	14
Preferred Stocks	11,431	1,160	10,271	—
Rights	6	—	—	6
Short-Term Investment	1,987	1,987	—	—

Total Investments	$386,579	$12,412	$374,147	$20

*	Amount is less than $500.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.4%
U.S. Treasury Note 1.375%, 1/15/20	$101,020		$99,965

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $100,595)			99,965

MUNICIPAL BONDS—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	4,635		4,179

TOTAL MUNICIPAL BONDS (Identified Cost $4,323)			4,179

FOREIGN GOVERNMENT SECURITIES—6.5%
Argentine Republic
6.875%, 4/22/21	19,945		21,720
5.625%, 1/26/22	10,455		11,030
7.500%, 4/22/26	12,545		14,190
Series NY, 8.280%, 12/31/33	24,360		28,721
Bolivarian Republic of Venezuela
7.000%, 12/1/18(10)	20,999		7,717
RegS, 7.750%, 10/13/19(4)(10)	9,851		2,290
Dominican Republic
144A, 6.600%, 1/28/24(3)	7,115		7,978
144A, 6.875%, 1/29/26(3)	3,300		3,763
Federative Republic of Brazil
12.500%, 1/5/22	62,795	BRL	21,332
Treasury Note Series F, 10.000%, 1/1/23	72,460	BRL	22,111
8.500%, 1/5/24	10,945	BRL	3,324
Treasury Note Series F, 10.000%, 1/1/25	37,510	BRL	11,294
10.250%, 1/10/28	9,945	BRL	3,217
Provincia de Buenos Aires 144A 7.875%, 6/15/27(3)	5,000		5,562
Provincia de Buenos Aires Argentina
144A, 5.750%, 6/15/19(3)	5,795		6,018
144A, 6.500%, 2/15/23(3)	18,460		19,878
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	19,808
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	21,072,000	COP	7,463
4.375%, 3/21/23	33,056,000	COP	10,469
9.850%, 6/28/27	24,145,000	COP	10,106
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	18,640		17,988

	PAR VALUE		VALUE
Republic of Indonesia
144A, 5.875%, 1/15/24(3)	$9,500		$10,802
Series FR70, 8.375%, 3/15/24	177,598,000	IDR	14,554
Series FR56, 8.375%, 9/15/26	258,591,000	IDR	21,592
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	6,495		7,232
Republic of South Africa
Series R208, 6.750%, 3/31/21	146,750	ZAR	11,586
5.875%, 5/30/22	9,500		10,374
4.665%, 1/17/24	29,080		29,737
Republic of Turkey 5.625%, 3/30/21	39,640		41,725
Russian Federation
144A, 7.850%, 3/10/18(3)	410,000	RUB	7,114
Series 6216, 6.700%, 5/15/19	1,682,000	RUB	29,195
Series 6215, 7.000%, 8/16/23	1,030,690	RUB	17,886
Sultanate of Oman
144A, 3.625%, 6/15/21(3)	9,610		9,610
144A, 4.750%, 6/15/26(3)	5,295		5,139
United Mexican States Series M 6.500%, 6/9/22	250,769	MXN	12,208

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $492,894)			484,733

MORTGAGE-BACKED SECURITIES—21.3%
Agency—4.6%
FNMA
4.500%, 4/1/18	9		9
5.000%, 10/1/19	61		63
5.500%, 2/1/20	14		14
5.500%, 3/1/20	11		11
5.500%, 3/1/20	37		37
5.500%, 3/1/20	11		11
5.500%, 3/1/20	5		5
5.500%, 4/1/20	66		67
5.000%, 6/1/20	140		143
4.000%, 8/1/25	5,443		5,645
3.000%, 6/1/27	648		662
3.000%, 10/1/30	19,128		19,529
3.000%, 10/1/30	28,368		28,963
2.500%, 2/1/31	32,199		32,180
3.000%, 2/1/31	12,135		12,370
6.000%, 12/1/32	28		31
5.500%, 2/1/33	37		41

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
5.500%, 5/1/34	$186	$206
6.000%, 8/1/34	152	173
5.500%, 11/1/34	142	155
5.500%, 11/1/34	131	144
6.000%, 11/1/34	135	151
5.500%, 12/1/34	42	46
5.500%, 1/1/35	201	223
6.000%, 7/1/37	16	18
6.000%, 4/1/38	104	117
5.000%, 12/1/39	3,401	3,712
4.500%, 4/1/40	4,988	5,342
5.000%, 8/1/40	5,565	5,991
4.000%, 10/1/40	116	122
4.000%, 3/1/41	3,973	4,175
4.500%, 5/1/41	3,574	3,831
3.500%, 4/1/42	7,628	7,881
4.000%, 10/1/44	18,452	19,326
3.500%, 1/1/46	9,287	9,546
4.000%, 1/1/46	11,689	12,234
3.500%, 6/1/46	18,467	18,981
3.500%, 12/1/46	16,286	16,739
3.500%, 1/1/47	21,505	22,104
4.000%, 4/1/47	7,298	7,642
3.500%, 7/1/47	29,001	29,809
3.500%, 7/1/47	8,614	8,854
4.000%, 7/1/47	34,219	35,833
4.000%, 8/1/47	28,116	29,444
GNMA
6.500%, 11/15/31	18	20
6.500%, 2/15/32	10	12

		342,612

Non-Agency—16.7%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(3)	12,004	11,975
Adjustable Rate Mortgage Trust 2005-1, 3A1 3.335%, 5/25/35(2)	2,579	2,602
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(3)	11,601	11,872
Ameriquest Mortgage Securities, Inc.
2003-10, AF6, 5.210%, 11/25/33(2)	360	370

	PAR VALUE	VALUE
Non-Agency—(continued)
2003-10, AV1, (1 month LIBOR + 0.760%) 2.312%, 12/25/33(2)	$3,672	$3,651
AMSR Trust
2016-SFR1, A 144A, (1 month LIBOR + 1.400%) 2.891%, 11/17/33(2)(3)	4,170	4,195
2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 3.741%, 11/17/33(2)(3)	3,495	3,540
2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 3.891%, 11/17/33(2)(3)	425	429
Angel Oak Mortgage Trust LLC
2017-1, A3 144A, 3.644%, 1/25/47(2)(3)	1,275	1,280
2017-3, A1 144A, 2.708%, 11/25/47(2)(3)	8,613	8,599
Asset Backed Funding Certificates 2005-AQ1, A6 4.780%, 1/25/35(2)	960	986
Aventura Mall Trust 2013-AVM, A 144A 3.743%, 12/5/32(2)(3)	10,350	10,664
Banc of America Funding Trust
2004-4, 3A1, 4.750%, 10/25/19	546	491
2004-B, 2A1, 3.776%, 11/20/34(2)	663	668
2004-D, 5A1, 3.626%, 1/25/35(2)	3,418	3,227
2005-1, 1A1, 5.500%, 2/25/35	365	365
2006-2, 3A1, 6.000%, 3/25/36	1,651	1,671
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	994	1,008
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 5.042%, 7/25/35(2)	8,550	8,810
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	17,207	17,715
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates Trust 2004-10, AF6 4.485%, 12/25/34(2)	121	124
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust
2004-6, 1A2, 3.572%, 5/25/34(2)	996	993
2004-4, A6, 5.500%, 5/25/34	527	530
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(3)	12,400	12,533
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 3.270%, 8/25/34(2)	1,218	1,240
Bayview Commercial Asset Trust

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2006-2A, A2 144A, (1 month LIBOR + 0.280%) 1.832%, 7/25/36(2)(3)	$5,474	$5,296
2008-1, A3 144A, (1 month LIBOR + 1.500%) 3.052%, 1/25/38(2)(3)	5,756	5,759
Bayview Financial Acquisition Trust
2007-A, 1A2, 6.205%, 5/28/37(2)	3,768	3,878
2006-A, 1A4, 6.087%, 2/28/41(2)	4,654	4,956
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(2)(3)	9,552	9,737
Bayview Opportunity Master Fund IIIa Trust
2017-RN7, A1 144A, 3.105%, 9/28/32(2)(3)	8,381	8,364
2017-RN8, A1 144A, 3.352%, 11/28/32(2)(3)	10,000	9,980
Bayview Opportunity Master Fund IIIb Trust 2017-RN2, A1 144A 3.475%, 4/28/32(2)(3)	3,350	3,358
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	7,758	8,014
2017-RT1, A1 144A, 3.000%, 3/28/57(2)(3)	4,498	4,499
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	5,910	6,215
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	7,957	8,140
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	5,532	5,713
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	2,000	2,090
2017-SPL4, A 144A, 3.500%, 1/28/55(2)(3)	3,315	3,360
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	12,170	12,499
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(3)	3,655	3,585
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2, 6.750%, 8/25/34	9,045	9,726
2014-A, A 144A, 4.000%, 1/25/35(2)(3)	7,241	7,538
2015-PS1, A1 144A, 3.750%, 9/25/42(2)(3)	6,431	6,550
2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	2,987	3,023
Cold Storage Trust 2017-ICE3, A 144A , (1 month LIBOR + 1.000%) 2.477%, 4/15/36(2)(3)	21,345	21,398
Colony American Finance Ltd. 2015-1, A 144A 2.896%, 10/15/47(3)	8,571	8,591
Colony Multi-Family Mortgage Trust 2014-1, A 144A 2.543%, 4/20/50(3)	2,999	2,982
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 3.627%, 12/17/33(2)(3)	18,880	18,901
COLT Mortgage Loan Trust Funding LLC

	PAR VALUE	VALUE
Non-Agency—(continued)
2016-1, A1 144A, 3.000%, 5/25/46(3)	$2,322	$2,355
2016-2, A1 144A, 2.750%, 9/25/46(2)(3)	5,614	5,687
2016-3, A1 144A, 2.800%, 12/26/46(2)(3)	3,199	3,198
2017-1, A3 144A, 3.074%, 5/27/47(2)(3)	1,201	1,201
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(2)(3)	4,080	4,467
Commercial Mortgage Trust 2014-277P, A 144A 3.611%, 8/10/49(2)(3)	8,705	9,031
Credit Suisse Commercial Mortgage Trust 2014-IVR2, A2 144A 3.807%, 4/25/44(2)(3)	8,621	8,852
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3, 5.250%, 11/25/33	984	996
2003-AR30, 5A1, 3.475%, 1/25/34(2)	4,577	4,693
2004-8, 7A1, 6.000%, 12/25/34	4,623	4,845
Credit Suisse Mortgage Capital Trust
2016-BDWN, A 144A, (1 month LIBOR + 2.900%) 4.377%, 2/15/29(2)(3)	2,975	2,988
2013-HYB1, A16 144A, 3.006%, 4/25/43(2)(3)	3,964	3,985
Credit Suisse Mortgage Trust 2017-FHA1, A1 144A 3.250%, 4/25/47(2)(3)	12,727	12,870
Deephaven Residential Mortgage Trust
2017-1A, A1 144A, 2.725%, 12/26/46(2)(3)	5,733	5,703
2017-1A, A2 144A, 2.928%, 12/26/46(2)(3)	1,453	1,446
2017-2A, A1 144A, 2.453%, 6/25/47(2)(3)	5,089	5,032
2017-2A, A2 144A, 2.606%, 6/25/47(2)(3)	2,297	2,271
2017-3A, A3 144A, 2.813%, 10/25/47(2)(3)	5,628	5,627
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	16,875	16,988
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(2)(3)	18,560	18,733
GMAC Mortgage Corp. Loan Trust
2004-AR1, 12A, 3.979%, 6/25/34(2)	3,780	3,825
2005-AR1, 5A, 3.617%, 3/18/35(2)	1,272	1,214
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	8,176	8,429
GSAA Home Equity Trust
2005-1, AF4, 5.619%, 11/25/34(2)	277	282
2005-12, AF3W, 4.999%, 9/25/35(2)	3,341	3,377
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	22,020	21,916
Home Equity Loan Trust

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2006-HI1, M1, 6.510%, 2/25/36(2)	$1,088	$1,093
2007-HSA3, AI4, 6.110%, 6/25/37(2)	6,414	6,427
Hospitality Mortgage Trust 2017-HIT, B 144A , (1 month LIBOR + 1.180%) 2.424%, 5/8/30(2)(3)	12,255	12,255
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,933	1,929
Jefferies Resecuritization Trust
2014-R1, 1A1 144A, 4.000%, 12/27/37(3)	1,504	1,501
2014-R1, 2A1 144A, 4.000%, 12/27/37(3)	307	305
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
2004-10, 14A1, 3.710%, 1/25/35(2)	941	933
2004-10, 21A1, 3.774%, 1/25/35(2)	6,223	6,270
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2004-CB1, 5A, 5.000%, 6/25/19	303	305
2003-AR6, A1, 3.227%, 6/25/33(2)	548	552
2003-AR4, 2A1, 3.045%, 8/25/33(2)	163	161
2004-CB1, 2A, 5.000%, 6/25/34	1,872	1,899
JPMorgan Chase Commercial Mortgage Securities Trust
2010-CNTR, A2 144A, 4.311%, 8/5/32(3)	5,478	5,611
2015-SGP, B 144A, (1 month LIBOR + 2.750%) 4.227%, 7/15/36(2)(3)	13,925	14,038
2011-C4, A3 144A, 4.106%, 7/15/46(3)	1,808	1,814
2006-LDP9, AM, 5.372%, 5/15/47	12,270	12,280
2014-C22, A4, 3.801%, 9/15/47	16,998	17,810
2007-LDPX, AM, 5.464%, 1/15/49(2)	6,592	6,610
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A, 3.500%, 6/25/29(2)(3)	8,317	8,487
2014-5, B1 144A, 3.000%, 10/25/29(2)(3)	2,875	2,809
2014-5, B2 144A, 3.000%, 10/25/29(2)(3)	1,353	1,315
2006-A2, 4A1, 3.726%, 8/25/34(2)	1,102	1,113
2004-A4, 2A1, 3.492%, 9/25/34(2)	4,231	4,290
2005-A1, 4A1, 3.829%, 2/25/35(2)	517	524
2005-A2, 4A1, 3.245%, 4/25/35(2)	819	813
2005-A4, 3A1, 3.408%, 7/25/35(2)	2,672	2,716
2006-A6, 3A3L, 3.463%, 10/25/36(2)	1,072	947
2015-1, AM1 144A, 2.605%, 12/25/44(2)(3)	12,581	12,589
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	13,846	14,020
2015-5, A2 144A, 2.864%, 5/25/45(2)(3)	12,036	12,052
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	14,329	14,486

	PAR VALUE	VALUE
Non-Agency—(continued)
2011-C4, A4 144A, 4.388%, 7/15/46(3)	$5,175	$5,435
2017-3, 2A2 144A, 2.500%, 8/25/47(2)(3)	10,314	10,213
2017-5, A1 144A, 3.188%, 10/25/48(2)(3)	42,289	42,638
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	13,730	13,907
Loandepot Station Place Agency Securitization Trust 2017-LD1, C 144A , (1 month LIBOR + 1.300%) 2.852%, 11/25/50(2)(3)	16,025	16,025
MASTR Adjustable Rate Mortgages Trust 2004-12, 3A1 3.720%, 11/25/34(2)	164	163
MASTR Alternative Loan Trust
2004-7, 4A1, 4.500%, 7/25/19	743	746
2003-8, 2A1, 5.750%, 11/25/33	3,938	4,064
2004-4, 6A1, 5.500%, 4/25/34	2,238	2,316
2004-7, 9A1, 6.000%, 8/25/34	10,852	11,193
2005-2, 2A1, 6.000%, 1/25/35	2,656	2,742
2005-2, 1A1, 6.500%, 3/25/35	8,052	8,273
MASTR Asset Securitization Trust 2005-1, 1A1 5.000%, 5/25/20	292	295
MetLife Securitization Trust 2017-1A, M1 144A 3.601%, 4/25/55(2)(3)	7,930	8,192
Mill City Mortgage Trust
2015-1, A3 144A, 3.000%, 6/25/56(2)(3)	11,900	11,831
2016-1, A1 144A, 2.500%, 4/25/57(2)(3)	3,031	3,012
2017-1, A1 144A, 2.750%, 11/25/58(2)(3)	9,232	9,227
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,829
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(3)	14,805	14,555
Morgan Stanley Capital I Trust 2017-CLS, A 144A, (1 month LIBOR + 0.700%) 1.950%, 11/15/34(2)(3)	8,400	8,407
2008-T29, AM, 6.313%, 1/11/43(2)	105	105
Morgan Stanley Mortgage Loan Trust
2004-2AR, 3A, 3.291%, 2/25/34(2)	878	883
2004-2AR, 4A, 3.588%, 2/25/34(2)	629	638
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.962%, 6/25/44(2)(3)	4,159	4,156
Motel 6 Trust 2017-MTL6, A 144A, (1 month LIBOR + 0.920%) 2.397%, 8/15/34(2)(3)	17,720	17,759
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	1,154	1,192
New Residential Mortgage Loan Trust

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2016-2A, A1 144A, 3.750%, 11/26/35(2)(3)	$14,686	$15,012
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	13,106	13,364
2014-2A, A3 144A, 3.750%, 5/25/54(2)(3)	1,183	1,200
2014-3A, AFX3 144A, 3.750%, 11/25/54(2)(3)	10,232	10,452
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	8,087	8,282
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	6,750	6,866
2016-3A, A1 144A, 3.750%, 9/25/56(2)(3)	7,424	7,581
2016-4A, A1 144A, 3.750%, 11/25/56(2)(3)	5,328	5,444
2017-2A, A3 144A, 4.000%, 3/25/57(2)(3)	9,644	9,967
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.277%, 3/25/35(2)	3,443	3,452
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(2)(3)	12,784	12,767
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	10,700	11,015
Pretium Mortgage Credit Partners I LLC
2017-NPL3, A1 144A, 3.250%, 6/29/32(2)(3)	3,749	3,746
2017-NPL5, A1 144A, 3.327%, 12/30/32(2)(3)	8,838	8,815
2017-NPL2, A1 144A, 3.250%, 3/28/57(2)(3)	13,151	13,162
Progress Residential Trust 2017-SFR1, B 144A 3.017%, 8/17/34(3)	4,000	3,947
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(2)(3)	17,719	17,730
Residential Asset Mortgage Products Trust
2004-SL2, A3, 7.000%, 10/25/31	1,284	1,335
2004-SL1, A8, 6.500%, 11/25/31	1,532	1,611
2005-SL2, A4, 7.500%, 2/25/32	1,515	1,418
2004-SL4, A3, 6.500%, 7/25/32	647	652
Residential Asset Securitization Trust
2003-A11, A9, 5.750%, 11/25/33	1,981	2,011
2004-A1, A5, 5.500%, 4/25/34	9,731	9,788
Residential Funding Mortgage Securities I, Inc. 2006-S12, 1A1 5.500%, 12/25/21	458	463
Seasoned Credit Risk Transfer Trust Series 2016-1, M1 144A 3.000%, 9/25/55(2)(3)	6,500	6,288
Sequoia Mortgage Trust
2013-8, B1, 3.534%, 6/25/43(2)	6,529	6,513
2017-CH1, A2 144A, 3.500%, 10/25/47(2)(3)	5,160	5,201
Starwood Waypoint Homes Trust 2017-1, A 144A , (1 month LIBOR + 0.950%) 2.441%, 1/17/35(2)(3)	13,765	13,830
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A4, 3.542%, 4/25/34(2)	1,489	1,499

	PAR VALUE	VALUE
Non-Agency—(continued)
2004-4, 3A2, 3.542%, 4/25/34(2)	$1,930	$1,954
2004-4, 3A1, 3.542%, 4/25/34(2)	437	438
2004-14, 7A, 3.428%, 10/25/34(2)	7,367	7,379
Structured Asset Securities Corp. Assistance Loan Trust 2003-AL1, A 144A 3.357%, 4/25/31(3)	5,308	5,254
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates
2003-33H, 1A1, 5.500%, 10/25/33	2,776	2,825
2003-34A, 6A, 3.670%, 11/25/33(2)	2,054	2,038
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(2)(3)	9,473	9,480
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	11,184	11,272
2015-3, A1B 144A, 3.000%, 3/25/54(2)(3)	3,467	3,481
2016-1, A1B 144A, 2.750%, 2/25/55(2)(3)	5,660	5,661
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	11,010	11,432
2015-5, A1B 144A, 2.750%, 5/25/55(2)(3)	5,244	5,245
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	3,901	4,008
2016-2, A1 144A, 3.000%, 8/25/55(2)(3)	6,222	6,265
2016-3, A1 144A, 2.250%, 4/25/56(2)(3)	5,112	5,062
2016-4, A1 144A, 2.250%, 7/25/56(2)(3)	4,736	4,697
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	3,665	3,730
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	22,328	22,703
Tricon American Homes Trust
2016-SFR1, C 144A, 3.487%, 11/17/33(3)	4,640	4,633
2017-SFR1, A 144A, 2.716%, 9/17/34(3)	3,595	3,550
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(2)(3)	3,110	3,108
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(2)(3)	12,468	12,522
Vericrest Opportunity Loan Trust LVIII LLC 2017-NPL5, A1 144A 3.375%, 5/28/47(2)(3)	2,300	2,303
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 4/25/59(2)(3)	8,671	8,686
Vericrest Opportunity Loan Trust LXII LLC 2017-NPL9, A1 144A 3.125%, 9/25/47(2)(3)	9,338	9,333
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A 3.000%, 10/25/47(2)(3)	1,000	998
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(2)(3)	10,209	10,204
Verus Securitization Trust 2017-1A, A1 144A, 2.853%, 1/25/47(2)(3)	6,085	6,103

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2017-2A, A1 144A, 2.485%, 7/25/47(2)(3)	$17,748	$17,755
VSD 2017-PLT1, A 3.600%, 12/25/43	6,226	6,223
Wells Fargo Mortgage Backed Securities Trust
2003-G, A1, 3.365%, 6/25/33(2)	846	854
2003-J, 5A1, 3.490%, 10/25/33(2)	270	275
2004-4, A9, 5.500%, 5/25/34	1,299	1,324
2004-U, A1, 3.602%, 10/25/34(2)	713	717
2004-Z, 2A1, 3.744%, 12/25/34(2)	3,299	3,356
2004-CC, A1, 3.661%, 1/25/35(2)	1,479	1,506
2005-12, 1A1, 5.500%, 11/25/35	2,404	2,446
2005-14, 2A1, 5.500%, 12/25/35	1,618	1,658
2007-16, 1A1, 6.000%, 12/28/37	1,420	1,479

		1,236,819

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,573,145)		1,579,431

ASSET-BACKED SECURITIES—21.7%
Auto Floor Plan—0.2%
Nextgear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(3)	12,410	12,371

Automobiles—13.0%
American Credit Acceptance Receivables Trust
2017-3, B 144A, 2.250%, 1/11/21(3)	8,000	7,971
2016-1A, B 144A, 4.240%, 6/13/22(3)	6,269	6,308
2017-1, C 144A, 2.880%, 3/13/23(3)	9,000	8,985
2017-2, C 144A, 2.860%, 6/12/23(3)	6,705	6,702
AmeriCredit Automobile Receivables Trust
2014-2, C, 2.180%, 6/8/20	19,450	19,461
2014-1, D, 2.540%, 6/8/20	22,955	23,018
2015-3, C, 2.730%, 3/8/21	9,730	9,781
2016-4, C, 2.410%, 7/8/22	18,468	18,349
2017-1, C, 2.710%, 8/18/22	10,360	10,350
2017-2, C, 2.970%, 3/20/23	7,840	7,880
2017-3, D, 3.180%, 7/18/23	14,385	14,412
Avis Budget Rental Car Funding LLC
(AESOP) 2012-3A, A 144A, 2.100%, 3/20/19(3)	11,543	11,543
(AESOP) 2013-2A, A 144A, 2.970%, 2/20/20(3)	6,350	6,392
(AESOP) 2015-2A, A 144A, 2.630%, 12/20/21(3)	22,315	22,271
(AESOP) 2016-1A, A 144A, 2.990%, 6/20/22(3)	27,000	27,165
California Republic Auto Receivables Trust 2014-2, B, 2.340%, 4/15/20	7,090	7,101

	PAR VALUE	VALUE
Automobiles—(continued)
2015-3, B, 2.700%, 9/15/21	$3,705	$3,706
2016-1, B, 3.430%, 2/15/22	4,615	4,659
2017-1, B, 2.910%, 12/15/22	7,000	6,940
Capital Auto Receivables Asset Trust
2015-2, C, 2.670%, 8/20/20	7,250	7,286
2016-3, C, 2.350%, 9/20/21	8,935	8,920
2017-1, C 144A, 2.700%, 9/20/22(3)	3,630	3,622
2017-1, D 144A, 3.150%, 2/20/25(3)	1,980	1,969
CarFinance Capital Auto Trust
2014-1A, B 144A, 2.720%, 4/15/20(3)	908	909
2014-2A, B 144A, 2.640%, 11/16/20(3)	3,455	3,453
2014-2A, C 144A, 3.240%, 11/16/20(3)	2,765	2,759
2015-1A, B 144A, 2.910%, 6/15/21(3)	6,000	6,016
CarMax Auto Owner Trust
2014-2, B, 1.880%, 11/15/19	1,000	1,000
2015-2, C, 2.390%, 3/15/21	2,275	2,278
2017-1, B, 2.540%, 9/15/22	5,025	5,030
Carnow Auto Receivables Trust
2016-1A, D 144A, 7.340%, 11/15/21(3)	4,460	4,492
2017-1A, A 144A, 2.920%, 9/15/22(3)	6,840	6,831
Centre Point Funding LLC
2012-2A, 1 144A 2.610%, 8/20/21(3)	2,882	2,873
Chrysler Capital Auto Receivables Trust
2015-BA, D 144A, 4.170%, 1/16/23(3)	8,400	8,553
2016-BA, D 144A, 3.510%, 9/15/23(3)	2,150	2,126
CPS Auto Receivables Trust
2016-C, B 144A, 2.480%, 9/15/20(3)	3,000	3,001
2016-B, B 144A, 3.180%, 9/15/20(3)	4,500	4,533
2017-C, B 144A, 2.300%, 7/15/21(3)	6,610	6,582
2016-A, C 144A, 3.800%, 12/15/21(3)	6,500	6,595
CPS Auto Trust 2017-D, B 144A 2.430%, 1/18/22(3)	6,400	6,376
Drive Auto Receivables Trust
2016-AA, B 144A, 3.170%, 5/15/20(3)	523	524
2017-1, B, 2.360%, 3/15/21	14,640	14,653
2017-BA, C 144A, 2.610%, 8/16/21(3)	8,750	8,761
2016-CA, C 144A, 3.020%, 11/15/21(3)	6,280	6,327
2017-AA, C 144A, 2.980%, 1/18/22(3)	15,410	15,513
2017-3, C, 2.800%, 7/15/22	7,235	7,238
2015-AA, D 144A, 4.120%, 7/15/22(3)	13,120	13,327
2017-2, C, 2.750%, 9/15/23	4,030	4,036
DT Auto Owner Trust

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—(continued)
2016-1A, B 144A, 2.790%, 5/15/20(3)	$143	$143
2014-3A, C 144A, 3.040%, 9/15/20(3)	221	221
2015-1A, C 144A, 2.870%, 11/16/20(3)	514	515
2015-3A, C 144A, 3.250%, 7/15/21(3)	1,888	1,893
2016-2A, C 144A, 3.670%, 1/18/22(3)	8,555	8,608
2016-3A, C 144A, 3.150%, 3/15/22(3)	8,485	8,512
2016-4A, C 144A, 2.740%, 10/17/22(3)	21,875	21,853
2017-1A, D 144A, 3.550%, 11/15/22(3)	10,000	9,995
2017-2A, D 144A, 3.890%, 1/15/23(3)	10,070	10,138
2017-3A, C 144A, 3.010%, 5/15/23(3)	10,560	10,576
DT Auto Owner Trust 2017-4 2017-4A, C 144A 2.860%, 7/17/23(3)	20,000	20,003
Exeter Automobile Receivables Trust
2014-1A, C 144A, 3.570%, 7/15/19(3)	2,773	2,778
2014-2A, C 144A, 3.260%, 12/16/19(3)	8,802	8,834
2015-1A, C 144A, 4.100%, 12/15/20(3)	19,850	20,096
2015-2A, C 144A, 3.900%, 3/15/21(3)	24,230	24,528
2014-3A, D 144A, 5.690%, 4/15/21(3)	23,980	24,598
2016-3A, B 144A, 2.840%, 8/16/21(3)	8,475	8,464
2017-1A, B 144A, 3.000%, 12/15/21(3)	13,250	13,277
2017-2A, B 144A, 2.820%, 5/16/22(3)	18,780	18,725
2017-3A, B 144A, 2.810%, 9/15/22(3)	14,185	14,085
First Investors Auto Owner Trust
2015-1A, C 144A, 2.710%, 6/15/21(3)	5,000	4,993
2017-2A, B 144A, 2.650%, 11/15/22(3)	2,160	2,157
Flagship Credit Auto Trust
2016-1, A 144A, 2.770%, 12/15/20(3)	2,112	2,120
2014-2, D 144A, 5.210%, 2/15/21(3)	11,010	11,311
2015-1, D 144A, 5.260%, 7/15/21(3)	3,565	3,669
2015-2, C 144A, 4.080%, 12/15/21(3)	6,495	6,641
2016-2, B 144A, 3.840%, 9/15/22(3)	4,175	4,258
2016-3, D 144A, 3.890%, 11/15/22(3)	4,990	5,035
2017-1, C 144A, 3.220%, 5/15/23(3)	7,500	7,547
2017-3, C 144A, 2.910%, 9/15/23(3)	5,750	5,733
Foursight Capital Automobile Receivables Trust
2016-1, A2 144A, 2.870%, 10/15/21(3)	4,471	4,474
2017-1, B 144A, 3.050%, 12/15/22(3)	8,965	8,900
2017-1, C 144A, 3.470%, 12/15/22(3)	4,458	4,431
GLS Auto Receivables Trust
2016-1A, B 144A, 4.390%, 1/15/21(3)	10,500	10,649
2017-1A, B 144A, 2.980%, 12/15/21(3)	15,005	14,956
2017-1A, C 144A, 3.500%, 7/15/22(3)	11,090	11,061

	PAR VALUE	VALUE
Automobiles—(continued)
GM Financial Consumer Automobile Receivables Trust 2017-1A, B 144A 2.300%, 6/16/23(3)	$4,185	$4,154
Hertz Vehicle Financing II Lp 2016-4A, A 144A 2.650%, 7/25/22(3)	10,000	9,816
Hertz Vehicle Financing LLC
2015-2A, A 144A, 2.020%, 9/25/19(3)	4,845	4,834
2016-1A, A 144A, 2.320%, 3/25/20(3)	8,800	8,770
2015-1A, A 144A, 2.730%, 3/25/21(3)	28,000	28,077
2015-3A, A 144A, 2.670%, 9/25/21(3)	25,000	24,745
Hyundai Auto Receivables Trust
2014-B, D, 2.510%, 12/15/20	9,675	9,707
2015-A, D, 2.730%, 6/15/21	8,950	8,996
2017-B, B, 2.230%, 2/15/23	4,240	4,186
OneMain Direct Auto Receivables Trust
2016-1A, B 144A, 2.760%, 5/15/21(3)	5,000	5,013
2017-2A, C 144A, 2.820%, 7/15/24(3)	6,220	6,204
Prestige Auto Receivables Trust
2014-1A, C 144A, 2.390%, 5/15/20(3)	7,000	7,011
2017-1A, C 144A, 2.810%, 1/17/23(3)	8,355	8,312
Santander Drive Auto Receivables Trust
2014-3, C, 2.130%, 8/17/20	3,446	3,447
2016-2, B, 2.080%, 2/16/21	8,250	8,252
2017-1, C, 2.580%, 5/16/22	9,830	9,800
2017-2, C, 2.790%, 8/15/22	3,795	3,806
2017-3, C, 2.760%, 12/15/22	4,510	4,512
2017-2, D, 3.490%, 7/17/23	9,960	10,059
TCF Auto Receivables Owner Trust
2014-1A, B 144A, 2.330%, 5/15/20(3)	1,733	1,734
2014-1A, C 144A, 3.120%, 4/15/21(3)	2,035	2,038
2016-PT1A, C 144A, 3.210%, 1/17/23(3)	10,900	10,795
Tidewater Auto Receivables Trust
2014-AA, C 144A, 2.560%, 8/15/19(3)	331	331
2016-AA, B 144A, 3.130%, 3/15/20(3)	5,628	5,633
United Auto Credit Securitization Trust 2016-2, C 144A 2.480%, 3/10/20(3)	9,425	9,424
Westlake Automobile Receivables Trust
2015-1A, C 144A, 2.290%, 11/16/20(3)	1,024	1,024
2016-2A, C 144A, 2.830%, 5/17/21(3)	3,190	3,200
2015-3A, D 144A, 4.400%, 5/17/21(3)	10,000	10,086
2017-1A, B 144A, 2.300%, 10/17/22(3)	10,000	9,990
2017-2A, C 144A, 2.590%, 12/15/22(3)	16,230	16,114

		964,424

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Home Equity Loans—0.0%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	$1,062	$1,051

Manufactured Housing—0.0%
Associates Manufactured Housing Pass-Through Certificates 1996-1, B1 8.000%, 3/15/27(2)	477	485

Other—7.6%
Ajax Mortgage Loan Trust 2017-B, A 144A 3.163%, 9/25/56(2)(3)	10,650	10,633
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	15,108	15,040
Ascentium Equipment Receivables Trust 2017-1A, B 144A 2.850%, 10/10/21(3)	7,764	7,696
BCC Funding XIII LLC 2016-1, D 144A 4.780%, 8/20/22(3)	5,392	5,296
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(3)	9,569	9,506
BXG Receivables Note Trust
2012-A, A 144A, 2.660%, 12/2/27(3)	2,032	2,006
2013-A, A 144A, 3.010%, 12/4/28(3)	4,515	4,504
2015-A, A 144A, 2.880%, 5/2/30(3)	4,072	4,057
2017-A, A 144A, 2.950%, 10/4/32(3)	8,753	8,692
Citi Held For Asset Issuance 2015-PM3, B 144A 4.310%, 5/16/22(3)	9,814	9,852
CKE Restaurant Holdings, Inc. 2013-1A, A2 144A 4.474%, 3/20/43(3)	21,567	21,609
CLUB Credit Trust
2017-NP1, A 144A, 2.390%, 4/17/23(3)	775	775
2017-NP1, B 144A, 3.170%, 4/17/23(3)	5,500	5,508
2017-P1, B 144A, 3.560%, 9/15/23(3)	4,565	4,576
2017-P2, A 144A, 2.610%, 1/15/24(3)	10,000	10,000
Conn Funding II LP 2017-B, B 144A 4.520%, 11/15/20(3)	8,550	8,550
Consumer Installment Loan Trust 2016-LD1, A 144A 3.960%, 7/15/22(3)	1,480	1,483
Corevest American Finance Trust 2017-1, A 144A 2.968%, 10/15/49(3)	4,789	4,778
DB Master Finance LLC
2015-1A, A2II 144A, 3.980%, 2/20/45(3)	2,772	2,829
2017-1A, A2I 144A, 3.629%, 11/20/47(3)	7,845	7,896
Diamond Resorts Owner Trust

	PAR VALUE	VALUE
Other—(continued)
2014-1, A 144A, 2.540%, 5/20/27(3)	$5,300	$5,268
2017-1A, A 144A, 3.270%, 10/22/29(3)	8,472	8,406
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(3)	9,667	9,644
Drug Royalty III LP 1
2017-1A, A1 144A, (3 month LIBOR + 2.500%) 3.859%, 4/15/27(2)(3)	3,619	3,619
2016-1A, A 144A, 3.979%, 4/15/27(3)	9,125	9,111
Fairway Outdoor Funding LLC 2012-1A, A2 144A 4.212%, 10/15/42(3)	8,530	8,629
Foundation Finance Trust 2017-1A, A 144A, 3.300%, 7/15/33(3)	13,500	13,500
2016-1A, A 144A, 3.960%, 6/15/35(3)	1,950	1,969
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(3)	4,853	4,833
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A 2.360%, 1/20/23(3)	18,010	17,902
Hilton Grand Vacations Trust
2013-A, A 144A, 2.280%, 1/25/26(3)	4,229	4,199
2014-AA, A 144A, 1.770%, 11/25/26(3)	6,219	6,122
2017-AA, A 144A, 2.660%, 12/26/28(3)	6,231	6,186
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	8,770	8,532
Leaf Receivables Funding 12 LLC 2017-1, B 144A 2.650%, 2/15/22(3)	9,145	9,049
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	7,335	7,375
Marriott Vacation Club Owner Trust
2012-1A, A 144A, 2.510%, 5/20/30(3)	7,637	7,608
2010-1A, A 144A, 3.540%, 10/20/32(3)	212	212
2010-1A, B 144A, 4.520%, 10/20/32(3)	413	413
Murray Hill Marketplace Trust 2016-LC1, A 144A 4.190%, 11/25/22(3)	192	192
MVW Owner Trust
2015-1A, B 144A, 2.960%, 12/20/32(3)	956	946
2016-1A, A 144A, 2.250%, 12/20/33(3)	4,705	4,652
2017-1A, A 144A, 2.420%, 12/20/34(3)	3,912	3,877
OneMain Financial Issuance Trust
2015-2A, A 144A, 2.570%, 7/18/25(3)	8,764	8,759
2015-1A, A 144A, 3.190%, 3/18/26(3)	26,301	26,435
2017-1A, A1 144A, 2.370%, 9/14/32(3)	5,500	5,450
Orange Lake Timeshare Trust

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Other—(continued)
2012-AA, A 144A, 3.450%, 3/10/27(3)	$1,786	$1,792
2015-AA, A 144A, 2.880%, 9/8/27(3)	4,327	4,291
2014-AA, A 144A, 2.290%, 7/9/29(3)	1,895	1,871
Prosper Marketplace Issuance Trust
2017-1A, B 144A, 3.650%, 6/15/23(3)	17,008	17,150
2017-2A, B 144A, 3.480%, 9/15/23(3)	11,005	11,030
Sierra Receivables Funding Co., LLC 2017-1A, A 144A 2.910%, 3/20/34(3)	6,054	6,061
Sierra Timeshare Receivables Funding LLC
2013-1A, A 144A, 1.590%, 11/20/29(3)	1,394	1,393
2014-1A, A 144A, 2.070%, 3/20/30(3)	1,253	1,250
2014-2A, A 144A, 2.050%, 6/20/31(2)(3)	1,752	1,748
2016-1A, A 144A, 3.080%, 3/21/33(3)	4,015	4,028
2016-2A, A 144A, 2.330%, 7/20/33(3)	3,813	3,784
Silverleaf Finance LLC
XVII 2013-A, A 144A, 2.680%, 3/16/26(3)	1,165	1,164
XVIII 2014-A, A 144A, 2.810%, 1/15/27(3)	833	831
SoFi Consumer Loan Program LLC
2016-3, A 144A, 3.050%, 12/26/25(3)	11,051	11,108
2017-1, A 144A, 3.280%, 1/26/26(3)	15,461	15,614
2017-3, A 144A, 2.770%, 5/25/26(3)	12,156	12,160
2017-5, A2 144A, 2.780%, 9/25/26(3)	14,080	13,951
2017-6, A2 144A, 2.820%, 11/25/26(3)	12,870	12,859
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(3)	11,590	11,607
SVO VOI Mortgage Corp. 2012-AA, A 144A 2.000%, 9/20/29(3)	5,336	5,290
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	17,478	17,802
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(3)	9,850	9,809
Volvo Financial Equipment LLC 2014-1A, C 144A 1.940%, 11/15/21(3)	6,000	6,000
Volvo Financial Equipment LLC Series 2017-1A, B 144A 2.400%, 1/18/22(3)	3,600	3,571
VSE VOI Mortgage LLC
2016-A, A 144A, 2.540%, 7/20/33(3)	5,173	5,126
2017-A, A 144A, 2.330%, 3/20/35(3)	9,887	9,747
Welk Resorts LLC
2013-AA, A 144A, 3.100%, 3/15/29(3)	2,081	2,080
2015-AA, A 144A, 2.790%, 6/16/31(3)	4,072	4,052
2017-AA, A 144A, 2.820%, 6/15/33(3)	3,216	3,198

	PAR VALUE	VALUE
Other—(continued)
Wendy’s Funding LLC
2015-1A, A2I 144A, 3.371%, 6/15/45(3)	$10,962	$10,991
2015-1A, A2II 144A, 4.080%, 6/15/45(3)	9,377	9,599
2018-1A, A2I 144A, 3.573%, 3/15/48(3)	9,475	9,472
Westgate Resorts LLC 2016-1A, A 144A 3.500%, 12/20/28(3)	6,587	6,624

		565,227

Student Loans—0.9%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(3)	8,366	8,321
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(3)	2,607	2,612
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	5,370	5,342
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(3)	6,745	6,709
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(3)	3,150	3,122
SLM Private Education Loan Trust
2013-B, A2A 144A, 1.850%, 6/17/30(3)	3,843	3,828
2013-C, A2A 144A, 2.940%, 10/15/31(3)	3,270	3,291
SoFi Professional Loan Program LLC
2014-B, A2 144A, 2.550%, 8/27/29(3)	555	555
2015-A, A2 144A, 2.420%, 3/25/30(3)	2,324	2,324
2016-A, A2 144A, 2.760%, 12/26/36(3)	1,456	1,454
2017-A, A2B 144A, 2.400%, 3/26/40(3)	10,000	9,843
2017-B, A1FX 144A, 1.830%, 5/25/40(3)	7,077	7,058
2017-C, A2A 144A, 1.750%, 7/25/40(3)	5,905	5,881
2017-E, A2B 144A, 2.720%, 11/26/40(3)	4,135	4,114

		64,454

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,606,892)		1,608,012

CORPORATE BONDS AND NOTES—35.5%
Consumer Discretionary—2.2%
Alibaba Group Holding Ltd. 2.500%, 11/28/19	6,600	6,618
Aptiv plc 3.150%, 11/19/20	15,000	15,231
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	7,910	7,752
Delphi Corp. 4.150%, 3/15/24	3,665	3,870
Discovery Communications LLC

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
2.200%, 9/20/19	$7,185	$7,151
2.950%, 3/20/23	10,295	10,187
DISH DBS Corp. 5.875%, 7/15/22	7,150	7,186
General Motors Financial Co., Inc.
3.500%, 7/10/19	9,715	9,861
4.200%, 3/1/21	7,300	7,591
Horton (D.R.), Inc. 4.750%, 2/15/23	10,550	11,267
International Game Technology plc 144A 6.250%, 2/15/22(3)	5,190	5,592
Lennar Corp. 144A 2.950%, 11/29/20(3)	17,355	17,225
Newell Brands, Inc. 3.150%, 4/1/21	6,553	6,626
Scientific Games International, Inc.
144A, 7.000%, 1/1/22(3)	8,970	9,452
144A, 5.000%, 10/15/25(3)	7,150	7,168
SFR Group S.A.
144A, 6.000%, 5/15/22(3)	4,580	4,637
144A, 7.375%, 5/1/26(3)	7,075	7,287
TRI Pointe Group, Inc.
4.875%, 7/1/21	3,740	3,880
5.875%, 6/15/24	10,130	10,814
Wyndham Worldwide Corp. 4.150%, 4/1/24	915	919

		160,314

Consumer Staples—0.8%
BAT Capital Corp.	7,230	7,190
144A, 2.297%, 8/14/20(3)
144A, 2.764%, 8/15/22(3)	14,195	14,116
144A, 3.222%, 8/15/24(3)	7,160	7,158
ESAL GmbH 144A 6.250%, 2/5/23(3)	8,600	8,170
Kraft Heinz Foods Co. (The) 3.500%, 7/15/22	4,543	4,646
MARB BondCo plc 144A 7.000%, 3/15/24(3)	18,700	18,770

		60,050

Energy—6.8%
Afren plc 144A 11.500%, 2/1/20(3)(9)(15)	4,674	4
Anadarko Finance Co. Series B 7.500%, 5/1/31	3,000	3,849
Anadarko Petroleum Corp.
4.850%, 3/15/21	3,845	4,060
5.550%, 3/15/26	5,455	6,119
Antero Resources Corp. 5.625%, 6/1/23	5,215	5,424
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	6,070	6,313
Callon Petroleum Co. 6.125%, 10/1/24	7,720	7,952

	PAR VALUE	VALUE
Energy—(continued)
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	$11,090	$11,506
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	7,155	8,143
Cimarex Energy Co. 4.375%, 6/1/24	11,490	12,190
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,785
Continental Resources, Inc.
5.000%, 9/15/22	5,035	5,110
4.500%, 4/15/23	6,535	6,666
Ecopetrol S.A. 5.875%, 9/18/23	36,745	40,603
Enbridge Energy Partners LP 4.375%, 10/15/20	3,930	4,095
Encana Corp.
3.900%, 11/15/21	7,960	8,180
8.125%, 9/15/30	8,110	10,915
Energy Partners Equity LP 4.500%, 11/1/23	4,855	5,026
Energy Transfer Equity LP
5.000%, 10/1/22	17,910	19,089
4.250%, 3/15/23	6,430	6,382
5.875%, 1/15/24	10,155	10,688
EP Energy LLC
9.375%, 5/1/20	7,130	6,025
144A, 8.000%, 11/29/24(3)	7,660	7,909
FTS International, Inc. 6.250%, 5/1/22	2,245	2,172
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	20,300	22,410
Lukoil International Finance BV 144A 3.416%, 4/24/18(3)	6,000	6,014
Newfield Exploration Co. 5.625%, 7/1/24	11,825	12,712
NGL Energy Partners LP 5.125%, 7/15/19	11,500	11,701
Oasis Petroleum, Inc. 6.875%, 3/15/22	10,500	10,776
Peabody Energy Corp. 144A 6.000%, 3/31/22(3)	10,496	10,890
Petrobras Global Finance BV
8.375%, 5/23/21	35,515	40,505
144A, 5.299%, 1/27/25(3)	10,890	10,923
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(10)	9,545	2,138
Petroleos Mexicanos
4.875%, 1/24/22	62,580	65,224
6.875%, 8/4/26	13,475	15,277
PTTEP Treasury Center Co., Ltd. 144A 4.875% (3)(5)	3,007	3,052
Range Resources Corp.
5.000%, 3/15/23	5,235	5,209
4.875%, 5/15/25	11,170	10,779

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
RSP Permian, Inc. 5.250%, 1/15/25	$7,125		$7,303
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000		8,576
6.250%, 3/15/22	8,415		9,362
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	11,750		11,731
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	6,435		7,312
Transocean, Inc. 144A,
9.000%, 7/15/23(3)	3,680		3,979
6.800%, 3/15/38	7,800		6,289
Ultra Resources, Inc. 144A 6.875%, 4/15/22(3)	1,258		1,261
Weatherford International Ltd. 9.875%, 2/15/24	4,795		5,095
YPF S.A.
144A, 8.500%, 3/23/21(3)	5,369		6,072
144A, 8.750%, 4/4/24(3)	1,630		1,872

			500,667

Financials—12.0%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	3,670		3,782
Air Lease Corp. 2.625%, 9/4/18	5,495		5,511
Akbank TAS 144A 7.500%, 2/5/18(3)	33,705	TRY	8,839
Altice US Finance I Corp. 144A 5.375%, 7/15/23(3)	8,250		8,456
Ares Capital Corp.
3.875%, 1/15/20	4,286		4,362
3.625%, 1/19/22	4,475		4,493
3.500%, 2/10/23	11,230		11,062
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195		14,762
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(3)	4,415		4,430
Banco de Credito del Peru 144A 4.250%, 4/1/23(3)	15,500		16,256
Bank of America Corp.
2.000%, 1/11/18	14,905		14,905
5.490%, 3/15/19	2,868		2,969
(3 month LIBOR + 1.180%) 2.543%, 10/21/22(2)	10,735		10,947
(3 month LIBOR + 1.000%) 2.365%, 4/24/23(2)	14,445		14,677
4.200%, 8/26/24	10,473		11,026
Bank of Baroda 144A 4.875%, 7/23/19(3)	11,775		12,123
Bank of India 144A 3.625%, 9/21/18(3)	10,200		10,236
Barclays plc 3.200%, 8/10/21	10,345		10,401
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)	16,280		17,562

	PAR VALUE		VALUE
Financials—(continued)
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	$4,570,000	CLP	$7,635
Brookfield Finance LLC 4.000%, 4/1/24	15,475		16,017
Capital One N.A. 2.950%, 7/23/21	14,425		14,509
Capital One N.A. 2.400%, 9/5/19	5,000		4,993
Citigroup, Inc.
(3 month LIBOR + 0.960%) 2.327%, 4/25/22(2)	18,055		18,242
(3 month LIBOR + 1.430%) 2.911%, 9/1/23(2)	10,755		11,070
3.200%, 10/21/26	7,335		7,276
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(3)	6,000		6,387
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	13,805		14,198
Discover Bank 8.700%, 11/18/19	1,750		1,924
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	14,685		15,153
Fifth Third Bancorp 4.500%, 6/1/18	6,745		6,811
First Tennessee Bank N.A. 2.950%, 12/1/19	4,500		4,529
FS Investment Corp. 4.250%, 1/15/20	7,725		7,857
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	4,425		4,357
4.250%, 10/21/25	24,315		25,406
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	19,472		19,999
HBOS plc 144A 6.750%, 5/21/18(3)	685		697
HSBC Holdings plc
2.950%, 5/25/21	10,000		10,068
(3 month LIBOR + 1.500%) 2.843%, 1/5/22(2)	6,524		6,745
HSBC USA, Inc.
2.625%, 9/24/18	9,485		9,525
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065		19,082
ICAHN Enterprises LP 144A 6.250%, 2/1/22(3)	17,330		17,720
ICICI Bank Ltd. RegS 4.700%, 2/21/18(4)	13,000		13,033
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	6,275		6,327
(3 month LIBOR + 0.750%) 2.147%, 11/8/20(2)	630		630
2.957%, 11/8/22	14,880		14,742
International Lease Finance Corp. 3.875%, 4/15/18	7,635		7,670
iStar, Inc.
6.000%, 4/1/22	4,815		4,984
5.250%, 9/15/22	6,650		6,692
Jefferies Group LLC 5.125%, 1/20/23	3,725		4,037
JPMorgan Chase & Co.

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
2.295%, 8/15/21	$4,495	$4,454
(3 month LIBOR + 0.900%) 2.267%, 4/25/23(2)	18,055	18,258
JPMorgan Chase Bank N.A. 1.650%, 9/23/19	8,805	8,730
Lincoln National Corp.
8.750%, 7/1/19	4,613	5,036
(3 month LIBOR + 2.040%) 3.403%, 4/20/67(2)(7)	2,885	2,640
Macquarie Group Ltd. 144A 6.000%, 1/14/20(3)	10,950	11,665
Mizuho Financial Group, Inc. 2.601%, 9/11/22	18,300	18,010
Morgan Stanley
(3 month LIBOR + 0.930%) 2.293%, 7/22/22(2)	18,055	18,200
(3 month LIBOR + 1.400%) 2.765%, 10/24/23(2)	25,080	25,793
Navient Corp.
6.500%, 6/15/22	8,220	8,623
7.250%, 9/25/23	3,620	3,855
Nuveen Finance LLC 144A 2.950%, 11/1/19(3)	2,850	2,877
Prudential Financial, Inc. 8.875%, 6/15/38	11,200	11,505
S&P Global, Inc. 3.300%, 8/14/20	15,097	15,377
Santander Holdings USA, Inc.
2.700%, 5/24/19	10,650	10,672
2.650%, 4/17/20	7,540	7,536
144A, 3.700%, 3/28/22(3)	7,190	7,276
SBA Tower Trust
144A, 3.156%, 10/8/20(3)	6,050	6,095
144A, 3.168%, 4/11/22(3)	18,490	18,403
Sberbank of Russia 5.717%, 6/16/21(6)	7,000	7,525
Springleaf Finance Corp. 6.125%, 5/15/22	16,955	17,591
State Bank of India 144A 3.250%, 4/18/18(3)	10,470	10,491
State Street Corp. 4.956%, 3/15/18	24,025	24,162
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	11,820	11,719
Toronto-Dominion Bank (The) 2.125%, 4/7/21	11,005	10,899
Trinity Acquisition plc
3.500%, 9/15/21	1,485	1,514
4.400%, 3/15/26	9,145	9,669
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	12,644
Turkiye Vakiflar Bankasi TAO
144A, 3.750%, 4/15/18(3)	4,000	3,997
144A, 5.625%, 5/30/22(3)	14,600	14,547
UBS Group Funding Jersey Ltd. 144A 2.650%, 2/1/22(3)	8,475	8,378
VICI Properties 1 LLC , (3 month LIBOR + 3.500%) 4.847%, 10/15/22(2)	149	149
Vnesheconombank 144A 6.902%, 7/9/20(3)	9,500	10,255

	PAR VALUE	VALUE
Financials—(continued)
Wells Fargo & Co.
3.069%, 1/24/23	$6,915	$6,966
(3 month LIBOR + 1.230%) 2.610%, 10/31/23(2)	10,770	11,056
Wells Fargo Bank N.A. 2.150%, 12/6/19	17,645	17,616
XLIT Ltd. 2.300%, 12/15/18	9,730	9,727

		889,024

Health Care—2.4%
Abbott Laboratories
2.900%, 11/30/21	8,815	8,916
3.400%, 11/30/23	3,910	3,977
AbbVie, Inc.
2.500%, 5/14/20	11,705	11,740
3.200%, 11/6/22	1,940	1,970
Allergan Funding SCS
3.000%, 3/12/20	2,825	2,850
3.450%, 3/15/22	3,815	3,876
Anthem, Inc.
2.950%, 12/1/22	7,557	7,559
3.350%, 12/1/24	5,452	5,530
Becton Dickinson & Co.
2.894%, 6/6/22	11,831	11,756
3.363%, 6/6/24	7,740	7,760
Cardinal Health, Inc.
2.616%, 6/15/22	10,985	10,800
3.079%, 6/15/24	11,180	11,003
Community Health Systems, Inc. 6.250%, 3/31/23	7,185	6,466
Endo Dac 144A 6.000%, 7/15/23(3)	720	565
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	2,590	2,720
HCA, Inc. 6.500%, 2/15/20	13,125	13,912
Mylan NV 3.150%, 6/15/21	4,065	4,087
Mylan, Inc. 144A 3.125%, 1/15/23(3)	14,815	14,607
Owens & Minor, Inc. 3.875%, 9/15/21	2,485	2,514
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	9,275	9,128
Tenet Healthcare Corp.
144A, 4.625%, 7/15/24(3)	4,350	4,241
144A, 5.125%, 5/1/25(3)	4,765	4,646
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 3/15/22(3)	2,190	2,300

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	$25,115	$25,174

		178,097

Industrials—2.6%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	6,775	7,165
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	28,521	30,981
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	11,420	11,192
British Airways Pass-Through-Trust 2013-1, B 144A 5.625%, 6/20/20(3)	6,436	6,663
CNH Industrial N.V. 4.500%, 8/15/23	15,130	15,738
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	5,892	6,024
Doric Nimrod Air Alpha Pass-Through-Trust 2013-1, A 144A 5.250%, 5/30/23(3)	14,452	15,216
Doric Nimrod Air Finance Alpha Pass-Through-Trust 2012-1, A 144A 5.125%, 11/30/22(3)	2,540	2,650
Embraer Overseas Ltd. 144A 5.696%, 9/16/23(3)	3,460	3,780
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	6,357	6,556
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	18,525	19,312
Masco Corp. 5.950%, 3/15/22	13,945	15,437
Penske Truck Leasing Co., LP
RegS, 2.500%, 6/15/19(4)	3,470	3,469
144A, 3.375%, 2/1/22(3)	8,365	8,521
Pitney Bowes, Inc. 4.125%, 5/15/22	10,523	9,668
SCF Capital Designated Activity Co. 144A 5.375%, 6/16/23(3)	8,460	8,757
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	6,590	6,870
TransDigm, Inc. 6.500%, 7/15/24	11,820	12,115

		190,114

Information Technology—1.1%
Broadcom Corp.
144A, 2.375%, 1/15/20(3)	10,660	10,587
144A, 3.000%, 1/15/22(3)	7,550	7,485
144A, 2.650%, 1/15/23(3)	9,730	9,378
144A, 3.625%, 1/15/24(3)	7,360	7,317
Dell International LLC 144A 5.450%, 6/15/23(3)	10,540	11,388
Dun & Bradstreet Corp. (The) 4.250%, 6/15/20	4,660	4,779
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	9,690	9,737
3.600%, 10/15/20	1,845	1,884

	PAR VALUE	VALUE
Information Technology—(continued)
VMware, Inc.
2.300%, 8/21/20	$4,567	$4,541
2.950%, 8/21/22	11,670	11,636

		78,732

Materials—2.9%
Anglo American Capital plc 144A 3.625%, 9/11/24(3)	18,490	18,397
Equate Petrochemical BV 144A 3.000%, 3/3/22(3)	9,535	9,389
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	19,230	19,038
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	16,815	18,606
Freeport-McMoRan, Inc.
3.550%, 3/1/22	3,070	3,035
3.875%, 3/15/23	7,645	7,607
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	6,963	7,468
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	17,615	18,223
James Hardie International Finance DAC 144A 4.750%, 1/15/25(3)	12,975	13,072
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	9,000	8,978
144A, 5.000%, 5/1/25(3)	16,890	16,848
OCP SA 144A 5.625%, 4/25/24(3)	17,090	18,306
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	13,395	14,371
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	17,980	18,358
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(6)	17,780	18,056
Vale Overseas Ltd. 5.875%, 6/10/21	7,475	8,140

		217,892

Real Estate—1.5%
American Tower Corp. 3.000%, 6/15/23	8,586	8,562
Brixmor Operating Partnership LP 3.875%, 8/15/22	5,570	5,706
Education Realty Operating Partnership LP 4.600%, 12/1/24	2,040	2,118
Government Properties Income Trust
3.750%, 8/15/19	2,905	2,929
4.000%, 7/15/22	7,345	7,388
Healthcare Trust of America Holdings LP 2.950%, 7/1/22	17,890	17,841
Hospitality Properties Trust 4.500%, 6/15/23	4,445	4,647

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate—(continued)
Kilroy Realty LP 3.450%, 12/15/24	$2,645	$2,637
Select Income REIT 4.150%, 2/1/22	18,910	19,120
Senior Housing Properties Trust 3.250%, 5/1/19	6,685	6,720
Ventas Realty LP
4.000%, 4/30/19	7,100	7,229
2.700%, 4/1/20	2,948	2,961
Welltower, Inc. 4.125%, 4/1/19	4,100	4,173
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	19,265	19,601

		111,632

Telecommunication Services—2.1%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	7,045	7,377
AT&T, Inc.
3.200%, 3/1/22	1,910	1,930
(3 month LIBOR + 0.890%) 2.303%, 2/14/23(2)	8,918	8,988
2.850%, 2/14/23	18,915	18,987
3.800%, 3/1/24	1,860	1,905
3.400%, 8/14/24	3,820	3,839
4.125%, 2/17/26	6,955	7,112
Axtel SAB de C.V. 144A 6.375%, 11/14/24(3)	9,450	9,734
Crown Castle Towers LLC 144A 6.113%, 1/15/20(3)	5,900	6,218
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	10,365	10,197
Frontier Communications Corp.
8.500%, 4/15/20	3,200	2,656
8.875%, 9/15/20	3,380	2,839
10.500%, 9/15/22	9,085	6,871
Level 3 Financing, Inc. 5.375%, 1/15/24	14,170	14,152
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(3)	17,578	17,688
T-Mobile USA, Inc. 6.000%, 4/15/24	10,030	10,632
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,815
Verizon Communications, Inc.
2.946%, 3/15/22	15,895	15,990
3.125%, 3/16/22	9,017	9,141

		159,071

Utilities—1.1%
Eskom Holdings SOC Ltd. 144A 5.750%, 1/26/21(3)	13,900	13,754
Exelon Corp.
2.850%, 6/15/20	18,845	19,014
3.497%, 6/1/22	8,261	8,418

	PAR VALUE	VALUE
Utilities—(continued)
Ferrellgas Partners LP 6.750%, 6/15/23	$11,560	$10,606
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	8,800	9,625
State Grid Overseas Investment Ltd. 144A 1.750%, 5/22/18(3)	5,000	4,989
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(3)	18,640	18,500
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(9)(14)	5,925	4
Toledo Edison Co. (The) 7.250%, 5/1/20	224	243

		85,153

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $2,606,902)		2,630,746

LOAN AGREEMENTS(2)—11.1%
Consumer Discretionary—3.3%
Advantage Sales & Marketing, Inc.
First Lien, (3 month LIBOR + 3.250%) 4.628%, 7/23/21	3,925	3,821
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 4.630%, 7/23/21	7,050	6,862
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 3.819%, 7/28/25	12,710	12,649
Bass Pro Group LLC , (1 month LIBOR + 5.000%) 6.569%, 9/25/24	5,152	5,133
Caesars Resort Collection LLC Tranche B , (3 month LIBOR + 2.750%) 4.336%, 12/23/24	14,370	14,426
CDS US Intermediate Holdings, Inc. Tranche B, First Lien , (3 month LIBOR + 3.750%) 5.443%, 7/8/22	14,353	14,201
Charter Communications Operating LLC Tranche B , (3 month LIBOR + 2.000%) 0.000%, 4/30/25(12)	29,280	29,291
CSC Holdings LLC 2017 Refinancing , (1 month LIBOR + 2.250%) 3.741%, 7/17/25	10,936	10,885
Delta 2 (Lux) S.a.r.l. Tranche B-3 , (1 month LIBOR + 3.000%) 4.569%, 2/1/24	7,886	7,924
El Dorado Resorts, Inc. , (1 month LIBOR + 2.250%) 3.750%, 4/17/24	4,794	4,794
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.570%, 9/29/24	10,678	10,785
Hilton Worldwide Finance LLC Series B-2 , (1 month LIBOR + 2.000%) 3.552%, 10/25/23	12,340	12,397

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Hoya Midco LLC First Lien , (1 month LIBOR + 4.000%) 5.569%, 6/30/24	$3,841	$3,837
Las Vegas Sands LLC 2017 Refinancing , (1 month LIBOR + 2.000%) 3.569%, 3/29/24	7,306	7,342
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien , (1 month LIBOR + 4.000%) 5.569%, 5/4/22	8,693	8,664
MGM Growth Properties Operation Partnership LP Tranche B , (1 month LIBOR + 2.250%) 3.819%, 4/25/23	7,041	7,064
PetSmart, Inc. Tranche B-2 , (1 month LIBOR + 3.000%) 4.570%, 3/11/22	13,625	10,861
Playa Resorts Holding B.V. , (3 month LIBOR + 3.000%) 4.620%, 4/29/24	19,382	19,459
Seminole Tribe of Florida Tranche B , (1 month LIBOR + 2.000%) 3.569%, 7/8/24	11,890	11,941
ServiceMaster Co., LLC Tranche C , (1 month LIBOR + 2.500%) 4.069%, 11/8/23	8,106	8,130
Sinclair Television Group, Inc.
Tranche B, (1 month LIBOR + 2.250%) 3.820%, 1/3/24	11,370	11,360
Tranche B, (3 month LIBOR + 2.500%) 0.000%, 12/12/24(12)	14,825	14,797
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 4.810%, 8/18/23	9,056	9,097
VICI Properties, Inc. Tranche B , (3 month LIBOR + 2.250%) 3.785%, 12/13/24	2,570	2,570

		248,290

Consumer Staples—1.1%
Albertson’s LLC
2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.319%, 8/25/21	23,164	22,682
2017-1, Tranche B-5, (3 month LIBOR + 3.000%) 4.675%, 12/21/22	2,155	2,110
Aramark Intermediate HoldCo Corp.
Tranche B, (1 month LIBOR + 2.000%) 3.569%, 3/28/24	6,054	6,086
Tranche B-1, (1 month LIBOR + 2.000%) 3.569%, 3/11/25	7,740	7,776
Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.069%, 10/10/23	6,458	6,504

	PAR VALUE	VALUE
Consumer Staples—(continued)
Galleria Co. Tranche B , (1 month LIBOR + 3.000%) 4.375%, 9/29/23	$5,509	$5,533
Hostess Brands LLC 2017, Tranche B , (1 month LIBOR + 2.250%) 3.819%, 8/3/22	14,570	14,573
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.100%, 10/30/22	4,784	4,696
Prestige Brands, Inc. Tranche B-4 , (1 month LIBOR + 2.750%) 4.319%, 1/26/24	1,374	1,382
TKC Holdings, Inc. First Lien , (2 month LIBOR + 4.250%) 5.673%, 2/1/23	9,406	9,468

		80,810

Energy—0.5%
Medallion Midland Acquisition LLC , (1 month LIBOR + 3.250%) 4.819%, 10/30/24	7,480	7,489
Paragon Offshore Finance Co. , (3 month LIBOR + 2.750%) 0.000%, 7/16/21(9)(14)	81	—
Seadrill Operating LP , (3 month LIBOR + 3.000%) 4.693%, 2/21/21	8,702	7,005
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 5.850%, 9/27/24	10,580	10,717
Ultra Resources, Inc. , (3 month LIBOR + 3.000%) 4.413%, 4/12/24	9,915	9,893

		35,104

Financials—0.4%
Asurion LLC Tranche B-5 , (1 month LIBOR + 3.000%) 4.569%, 11/3/23	7,187	7,218
Delos Finance S.a.r.l. , (3 month LIBOR + 2.000%) 3.693%, 10/6/23	16,529	16,647
FinCo I LLC , (1 month LIBOR + 2.750%) 4.319%, 7/14/22	5,220	5,274
iStar, Inc. , (1 month LIBOR + 3.000%) 4.452%, 10/1/21	2,408	2,426

		31,565

Health Care—0.8%
Change Healthcare Holdings, Inc. , (1 month LIBOR + 2.750%) 4.319%, 3/1/24	5,101	5,108
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 5.875%, 4/29/24	3,681	3,700
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.570%, 12/1/23	12,690	12,716

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.069%, 2/15/23	$3,515	$3,503
INC Research Holdings, Inc. Tranche B , (1 month LIBOR + 2.250%) 3.819%, 8/1/24	7,624	7,629
Parexel International Corp. Tranche B , (1 month LIBOR + 3.000%) 4.569%, 9/27/24	6,399	6,424
Quintiles IMS, Inc. Tranche B-2 , (3 month LIBOR + 2.000%) 3.693%, 1/17/25	773	776
Surgery Partners LLC , (1 month LIBOR + 3.250%) 4.820%, 9/2/24	8,843	8,740
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 5.943%, 12/30/22	3,903	3,841
Valeant Pharmaceuticals International, Inc. Series F-4, Tranche B , (1 month LIBOR + 3.500%) 4.940%, 4/1/22	7,986	8,094
Wink Holdco, Inc. First Lien , (3 month LIBOR + 3.000%) 4.490%, 12/2/24	600	603

		61,134

Industrials—1.1%
American Airlines, Inc. 2017, Tranche B , (1 month LIBOR + 2.000%) 3.569%, 4/28/23	15,904	15,888
Beacon Roofing Supply, Inc. Tranche B , (3 month LIBOR + 2.250%) 0.000%, 1/2/25(12)	17,200	17,236
Husky Injection Molding Systems Ltd. , (1 month LIBOR + 3.250%) 4.819%, 6/30/21	4,367	4,385
Quikrete Holdings, Inc. First Lien , (1 month LIBOR + 2.750%) 4.319%, 11/15/23	10,684	10,697
TransDigm, Inc.
Tranche F, (3 month LIBOR + 2.750%) 4.381%, 6/9/23	18,212	18,232
Tranche G, (3 month LIBOR + 3.000%) 4.652%, 8/22/24	1,552	1,558
United Airlines, Inc. Tranche B , (3 month LIBOR + 2.000%) 3.380%, 4/1/24	13,880	13,905

		81,901

Information Technology—1.0%
Blackboard, Inc. Tranche B-4, First Lien , (3 month LIBOR + 5.000%) 6.354%, 6/30/21	4,058	4,013
First Data Corp. 2024, Tranche-A , (1 month LIBOR + 2.250%) 3.802%, 4/26/24	24,581	24,585
Kronos, Inc.

	PAR VALUE	VALUE
Information Technology—(continued)
First Lien, (3 month LIBOR + 3.500%) 4.903%, 11/1/23	$17,676	$17,785
Second Lien, (3 month LIBOR + 8.250%) 9.627%, 11/1/24	3,287	3,407
Leidos Innovations Corp. Tranche B , (1 month LIBOR + 2.000%) 3.625%, 8/16/23	5,312	5,356
Presidio LLC Tranche B , (3 month PRIME + 2.250%) 5.668%, 2/2/22	6,663	6,677
Rackspace Hosting, Inc. 2017, Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.385%, 11/3/23	11,530	11,646
Veritas US, Inc. Tranche B , (3 month LIBOR + 4.500%) 6.193%, 1/27/23	4,184	4,191

		77,660

Materials—0.6%
Berry Global Group, Inc.
Tranche M, (1 month LIBOR + 2.250%) 3.750%, 10/1/22	6,504	6,527
Tranche N, (1 month LIBOR + 2.250%) 3.682%, 1/19/24	1,037	1,041
CPG International LLC , (3 month LIBOR + 3.750%) 5.593%, 5/5/24	12,044	12,064
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 5.962%, 8/17/22	11,746	8,457
Ineos U.S. Finance LLC 2024 , (1 month LIBOR + 2.000%) 3.569%, 4/1/24	5,975	5,975
IPS Acquisition LLC First Lien , (1 month LIBOR + 3.250%) 4.819%, 11/7/24	1,805	1,811
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 4.250%) 5.943%, 2/14/24	4,746	4,782

		40,657

Real Estate—0.1%
Capital Automotive LP
Tranche B-2, First Lien, (1 month LIBOR + 2.500%) 4.070%, 3/25/24	831	833
Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.570%, 3/24/25	4,144	4,247

		5,080

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—1.5%
CenturyLink, Inc. Tranche B , (3 month PRIME + 1.750%) 4.319%, 1/31/25	$17,200	$16,571
Digicel International Finance Ltd. Tranche-B, First Lien , (1 month LIBOR + 3.750%) 5.310%, 5/27/24	1,731	1,737
Frontier Communications Corp. Tranche B-1 , (1 month LIBOR + 3.750%) 5.320%, 6/15/24	11,681	11,185
Level 3 Financing, Inc. 2024, Tranche B , (3 month LIBOR + 2.250%) 3.696%, 2/22/24	28,944	28,944
Numericable U.S. LLC , (3 month LIBOR + 3.000%) 4.349%, 1/31/26	13,950	13,414
Securus Technologies Holdings, Inc. First Lien , (2 month LIBOR + 4.500%) 6.124%, 11/1/24	16,425	16,579
UPC Financing Partnership Tranche A-R , (1 month LIBOR + 2.500%) 3.977%, 1/15/26	9,420	9,412
Virgin Media Bristol LLC Tranche K , (1 month LIBOR + 2.500%) 3.977%, 1/15/26	6,845	6,841
West Corp. Tranche B , (1 month LIBOR + 4.000%) 5.350%, 10/10/24	6,897	6,912

		111,595

Utilities—0.7%
Dynegy, Inc. Tranche C-2 , (1 month LIBOR + 2.750%) 4.251%, 12/20/24	9,314	9,353
Energy Future Intermediate Holding Co., LLC , (1 month LIBOR + 3.000%) 4.546%, 6/30/18	11,305	11,329
NRG Energy, Inc. , (3 month LIBOR + 2.250%) 3.943%, 6/30/23	10,036	10,039
State of Santa Catarina (The) 4.000%, 12/27/22(15)	10,254	10,105
Vistra Operations Co., LLC
Tranche C, (1 month LIBOR + 2.500%) 3.834%, 8/4/23	1,056	1,061
(1 month LIBOR + 2.750%) 3.951%, 8/4/23	5,957	5,987
2016, (1 month LIBOR + 2.750%) 4.162%, 12/14/23	1,560	1,571

		49,445

TOTAL LOAN AGREEMENTS (Identified Cost $830,449)		823,241

	SHARES		VALUE
PREFERRED STOCKS—0.4%
Financials—0.4%
Bank of New York Mellon Corp. (The) Series E, 4.950%	12,070	(8)	$12,493
JPMorgan Chase & Co. Series Z, 5.300%	3,985	(8)	4,133
Wells Fargo & Co. Series K, 7.980%	16,155	(8)	16,417

TOTAL PREFERRED STOCKS (Identified Cost $32,313)			33,043

COMMON STOCKS—0.1%
Energy—0.0%
Frontera Energy Corp.(1)	75,733		2,342

Financials—0.1%
VICI Properties, Inc.(1)	209,022		4,285

Utilities—0.0%
Vistra Energy Corp.(1)	98,789		1,810

TOTAL COMMON STOCKS (Identified Cost $8,119)			8,437

AFFILIATED MUTUAL FUND(11)—0.9%
Virtus Newfleet Credit Opportunities Fund Class R6	6,989,143		67,655

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $69,865)			67,655

	PAR VALUE		VALUE
RIGHTS—0.0%
Vistra Energy Corp. (15)	98,789		89

TOTAL RIGHTS (Identified Cost $84)			89

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $7,325,581)			7,339,531	(13)

	SHARES
SHORT-TERM INVESTMENT—1.4%
Money Market Mutual Fund(11)—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	104,288,778		104,289

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

TOTAL SHORT-TERM INVESTMENT (Identified Cost $104,289)	104,289

TOTAL INVESTMENTS—100.4% (Identified Cost $7,429,870)	7,443,820
Other assets and liabilities, net—(0.4)%	(27,918)

NET ASSETS—100.0%	$7,415,902

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of December 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $3,398,315 or 45.8% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	Interest payments may be deferred.
(8)	Value shown as par value.
(9)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(10)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(11)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(12)	This loan will settle after December 31, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(14)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(15)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

Country Weightings †
United States	79%
Argentina	2
Brazil	2
Mexico	2
Netherlands	1
Turkey	1
United Kingdom	1
Other	12

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,608,012	$—	$1,608,012	$—
Corporate Bonds And Notes	2,630,746	—	2,630,738	8
Foreign Government Securities	484,733	—	484,733	—
Loan Agreements	823,241	—	813,136	10,105
Mortgage-Backed Securities	1,579,431	—	1,579,431	—
Municipal Bonds	4,179	—	4,179	—
U.S. Government Securities	99,965	—	99,965	—
Equity Securities:
Affiliated Mutual Fund	67,655	67,655	—	—
Common Stocks	8,437	4,152	4,285	—
Preferred Stocks	33,043	—	33,043	—
Rights	89	—	—	89
Short-Term Investment	104,289	104,289	—	—

Total Investments	$7,443,820	$176,096	$7,257,522	$10,202

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—0.2%
Non-Agency—0.2%
Home Equity Loan Trust 2007-HSA3, AI4 6.110%, 6/25/37(1)	$740	$742

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $738)		742

CORPORATE BONDS AND NOTES—5.4%
Consumer Discretionary—0.8%
DISH DBS Corp. 5.875%, 7/15/22	575	578
Scientific Games International, Inc. 144A 7.000%, 1/1/22(2)	720	759
SFR Group S.A. 144A 6.000%, 5/15/22(2)	1,505	1,524
Sirius XM Radio, Inc. 144A 3.875%, 8/1/22(2)	455	456
TRI Pointe Group, Inc. 4.875%, 7/1/21	1,165	1,208

		4,525

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(2)	855	923

Energy—1.6%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	1,241	1,319
Alta Mesa Holdings LP 7.875%, 12/15/24	765	839
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	895	929
Chesapeake Energy Corp. 6.625%, 8/15/20	905	941
Denbury Resources, Inc. 5.500%, 5/1/22	690	472
Energy Transfer Equity LP 4.250%, 3/15/23	515	511
EP Energy LLC 144A 8.000%, 11/29/24(2)	835	862
FTS International, Inc.
144A, (3 month LIBOR + 7.500%) 9.089%, 6/15/20(1)(2)	928	946
6.250%, 5/1/22	825	798
MEG Energy Corp. 144A 6.500%, 1/15/25(2)	630	622
Peabody Energy Corp.
144A, 6.000%, 3/31/22(2)	70	73
144A, 6.375%, 3/31/25(2)	510	530

		8,842

Financials—0.3%
iStar, Inc.
5.000%, 7/1/19	305	307
6.000%, 4/1/22	180	186

	PAR VALUE	VALUE
Financials—(continued)
Springleaf Finance Corp. 6.125%, 5/15/22	$1,105	$1,146

		1,639

Health Care—0.7%
Community Health Systems, Inc. 6.250%, 3/31/23	320	288
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(3)	110	112
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	435	450
Tenet Healthcare Corp. 144A 4.625%, 7/15/24(2)	1,535	1,497
Valeant Pharmaceuticals International, Inc.
144A, 5.375%, 3/15/20(2)	531	532
144A, 5.500%, 11/1/25(2)	925	941

		3,820

Industrials—0.2%
American Airlines Group, Inc. 144A 4.625%, 3/1/20(2)	460	466
Standard Industries, Inc. 144A 5.500%, 2/15/23(2)	555	578

		1,044

Information Technology—0.2%
First Data Corp.
144A, 5.000%, 1/15/24(2)	600	617
144A, 5.750%, 1/15/24(2)	225	234

		851

Materials—1.0%
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(2)	785	826
BWAY Holding Co. 144A 5.500%, 4/15/24(2)	1,160	1,207
Hexion Inc. 6.625%, 4/15/20	645	579
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(2)	345	344
144A, 5.000%, 5/1/25(2)	260	259
Reynolds Group Issuer, Inc.
144A, 5.125%, 7/15/23(2)	575	595
144A, 7.000%, 7/15/24(2)	1,330	1,427

		5,237

Telecommunication Services—0.2%
T-Mobile USA, Inc. 6.000%, 4/15/24	1,090	1,156

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—0.2%
Ferrellgas Partners LP 6.750%, 6/15/23	$920	$844
Vistra Operations Co. LLC 0.000%, 10/1/20(2)(6)(7)	9,165	7

		851

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $28,768)		28,888

LOAN AGREEMENTS(1)—100.1%
Consumer Discretionary—27.3%
Accuride International, Inc. , (3 month LIBOR + 5.250%) 6.943%, 11/17/23	1,942	1,969
Advantage Sales & Marketing, Inc.
First Lien, (3 month LIBOR + 3.250%) 4.628%, 7/23/21	561	546
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 4.630%, 7/23/21	980	954
Second Lien, (3 month LIBOR + 6.500%) 7.878%, 7/25/22	1,200	1,112
Affinity Gaming LLC , (3 month LIBOR + 3.500%) 5.193%, 7/1/23	1,567	1,573
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 3.819%, 7/28/25	1,661	1,653
American Axle & Manufacturing, Inc. Tranche B , (3 month LIBOR + 2.250%) 3.715%, 4/6/24	1,389	1,393
Aristocrat Leisure Ltd.
2017, Tranche B-2, (3 month LIBOR + 2.000%) 3.363%, 10/20/21	2,129	2,137
Tranche B-2, (3 month LIBOR + 2.000%) 3.357%, 10/19/24	1,140	1,145
Bass Pro Group LLC , (1 month LIBOR + 5.000%) 6.569%, 9/25/24	2,229	2,221
Caesars Resort Collection LLC Tranche B , (3 month LIBOR + 2.750%) 4.336%, 10/2/24	8,315	8,348
CBAC Borrower LLC Tranche B , (1 month LIBOR + 4.000%) 5.569%, 7/8/24	1,097	1,106
CDS US Intermediate Holdings, Inc. Tranche B, First Lien , (3 month LIBOR + 3.750%) 5.443%, 7/8/22	2,184	2,161
Charter Communications Operating LLC Tranche B , (3 month LIBOR + 2.000%) 0.000%, 4/13/25(4)	7,185	7,188
CityCenter Holdings LLC Tranche B , (1 month LIBOR + 2.500%) 4.069%, 4/18/24	2,204	2,213

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Cooper-Standard Automotive, Inc. Tranche B-1 , (3 month LIBOR + 2.250%) 3.943%, 11/2/23	$1,358	$1,365
CSC Holdings LLC 2017 Refinancing , (1 month LIBOR + 2.250%) 3.741%, 7/17/25	3,304	3,289
Deck Chassis Acquisition, Inc. Second Lien , (3 month LIBOR + 6.000%) 0.000%, 6/15/23(4)	345	350
Delta 2 (Lux) S.a.r.l. Tranche B-3 , (1 month LIBOR + 3.000%) 4.569%, 2/1/24	3,178	3,193
Dexko Global, Inc. Tranche B, First Lien , (3 month LIBOR + 4.000%) 5.693%, 7/24/24	2,259	2,278
El Dorado Resorts, Inc. , (1 month LIBOR + 2.250%) 3.750%, 4/17/24	1,211	1,211
Federal-Mogul Corp. Tranche C , (1 month LIBOR + 3.750%) 5.275%, 4/15/21	3,460	3,484
Gates Global LLC Tranche B-2 , (3 month LIBOR + 3.000%) 4.693%, 4/1/24	2,158	2,169
Gateway Casinos & Entertainment Ltd. Tranche B-1 , (3 month LIBOR + 3.750%) 5.443%, 2/22/23	821	827
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.570%, 9/29/24	1,691	1,708
Golden Nugget, Inc. Tranche B , (2 month LIBOR + 3.250%) 4.756%, 10/4/23	1,478	1,488
Greektown Holdings LLC , (1 month LIBOR + 2.750%) 4.319%, 4/25/24	857	855
Hilton Worldwide Finance LLC Series B-2 , (1 month LIBOR + 2.000%) 3.552%, 10/25/23	5,680	5,706
Hoya Midco LLC First Lien , (1 month LIBOR + 4.000%) 5.569%, 6/30/24	1,080	1,079
iHeartCommunications, Inc. Tranche D , (3 month LIBOR + 6.750%) 8.443%, 1/30/19	5,288	3,952
KAR Auction Services, Inc. Tranche B-4 , (3 month LIBOR + 2.250%) 4.000%, 3/11/21	1,656	1,663
Laureate Education, Inc. 2024 , (1 month LIBOR + 4.500%) 6.069%, 4/26/24	4,303	4,335
Leslie’s Poolmart, Inc. Tranche B-1 , (2 month LIBOR + 3.750%) 5.374%, 8/16/23	1,573	1,568
Libbey Glass, Inc. , (1 month LIBOR + 3.000%) 4.432%, 4/9/21	1,776	1,702
MCC Iowa LLC Tranche M , (weekly LIBOR + 2.000%) 3.490%, 1/15/25	1,606	1,607

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien , (1 month LIBOR + 4.000%) 5.569%, 5/4/22	$3,220	$3,209
Mediacom Illinois LLC Tranche K , (weekly LIBOR + 2.250%) 3.740%, 2/15/24	2,272	2,279
MGM Growth Properties Operation Partnership LP Tranche B , (1 month LIBOR + 2.250%) 3.819%, 4/25/23	2,477	2,485
Michaels Stores, Inc. Tranche B-1 , (1 month LIBOR + 2.750%) 4.284%, 1/30/23	2,103	2,103
Mission Broadcasting, Inc. Tranche B-2 , (1 month LIBOR + 2.500%) 3.861%, 1/17/24	116	116
Mohegan Tribal Gaming Authority Tranche B , (3 month PRIME + 3.000%) 6.535%, 10/13/23	1,440	1,452
Neiman Marcus Group, Inc. (The) , (1 month LIBOR + 3.250%) 4.642%, 10/25/20	2,152	1,752
Nexstar Broadcasting, Inc. Tranche B-2 , (1 month LIBOR + 2.500%) 3.861%, 1/17/24	915	917
PetSmart, Inc. Tranche B-2 , (1 month LIBOR + 3.000%) 4.570%, 3/11/22	2,418	1,928
Playa Resorts Holding B.V. , (3 month LIBOR + 3.000%) 4.620%, 4/29/24	2,739	2,749
Scientific Games International, Inc. Tranche B-4 , (2 month LIBOR + 3.250%) 4.746%, 8/14/24	2,264	2,281
Serta Simmons Bedding LLC First Lien , (3 month LIBOR + 3.500%) 4.866%, 11/8/23	1,701	1,553
ServiceMaster Co., LLC Tranche C , (1 month LIBOR + 2.500%) 4.069%, 11/8/23	5,050	5,065
SFR Group S.A. Tranche B-11 , (3 month LIBOR + 2.750%) 4.130%, 7/31/25	3,303	3,150
Sinclair Television Group, Inc.
Tranche B, (1 month LIBOR + 2.250%) 3.820%, 1/3/24	2,473	2,471
Tranche B, (3 month LIBOR + 2.500%) 0.000%, 12/12/24(4)	3,780	3,773
SRAM LLC First Lien , (3 month LIBOR + 3.250%) 5.355%, 3/15/24	2,333	2,347
St. George’s University LLC , (1 month LIBOR + 4.250%) 5.820%, 7/6/22	1,214	1,226
Staples, Inc. , (2 month LIBOR + 4.000%) 5.489%, 9/12/24	1,641	1,607

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Station Casinos LLC Tranche B , (1 month LIBOR + 2.500%) 4.060%, 6/8/23	$2,463	$2,466
TI Group Auto Systems LLC , (1 month LIBOR + 2.750%) 4.319%, 6/30/22	911	915
Toys ‘R’ US-Delaware, Inc. , (1 month LIBOR + 6.750%) 8.320%, 1/18/19	320	320
Tribune Media Co.
Tranche B, (1 month LIBOR + 3.000%) 4.569%, 12/27/20	158	159
Tranche C, (1 month LIBOR + 3.000%) 4.569%, 1/26/24	1,975	1,977
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.193%, 12/23/21	2,283	2,289
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 4.810%, 8/18/23	2,415	2,426
Univision Communications, Inc. First Lien , (1 month LIBOR + 2.750%) 4.319%, 3/15/24	10,776	10,734
VICI Properties, Inc. Tranche B , (3 month LIBOR + 2.250%) 3.785%, 12/13/24	1,000	1,000
Ziggo Secured Finance Partnership Tranche E , (1 month LIBOR + 2.500%) 3.977%, 4/15/25	2,395	2,374

		146,671

Consumer Staples—6.7%
Albertson’s LLC
2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.319%, 8/25/21	2,692	2,636
2017-1, Tranche B-5, (3 month LIBOR + 3.000%) 4.675%, 12/21/22	2,015	1,972
Amplify Snack Brands, Inc. , (1 month LIBOR + 5.500%) 6.880%, 9/2/23	919	921
Aramark Intermediate HoldCo Corp. Tranche B-1 , (1 month LIBOR + 2.000%) 3.569%, 3/11/25	670	673
Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.069%, 10/10/23	1,476	1,487
Crossmark Holdings, Inc.
First Lien, (3 month LIBOR + 3.500%) 5.193%, 12/20/19	1,922	884
Second Lien, (3 month LIBOR + 7.500%) 9.193%, 12/21/20	520	49
Diamond (BC) B.V. , (2 month LIBOR + 3.000%) 4.423%, 9/6/24	1,785	1,786

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—(continued)
Dole Food Co., Inc. Tranche B , (3 month PRIME + 1.750%) 4.677%, 4/6/24	$2,745	$2,750
Hostess Brands LLC 2017, Tranche B , (1 month LIBOR + 2.250%) 3.819%, 8/3/22	2,691	2,691
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.100%, 10/30/22	4,665	4,580
Milk Specialties Co. , (3 month LIBOR + 4.000%) 5.693%, 8/16/23	1,165	1,174
Parfums Holdings Co., Inc. First Lien , (3 month LIBOR + 4.750%) 6.443%, 6/30/24	1,602	1,614
Post Holdings, Inc. Tranche A , (1 month LIBOR + 2.250%) 3.820%, 5/24/24	1,025	1,028
Prestige Brands, Inc. Tranche B-4 , (1 month LIBOR + 2.750%) 4.319%, 1/26/24	709	713
Revlon Consumer Products Corp. Tranche B , (1 month LIBOR + 3.500%) 5.069%, 9/7/23	978	724
Reynolds Group Holdings, Inc. , (1 month LIBOR + 2.750%) 4.319%, 2/5/23	4,954	4,974
Rite Aid Corp. Tranche 2, Second Lien , (weekly LIBOR + 3.875%) 5.365%, 6/21/21	1,150	1,151
TKC Holdings, Inc. First Lien , (2 month LIBOR + 4.250%) 5.673%, 2/1/23	2,541	2,558
US Foods, Inc. , (1 month LIBOR + 2.500%) 4.069%, 6/27/23	1,448	1,455

		35,820

Energy—4.1%
Blackhawk Mining LLC First Lien , (3 month LIBOR + 9.500%) 10.890%, 2/17/22	923	788
California Resources Corp. , (3 month LIBOR + 4.750%) 0.000%, 12/31/22(4)	1,000	995
Chesapeake Energy Corp. Tranche A , (3 month LIBOR + 7.500%) 8.954%, 8/23/21	910	967
Chief Exploration & Development LLC Second Lien , (3 month LIBOR + 6.500%) 7.959%, 5/16/21	1,639	1,609
Contura Energy, Inc. , (2 month LIBOR + 5.000%) 6.630%, 3/18/24	1,775	1,749
Fieldwood Energy LLC
(3 month LIBOR + 7.000%) 8.693%, 8/31/20	733	660
Second Lien, (3 month LIBOR + 7.125%) 8.818%, 9/30/20	1,623	521

	PAR VALUE	VALUE
Energy—(continued)
First Lien, (3 month LIBOR + 7.125%) 8.818%, 9/30/20	$989	$679
Gavilan Resources LLC Second Lien , (1 month LIBOR + 6.000%) 7.460%, 3/1/24	790	781
Medallion Midland Acquisition LLC , (1 month LIBOR + 3.250%) 4.819%, 10/30/24	1,175	1,177
MEG Energy Corp. , (3 month LIBOR + 3.500%) 5.200%, 12/31/23	2,969	2,970
Ocean Rig UDW, Inc. 8.000%, 9/20/24	347	350
Paragon Offshore Finance Co. , (3 month LIBOR + 2.750%) 0.000%, 7/16/21(4)(6)(7)	14	—
Peabody Energy Corp. 2017 , (1 month LIBOR + 3.500%) 5.069%, 3/31/22	281	284
Seadrill Operating LP , (3 month LIBOR + 3.000%) 4.693%, 2/21/21	4,009	3,227
Thermon Industries, Inc. Tranche B , (1 month LIBOR + 3.750%) 5.125%, 10/30/24	285	287
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 5.850%, 9/27/24	1,710	1,732
Ultra Resources, Inc. , (3 month LIBOR + 3.000%) 4.413%, 4/12/24	1,175	1,172
Weatherford International Ltd. , (1 month LIBOR + 2.300%) 3.870%, 7/13/20	2,337	2,282

		22,230

Financials—4.0%
AlixPartners LLP 2017 Refinancing , (3 month LIBOR + 2.750%) 4.443%, 4/4/24	2,258	2,268
Asurion LLC
Tranche B-4, (1 month LIBOR + 2.750%) 4.319%, 8/4/22	1,610	1,617
Tranche B-5, (1 month LIBOR + 3.000%) 4.569%, 11/3/23	1,092	1,097
Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 7.569%, 8/4/25	2,455	2,521
Duff & Phelps Investment Management Co. Tranche B , (3 month LIBOR + 3.125%) 0.000%, 12/4/24(4)	760	761
FinCo I LLC , (1 month LIBOR + 2.750%) 4.319%, 7/14/22	1,310	1,323
Focus Financial Partners LLC First Lien , (3 month LIBOR + 3.250%) 4.943%, 7/3/24	1,382	1,394

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
iStar, Inc. , (1 month LIBOR + 3.000%) 4.452%, 10/1/21	$348	$350
Lightstone HoldCo., LLC
Tranche B, (1 month LIBOR + 4.500%) 6.069%, 1/30/24	692	695
Tranche C, (1 month LIBOR + 4.500%) 6.069%, 1/30/24	44	44
TransUnion LLC, 2017 Replacement Tranche B-3 , (1 month LIBOR + 2.000%) 3.569%, 4/10/23	4,211	4,225
VF Holdings Corp. Tranche B-1, First Lien , (1 month LIBOR + 3.250%) 4.819%, 6/30/23	1,109	1,117
Walter Investment Management Corp. Tranche B , (1 month LIBOR + 3.750%) 5.319%, 12/18/20(8)	4,108	3,919

		21,331

Health Care—11.9%
21st Century Oncology Holdings, Inc. Tranche B , (3 month LIBOR + 6.125%) 7.825%, 4/30/22(8)	1,333	1,256
Acadia Healthcare Co., Inc. Tranche B-2 , (1 month LIBOR + 2.750%) 4.142%, 2/16/23	2,012	2,022
Air Medical Group Holdings, Inc. Tranche B , (3 month LIBOR + 4.125%) 0.000%, 9/26/24(4)	395	396
Akorn, Inc. , (1 month LIBOR + 4.250%) 5.875%, 4/16/21	2,180	2,186
Amneal Pharmaceuticals LLC Tranche B , (3 month LIBOR + 3.500%) 5.193%, 11/1/19	1,258	1,262
Ardent Legacy Acquisitions, Inc. , (1 month LIBOR + 5.500%) 7.069%, 8/4/21	1,501	1,498
Avantor Performance Materials Holdings, Inc. , (1 month LIBOR + 4.000%) 5.511%, 11/21/24	1,875	1,883
Catalent Pharma Solution, Inc. , (1 month LIBOR + 2.250%) 3.819%, 5/20/24	1,206	1,210
Change Healthcare Holdings, Inc. , (1 month LIBOR + 2.750%) 4.319%, 3/1/24	3,265	3,270
CHG Healthcare Services, Inc. 2017, First Lien , (3 month LIBOR + 3.000%) 4.476%, 6/7/23	743	748
Community Health Systems, Inc.
2019 Tranche G, (3 month LIBOR + 2.750%) 4.229%, 12/31/19	1,230	1,190
2021, Tranche H, (3 month LIBOR + 3.000%) 4.479%, 1/27/21	3,472	3,308

	PAR VALUE	VALUE
Health Care—(continued)
Concordia International Corp. , (1 month LIBOR + 4.250%) 5.819%, 10/21/21(8)	$1,192	$973
Cryolife, Inc. , (1 month LIBOR + 4.000%) 5.361%, 12/2/24	785	789
DJO Finance , (1 month LIBOR + 3.250%) 4.702%, 6/8/20	2,631	2,592
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 5.875%, 4/29/24	2,045	2,055
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.570%, 12/1/23	1,748	1,751
Explorer Holdings, Inc. , (3 month LIBOR + 3.750%) 5.130%, 5/2/23	428	431
Greatbatch Ltd. Tranche B , (1 month LIBOR + 3.250%) 4.660%, 10/27/22	716	721
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.069%, 2/15/23	873	870
Immucor, Inc. Tranche B-3 , (1 month LIBOR + 5.000%) 6.569%, 6/15/21	174	177
INC Research Holdings, Inc. Tranche B , (1 month LIBOR + 2.250%) 3.819%, 8/1/24	1,240	1,241
Jaguar Holding Company I, LLC 2017 , (3 month LIBOR + 2.750%) 4.381%, 8/18/22	3,051	3,054
Kindred Healthcare, Inc. , (3 month LIBOR + 3.500%) 4.875%, 4/9/21	1,135	1,138
MMM Holdings, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19	295	283
MPH Acquisition Holdings LLC , (3 month LIBOR + 3.000%) 4.693%, 6/7/23	770	771
MSO of Puerto Rico, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19	214	205
National Mentor Holdings, Inc. Tranche B , (3 month LIBOR + 3.000%) 4.693%, 1/31/21	1,043	1,051
NVA Holdings, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.500%) 5.193%, 8/14/21	801	806
Second Lien, (3 month LIBOR + 7.000%) 8.693%, 8/14/22	1,263	1,269
Ortho-Clinical Diagnostics Holdings S.a.r.l. , (3 month LIBOR + 3.750%) 5.443%, 6/30/21	3,122	3,127
Parexel International Corp. Tranche B , (1 month LIBOR + 3.000%) 4.569%, 9/27/24	1,820	1,828
PharMerica Corp.

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
First Lien, (3 month LIBOR + 3.500%) 4.903%, 9/26/24	$1,310	$1,316
Second Lien, (3 month LIBOR + 7.750%) 9.153%, 9/26/25	125	125
Quintiles IMS, Inc.
Tranche B-1, (3 month LIBOR + 2.000%) 3.693%, 3/7/24	2,027	2,035
Tranche B-2, (3 month LIBOR + 2.000%) 3.693%, 1/17/25	105	105
Quorum Health Corp. , (1 month LIBOR + 6.750%) 8.319%, 4/29/22	1,422	1,435
Select Medical Corp. Tranche B , (3 month PRIME + 2.500%) 5.925%, 3/1/21	1,504	1,517
Sterigenics-Nordion , (1 month LIBOR + 3.000%) 4.569%, 5/15/22	2,191	2,189
Surgery Partners LLC , (1 month LIBOR + 3.250%) 4.820%, 9/2/24	2,888	2,854
Team Health Holdings, Inc. , (1 month LIBOR + 2.750%) 4.319%, 2/6/24	1,065	1,036
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 5.943%, 12/30/22	2,314	2,277
Valeant Pharmaceuticals International, Inc. Series F-4, Tranche B , (1 month LIBOR + 3.500%) 4.940%, 4/1/22	3,378	3,424
Wink Holdco, Inc. First Lien , (3 month LIBOR + 3.000%) 4.490%, 12/2/24	100	100

		63,774

Industrials—14.4%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 6.802%, 10/25/23	2,608	2,634
Accudyne Industries LLC , (1 month LIBOR + 3.750%) 5.319%, 8/18/24	1,192	1,200
Advanced Disposal Services, Inc. , (weekly LIBOR + 2.250%) 3.739%, 11/10/23	617	618
American Airlines, Inc.
2017 Replacement, (1 month LIBOR + 2.000%) 3.552%, 6/27/20	1,763	1,764
2017, Tranche B, (1 month LIBOR + 2.000%) 3.569%, 4/28/23	1,198	1,197
Apex Tool Group LLC , (1 month LIBOR + 3.250%) 4.819%, 1/31/20	1,784	1,778

	PAR VALUE	VALUE
Industrials—(continued)
Beacon Roofing Supply, Inc. Tranche B , (3 month LIBOR + 2.250%) 0.000%, 1/2/25(4)	$630	$631
Brand Energy & Infrastructure Services, Inc. , (3 month LIBOR + 4.250%) 5.620%, 6/21/24	2,348	2,356
Brickman Group Ltd. LLC (The)
First Lien, (3 month LIBOR + 3.000%) 4.435%, 12/18/20	3,667	3,684
Second Lien, (1 month LIBOR + 6.500%) 7.991%, 12/17/21	923	926
Casella Waste Systems, Inc. Tranche B-1 , (1 month LIBOR + 2.500%) 3.991%, 10/17/23	1,183	1,187
Circor International, Inc. , (1 month LIBOR + 3.500%) 4.932%, 12/11/24	1,900	1,893
CSC SW Holdco, Inc. Tranche B-1, First Lien , (2 month LIBOR + 3.750%) 5.147%, 11/14/22	3,284	3,307
Filtration Group, Inc. First Lien , (3 month LIBOR + 3.000%) 4.380%, 11/23/20	2,745	2,765
Fort Dearborn Holding Co., Inc. First Lien , (3 month LIBOR + 4.000%) 5.350%, 10/19/23	1,801	1,799
Garda World Security Corp. Tranche B , (3 month PRIME + 2.500%) 5.984%, 5/24/24	801	804
Gardner Denver, Inc. Tranche B-1 , (1 month LIBOR + 2.750%) 4.443%, 7/30/24	3,162	3,170
Greenrock Finance, Inc. Tranche B, First Lien , (3 month LIBOR + 3.500%) 5.193%, 6/28/24	1,175	1,178
Hayward Industries, Inc. First Lien , (1 month LIBOR + 3.500%) 5.069%, 8/5/24	608	609
HD Supply, Inc.
Tranche B-3, (3 month LIBOR + 2.250%) 3.943%, 8/13/21	1,866	1,876
Tranche B-4, (3 month LIBOR + 2.500%) 4.193%, 10/17/23	662	667
Husky Injection Molding Systems Ltd. , (1 month LIBOR + 3.250%) 4.819%, 6/30/21	3,232	3,245
MRC Global (U.S.), Inc. Tranche B , (1 month LIBOR + 3.500%) 5.069%, 9/20/24	1,715	1,729
Navistar, Inc. Tranche B , (1 month LIBOR + 3.500%) 4.900%, 11/6/24	2,315	2,322
NN, Inc.
2017, (1 month LIBOR + 3.250%) 4.819%, 4/2/21	970	974

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Tranche B, (1 month LIBOR + 3.750%) 5.319%, 10/19/22	$1,414	$1,422
PAE Holding Corp. First Lien , (2 month LIBOR + 5.500%) 7.124%, 10/20/22	927	932
Paladin Brands Holding, Inc. Tranche B , (3 month LIBOR + 5.500%) 7.069%, 8/15/22	795	799
Prime Security Services Borrower LLC 2016 Refinancing, Tranche B-1, First Lien , (1 month LIBOR + 2.750%) 4.319%, 5/2/22	2,425	2,441
Quikrete Holdings, Inc. First Lien , (1 month LIBOR + 2.750%) 4.319%, 11/15/23	3,487	3,491
RBS Global, Inc. (Rexnord LLC) , (1 month LIBOR + 2.250%) 3.802%, 8/21/24	1,172	1,177
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 5.569%, 11/8/24	1,771	1,767
Science Applications International Corp. Tranche B , (3 month LIBOR + 2.500%) 3.938%, 5/4/22	1,501	1,510
Sedgwick Claims Management Services, Inc.
First Lien, (1 month LIBOR + 2.750%) 4.319%, 3/1/21	3,427	3,423
Second Lien, (3 month LIBOR + 5.750%) 7.229%, 2/28/22	1,725	1,734
Siteone Landscape Supply, LLC Tranche D , (1 month LIBOR + 2.750%) 4.320%, 4/29/22	1,448	1,453
TransDigm, Inc.
Tranche F, (3 month LIBOR + 2.750%) 4.381%, 6/9/23	6,575	6,583
Tranche G, (3 month LIBOR + 3.000%) 4.693%, 8/22/24	1,015	1,019
Transplace Holdings, Inc. First Lien , (1 month LIBOR + 4.250%) 5.642%, 10/7/24	790	797
WEX, Inc. Tranche B-2 , (1 month LIBOR + 2.750%) 4.319%, 6/30/23	2,003	2,010
Wrangler Buyer Corp. (Waste Industries USA, Inc.) , (1 month LIBOR + 3.000%) 4.569%, 9/27/24	925	930
Zodiac Pool Solutions LLC Tranche B-1, First Lien , (3 month LIBOR + 4.000%) 5.693%, 12/20/23	1,703	1,710

		77,511

	PAR VALUE	VALUE
Information Technology—9.2%
Alorica, Inc. Tranche B , (1 month LIBOR + 3.750%) 5.319%, 6/30/22	$331	$331
Applied Systems, Inc.
First Lien, (3 month LIBOR + 3.250%) 4.943%, 9/19/24	284	287
Second Lien, (3 month LIBOR + 7.000%) 8.693%, 9/19/25	320	331
Blackboard, Inc. Tranche B-4, First Lien , (3 month LIBOR + 5.000%) 6.354%, 6/30/21	3,082	3,048
BMC Software Finance, Inc. Tranche B-2 , (1 month LIBOR + 3.250%) 4.819%, 9/10/22	2,783	2,783
Dell International LLC Tranche B , (1 month LIBOR + 2.000%) 3.570%, 9/7/23	4,445	4,441
Everi Payments, Inc. Tranche B , (3 month LIBOR + 3.500%) 4.979%, 5/9/24	1,821	1,837
First Data Corp.
2022, Tranche-D, (1 month LIBOR + 2.250%) 3.802%, 7/8/22	1,525	1,525
2024, Tranche-A, (1 month LIBOR + 2.250%) 3.802%, 4/26/24	5,236	5,237
Go Daddy Operating Co. LLC Tranche B-1 , (1 month LIBOR + 2.250%) 3.819%, 2/15/24	1,973	1,977
Infor U.S., Inc. Tranche B-6 , (3 month LIBOR + 2.750%) 4.443%, 2/1/22	3,671	3,682
Intralinks, Inc. First Lien , (3 month LIBOR + 4.000%) 5.700%, 11/14/24	1,590	1,580
Kronos, Inc.
First Lien, (3 month LIBOR + 3.500%) 4.903%, 11/1/23	3,796	3,819
Second Lien, (3 month LIBOR + 8.250%) 9.627%, 11/1/24	965	1,000
Leidos Innovations Corp. Tranche B , (1 month LIBOR + 2.000%) 3.625%, 8/16/23	1,396	1,407
NAB Holdings LLC , (1 month LIBOR + 3.250%) 4.819%, 7/1/24	1,731	1,735
ON Semiconductor Corp. Tranche B-2 , (1 month LIBOR + 2.000%) 3.569%, 3/31/23	635	638
Presidio LLC
Tranche B, (3 month PRIME + 2.250%) 5.668%, 2/2/22	1,109	1,111
Tranche B, (3 month LIBOR + 2.750%) 0.000%, 2/2/24(4)	260	261

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Rackspace Hosting, Inc. 2017, Tranche B, First Lien , (3 month LIBOR + 3.000%) 4.385%, 11/3/23	$3,137	$3,133
Radiate Holdco LLC , (1 month LIBOR + 3.000%) 4.569%, 2/1/24	2,837	2,813
Sorenson Communications LLC First Lien , (3 month LIBOR + 5.750%) 8.000%, 4/30/20	154	155
Tempo Acquisition LLC , (1 month LIBOR + 3.000%) 4.569%, 5/1/24	1,577	1,571
Veritas US, Inc. Tranche B , (3 month LIBOR + 4.500%) 6.193%, 1/27/23	2,659	2,663
Western Digital Corp. Tranche B-3 , (1 month LIBOR + 2.000%) 3.569%, 4/29/23	2,326	2,334

		49,699

Materials—10.2%
ABC Supply, Inc. , (1 month LIBOR + 2.500%) 4.069%, 10/31/23	3,514	3,526
Alpha 3 B.V. Tranche B-1 , (3 month LIBOR + 3.000%) 4.693%, 1/31/24	756	760
Anchor Glass Container Corp.
2017, First Lien, (1 month LIBOR + 2.750%) 4.250%, 12/7/23	998	998
Second Lien, (1 month LIBOR + 7.750%) 9.182%, 12/7/24	1,358	1,369
Berlin Packaging, Inc. S.a.r.l. 2017, First Lien , (3 month LIBOR + 3.250%) 4.797%, 10/1/21	1,853	1,864
Berry Global Group, Inc.
Tranche O, (3 month LIBOR + 2.000%) 3.406%, 2/8/20	2,988	2,999
Tranche P, (3 month LIBOR + 2.000%) 3.406%, 1/6/21	1,843	1,849
Tranche M, (1 month LIBOR + 2.250%) 3.750%, 10/1/22	548	549
Tranche N, (1 month LIBOR + 2.250%) 3.682%, 1/19/24	273	274
BWAY Corp. , (3 month LIBOR + 3.250%) 4.599%, 4/3/24	1,821	1,827
CPG International LLC , (3 month LIBOR + 3.750%) 5.593%, 5/5/24	2,390	2,394
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 5.962%, 8/17/22	5,097	3,670

	PAR VALUE	VALUE
Materials—(continued)
H.B. Fuller Co. , (1 month LIBOR + 2.250%) 3.751%, 10/20/24	$1,247	$1,250
Ineos U.S. Finance LLC 2024 , (1 month LIBOR + 2.000%) 3.569%, 4/1/24	5,380	5,380
IPS Acquisition LLC First Lien , (1 month LIBOR + 3.250%) 4.819%, 11/7/24	1,005	1,008
Klockner Pentaplast of America, Inc. , (3 month LIBOR + 4.250%) 5.943%, 6/30/22	3,112	3,139
KMG Chemicals, Inc. , (1 month LIBOR + 2.750%) 4.319%, 6/15/24	343	344
Kraton Polymers LLC , (1 month LIBOR + 3.000%) 4.569%, 1/6/22	683	690
MacDermid, Inc. Tranche B-7 , (1 month LIBOR + 2.500%) 4.069%, 6/7/20	1,216	1,223
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 4.250%) 5.943%, 2/14/24	706	712
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 4.250%) 5.819%, 8/25/23	2,483	2,501
PQ Corp. Tranche B-1 , (3 month LIBOR + 3.250%) 4.630%, 11/4/22	612	616
Solenis International LP First Lien , (3 month LIBOR + 3.250%) 4.729%, 7/31/21	2,265	2,269
Summit Materials , (1 month LIBOR + 2.250%) 3.819%, 11/21/24	3,060	3,072
Tricorbraun Holding, Inc.
First Lien, (3 month LIBOR + 3.750%) 4.571%, 11/30/23	180	180
First Lien, (3 month LIBOR + 3.750%) 5.443%, 11/30/23	1,790	1,783
Trident TPI Holdings, Inc. Tranche B-1 , (2 month LIBOR + 3.250%) 4.673%, 10/17/24	560	563
Tronox Ltd.
First Lien, (3 month LIBOR + 3.000%) 4.693%, 9/23/24	412	414
First Lien, (3 month LIBOR + 3.000%) 4.693%, 9/23/24	178	179
Univar USA, Inc. Tranche B-3 , (1 month LIBOR + 2.500%) 4.069%, 7/1/24	3,511	3,522
Vantage Specialty Chemicals, Inc. First Lien , (3 month LIBOR + 4.000%) 5.371%, 10/28/24	160	161
Venator Materials Corp. , (3 month LIBOR + 3.000%) 4.380%, 8/8/24	2,329	2,347

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
Zep, Inc. , (3 month LIBOR + 4.000%) 5.380%, 8/12/24	$1,222	$1,230

		54,662

Real Estate—1.8%
Capital Automotive LP
Tranche B-2, First Lien, (1 month LIBOR + 2.500%) 4.070%, 3/25/24	517	518
Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.570%, 3/24/25	1,479	1,516
Communications Sales & Leasing, Inc. , (1 month LIBOR + 3.000%) 4.569%, 10/24/22	2,217	2,139
DTZ U.S. Borrower, LLC First Lien , (3 month LIBOR + 3.250%) 4.767%, 11/4/21	1,793	1,768
Realogy Group LLC Tranche B , (1 month LIBOR + 2.250%) 3.819%, 7/20/22	3,517	3,523

		9,464

Telecommunication Services—6.8%
Altice Financing S.A. 2017 Refinancing , (3 month LIBOR + 2.750%) 4.109%, 7/15/25	2,124	2,078
CenturyLink, Inc. Tranche B , (3 month PRIME + 1.750%) 5.160%, 1/31/25	3,055	2,943
Digicel International Finance Ltd. Tranche-B, First Lien , (1 month LIBOR + 3.750%) 5.310%, 5/27/24	733	736
Frontier Communications Corp. Tranche B-1 , (1 month LIBOR + 3.750%) 5.320%, 6/15/24	1,841	1,762
Global Tel*Link Corp. First Lien , (3 month LIBOR + 4.000%) 5.693%, 5/23/20	2,019	2,023
Level 3 Financing, Inc. 2024, Tranche B , (3 month LIBOR + 2.250%) 3.696%, 2/22/24	8,712	8,712
Neustar, Inc.
Tranche B1, (3 month LIBOR + 3.250%) 4.647%, 1/8/20	288	292
Tranche B2, (3 month LIBOR + 3.750%) 5.147%, 8/8/24	1,202	1,212
Numericable U.S. LLC , (3 month LIBOR + 3.000%) 4.349%, 1/31/26	1,120	1,077
SBA Senior Finance II LLC Tranche B-1 , (1 month LIBOR + 2.250%) 3.820%, 3/24/21	3,653	3,662
Securus Technologies Holdings, Inc.

	PAR VALUE	VALUE
Telecommunication Services—(continued)
First Lien, (2 month LIBOR + 4.500%) 6.124%, 11/1/24	$2,495	$2,518
Second Lien, (2 month LIBOR + 8.250%) 9.874%, 11/1/25	985	993
Sprint Communications, Inc. , (1 month LIBOR + 2.500%) 4.125%, 2/2/24	2,342	2,341
UPC Financing Partnership , (1 month LIBOR + 2.500%) 3.977%, 1/15/26	3,335	3,332
Virgin Media Bristol LLC Tranche K , (1 month LIBOR + 2.500%) 3.977%, 1/15/26	2,105	2,104
West Corp. Tranche B , (1 month LIBOR + 4.000%) 5.350%, 10/10/24	1,077	1,079

		36,864

Utilities—3.7%
APLP Holdings LP , (1 month LIBOR + 3.500%) 5.069%, 4/13/23	1,516	1,535
Calpine Construction Finance Co., LP Tranche B , (1 month LIBOR + 2.500%) 4.069%, 1/15/25	1,995	1,993
Dayton Power And Light Co. , (1 month LIBOR + 3.250%) 4.820%, 8/24/22	273	274
Dynegy, Inc. Tranche C-2 , (1 month LIBOR + 2.750%) 4.251%, 2/7/24	2,679	2,690
Energy Future Intermediate Holding Co., LLC , (1 month LIBOR + 3.000%) 4.546%, 6/30/18	3,670	3,678
NRG Energy, Inc. , (3 month LIBOR + 2.250%) 3.943%, 6/30/23	5,067	5,068
Talen Energy Supply LLC
Tranche B-1, (1 month LIBOR + 4.000%) 5.569%, 7/15/23	1,043	1,050
(1 month LIBOR + 4.000%) 5.569%, 4/15/24	1,239	1,246
TerraForm Power Operating LLC , (3 month LIBOR + 2.750%) 4.147%, 11/8/22	520	527
Vistra Operations Co., LLC
Tranche C, (1 month LIBOR + 2.500%) 3.834%, 8/4/23	240	241
(1 month LIBOR + 2.750%) 3.951%, 8/4/23	1,352	1,358
2016, (1 month LIBOR + 2.750%) 4.162%, 12/14/23	390	393

		20,053

TOTAL LOAN AGREEMENTS (Identified Cost $544,427)		538,079

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—0.8%
Energy—0.2%
Ocean Rig UDW, Inc.(9)	47,376	$1,270
Sabine Oil & Gas LLC(9)	714	32

		1,302

Financials—0.2%
VICI Properties, Inc.(9)	54,327	1,114

Information Technology—0.1%
Avaya Holdings Corp.(9)	20,431	358

Utilities—0.3%
Vistra Energy Corp.	87,810	1,609

TOTAL COMMON STOCKS (Identified Cost $3,884)		4,383

RIGHTS—0.0%
Vistra Energy Corp.	152,810	137

TOTAL RIGHTS (Identified Cost $129)		137

WARRANTS—0.0%
Sabine Oil & Gas LLC(9)	404	2
Sabine Oil & Gas LLC(9)	2,268	15

TOTAL WARRANTS (Identified Cost $18)		17

TOTAL LONG TERM INVESTMENTS—106.5% (Identified Cost $577,964)		572,246	(5)

TOTAL INVESTMENTS—106.5% (Identified Cost $577,964)		572,246
Other assets and liabilities, net—(6.5)%		(34,722)

NET ASSETS—100.0%		$537,524

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of December 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $18,106 or 3.4% of net assets.

(3)	100% of the income received was in cash.
(4)	This loan will settle after December 31, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(5)	All or a portion of the Fund’s assets have been segregated as collateral for delayed delivery settlements and leverage.
(6)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(7)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	Non-income producing.

See Notes to Schedules of Investments

10

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	94%
Luxembourg	2
Canada	2
Netherlands	1
Other	1

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

11

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$28,888	$—	$28,881	$7
Loan Agreements	538,079	—	538,079	—	*
Mortgage-Backed Securities	742	—	742	—
Equity Securities:
Common Stocks	4,383	3,237	1,114	32
Rights	137	—	—	137
Warrants	17	—	—	17

Total Investments	$572,246	$3,237	$568,816	$193

*	Amount is less than $500.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(2)—99.2%
Alabama—1.0%
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	$500	$530
5.000%, 12/1/25	1,000	1,106

		1,636

Arizona—4.9%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,186
5.000%, 7/1/37	360	427
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	597
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	666
Maricopa County Industrial Development Authority, Banner Health Revenue 4.000%, 1/1/34	1,000	1,078
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,286
5.000%, 8/1/25	2,290	2,639

		7,879

Arkansas—0.4%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	603

California—4.9%
California Health Facilities Financing Authority, Sutter Health Revenue 5.000%, 11/15/30	600	720
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.000%, 6/1/21	100	106
4.500%, 6/1/23	225	247
4.500%, 6/1/24	150	165
California State Health Facilities Financing Authority,
Kaiser Permanente Revenue, 5.000%, 11/1/27	360	454

	PAR VALUE	VALUE
California—(continued)
Providence St. Joseph Health Revenue, 4.000%, 10/1/36	$275	$294
California State Municipal Finance Authority, Community Medical Centers Revenue 5.000%, 2/1/27	400	468
California Statewide Communities Development Authority, The Culinary Institute of America Revenue, 5.000%, 7/1/28	200	233
California, State of, General Obligation, 5.000%, 2/1/24	1,500	1,738
California, State of, Public Works Board, Judicial Council Projects Revenue, 5.000%, 3/1/27	500	574
Garden Grove Agency Community Development Successor Agency, Tax Allocation Revenue (BAM Insured), 5.000%, 10/1/30	1,000	1,186
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue (BAM Insured), 5.000%, 5/1/32	545	649
Oakland Unified School District, General Obligation, 5.000%, 8/1/30	500	598
Palm Desert Redevelopment Agency Successor Agency (BAM Insured), 5.000%, 10/1/28	250	308
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured), 5.000%, 9/1/25	175	209

		7,949

Colorado—6.5%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue, 6.250%, 10/1/33	650	669
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	473
E-470 Public Highway Authority Revenue,
5.000%, 9/1/20	340	367
(NATL Insured), 0.000%, 9/1/29	665	375
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,135	2,576
6.250%, 11/15/28	2,250	2,921
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,437

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Colorado—(continued)
University of Colorado, Enterprise Revenue, (Pre-refunded 6/1/19 @100) 5.625%, 6/1/22	$1,650	$1,743

		10,561

Connecticut—1.4%
Connecticut Housing Finance Authority, Mortgage Revenue 3.200%, 11/15/33	425	432
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,757

		2,189

District of Columbia—3.3%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	5,257

Florida—8.7%
Brevard County Health Facilities Authority, Health First Revenue,
5.000%, 4/1/21	115	126
(Pre-refunded 4/1/19 @100), 7.000%, 4/1/39	1,050	1,120
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,186
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	354
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	200	220
Miami Beach Redevelopment Agency, Tax Increment Revenue, 5.000%, 2/1/32	300	346
Miami Beach, City of, Stormwater Revenue, (Pre-refunded 9/1/21 @100), 5.250%, 9/1/23	1,265	1,421
Miami-Dade County Aviation Revenue, 5.000%, 10/1/24	2,425	2,754
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	234
Miami-Dade County Expressway Authority, Toll Revenue, 5.000%, 7/1/33	455	531
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,962

	PAR VALUE	VALUE
Florida—(continued)
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	$1,935	$2,324
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	881
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	480	536

		13,995

Georgia—3.4%
Athens-Clarke County Unified Government, Water and Sewer Revenue (Pre-refunded 1/19/19 @100), 5.625%, 1/1/28	1,500	1,561
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	766
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	2,750	3,092

		5,419

Idaho—1.0%
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,595

Illinois—10.3%
Chicago O’Hare International Airport,
General Revenue, Senior Lien, 5.250%, 1/1/29	100	123
Passenger Facilities Charge Revenue, 5.000%, 1/1/20	750	798
Chicago, City of,
Sales Tax Revenue (Escrowed to Maturity), 5.000%, 1/1/21	750	822
Sales Tax Revenue (Pre-refunded 1/1/22 @100), 5.250%, 1/1/38	25	28
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	561
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	574
Waterworks Revenue, Second Lien, (AGM Insured), 5.000%, 11/1/31	500	591
Waterworks Revenue, Second Lien, (AGM Insured), 5.250%, 11/1/32	350	421
Illinois Finance Authority,

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Illinois—(continued)
KishHealth System Revenue (Escrowed to Maturity), 4.750%, 10/1/18	$700	$716
Rush University Medical Center Revenue (Pre-refunded 11/1/18 @100), 7.250%, 11/1/38	1,220	1,278
Rush University Medical Center Revenue, 5.000%, 11/15/21	250	277
Illinois State Toll Highway Authority, Toll Highway Revenue Senior Lien, 5.000%, 1/1/32	1,000	1,177
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	867
5.000%, 2/1/26	1,490	1,600
5.000%, 2/1/27	1,250	1,368
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue (AGM Insured), 0.000%, 6/15/26	1,000	757
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue 5.000%, 6/1/27	450	522
Sales Tax Securitization Corp., Chicago Sales Tax Revenue 5.000%, 1/1/30	1,500	1,834
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,692
5.125%, 4/1/36	500	534

		16,540

Indiana—2.2%
Indiana Finance Authority, Indiana University Health Center Revenue, 5.000%, 12/1/22	800	913
Indianapolis Local Public Improvements Bond Bank Revenue, 5.000%, 6/1/19	2,500	2,611

		3,524

Iowa—1.5%
Iowa, State of, Prison Infrastructure Funding Revenue (Pre-refunded 6/15/20 @100), 5.000%, 6/15/27	2,250	2,428

Louisiana—0.7%
New Orleans Sewerage Service Revenue,
5.000%, 6/1/19	500	522
5.000%, 6/1/20	550	590

		1,112

	PAR VALUE	VALUE
Maine—1.6%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	$1,000	$1,118
5.000%, 7/1/29	580	641
5.000%, 7/1/30	770	847

		2,606

Maryland—3.0%
Baltimore, City of, Convention Center Hotel Revenue, 5.000%, 9/1/36	250	284
Maryland Economic Development Corp., Exelon Generation Co. Revenue, 2.550%, 12/1/25(1)	500	502
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue, (Pre-refunded 7/1/19 @100), 5.000%, 7/1/32	250	263
Anne Arundel Health System Revenue (Pre-refunded 7/1/19 @100), 6.750%, 7/1/29	2,015	2,168
Medstar Health System Revenue, 5.000%, 8/15/26	800	945
Medstar Health System Revenue, 5.000%, 5/15/42	600	688

		4,850

Massachusetts—0.4%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	598

Michigan—1.7%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,446
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	598
4.000%, 10/15/36	500	535
Royal Oak Hospital Finance Authority, William Beaumont Hospital Revenue, 5.000%, 9/1/19	200	211

		2,790

New Jersey—4.7%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,056

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
New Jersey—(continued)
New Jersey Economic Development Authority, Cigarette Tax Revenue (AGM Insured), 5.000%, 6/15/22	$3,000	$3,297
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,835	1,939
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	260
Tobacco Settlement Financing Corp. Tobacco Settlement Revenue 5.000%, 6/1/41	1,000	970

		7,522

New York—10.5%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	632
Long Island Power Authority, Electric Revenue, 5.000%, 9/1/32	250	299
Metropolitan Transportation Authority, Transportation Revenue,
6.250%, 11/15/23	605	631
(Pre-refunded 11/15/18 @100), 6.250%, 11/15/23	25	26
(Pre-refunded 11/15/18 @100), 6.250%, 11/15/23	2,510	2,612
New York City General Obligation,
6.250%, 10/15/28	40	41
(Pre-refunded 10/15/18 @100), 6.250%, 10/15/28	960	995
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue
(AGC Insured), 6.125%, 1/1/29	500	523
(AMBAC Insured), 5.000%, 1/1/20	900	903
(AMBAC Insured), 5.000%, 1/1/31	470	471
New York City Municipal Water Finance Authority, Water & Sewer System Revenue, 5.750%, 6/15/40	3,530	3,598
New York City Transitional Finance Authority, Subordinate Future Tax Secured Revenue 5.000%, 5/1/35	3,165	3,759
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	175

	PAR VALUE	VALUE
New York—(continued)
Orange Regional Medical Center Revenue, 5.000%, 12/1/23(3)	$300	$337
New York Transportation Development Corp., American Airlines JFK Project Revenue, 5.000%, 8/1/26	250	269
Triborough Bridge & Tunnel Authority, Toll Revenue Subordinate Lien, 5.000%, 11/15/23	750	874
TSASC, Inc., Tobacco Settlement Revenue 5.000%, 6/1/34	190	218
Utility Debt Securitization Authority Restructuring Charge, Electric Revenue, 5.000%, 6/15/26	500	589

		16,952

North Dakota—0.8%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,379

Ohio—2.7%
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,409
Ohio State Juvenile Correction Facilities Project, Lease Revenue,
5.000%, 10/1/20	465	505
5.000%, 10/1/21	1,080	1,202
5.000%, 10/1/22	1,135	1,294

		4,410

Oklahoma—0.8%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, (Pre-refunded 1/1/21 @100), 5.000%, 1/1/29	1,250	1,369

Oregon—1.6%
Oregon Facilities Authority, University of Portland Revenue, 5.000%, 4/1/30	240	277
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,314
Washington & Multnomah Counties, Beaverton School District No. 48J, 0.000%, 6/15/36	800	938

		2,529

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Pennsylvania—4.9%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	$250	$286
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	298
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien,
6.375%, 12/1/38	2,000	2,553
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	1,235	1,382
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	250	280
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	265	296
(Pre-refunded 12/1/21 @100), 5.250%, 12/1/31	2,000	2,263
Philadelphia, City of,
Water & Wastewater Revenue, 5.000%, 11/1/31	125	150
Water & Wastewater Revenue, 5.000%, 10/1/42	300	351

		7,859

South Carolina—0.9%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,148
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	296

		1,444

Tennessee—2.0%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,140
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	580	584
2.300%, 1/1/21	330	334
Tennessee State School Bond Authority, Higher Education Program Revenue, 5.000%, 11/1/34	1,000	1,223

		3,281

Texas—8.7%
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System (Pre-refunded 12/1/18 @ 100), 7.250%, 12/1/35	2,525	2,653
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,186

	PAR VALUE	VALUE
La Joya Independent School District, General Obligation (PSF Guaranteed), 5.000%, 2/15/20	$1,000	$1,069
North Texas Tollway Authority, Senior Lien Toll Revenue, 5.000%, 1/1/30	400	475
Southmost Regional Water Authority, Desalination Plant Project Revenue
(AGM Insured), 5.000%, 9/1/25	1,015	1,146
(AGM Insured), 5.000%, 9/1/23	1,085	1,219
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior Lien, 6.250%, 12/15/26	1,580	1,898
Corp. II, 1.754%, 9/15/27(1)	3,000	2,849
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue (BAM Insured), 5.000%, 8/1/24	1,340	1,573

		14,068

Vermont—0.4%
Burlington, City of, Airport Revenue (AGM Insured), 5.000%, 7/1/24	200	227
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	347

		574

Virginia—1.5%
Riverside Regional Jail Authority, Jail Facility Revenue, 5.000%, 7/1/26	1,250	1,504
Virginia College Building Authority, Marymount University Revenue,
5.000%, 7/1/20(3)	200	211
5.000%, 7/1/21(3)	400	429
5.000%, 7/1/22(3)	195	213

		2,357

Washington—1.2%
King County Sewer Revenue 5.000%, 7/1/36	1,630	1,932

West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	400	456

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Wisconsin—1.3%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	$1,000	$1,149
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	252
State of Wisconsin, General Obligation, 5.000%, 11/1/27	600	748

		2,149

TOTAL MUNICIPAL BONDS (Identified Cost $152,550)		159,812

TOTAL LONG TERM INVESTMENTS—99.2% (Identified Cost $152,550)		159,812

	SHARES
SHORT-TERM INVESTMENT—0.6%
Money Market Mutual Fund—0.6%
Dreyfus AMT-Free Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 1.140%)(4)	1,041,574	1,042

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,042)		1,042

TOTAL INVESTMENTS—99.8% (Identified Cost $153,592)		160,854
Other assets and liabilities, net—0.2%		396

NET ASSETS—100.0%		$161,250

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund

Footnote Legend:

(1)

Variable or step coupon security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)

At December 31, 2017, 20.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $1,190 or 0.7% of net assets.

(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$159,812	$—	$159,812
Equity Securities:
Short-Term Investment	1,042	1,042	—

Total Investments	$160,854	$1,042	$159,812

There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS(2)—50.8%
Equity Funds—41.7%
Virtus Duff & Phelps Global Infrastructure Fund Class I	462,458	$6,941
Virtus Duff & Phelps Global Real Estate Securities Fund Class I	136,204	4,036
Virtus Duff & Phelps International Real Estate Securities Fund Class I	629,436	4,620
Virtus Duff & Phelps Real Estate Securities Fund Class I	109,137	2,899

		18,496

Fixed Income Fund—9.1%
Virtus Newfleet Senior Floating Rate Fund Class I	430,722	4,053

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $15,747)		22,549

EXCHANGE-TRADED FUNDS(2)—47.8%
Global X Uranium Index Fund	1,462	22
iShares S&P North American Natural Resources Sector Index Fund	220,076	7,800
PowerShares DB Commodity Index Tracking Fund(1)	377,191	6,265
PowerShares DB G10 Currency Harvest Fund(1)	158,157	3,750
VanEck Vectors Agribusiness Index Fund	29,386	1,810
VanEck Vectors Coal Index Fund	95,589	1,532

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $17,933)		21,179

TOTAL LONG TERM INVESTMENTS—98.6% (Identified Cost $33,680)		43,728

SHORT-TERM INVESTMENT—1.2%
Money Market Mutual Fund(2)—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	554,139	554

TOTAL SHORT-TERM INVESTMENT (Identified Cost $554)		554

VALUE
TOTAL INVESTMENTS—99.8% (Identified Cost $34,234)	$44,282
Other assets and liabilities, net—0.2%	85

NET ASSETS—100.0%	$44,367

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Fund	$22,549	$22,549
Exchange-Traded Funds	21,179	21,179
Short-Term Investment	554	554

Total Investments	$44,282	$44,282

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.9%
Consumer Discretionary—19.8%
Amazon.com, Inc.(1)	5,120	$5,988
Aptiv plc	58,803	4,988
Best Buy Co., Inc.	140,942	9,650
BorgWarner, Inc.	42,760	2,185
Carnival Corp.	27,442	1,821
Charter Communications, Inc. Class A(1)	6,659	2,237
Chipotle Mexican Grill, Inc.(1)	781	226
Comcast Corp. Class A	155,736	6,237
Darden Restaurants, Inc.	3,903	375
Delphi Technologies plc(1)	19,170	1,006
DISH Network Corp. Class A(1)	7,538	360
Expedia, Inc.	1,569	188
Garmin Ltd.	135,319	8,061
H&R Block, Inc.	320,876	8,413
Hilton Worldwide Holdings, Inc.	13,743	1,098
Home Depot, Inc. (The)	35,076	6,648
Horton (D.R.), Inc.	72,254	3,690
Leggett & Platt, Inc.	45,847	2,188
Lennar Corp. Class A	43,104	2,726
Lowe’s Cos., Inc.	25,119	2,335
Marriott International, Inc. Class A	21,049	2,857
McDonald’s Corp.	25,223	4,341
MGM Resorts International	143,495	4,791
Mohawk Industries, Inc.(1)	21,899	6,042
Netflix, Inc.(1)	5,544	1,064
Norwegian Cruise Line Holdings Ltd.(1)	11,975	638
Priceline Group, Inc. (The)(1)	630	1,095
PulteGroup, Inc.	58,884	1,958
Royal Caribbean Cruises Ltd.	11,577	1,381
Starbucks Corp.	44,962	2,582
TripAdvisor, Inc.(1)	1,390	48
Wyndham Worldwide Corp.	6,917	801
Wynn Resorts Ltd.	22,176	3,739
Yum! Brands, Inc.	10,735	876

		102,633

Consumer Staples—5.1%
Altria Group, Inc.	55,629	3,972
Brown-Forman Corp. Class B	33,493	2,300
Constellation Brands, Inc. Class A	29,403	6,721

	SHARES	VALUE
Consumer Staples—(continued)
Philip Morris International, Inc.	45,035	$4,758
Sysco Corp.	145,514	8,837

		26,588

Energy—1.7%
Andeavor	9,574	1,095
Marathon Petroleum Corp.	33,575	2,215
Phillips 66	28,496	2,883
Valero Energy Corp.	29,292	2,692

		8,885

Financials—13.1%
Affiliated Managers Group, Inc.	1,776	365
Aflac, Inc.	16,183	1,421
Allstate Corp. (The)	15,377	1,610
Ameriprise Financial, Inc.	4,760	807
AON plc	19,054	2,553
Bank of America Corp.	69,275	2,045
Bank of New York Mellon Corp. (The)	32,795	1,766
BB&T Corp.	23,186	1,153
Berkshire Hathaway, Inc. Class B(1)	42,570	8,438
BlackRock, Inc.	3,935	2,021
Brighthouse Financial, Inc.(1)	3,924	230
Charles Schwab Corp. (The)	40,897	2,101
Chubb Ltd.	19,805	2,894
Cincinnati Financial Corp.	6,350	476
Citigroup, Inc.	19,236	1,431
Citizens Financial Group, Inc.	14,365	603
Comerica, Inc.	5,048	438
E*TRADE Financial Corp.(1)	9,439	468
Fifth Third Bancorp	21,137	641
Franklin Resources, Inc.	10,444	453
Gallagher (Arthur J.) & Co.	13,497	854
Goldman Sachs Group, Inc. (The)	12,347	3,146
Huntington Bancshares, Inc.	31,275	455
Invesco Ltd.	12,915	472
JPMorgan Chase & Co.	24,845	2,657
KeyCorp	31,203	629
Leucadia National Corp.	7,005	186
Lincoln National Corp.	9,071	697
M&T Bank Corp.	4,359	745
Marsh & McLennan Cos., Inc.	38,396	3,125
MetLife, Inc.	43,520	2,200

See Notes to Schedules of Investments

1

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Morgan Stanley	48,528	$2,546
Northern Trust Corp.	6,818	681
People’s United Financial, Inc.	9,879	185
PNC Financial Services Group, Inc. (The)	13,749	1,984
Principal Financial Group, Inc.	11,004	776
Progressive Corp. (The)	24,762	1,395
Prudential Financial, Inc.	17,484	2,010
Raymond James Financial, Inc.	4,404	393
Regions Financial Corp.	34,288	593
State Street Corp.	11,870	1,159
SunTrust Banks, Inc.	13,771	889
T. Rowe Price Group, Inc.	7,630	801
Torchmark Corp.	4,430	402
Travelers Cos., Inc. (The)	11,742	1,593
U.S. Bancorp	11,220	601
Unum Group	9,240	507
Wells Fargo & Co.	31,542	1,914
Willis Towers Watson plc	10,060	1,516
XL Group Ltd.	10,976	386
Zions Bancorporation	5,801	295

		67,706

Health Care—6.2%
Abbott Laboratories	24,196	1,381
Aetna, Inc.	6,183	1,115
Agilent Technologies, Inc.	14,325	959
Align Technology, Inc.(1)	13,179	2,928
Anthem, Inc.	4,894	1,101
Baxter International, Inc.	6,981	451
Becton, Dickinson & Co.	3,682	788
Boston Scientific Corp.(1)	19,108	474
Centene Corp.(1)	3,215	324
Cigna Corp.	4,692	953
Cooper Cos., Inc. (The)	8,926	1,945
Danaher Corp.	8,514	790
DENTSPLY SIRONA, Inc.	41,929	2,760
Edwards Lifesciences Corp.(1)	2,941	332
Hologic, Inc.(1)	3,906	167
Humana, Inc.	2,694	668
IDEXX Laboratories, Inc.(1)	1,216	190
Illumina, Inc.(1)	6,509	1,422
Intuitive Surgical, Inc.(1)	1,558	569
IQVIA Holdings, Inc.(1)	6,756	662

	SHARES	VALUE
Health Care—(continued)
Medtronic plc	18,864	$1,523
Mettler-Toledo International, Inc.(1)	1,144	709
PerkinElmer, Inc.	4,912	359
ResMed, Inc.	1,981	168
Stryker Corp.	4,480	694
Thermo Fisher Scientific, Inc.	17,840	3,388
UnitedHealth Group, Inc.	18,023	3,973
Varian Medical Systems, Inc.(1)	1,279	142
Waters Corp.(1)	3,558	687
Zimmer Biomet Holdings, Inc.	2,816	340

		31,962

Industrials—16.6%
A.O. Smith Corp.	16,063	984
Allegion plc	10,421	829
Arconic, Inc.	6,266	171
Boeing Co. (The)	8,239	2,430
Caterpillar, Inc.	36,911	5,816
Cintas Corp.	53,358	8,315
CSX Corp.	37,621	2,070
Cummins, Inc.	9,841	1,738
Deere & Co.	56,056	8,773
Dover Corp.	6,439	650
Expeditors International of Washington, Inc.	9,222	597
FedEx Corp.	12,592	3,142
Flowserve Corp.	5,403	228
Fortive Corp.	12,615	913
Fortune Brands Home & Security, Inc.	16,897	1,156
General Dynamics Corp.	4,130	840
Hunt (JB) Transport Services, Inc.	75,585	8,691
Illinois Tool Works, Inc.	12,812	2,138
Ingersoll-Rand plc	10,492	936
Johnson Controls International plc	102,290	3,898
Kansas City Southern	4,343	457
L3 Technologies, Inc.	1,160	230
Lockheed Martin Corp.	3,716	1,193
Masco Corp.	34,952	1,536
Norfolk Southern Corp.	11,870	1,720
Northrop Grumman Corp.	2,583	793
PACCAR, Inc.	21,946	1,560
Parker-Hannifin Corp.	5,507	1,099
Pentair plc	6,831	482
Raytheon Co.	4,304	809

See Notes to Schedules of Investments

2

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Republic Services, Inc.	35,738	$2,416
Robinson (C.H.) Worldwide, Inc.	7,160	638
Rockwell Collins, Inc.	2,410	327
Snap-on, Inc.	2,382	415
Stanley Black & Decker, Inc.	6,334	1,075
Stericycle, Inc.(1)	13,318	905
Textron, Inc.	3,926	222
TransDigm Group, Inc.	716	197
Union Pacific Corp.	32,969	4,421
United Parcel Service, Inc. Class B	35,143	4,187
United Technologies Corp.	11,016	1,405
Waste Management, Inc.	63,180	5,452
Xylem, Inc.	7,428	507

		86,361

Information Technology—17.7%
Activision Blizzard, Inc.	79,332	5,023
Adobe Systems, Inc.(1)	15,120	2,650
Advanced Micro Devices, Inc.(1)	8,526	88
Akamai Technologies, Inc.(1)	1,319	86
Alliance Data Systems Corp.	663	168
Alphabet, Inc. Class A(1)	2,295	2,418
Alphabet, Inc. Class C(1)	2,323	2,431
Amphenol Corp. Class A	45,076	3,958
Analog Devices, Inc.	3,896	347
ANSYS, Inc.(1)	2,598	383
Apple, Inc.	43,291	7,326
Applied Materials, Inc.	86,523	4,423
Autodesk, Inc.(1)	6,717	704
Automatic Data Processing, Inc.	6,100	715
Broadcom Ltd.	4,309	1,107
CA, Inc.	3,133	104
Cadence Design Systems, Inc.(1)	8,586	359
Citrix Systems, Inc.(1)	4,411	388
Corning, Inc.	133,286	4,264
eBay, Inc.(1)	7,663	289
Electronic Arts, Inc.(1)	32,443	3,408
Facebook, Inc. Class A(1)	18,250	3,220
Fidelity National Information Services, Inc.	4,564	429
Fiserv, Inc.(1)	2,889	379
FLIR Systems, Inc.	180,346	8,408
Global Payments, Inc.	2,093	210
Hewlett Packard Enterprise Co.	13,766	198

	SHARES	VALUE
Information Technology—(continued)
HP, Inc.	13,998	$294
Intel Corp.	49,801	2,299
Intuit, Inc.	7,459	1,177
KLA-Tencor Corp.	12,724	1,337
Lam Research Corp.	13,180	2,426
Mastercard, Inc. Class A	12,818	1,940
Microchip Technology, Inc.	2,467	217
Micron Technology, Inc.(1)	11,807	485
Microsoft Corp.	76,373	6,533
NetApp, Inc.	2,261	125
NVIDIA Corp.	6,359	1,230
Oracle Corp.	29,944	1,416
Paychex, Inc.	4,390	299
PayPal Holdings, Inc.(1)	15,515	1,142
Qorvo, Inc.(1)	1,349	90
QUALCOMM, Inc.	15,659	1,002
Red Hat, Inc.(1)	1,760	211
salesforce.com, Inc.(1)	20,923	2,139
Seagate Technology plc	2,413	101
Skyworks Solutions, Inc.	1,947	185
Symantec Corp.	6,093	171
Synopsys, Inc.(1)	4,603	392
TE Connectivity Ltd.	88,951	8,454
Texas Instruments, Inc.	10,492	1,096
Total System Services, Inc.	2,302	182
VeriSign, Inc.(1)	662	76
Visa, Inc. Class A	25,112	2,863
Western Digital Corp.	2,472	197
Western Union Co. (The)	6,368	121
Xerox Corp.	1,788	52
Xilinx, Inc.	2,634	178

		91,913

Materials—10.0%
Albemarle Corp.	7,406	947
Avery Dennison Corp.	10,735	1,233
DowDuPont, Inc.	108,121	7,700
Eastman Chemical Co.	6,714	622
Ecolab, Inc.	17,459	2,343
International Flavors & Fragrances, Inc.	5,294	808
International Paper Co.	50,145	2,905
LyondellBasell Industries N.V. Class A	80,234	8,852
Martin Marietta Materials, Inc.	17,765	3,927

See Notes to Schedules of Investments

3

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Nucor Corp.	146,097	$9,289
Packaging Corp. of America	11,458	1,381
PPG Industries, Inc.	17,193	2,009
Sealed Air Corp.	21,908	1,080
Sherwin-Williams Co. (The)	5,510	2,259
Vulcan Materials Co.	37,394	4,800
WestRock Co.	30,848	1,950

		52,105

Real Estate—6.4%
American Tower Corp.	13,441	1,918
CBRE Group, Inc. Class A(1)	193,764	8,392
Crown Castle International Corp.	12,724	1,413
Digital Realty Trust, Inc.	6,408	730
Duke Realty Corp.	66,067	1,798
Equinix, Inc.	2,440	1,106
Extra Space Storage, Inc.	3,944	345
Host Hotels & Resorts, Inc.	424,485	8,426
Iron Mountain, Inc.	8,280	312
Prologis, Inc.	98,778	6,372
Public Storage	4,686	979
SBA Communications, Corp.(1)	3,769	616
Weyerhaeuser Co.	23,581	831

		33,238

Utilities—3.3%
AES Corp.	362,559	3,926
American Water Works Co., Inc.	91,750	8,394
NRG Energy, Inc.	165,086	4,702

		17,022

TOTAL COMMON STOCKS (Identified Cost $394,537)		518,413

TOTAL LONG TERM INVESTMENTS—99.9% (Identified Cost $394,537)		518,413

SHORT-TERM INVESTMENT—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	1,450,953	1,451

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,451)		1,451

VALUE
TOTAL INVESTMENTS—100.2% (Identified Cost $395,988)	$519,864
Other assets and liabilities, net—(0.2)%	(789)

NET ASSETS—100.0%	$519,075

Abbreviation

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

4

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	94%
Switzerland	2
United Kingdom	2
Ireland	2

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$518,413	$518,413
Short-Term Investment	1,451	1,451

Total Investments	$519,864	$519,864

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS RAMPART GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—60.2%
Consumer Discretionary—11.9%
Amazon.com, Inc.(1)	81	$95
Aptiv plc	924	78
Best Buy Co., Inc.	2,236	153
BorgWarner, Inc.	678	35
Carnival Corp.	435	29
Charter Communications, Inc. Class A(1)	106	36
Chipotle Mexican Grill, Inc.(1)	13	4
Comcast Corp. Class A	2,471	99
Darden Restaurants, Inc.	62	6
Delphi Technologies plc	304	16
DISH Network Corp. Class A(1)	119	6
Expedia, Inc.	24	3
Garmin Ltd.	2,146	128
H&R Block, Inc.	5,090	133
Hilton Worldwide Holdings, Inc.	218	17
Home Depot, Inc. (The)	557	105
Horton (D.R.), Inc.	1,146	58
Leggett & Platt, Inc.	728	35
Lennar Corp. Class A	684	43
Lowe’s Cos., Inc.	399	37
Marriott International, Inc. Class A	334	45
McDonald’s Corp.	400	69
MGM Resorts International	2,276	76
Mohawk Industries, Inc.(1)	347	96
Netflix, Inc.(1)	88	17
Norwegian Cruise Line Holdings Ltd.	190	10
Priceline Group, Inc. (The)(1)	10	17
PulteGroup, Inc.	934	31
Royal Caribbean Cruises Ltd.	184	22
Starbucks Corp.	714	41
TripAdvisor, Inc.(1)	22	1
Wyndham Worldwide Corp.	110	13
Wynn Resorts Ltd.	351	59
Yum! Brands, Inc.	171	14

		1,627

Consumer Staples—3.1%
Altria Group, Inc.	883	63
Brown-Forman Corp. Class B	531	36
Constellation Brands, Inc. Class A	466	107
Philip Morris International, Inc.	715	76

	SHARES	VALUE
Consumer Staples—(continued)
Sysco Corp.	2,308	$140

		422

Energy—1.0%
Andeavor	152	17
Marathon Petroleum Corp.	533	35
Phillips 66	452	46
Valero Energy Corp.	465	43

		141

Financials—7.9%
Affiliated Managers Group, Inc.	27	6
Aflac, Inc.	257	23
Allstate Corp. (The)	244	26
Ameriprise Financial, Inc.	75	13
AON plc	302	40
Bank of America Corp.	1,099	32
Bank of New York Mellon Corp. (The)	520	28
BB&T Corp.	368	18
Berkshire Hathaway, Inc. Class B(1)	675	134
BlackRock, Inc.	62	32
Brighthouse Financial, Inc.(1)	62	4
Charles Schwab Corp. (The)	649	33
Chubb Ltd.	314	46
Cincinnati Financial Corp.	101	8
Citigroup, Inc.	305	23
Citizens Financial Group, Inc.	228	10
Comerica, Inc.	80	7
E*TRADE Financial Corp.(1)	150	7
Fifth Third Bancorp	336	10
Franklin Resources, Inc.	166	7
Gallagher (Arthur J.) & Co.	214	14
Goldman Sachs Group, Inc. (The)	195	50
Huntington Bancshares, Inc.	497	7
Invesco Ltd.	205	7
JPMorgan Chase & Co.	394	42
KeyCorp	495	10
Leucadia National Corp.	112	3
Lincoln National Corp.	144	11
M&T Bank Corp.	69	12
Marsh & McLennan Cos., Inc.	609	50
MetLife, Inc.	690	35
Morgan Stanley	770	40

See Notes to Schedules of Investments

1

VIRTUS RAMPART GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Northern Trust Corp.	109	$11
People’s United Financial, Inc.	157	3
PNC Financial Services Group, Inc. (The)	218	31
Principal Financial Group, Inc.	175	12
Progressive Corp. (The)	393	22
Prudential Financial, Inc.	277	32
Raymond James Financial, Inc.	70	6
Regions Financial Corp.	544	9
SBA Communications, Corp.(1)	60	10
State Street Corp.	189	18
SunTrust Banks, Inc.	218	14
T. Rowe Price Group, Inc.	121	13
Torchmark Corp.	70	6
Travelers Cos., Inc. (The)	187	25
U.S. Bancorp	178	10
Unum Group	146	8
Wells Fargo & Co.	501	30
Willis Towers Watson plc	160	24
XL Group Ltd.	174	6
Zions Bancorporation	92	5

		1,083

Health Care—3.7%
Abbott Laboratories	384	22
Aetna, Inc.	98	18
Agilent Technologies, Inc.	227	15
Align Technology, Inc.(1)	209	46
Anthem, Inc.	78	18
Baxter International, Inc.	111	7
Becton, Dickinson & Co.	58	12
Boston Scientific Corp.(1)	303	7
Centene Corp.(1)	51	5
Cigna Corp.	74	15
Cooper Cos., Inc. (The)	141	31
Danaher Corp.	135	13
DENTSPLY SIRONA, Inc.	665	44
Edwards Lifesciences Corp.(1)	46	5
Hologic, Inc.(1)	62	3
Humana, Inc.	42	10
IDEXX Laboratories, Inc.(1)	20	3
Illumina, Inc.(1)	104	23
Intuitive Surgical, Inc.(1)	25	9
IQVIA Holdings, Inc.(1)	108	11

	SHARES	VALUE
Health Care—(continued)
Medtronic plc	299	$24
Mettler-Toledo International, Inc.(1)	18	11
PerkinElmer, Inc.	78	6
ResMed, Inc.	32	3
Stryker Corp.	71	11
Thermo Fisher Scientific, Inc.	283	54
UnitedHealth Group, Inc.	286	63
Varian Medical Systems, Inc.(1)	21	2
Waters Corp.(1)	56	11
Zimmer Biomet Holdings, Inc.	44	5

		507

Industrials—10.0%
A.O. Smith Corp.	255	16
Allegion plc	165	13
Arconic, Inc.	100	3
Boeing Co. (The)	130	38
Caterpillar, Inc.	585	92
Cintas Corp.	846	132
CSX Corp.	597	33
Cummins, Inc.	156	28
Deere & Co.	889	139
Dover Corp.	102	10
Expeditors International of Washington, Inc.	146	9
FedEx Corp.	199	50
Flowserve Corp.	86	4
Fortive Corp.	200	15
Fortune Brands Home & Security, Inc.	269	18
General Dynamics Corp.	65	13
Hunt (JB) Transport Services, Inc.	1,199	138
Illinois Tool Works, Inc.	203	34
Ingersoll-Rand plc	167	15
Johnson Controls International plc	1,623	62
Kansas City Southern	69	7
L3 Technologies, Inc.	19	4
Lockheed Martin Corp.	59	19
Masco Corp.	555	24
Norfolk Southern Corp.	189	27
Northrop Grumman Corp.	40	12
PACCAR, Inc.	348	25
Parker-Hannifin Corp.	87	17
Pentair plc	109	8
Raytheon Co.	68	13

See Notes to Schedules of Investments

2

VIRTUS RAMPART GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Republic Services, Inc.	567	$38
Robinson (C.H.) Worldwide, Inc.	114	10
Rockwell Collins, Inc.	39	5
Snap-on, Inc.	38	7
Stanley Black & Decker, Inc.	101	17
Stericycle, Inc.(1)	211	14
Textron, Inc.	62	4
TransDigm Group, Inc.	12	3
Union Pacific Corp.	523	70
United Parcel Service, Inc. Class B	558	67
United Technologies Corp.	175	22
Waste Management, Inc.	1,002	87
Xylem, Inc.	117	8

		1,370

Information Technology—10.7%
Activision Blizzard, Inc.	1,259	80
Adobe Systems, Inc.(1)	240	42
Advanced Micro Devices, Inc.(1)	135	1
Akamai Technologies, Inc.(1)	19	1
Alliance Data Systems Corp.	9	2
Alphabet, Inc. Class A(1)	37	39
Alphabet, Inc. Class C(1)	37	39
Amphenol Corp. Class A	715	63
Analog Devices, Inc.	62	6
ANSYS, Inc.(1)	41	6
Apple, Inc.	687	116
Applied Materials, Inc.	1,372	70
Autodesk, Inc.(1)	107	11
Automatic Data Processing, Inc.	97	11
Broadcom Ltd.	68	17
CA, Inc.	49	2
Cadence Design Systems, Inc.(1)	136	6
Citrix Systems, Inc.(1)	70	6
Corning, Inc.	2,115	68
eBay, Inc.(1)	121	5
Electronic Arts, Inc.(1)	514	54
Facebook, Inc. Class A(1)	289	51
Fidelity National Information Services, Inc.	72	7
Fiserv, Inc.(1)	45	6
FLIR Systems, Inc.	2,861	133
Global Payments, Inc.	33	3
Hewlett Packard Enterprise Co.	218	3

	SHARES	VALUE
Information Technology—(continued)
HP, Inc.	222	$5
Intel Corp.	790	36
Intuit, Inc.	118	19
KLA-Tencor Corp.	201	21
Lam Research Corp.	209	38
Mastercard, Inc. Class A	203	31
Microchip Technology, Inc.	39	3
Micron Technology, Inc.(1)	188	8
Microsoft Corp.	1,211	104
NetApp, Inc.	36	2
NVIDIA Corp.	101	20
Oracle Corp.	475	22
Paychex, Inc.	70	5
PayPal Holdings, Inc.(1)	246	18
Qorvo, Inc.(1)	22	1
QUALCOMM, Inc.	249	16
Red Hat, Inc.(1)	28	3
salesforce.com, Inc.(1)	332	34
Seagate Technology plc	39	2
Skyworks Solutions, Inc.	31	3
Symantec Corp.	97	3
Synopsys, Inc.(1)	73	6
TE Connectivity Ltd.	1,411	134
Texas Instruments, Inc.	167	17
Total System Services, Inc.	37	3
VeriSign, Inc.(1)	11	1
Visa, Inc. Class A	399	46
Western Digital Corp.	39	3
Western Union Co. (The)	101	2
Xerox Corp.	28	1
Xilinx, Inc.	41	3

		1,458

Materials—6.1%
Albemarle Corp.	117	15
Avery Dennison Corp.	170	20
DowDuPont, Inc.	1,715	122
Eastman Chemical Co.	107	10
Ecolab, Inc.	277	37
International Flavors & Fragrances, Inc.	84	13
International Paper Co.	796	46
LyondellBasell Industries N.V. Class A	1,272	140
Martin Marietta Materials, Inc.	281	62

See Notes to Schedules of Investments

3

VIRTUS RAMPART GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Nucor Corp.	2,318	$148
Packaging Corp. of America	182	22
PPG Industries, Inc.	272	32
Sealed Air Corp.	347	17
Sherwin-Williams Co. (The)	88	36
Vulcan Materials Co.	593	76
WestRock Co.	490	31

		827

Real Estate—3.8%
American Tower Corp.	213	30
CBRE Group, Inc. Class A(1)	3,074	133
Crown Castle International Corp.	201	22
Digital Realty Trust, Inc.	102	12
Duke Realty Corp.	1,048	29
Equinix, Inc.	39	18
Extra Space Storage, Inc.	62	5
Host Hotels & Resorts, Inc.	6,734	134
Iron Mountain, Inc.	131	5
Prologis, Inc.	1,567	101
Public Storage	74	15
Weyerhaeuser Co.	374	13

		517

Utilities—2.0%
AES Corp.	5,751	62
American Water Works Co., Inc.	1,455	133
NRG Energy, Inc.	2,619	75

		270

TOTAL COMMON STOCKS (Identified Cost $6,258)		8,222

EXCHANGE-TRADED FUNDS(2)—39.3%
iShares China Large-Cap Index Fund	14,673	677
iShares MSCI Hong Kong Index Fund	26,399	671
iShares MSCI Italy Capped Index Fund	21,845	665
iShares MSCI Japan Index Fund	11,307	678
iShares MSCI South Korea Capped Index Fund	9,014	675
iShares MSCI Spain Capped Index Fund	20,138	660
iShares MSCI Switzerland Capped Index Fund	19,366	689
iShares MSCI Taiwan Capped Index Fund	18,259	661

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,674)		5,376

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $10,932)		13,598

SHORT-TERM INVESTMENT—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	58,749	$59

TOTAL SHORT-TERM INVESTMENT (Identified Cost $59)		59

TOTAL INVESTMENTS—99.9% (Identified Cost $10,991)		13,657
Other assets and liabilities, net—0.1%		14

NET ASSETS—100.0%		$13,671

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

4

VIRTUS RAMPART GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	90%
Korea	5
Ireland	1
Jersey	1
Netherlands	1
Switzerland	1
Other	1

Total	100%

†	% of total investments as of December 31, 2017

See Notes to Schedules of Investments

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$8,222	$8,222
Exchange-Traded Funds	5,376	5,376
Short-Term Investment	59	59

Total Investments	$13,657	$13,657

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS RAMPART LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUND(2)—98.1%
iShares S&P 100 Index Fund(3)	20,781	$2,466

TOTAL EXCHANGE-TRADED FUND (Identified Cost $2,470)		2,466

PURCHASED OPTION—0.0%

(see open purchased option schedule)

TOTAL PURCHASED OPTION—0.0% (Premium Paid $— (1))		—	(1)

TOTAL LONG TERM INVESTMENTS—98.1% (Identified Cost $2,470)		2,466

SHORT-TERM INVESTMENT—0.9%
Money Market Mutual Fund(2)—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)	22,786	23

TOTAL SHORT-TERM INVESTMENT (Identified Cost $23)		23

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.0% (Identified Cost $2,493)		2,489

WRITTEN OPTIONS—0.0%

(see open written options schedule)

TOTAL WRITTEN OPTIONS—0.0% (Premiums Received $4)		(1)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.0% (Identified Cost $2,489)		2,488
Other assets and liabilities, net—1.0%		25

NET ASSETS—100.0%		$2,513

Footnote Legend:

(1)	Amount is less than $500.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(3)	All or a portion of the security is segregated as collateral for written options.

See Notes to Schedules of Investments

1

VIRTUS RAMPART LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

Open Purchased Option contracts as of December 31, 2017, were as follows:

Description of Option	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option
CBOE Volatility Index	9	$11	$12	1/3/2018	$—	*

Total Purchased Option					$—	*

Open Written Options contracts as of December 31, 2017, were as follows:

Description of Option	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	3	$809	$2,695	1/5/2018	$(1)
S&P 500® Index	2	549	2,745	1/12/2018	—	*
S&P 500® Index	2	547	2,735	1/19/2018	—	*
S&P 500® Index	2	548	2,740	1/26/2018	—	*

Total Written Options					$(1)

Footnote Legend:

(1)	Strike price not reported in thousands.
*	Amount is less than $500.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017		Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Fund	$2,466		$2,466
Purchased Option	—	*	—	*
Short-Term Investment	23		23

Total Investments before Written Options	$2,489		$2,489
Written Options	$(1)		$(1)

Total investments Net of Written Options	$2,488		$2,488

*	Amount is less than $500.

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—35.8%
Consumer Discretionary—7.1%
Amazon.com, Inc.(1)	301	$352
Aptiv plc	3,420	290
Best Buy Co., Inc.	8,283	567
BorgWarner, Inc.	2,513	128
Carnival Corp.	1,613	107
Charter Communications, Inc. Class A(1)	391	131
Chipotle Mexican Grill, Inc.(1)	45	13
Comcast Corp. Class A	9,152	367
Darden Restaurants, Inc.	229	22
Delphi Technologies plc(1)	1,126	59
DISH Network Corp. Class A(1)	443	21
Expedia, Inc.	92	11
Garmin Ltd.	7,952	474
H&R Block, Inc.	18,856	494
Hilton Worldwide Holdings, Inc.	807	64
Home Depot, Inc. (The)	2,061	391
Horton (D.R.), Inc.	4,246	217
Leggett & Platt, Inc.	2,695	129
Lennar Corp. Class A	2,534	160
Lowe’s Cos., Inc.	1,476	137
Marriott International, Inc. Class A	1,237	168
McDonald’s Corp.	1,482	255
MGM Resorts International	8,433	282
Mohawk Industries, Inc.(1)	1,287	355
Netflix, Inc.(1)	326	63
Norwegian Cruise Line Holdings Ltd.(1)	704	37
Priceline Group, Inc. (The)(1)	37	64
PulteGroup, Inc.	3,460	115
Royal Caribbean Cruises Ltd.	681	81
Starbucks Corp.	2,642	152
TripAdvisor, Inc.(1)	82	3
Wyndham Worldwide Corp.	406	47
Wynn Resorts Ltd.	1,303	220
Yum! Brands, Inc.	631	52

		6,028

Consumer Staples—1.8%
Altria Group, Inc.	3,269	234
Brown-Forman Corp. Class B	1,968	135
Constellation Brands, Inc. Class A	1,728	395
Philip Morris International, Inc.	2,646	280

	SHARES	VALUE
Consumer Staples—(continued)
Sysco Corp.	8,551	$519

		1,563

Energy—0.6%
Andeavor	562	64
Marathon Petroleum Corp.	1,973	130
Phillips 66	1,675	170
Valero Energy Corp.	1,721	158

		522

Financials—4.7%
Affiliated Managers Group, Inc.	105	21
Aflac, Inc.	951	83
Allstate Corp. (The)	904	95
Ameriprise Financial, Inc.	280	47
AON plc	1,120	150
Bank of America Corp.	4,071	120
Bank of New York Mellon Corp. (The)	1,927	104
BB&T Corp.	1,363	68
Berkshire Hathaway, Inc. Class B(1)	2,502	496
BlackRock, Inc.	231	119
Brighthouse Financial, Inc.(1)	230	13
Charles Schwab Corp. (The)	2,403	123
Chubb Ltd.	1,164	170
Cincinnati Financial Corp.	374	28
Citigroup, Inc.	1,130	84
Citizens Financial Group, Inc.	844	35
Comerica, Inc.	296	26
E*TRADE Financial Corp.(1)	554	27
Fifth Third Bancorp	1,242	38
Franklin Resources, Inc.	614	27
Gallagher (Arthur J.) & Co.	793	50
Goldman Sachs Group, Inc. (The)	725	185
Huntington Bancshares, Inc.	1,838	27
Invesco Ltd.	759	28
JPMorgan Chase & Co.	1,460	156
KeyCorp	1,834	37
Leucadia National Corp.	412	11
Lincoln National Corp.	533	41
M&T Bank Corp.	256	44
Marsh & McLennan Cos., Inc.	2,257	184
MetLife, Inc.	2,557	129
Morgan Stanley	2,852	150

See Notes to Schedules of Investments

1

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Northern Trust Corp.	400	$40
People’s United Financial, Inc.	581	11
PNC Financial Services Group, Inc. (The)	808	117
Principal Financial Group, Inc.	646	46
Progressive Corp. (The)	1,456	82
Prudential Financial, Inc.	1,028	118
Raymond James Financial, Inc.	259	23
Regions Financial Corp.	2,015	35
State Street Corp.	698	68
SunTrust Banks, Inc.	809	52
T. Rowe Price Group, Inc.	449	47
Torchmark Corp.	260	24
Travelers Cos., Inc. (The)	690	94
U.S. Bancorp	659	35
Unum Group	543	30
Wells Fargo & Co.	1,854	112
Willis Towers Watson plc	591	89
XL Group Ltd.	645	23
Zions Bancorporation	341	17

		3,979

Health Care—2.2%
Abbott Laboratories	1,422	81
Aetna, Inc.	364	66
Agilent Technologies, Inc.	842	56
Align Technology, Inc.(1)	775	172
Anthem, Inc.	288	65
Baxter International, Inc.	410	27
Becton, Dickinson & Co.	216	46
Boston Scientific Corp.(1)	1,123	28
Centene Corp.(1)	189	19
Cigna Corp.	276	56
Cooper Cos., Inc. (The)	525	114
Danaher Corp.	500	46
DENTSPLY SIRONA, Inc.	2,464	162
Edwards Lifesciences Corp.(1)	173	20
Hologic, Inc.(1)	229	10
Humana, Inc.	158	39
IDEXX Laboratories, Inc.(1)	71	11
Illumina, Inc.(1)	382	83
Intuitive Surgical, Inc.(1)	92	34
IQVIA Holdings, Inc.(1)	397	39
Medtronic plc	1,109	90

	SHARES	VALUE
Health Care—(continued)
Mettler-Toledo International, Inc.(1)	67	$42
PerkinElmer, Inc.	289	21
ResMed, Inc.	117	10
Stryker Corp.	263	41
Thermo Fisher Scientific, Inc.	1,048	199
UnitedHealth Group, Inc.	1,059	233
Varian Medical Systems, Inc.(1)	75	8
Waters Corp.(1)	209	40
Zimmer Biomet Holdings, Inc.	165	20

		1,878

Industrials—6.0%
A.O. Smith Corp.	944	58
Allegion plc	613	49
Arconic, Inc.	369	10
Boeing Co. (The)	484	143
Caterpillar, Inc.	2,169	342
Cintas Corp.	3,135	488
CSX Corp.	2,210	122
Cummins, Inc.	578	102
Deere & Co.	3,294	516
Dover Corp.	378	38
Expeditors International of Washington, Inc.	541	35
FedEx Corp.	740	185
Flowserve Corp.	317	13
Fortive Corp.	741	54
Fortune Brands Home & Security, Inc.	993	68
General Dynamics Corp.	243	49
Hunt (JB) Transport Services, Inc.	4,442	511
Illinois Tool Works, Inc.	753	126
Ingersoll-Rand plc	617	55
Johnson Controls International plc	6,012	229
Kansas City Southern	255	27
L3 Technologies, Inc.	69	14
Lockheed Martin Corp.	218	70
Masco Corp.	2,054	90
Norfolk Southern Corp.	698	101
Northrop Grumman Corp.	152	47
PACCAR, Inc.	1,290	92
Parker-Hannifin Corp.	324	65
Pentair plc	401	28
Raytheon Co.	253	47
Republic Services, Inc.	2,100	142

See Notes to Schedules of Investments

2

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Robinson (C.H.) Worldwide, Inc.	421	$37
Rockwell Collins, Inc.	141	19
Snap-on, Inc.	140	24
Stanley Black & Decker, Inc.	373	63
Stericycle, Inc.(1)	783	53
Textron, Inc.	230	13
TransDigm Group, Inc.	42	11
Union Pacific Corp.	1,938	260
United Parcel Service, Inc. Class B	2,065	246
United Technologies Corp.	647	83
Waste Management, Inc.	3,712	320
Xylem, Inc.	437	30

		5,075

Information Technology—6.3%
Activision Blizzard, Inc.	4,662	295
Adobe Systems, Inc.(1)	888	156
Advanced Micro Devices, Inc.(1)	501	5
Akamai Technologies, Inc.(1)	77	5
Alliance Data Systems Corp.	39	10
Alphabet, Inc. Class A(1)	135	142
Alphabet, Inc. Class C(1)	136	142
Amphenol Corp. Class A	2,649	233
Analog Devices, Inc.	229	20
ANSYS, Inc.(1)	152	22
Apple, Inc.	2,544	431
Applied Materials, Inc.	5,085	260
Autodesk, Inc.(1)	394	41
Automatic Data Processing, Inc.	359	42
Broadcom Ltd.	253	65
CA, Inc.	184	6
Cadence Design Systems, Inc.(1)	505	21
Citrix Systems, Inc.(1)	259	23
Corning, Inc.	7,833	251
eBay, Inc.(1)	451	17
Electronic Arts, Inc.(1)	1,906	200
Facebook, Inc. Class A(1)	1,072	189
Fidelity National Information Services, Inc.	268	25
Fiserv, Inc.(1)	170	22
FLIR Systems, Inc.	10,599	494
Global Payments, Inc.	123	12
Hewlett Packard Enterprise Co.	809	12
HP, Inc.	823	17

	SHARES	VALUE
Information Technology—(continued)
Intel Corp.	2,927	$135
Intuit, Inc.	439	69
KLA-Tencor Corp.	748	79
Lam Research Corp.	775	143
Mastercard, Inc. Class A	753	114
Microchip Technology, Inc.	145	13
Micron Technology, Inc.(1)	694	29
Microsoft Corp.	4,488	384
NetApp, Inc.	132	7
NVIDIA Corp.	374	72
Oracle Corp.	1,760	83
Paychex, Inc.	258	18
PayPal Holdings, Inc.(1)	912	67
Qorvo, Inc.(1)	79	5
QUALCOMM, Inc.	920	59
Red Hat, Inc.(1)	104	13
salesforce.com, Inc.(1)	1,229	126
Seagate Technology plc	141	6
Skyworks Solutions, Inc.	115	11
Symantec Corp.	358	10
Synopsys, Inc.(1)	271	23
TE Connectivity Ltd.	5,227	497
Texas Instruments, Inc.	617	64
Total System Services, Inc.	135	11
VeriSign, Inc.(1)	39	5
Visa, Inc. Class A	1,475	168
Western Digital Corp.	145	12
Western Union Co. (The)	375	7
Xerox Corp.	105	3
Xilinx, Inc.	155	10

		5,401

Materials—3.6%
Albemarle Corp.	435	56
Avery Dennison Corp.	630	72
DowDuPont, Inc.	6,354	453
Eastman Chemical Co.	394	36
Ecolab, Inc.	1,026	138
International Flavors & Fragrances, Inc.	311	47
International Paper Co.	2,947	171
LyondellBasell Industries N.V. Class A	4,715	520
Martin Marietta Materials, Inc.	1,044	231
Nucor Corp.	8,586	546

See Notes to Schedules of Investments

3

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Packaging Corp. of America	673	$81
PPG Industries, Inc.	1,011	118
Sealed Air Corp.	1,288	63
Sherwin-Williams Co. (The)	324	133
Vulcan Materials Co.	2,198	282
WestRock Co.	1,813	115

		3,062

Real Estate—2.3%
American Tower Corp.	790	113
CBRE Group, Inc. Class A(1)	11,387	493
Crown Castle International Corp.	748	83
Digital Realty Trust, Inc.	376	43
Duke Realty Corp.	3,882	106
Equinix, Inc.	143	65
Extra Space Storage, Inc.	232	20
Host Hotels & Resorts, Inc.	24,945	495
Iron Mountain, Inc.	486	18
Prologis, Inc.	5,805	374
Public Storage	276	58
SBA Communications, Corp.(1)	221	36
Weyerhaeuser Co.	1,385	49

		1,953

Utilities—1.2%
AES Corp.	21,307	231
American Water Works Co., Inc.	5,392	493
NRG Energy, Inc.	9,701	276

		1,000

TOTAL COMMON STOCKS (Identified Cost $23,253)		30,461

EXCHANGE-TRADED FUNDS(2)—63.0%
iShares 1-3 Year Treasury Bond Index Fund	179,170	15,023
iShares China Large-Cap Index Fund	54,355	2,510
iShares Dow Jones U.S. Real Estate Index Fund	34,496	2,795
iShares iBoxx $ Investment Grade Corporate Bond Index Fund	41,594	5,056
iShares MSCI Hong Kong Index Fund	97,801	2,486
iShares MSCI Italy Capped Index Fund	80,928	2,463
iShares MSCI Japan Index Fund	41,889	2,510
iShares MSCI South Korea Capped Index Fund	33,394	2,502
iShares MSCI Spain Capped Index Fund	74,601	2,445
iShares MSCI Switzerland Capped Index Fund	71,743	2,553

	SHARES	VALUE
iShares MSCI Taiwan Capped Index Fund	67,643	$2,449
iShares TIPS Bond Index Fund	44,152	5,037
PowerShares DB Commodity Index Tracking Fund(1)	172,554	2,866
PowerShares DB Gold Fund	68,799	2,846

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $50,557)		53,541

TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $73,810)		84,002

SHORT-TERM INVESTMENT—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	1,237,441	1,237

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,237)		1,237

TOTAL INVESTMENTS—100.3% (Identified Cost $75,047)		85,239	(1)
Other assets and liabilities, net—(0.3)%		(245)

NET ASSETS—100.0%		$84,994

Abbreviation:

TIPS	Treasury-Inflation Protected Securities

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

4

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

Country Weightings †
United States	94%
Korea	3
Ireland	1
Switzerland	1
United Kingdom	1

Total	100%

†	% of total investments as of December 31, 2017

See Notes to Schedules of Investments

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$30,461	$30,461
Exchange-Traded Funds	53,541	53,541
Short-Term Investment	1,237	1,237

Total Investments	$85,239	$85,239

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%
Consumer Discretionary—19.7%
Advance Auto Parts, Inc.	1,417	$141
Amazon.com, Inc.(1)	7,713	9,020
Aptiv plc	3,969	337
AutoZone, Inc.(1)	525	373
Best Buy Co., Inc.	4,885	335
BorgWarner, Inc.	3,807	195
CarMax, Inc.(1)	3,525	226
Carnival Corp.	7,864	522
CBS Corp. Class B	6,977	412
Charter Communications, Inc. Class A(1)	3,690	1,240
Chipotle Mexican Grill, Inc.(1)	482	139
Comcast Corp. Class A	90,224	3,614
Darden Restaurants, Inc.	2,388	229
Discovery Communications, Inc. Class A(1)	2,997	67
Discovery Communications, Inc. Class C(1)	3,947	84
DISH Network Corp. Class A(1)	4,371	209
Dollar General Corp.	4,981	463
Dollar Tree, Inc.(1)	4,539	487
Expedia, Inc.	2,363	283
Foot Locker, Inc.	2,413	113
Ford Motor Co.	74,767	934
Gap, Inc. (The)	4,196	143
Garmin Ltd.	2,136	127
General Motors Co.	24,599	1,008
Genuine Parts Co.	2,840	270
Goodyear Tire & Rubber Co. (The)	4,729	153
H&R Block, Inc.	4,047	106
Hanesbrands, Inc.	7,006	147
Harley-Davidson, Inc.	3,237	165
Hasbro, Inc.	2,213	201
Hilton Worldwide Holdings, Inc.	3,870	309
Home Depot, Inc. (The)	22,427	4,251
Horton (D.R.), Inc.	6,543	334
Interpublic Group of Cos., Inc. (The)	7,470	151
Kohl’s Corp.	3,292	179
L Brands, Inc.	4,800	289
Leggett & Platt, Inc.	2,519	120
Lennar Corp. Class A	3,944	249
LKQ Corp.(1)	5,941	242
Lowe’s Cos., Inc.	15,824	1,471
Macy’s, Inc.	5,842	147

	SHARES	VALUE
Consumer Discretionary—(continued)
Marriott International, Inc. Class A	5,860	$795
Mattel, Inc.	6,708	103
McDonald’s Corp.	15,332	2,639
MGM Resorts International	9,900	331
Michael Kors Holdings Ltd.(1)	2,934	185
Mohawk Industries, Inc.(1)	1,196	330
Netflix, Inc.(1)	8,065	1,548
Newell Brands, Inc.	9,348	289
News Corp. Class A	7,351	119
News Corp. Class B	2,343	39
NIKE, Inc. Class B	25,213	1,577
Nordstrom, Inc.	2,252	107
Norwegian Cruise Line Holdings Ltd.(1)	3,450	184
O’Reilly Automotive, Inc.(1)	1,638	394
Omnicom Group, Inc.	4,442	324
Priceline Group, Inc. (The)(1)	938	1,630
PulteGroup, Inc.	5,214	173
PVH Corp.	1,482	203
Ralph Lauren Corp.	1,065	110
Ross Stores, Inc.	7,378	592
Royal Caribbean Cruises Ltd.	3,321	396
Scripps Networks Interactive, Inc. Class A	1,836	157
Signet Jewelers Ltd.	1,138	64
Starbucks Corp.	27,200	1,562
Tapestry, Inc.	5,477	242
Target Corp.	10,411	679
Tiffany & Co.	1,994	207
Time Warner, Inc.	14,954	1,368
TJX Cos., Inc. (The)	12,305	941
Tractor Supply Co.	2,422	181
TripAdvisor, Inc.(1)	2,095	72
Twenty-First Century Fox, Inc. Class A	20,265	700
Twenty-First Century Fox, Inc. Class B	8,442	288
Ulta Beauty, Inc.(1)	1,137	254
Under Armour, Inc. Class A(1)	3,650	53
Under Armour, Inc. Class C(1)	3,627	48
VF Corp.	6,314	467
Viacom, Inc. Class B	6,797	209
Walt Disney Co. (The)	28,931	3,110
Whirlpool Corp.	1,383	233
Wyndham Worldwide Corp.	1,932	224
Wynn Resorts Ltd.	1,568	264

See Notes to Schedules of Investments

1

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Yum! Brands, Inc.	6,523	$532

		53,408

Consumer Staples—4.9%
Altria Group, Inc.	13,791	985
Archer-Daniels-Midland Co.	4,225	169
Brown-Forman Corp. Class B	1,570	108
Campbell Soup Co.	1,574	76
Church & Dwight Co., Inc.	1,978	99
Clorox Co. (The)	998	148
Coca-Cola Co. (The)	27,479	1,261
Colgate-Palmolive Co.	6,418	484
Conagra Brands, Inc.	3,209	121
Constellation Brands, Inc. Class A	1,269	290
Costco Wholesale Corp.	3,189	594
Coty, Inc. Class A	3,932	78
CVS Health Corp.	7,281	528
Dr. Pepper Snapple Group, Inc.	1,395	135
Estee Lauder Cos., Inc. (The) Class A	1,695	216
General Mills, Inc.	4,280	254
Hershey Co. (The)	1,101	125
Hormel Foods Corp.	2,220	81
J.M. Smucker Co. (The)	902	112
Kellogg Co.	1,935	132
Kimberly-Clark Corp.	2,623	316
Kraft Heinz Co.(The)	4,389	341
Kroger Co. (The)	6,863	188
McCormick & Co., Inc.	951	97
Molson Coors Brewing Co. Class B	1,428	117
Mondelez International, Inc. Class A	11,002	471
Monster Beverage Corp.(1)	3,180	201
PepsiCo, Inc.	10,150	1,217
Philip Morris International, Inc.	11,047	1,167
Procter & Gamble Co. (The)	18,286	1,680
Sysco Corp.	3,605	219
Tyson Foods, Inc. Class A	2,283	185
Wal-Mart Stores, Inc.	7,409	732
Walgreens Boots Alliance, Inc.	6,347	461

		13,388

Energy—5.0%
Anadarko Petroleum Corp.	5,584	300
Andeavor	1,511	173
Apache Corp.	4,000	169

	SHARES	VALUE
Energy—(continued)
Baker Hughes a GE Co.	4,637	$147
Cabot Oil & Gas Corp.	4,935	141
Chesapeake Energy Corp.(1)	11,333	45
Chevron Corp.	18,477	2,313
Cimarex Energy Co.	1,034	126
Concho Resources, Inc.(1)	1,556	234
ConocoPhillips	11,952	656
Devon Energy Corp.	5,500	228
EOG Resources, Inc.	5,735	619
EQT Corp.	2,580	147
Exxon Mobil Corp.	35,809	2,995
Halliburton Co.	8,835	432
Helmerich & Payne, Inc.	1,324	86
Hess Corp.	2,953	140
Kinder Morgan, Inc.	19,175	346
Marathon Oil Corp.	9,214	156
Marathon Petroleum Corp.	4,964	327
National Oilwell Varco, Inc.	4,048	146
Newfield Exploration Co.(1)	2,385	75
Noble Energy, Inc.	5,228	152
Occidental Petroleum Corp.	7,559	557
ONEOK, Inc.	3,909	209
Phillips 66	4,309	436
Pioneer Natural Resources Co.	1,738	300
Range Resources Corp.	2,773	47
Schlumberger Ltd.	13,789	929
TechnipFMC plc	4,812	151
Valero Energy Corp.	4,387	403
Williams Cos., Inc. (The)	8,406	256

		13,441

Financials—19.8%
Affiliated Managers Group, Inc.	876	180
Aflac, Inc.	6,209	545
Allstate Corp. (The)	5,679	595
American Express Co.	11,394	1,132
American International Group, Inc.	14,195	846
Ameriprise Financial, Inc.	2,350	398
AON plc	3,953	530
Assurant, Inc.	856	86
Bank of America Corp.	154,607	4,564
Bank of New York Mellon Corp. (The)	16,218	873
BB&T Corp.	12,575	625

See Notes to Schedules of Investments

2

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Berkshire Hathaway, Inc. Class B(1)	30,499	$6,046
BlackRock, Inc.	1,953	1,003
Brighthouse Financial, Inc.(1)	1,517	89
Capital One Financial Corp.	7,704	767
Cboe Global Markets, Inc.	1,803	225
Charles Schwab Corp. (The)	19,006	976
Chubb Ltd.	7,371	1,077
Cincinnati Financial Corp.	2,354	176
Citigroup, Inc.	42,081	3,131
Citizens Financial Group, Inc.	7,854	330
CME Group, Inc.	5,368	784
Comerica, Inc.	2,772	241
Discover Financial Services	5,769	444
E*TRADE Financial Corp.(1)	4,296	213
Everest Re Group Ltd.	647	143
Fifth Third Bancorp	11,298	343
Franklin Resources, Inc.	5,176	224
Gallagher (Arthur J.) & Co.	2,859	181
Goldman Sachs Group, Inc. (The)	5,620	1,432
Hartford Financial Services Group, Inc. (The)	5,645	318
Huntington Bancshares, Inc.	17,199	250
Intercontinental Exchange, Inc.	9,226	651
Invesco Ltd.	6,452	236
JPMorgan Chase & Co.	55,003	5,882
KeyCorp	17,100	345
Leucadia National Corp.	5,010	133
Lincoln National Corp.	3,489	268
Loews Corp.	4,384	219
M&T Bank Corp.	2,390	409
Marsh & McLennan Cos., Inc.	8,082	658
MetLife, Inc.	16,673	843
Moody’s Corp.	2,618	386
Morgan Stanley	22,203	1,165
Nasdaq, Inc.	1,835	141
Navient Corp.	4,154	55
Northern Trust Corp.	3,367	336
People’s United Financial, Inc.	5,511	103
PNC Financial Services Group, Inc. (The)	7,562	1,091
Principal Financial Group, Inc.	4,262	301
Progressive Corp. (The)	9,220	519
Prudential Financial, Inc.	6,740	775
Raymond James Financial, Inc.	2,045	183
Regions Financial Corp.	18,444	319

	SHARES	VALUE
Financials—(continued)
S&P Global, Inc.	4,029	$683
State Street Corp.	5,894	575
SunTrust Banks, Inc.	7,590	490
Synchrony Financial	11,655	450
T. Rowe Price Group, Inc.	3,846	404
Torchmark Corp.	1,698	154
Travelers Cos., Inc. (The)	4,316	585
U.S. Bancorp	25,165	1,348
Unum Group	3,538	194
Wells Fargo & Co.	70,181	4,258
Willis Towers Watson plc	2,106	317
XL Group Ltd.	4,056	143
Zions Bancorporation	3,162	161

		53,547

Health Care—4.9%
Abbott Laboratories	6,207	354
AbbVie, Inc.	6,711	649
Aetna, Inc.	1,412	255
Agilent Technologies, Inc.	1,356	91
Alexion Pharmaceuticals, Inc.(1)	940	112
Align Technology, Inc.(1)	304	68
Allergan plc	1,483	243
AmerisourceBergen Corp.	702	64
Amgen, Inc.	3,070	534
Anthem, Inc.	1,104	248
Baxter International, Inc.	2,131	138
Becton, Dickinson & Co.	1,645	352
Biogen, Inc.(1)	906	289
Boston Scientific Corp.(1)	5,853	145
Bristol-Myers Squibb Co.	6,880	422
Cardinal Health, Inc.	1,351	83
Celgene Corp.(1)	3,315	346
Centene Corp.(1)	731	74
Cerner Corp.(1)	1,329	90
Cigna Corp.	1,064	216
Cooper Cos., Inc. (The)	207	45
Danaher Corp.	2,582	240
DaVita, Inc.(1)	639	46
DENTSPLY SIRONA, Inc.	961	63
Edwards Lifesciences Corp.(1)	881	99
Eli Lilly & Co.	4,088	345
Envision Healthcare Corp.(1)	544	19

See Notes to Schedules of Investments

3

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Express Scripts Holding Co.(1)	2,512	$188
Gilead Sciences, Inc.	5,558	398
HCA Healthcare, Inc.(1)	1,187	104
Henry Schein, Inc.(1)	660	46
Hologic, Inc.(1)	1,161	50
Humana, Inc.	643	160
IDEXX Laboratories, Inc.(1)	390	61
Illumina, Inc.(1)	606	132
Incyte Corp.(1)	747	71
Intuitive Surgical, Inc.(1)	472	172
IQVIA Holdings, Inc.(1)	617	60
Johnson & Johnson	11,288	1,577
Laboratory Corp. of America Holdings(1)	429	68
McKesson Corp.	910	142
Medtronic plc	5,761	465
Merck & Co., Inc.	11,427	643
Mettler-Toledo International, Inc.(1)	106	66
Mylan NV(1)	2,252	95
Patterson Cos., Inc.	345	12
PerkinElmer, Inc.	463	34
Perrigo Co., plc	558	49
Pfizer, Inc.	25,079	908
Quest Diagnostics, Inc.	596	59
Regeneron Pharmaceuticals, Inc.(1)	328	123
ResMed, Inc.	596	50
Stryker Corp.	1,377	213
Thermo Fisher Scientific, Inc.	1,692	321
UnitedHealth Group, Inc.	4,079	899
Universal Health Services, Inc. Class B	369	42
Varian Medical Systems, Inc.(1)	383	43
Vertex Pharmaceuticals, Inc.(1)	1,069	160
Waters Corp.(1)	333	64
Zimmer Biomet Holdings, Inc.	858	104
Zoetis, Inc.	2,049	148

		13,357

Industrials—14.8%
3M Co.	9,921	2,335
A.O. Smith Corp.	2,376	146
Acuity Brands, Inc.	677	119
Alaska Air Group, Inc.	1,998	147
Allegion plc	1,560	124
American Airlines Group, Inc.	6,903	359

	SHARES	VALUE
Industrials—(continued)
AMETEK, Inc.	3,758	$272
Arconic, Inc.	6,840	186
Boeing Co. (The)	9,465	2,791
Caterpillar, Inc.	10,282	1,620
Cintas Corp.	1,680	262
CSX Corp.	17,496	962
Cummins, Inc.	4,644	820
Deere & Co.	5,854	916
Delta Air Lines, Inc.	10,596	593
Dover Corp.	3,053	308
Eaton Corp. plc	8,559	676
Emerson Electric Co.	11,014	768
Equifax, Inc.	2,663	314
Expeditors International of Washington, Inc.	2,888	187
Fastenal Co.	4,637	254
FedEx Corp.	4,291	1,071
Flowserve Corp.	2,115	89
Fluor Corp.	3,299	170
Fortive Corp.	5,564	403
Fortune Brands Home & Security, Inc.	2,495	171
General Dynamics Corp.	4,884	994
General Electric Co.	103,704	1,810
Harris Corp.	1,941	275
Honeywell International, Inc.	13,032	1,999
Hunt (JB) Transport Services, Inc.	1,381	159
IHS Markit Ltd.(1)	5,883	266
Illinois Tool Works, Inc.	5,325	888
Ingersoll-Rand plc	4,026	359
Jacobs Engineering Group, Inc.	1,960	129
Johnson Controls International plc	14,958	570
Kansas City Southern	1,706	180
L3 Technologies, Inc.	1,260	249
Lockheed Martin Corp.	4,254	1,366
Masco Corp.	5,638	248
Nielsen Holdings plc	5,378	196
Norfolk Southern Corp.	5,476	793
Northrop Grumman Corp.	3,034	931
PACCAR, Inc.	6,601	469
Parker-Hannifin Corp.	2,717	542
Pentair plc	2,642	187
Quanta Services, Inc.(1)	2,529	99
Raytheon Co.	5,114	961
Republic Services, Inc.	3,648	247

See Notes to Schedules of Investments

4

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Robert Half International, Inc.	2,848	$158
Robinson (C.H.) Worldwide, Inc.	2,259	201
Rockwell Automation, Inc.	2,679	526
Rockwell Collins, Inc.	3,402	461
Roper Technologies, Inc.	1,660	430
Snap-on, Inc.	924	161
Southwest Airlines Co.	9,727	637
Stanley Black & Decker, Inc.	2,469	419
Stericycle, Inc.(1)	1,377	94
Textron, Inc.	5,337	302
TransDigm Group, Inc.	776	213
Union Pacific Corp.	14,011	1,879
United Continental Holdings, Inc.(1)	4,049	273
United Parcel Service, Inc. Class B	11,267	1,342
United Rentals, Inc.(1)	1,366	235
United Technologies Corp.	12,468	1,591
Verisk Analytics, Inc.(1)	2,505	240
W.W. Grainger, Inc.	1,099	260
Waste Management, Inc.	7,034	607
Xylem, Inc.	2,918	199

		40,208

Information Technology—18.3%
Accenture plc Class A	5,626	861
Activision Blizzard, Inc.	7,042	446
Adobe Systems, Inc.(1)	4,498	788
Advanced Micro Devices, Inc.(1)	8,497	87
Akamai Technologies, Inc.(1)	1,630	106
Alliance Data Systems Corp.	456	116
Alphabet, Inc. Class A(1)	2,714	2,859
Alphabet, Inc. Class C(1)	2,739	2,866
Amphenol Corp. Class A	2,861	251
Analog Devices, Inc.	3,465	309
ANSYS, Inc.(1)	759	112
Apple, Inc.	46,842	7,927
Applied Materials, Inc.	9,878	505
Autodesk, Inc.(1)	2,077	218
Automatic Data Processing, Inc.	4,074	477
Broadcom Ltd.	3,723	956
CA, Inc.	3,020	101
Cadence Design Systems, Inc.(1)	2,565	107
Cisco Systems, Inc.	44,997	1,723
Citrix Systems, Inc.(1)	1,363	120

	SHARES	VALUE
Information Technology—(continued)
Cognizant Technology Solutions Corp. Class A	5,425	$385
Corning, Inc.	8,122	260
CSRA, Inc.	1,802	54
DXC Technology Co.	2,582	245
eBay, Inc.(1)	8,983	339
Electronic Arts, Inc.(1)	2,860	301
F5 Networks, Inc.(1)	611	80
Facebook, Inc. Class A(1)	21,576	3,807
Fidelity National Information Services, Inc.	3,106	292
Fiserv, Inc.(1)	1,925	252
FLIR Systems, Inc.	1,442	67
Gartner, Inc.(1)	824	102
Global Payments, Inc.	1,516	152
Hewlett Packard Enterprise Co.	14,827	213
HP, Inc.	15,667	329
Intel Corp.	42,541	1,964
International Business Machines Corp.	7,780	1,194
Intuit, Inc.	2,251	355
Juniper Networks, Inc.	3,683	105
KLA-Tencor Corp.	1,501	158
Lam Research Corp.	1,531	282
Mastercard, Inc. Class A	8,420	1,274
Microchip Technology, Inc.	2,234	196
Micron Technology, Inc.(1)	11,236	462
Microsoft Corp.	69,684	5,961
Motorola Solutions, Inc.	1,563	141
NetApp, Inc.	2,689	149
NVIDIA Corp.	5,653	1,094
Oracle Corp.	27,502	1,300
Paychex, Inc.	3,000	204
PayPal Holdings, Inc.(1)	10,440	769
Qorvo, Inc.(1)	1,256	84
QUALCOMM, Inc.	13,468	862
Red Hat, Inc.(1)	1,677	201
salesforce.com, Inc.(1)	6,280	642
Seagate Technology plc	2,852	119
Skyworks Solutions, Inc.	1,754	167
Symantec Corp.	5,902	166
Synopsys, Inc.(1)	1,357	116
TE Connectivity Ltd.	3,273	311
Texas Instruments, Inc.	8,974	937
Total System Services, Inc.	1,619	128
VeriSign, Inc.(1)	819	94

See Notes to Schedules of Investments

5

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Visa, Inc. Class A	16,423	$1,873
Western Digital Corp.	2,847	226
Western Union Co. (The)	4,371	83
Xerox Corp.	2,086	61
Xilinx, Inc.	2,388	161

		49,652

Materials—5.0%
Air Products & Chemicals, Inc.	4,353	714
Albemarle Corp.	2,296	294
Avery Dennison Corp.	1,886	217
Ball Corp.	7,192	272
CF Industries Holdings, Inc.	5,084	216
DowDuPont, Inc.	42,145	3,002
Eastman Chemical Co.	2,986	277
Ecolab, Inc.	5,180	695
FMC Corp.	2,811	266
Freeport-McMoRan, Inc.(1)	27,349	518
International Flavors & Fragrances, Inc.	1,650	252
International Paper Co.	8,344	483
LyondellBasell Industries N.V. Class A	5,749	634
Martin Marietta Materials, Inc.	1,319	292
Monsanto Co.	8,730	1,019
Mosaic Co. (The)	7,593	195
Newmont Mining Corp.	10,950	411
Nucor Corp.	6,586	419
Packaging Corp. of America	1,978	238
PPG Industries, Inc.	5,109	597
Praxair, Inc.	5,707	883
Sealed Air Corp.	3,846	190
Sherwin-Williams Co. (The)	1,656	679
Vulcan Materials Co.	2,729	350
WestRock Co.	5,254	332

		13,445

Real Estate—5.0%
Alexandria Real Estate Equities, Inc.	1,924	251
American Tower Corp.	8,706	1,242
Apartment Investment & Management Co. Class A	3,191	140
AvalonBay Communities, Inc.	2,830	505
Boston Properties, Inc.	3,144	409
CBRE Group, Inc. Class A(1)	6,175	267
Crown Castle International Corp.	8,244	915

	SHARES	VALUE
Real Estate—(continued)
Digital Realty Trust, Inc.	4,127	$470
Duke Realty Corp.	7,265	198
Equinix, Inc.	1,584	718
Equity Residential	7,553	482
Essex Property Trust, Inc.	1,353	327
Extra Space Storage, Inc.	2,573	225
Federal Realty Investment Trust	1,491	198
GGP, Inc.	12,754	298
HCP, Inc.	9,502	248
Host Hotels & Resorts, Inc.	15,231	302
Iron Mountain, Inc.	5,356	202
Kimco Realty Corp.	8,784	159
Macerich Co. (The)	2,228	146
Mid-America Apartment Communities, Inc.	2,319	233
Prologis, Inc.	10,853	700
Public Storage	3,067	641
Realty Income Corp.	5,597	319
Regency Centers Corp.	3,017	209
SBA Communications, Corp.(1)	2,433	398
Simon Property Group, Inc.	6,347	1,090
SL Green Realty Corp.	2,032	205
UDR, Inc.	5,473	211
Ventas, Inc.	7,331	440
Vornado Realty Trust	3,522	275
Welltower, Inc.	7,508	479
Weyerhaeuser Co.	15,361	542

		13,444

Telecommunication Services—1.5%
AT&T, Inc.	55,404	2,154
CenturyLink, Inc.	9,184	153
Verizon Communications, Inc.	30,634	1,622

		3,929

TOTAL COMMON STOCKS (Identified Cost $224,139)		267,819

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $224,139)		267,819

See Notes to Schedules of Investments

6

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	2,057,086	$2,057

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,057)		2,057

TOTAL INVESTMENTS—99.7% (Identified Cost $226,196)		269,876
Other assets and liabilities, net—0.3%		890

NET ASSETS—100.0%		$270,766

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

7

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$267,819	$267,819
Short-Term Investment	2,057	2,057

Total Investments	$269,876	$269,876

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES		VALUE
COMMON STOCKS—95.7%
Consumer Discretionary—6.6%
Kangwon Land, Inc. (South Korea)(1)	2,716,642		$88,309
Las Vegas Sands Corp. (United States)	2,316,288		160,959
Naspers Ltd. Class N (South Africa)	682,743		190,434
Zee Entertainment Enterprises Ltd. (India)	15,383,843		140,227

			579,929

Consumer Staples—28.6%
Ambev S.A. ADR (Brazil)(1)	60,529,616		391,021
Amorepacific Corp. (South Korea)	441,230		125,501
Anheuser-Busch InBev NV (Belgium)	1,557,582		174,047
British American Tobacco Bhd (Malaysia)	1,987,370	(2)	19,643
British American Tobacco plc (United Kingdom)	1,309,113	(3)	87,768
CP ALL PCL (Thailand)	76,293,749		180,258
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	2,885,905		270,987
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	307,192,534		107,096
Heineken N.V. (Netherlands)	2,562,851		267,312
ITC Ltd. (India)	52,296,461		215,691
LG Household & Health Care Ltd. (South Korea)	116,328		129,199
President Chain Store Corp. (Taiwan)	1,052,797		10,047
Thai Beverage PCL (Thailand)	118,274,664		81,358
Unilever N.V. CVA (Netherlands)	4,545,726		256,101
Wal-Mart de Mexico SAB de C.V. (Mexico)	78,311,107		192,049

			2,508,078

Energy—2.3%
Ultrapar Participacoes S.A. (Brazil)	8,936,516		202,056

Financials—24.9%
Bank Central Asia Tbk PT (Indonesia)	101,403,987		163,681
Bank Pekao SA (Poland)	2,921,337		108,681
Bank Rakyat Persero Tbk PT (Indonesia)	347,732,661		93,293
BB Seguridade Participacoes S.A. (Brazil)	16,538,252		142,044
Credicorp Ltd. (Peru)	530,239		109,987
Grupo Financiero Santander Mexico SAB de C.V. ADR, Class B (Mexico)	10,298,998		75,286
HDFC Bank Ltd. (India)	15,449,348		453,212
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4,443,907		136,397
Housing Development Finance Corp., Ltd. (India)	13,996,113		375,057
Public Bank Bhd (Malaysia)	22,927,600		117,726

	SHARES	VALUE
Financials—(continued)
Remgro Ltd. (South Africa)	5,785,995	$110,365
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)(1)	534,590	133,329
United Overseas Bank Ltd. (Singapore)	8,457,907	167,267

		2,186,325

Industrials—3.5%
Airports of Thailand PCL (Thailand)	59,471,200	124,088
CCR S.A. (Brazil)	16,905,473	82,308
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	9,370,788	96,270

		302,666

Information Technology—20.5%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	2,767,864	477,263
Autohome, Inc. ADR (China)(1)	1,705,969	110,325
Cielo S.A. (Brazil)	26,265,638	186,237
HCL Technologies Ltd. (India)	3,320,738	46,330
NetEase, Inc. ADR (China)	506,434	174,755
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	34,160,639	263,450
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	3,387,852	134,328
Tata Consultancy Services Ltd. (India)	3,889,490	164,604
Tencent Holdings Ltd. (China)	4,675,969	242,990

		1,800,282

Real Estate—1.6%
Link REIT (Hong Kong)	15,045,092	139,516

Telecommunication Services—4.5%
Bharti Infratel Ltd. (India)	21,049,639	124,908
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	836,951,088	273,894

		398,802

Utilities—3.2%
Equatorial Energia S.A. (Brazil)	2,221,735	43,971
Infraestructura Energetica Nova SAB de C.V. (Mexico)	22,132,837	108,286

See Notes to Schedules of Investments

1

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Power Grid Corp. of India Ltd. (India)	42,047,452	$131,984

		284,241

TOTAL COMMON STOCKS (Identified Cost $6,675,953)		8,401,895

TOTAL LONG TERM INVESTMENTS—95.7% (Identified Cost $6,675,953)		8,401,895

SHORT-TERM INVESTMENT—3.7%
Money Market Mutual Fund—3.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(4)	328,140,510	328,141

TOTAL SHORT-TERM INVESTMENT (Identified Cost $328,141)		328,141

TOTAL INVESTMENTS—99.4% (Identified Cost $7,004,094)		8,730,036
Other assets and liabilities, net—0.6%		53,849

NET ASSETS—100.0%		$8,783,885

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Shares traded on the Bursa Malaysia Exchange.
(3)	Shares traded on Johannesburg Exchange.
(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

Country Weightings †
India	19%
Brazil	12
China	12
Mexico	9
Indonesia	7
Netherlands	6
United States	6
Other	29

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$8,401,895	$8,401,895
Short-Term Investment	328,141	328,141

Total Investments	$8,730,036	$8,730,036

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.0%
Consumer Discretionary—16.1%
Aptiv plc (United Kingdom)	175,019	$14,847
Domino’s Pizza Group plc (United Kingdom)	5,840,387	27,260
Industria de Diseno Textil SA (Spain)	634,195	22,101
LVMH Moet Hennessy Louis Vuitton SE (France)	69,155	20,362
Naspers Ltd. Class N (South Africa)	97,582	27,218
Paddy Power Betfair plc (Ireland)	361,391	43,014
Priceline Group, Inc. (The) (United States)(1)	29,907	51,971
Shimano, Inc. (Japan)	163,400	22,986
Sodexo SA (France)	115,936	15,587

		245,346

Consumer Staples—28.8%
Alimentation Couche-Tard, Inc. Class B (Canada)	922,945	48,159
Ambev S.A. ADR (Brazil)	3,305,631	21,354
Anheuser-Busch InBev NV (Belgium)	348,875	38,984
British American Tobacco plc (United Kingdom)	986,945	66,866
Diageo plc (United Kingdom)	784,634	28,868
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	176,850	16,606
L’Oreal SA (France)	69,956	15,524
Nestle S.A. Registered Shares (Switzerland)	505,609	43,481
Philip Morris International, Inc. (United States)	437,360	46,207
Reckitt Benckiser Group plc (United Kingdom)	515,476	48,154
Unicharm Corp. (Japan)	543,300	14,126
Unilever NV CVA (Netherlands)	918,873	51,768

		440,097

Financials—10.7%
AIB Group plc (Ireland)	4,954,360	32,694
HDFC Bank Ltd. (India)	2,097,631	61,535
Housing Development Finance Corp., Ltd. (India)	1,930,336	51,728
UBS Group AG Registered Shares (Switzerland)	939,980	17,305

		163,262

Health Care—5.6%
CSL Ltd. (Australia)	134,840	14,866
Essilor International SA (France)	147,046	20,281
Grifols SA (Spain)	757,289	22,193
Roche Holding AG (Switzerland)	109,794	27,774

		85,114

	SHARES	VALUE
Industrials—10.0%
Aena SME SA (Spain)(2)	164,852	$33,428
Canadian National Railway Co. (Canada)	362,652	29,904
DCC plc (Ireland)	241,857	24,376
RELX NV (Netherlands)	1,404,737	32,302
Rentokil Initial plc (United Kingdom)	3,541,540	15,205
Teleperformance (France)	122,771	17,596

		152,811

Information Technology—20.9%
Accenture plc Class A (United States)	189,043	28,941
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	282,396	48,694
Check Point Software Technologies Ltd. (Israel)	204,049	21,144
Constellation Software, Inc. (Canada)	52,761	31,985
Keyence Corp. (Japan)	26,500	14,845
Mastercard, Inc. Class A (United States)	322,228	48,772
SAP SE (Germany)	314,858	35,304
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	931,489	36,933
Tencent Holdings Ltd. (China)	367,918	19,119
Visa, Inc. Class A (United States)	293,230	33,434

		319,171

Materials—1.0%
HeidelbergCement AG (Germany)	139,647	15,122

Real Estate—2.9%
Daito Trust Construction Co., Ltd. (Japan)	127,500	25,998
Unibail-Rodamco SE (Netherlands)	73,035	18,402

		44,400

TOTAL COMMON STOCKS (Identified Cost $969,023)		1,465,323

TOTAL LONG TERM INVESTMENTS—96.0% (Identified Cost $969,023)		1,465,323

SHORT-TERM INVESTMENT—3.8%
Money Market Mutual Fund—3.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(3)	57,367,821	57,368

TOTAL SHORT-TERM INVESTMENT (Identified Cost $57,368)		57,368

See Notes to Schedules of Investments

1

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

VALUE
TOTAL INVESTMENTS—99.8% (Identified Cost $1,026,391)	$1,522,691
Other assets and liabilities, net—0.2%	3,018

NET ASSETS—100.0%	$1,525,709

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $33,428 or 2.2% of net assets.

(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Country Weightings †
United States	18%
United Kingdom	13
India	7
Canada	7
Netherlands	7
Ireland	7
France	6
Other	35

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,465,323	$1,465,323
Short-Term Investment	57,368	57,368

Total Investments	$1,522,691	$1,522,691

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

	SHARES	VALUE
COMMON STOCKS—97.9%
Consumer Discretionary—20.8%
Amazon.com, Inc. (United States)(1)	4,922	$5,756
Industria de Diseno Textil SA (Spain)	109,845	3,828
Naspers Ltd. Class N (South Africa)	12,934	3,608
NIKE, Inc. Class B (United States)	110,816	6,932
O’Reilly Automotive, Inc. (United States)(1)	10,773	2,591
Paddy Power Betfair plc (Ireland)	54,125	6,442
Priceline Group, Inc. (The) (United States)(1)	3,023	5,253
Starbucks Corp. (United States)	81,589	4,686
TJX Cos., Inc. (The) (United States)	65,550	5,012
Walt Disney Co. (The) (United States)	43,245	4,649

		48,757

Consumer Staples—24.8%
Alimentation Couche-Tard, Inc. Class B (Canada)	135,953	7,094
Altria Group, Inc. (United States)	49,221	3,515
Ambev S.A. ADR (Brazil)	451,116	2,914
Anheuser-Busch InBev NV (Belgium)	37,109	4,147
British American Tobacco plc (United Kingdom)	134,671	9,124
Casey’s General Stores, Inc. (United States)	25,458	2,850
Coca-Cola Co. (The) (United States)	47,929	2,199
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	26,050	2,446
Nestle S.A. Registered Shares (Switzerland)	54,642	4,699
Philip Morris International, Inc. (United States)	67,177	7,097
Reckitt Benckiser Group plc (United Kingdom)	67,686	6,323
Unilever N.V. CVA (Netherlands)	103,324	5,821

		58,229

Financials—14.2%
AIB Group plc (Ireland)	471,079	3,109
Berkshire Hathaway, Inc. Class B (United States)(1)	33,846	6,709
HDFC Bank Ltd. (India)	320,801	9,411
Housing Development Finance Corp., Ltd. (India)	242,423	6,496
M&T Bank Corp. (United States)	9,164	1,567
PNC Financial Services Group, Inc. (The) (United States)	11,772	1,699
Wells Fargo & Co. (United States)	70,685	4,288

		33,279

	SHARES	VALUE
Health Care—8.3%
Abbott Laboratories (United States)	60,015	$3,425
Medtronic plc (United States)	70,999	5,733
Roche Holding AG (Switzerland)	14,726	3,725
UnitedHealth Group, Inc. (United States)	30,208	6,660

		19,543

Industrials—4.2%
Nielsen Holdings plc (United States)	137,451	5,003
RELX NV (Netherlands)	205,884	4,734

		9,737

Information Technology—22.8%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	34,098	5,879
Alphabet, Inc. Class C (United States)(1)	9,076	9,497
Facebook, Inc. Class A (United States)(1)	22,940	4,048
Mastercard, Inc. Class A (United States)	61,883	9,367
SAP SE (Germany)	57,146	6,407
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	163,807	6,495
Tencent Holdings Ltd. (China)	45,503	2,365
Visa, Inc. Class A (United States)	83,659	9,539

		53,597

Materials—1.3%
Martin Marietta Materials, Inc. (United States)	13,269	2,933

Real Estate—1.5%
American Tower Corp. (United States)	25,261	3,604

TOTAL COMMON STOCKS (Identified Cost $156,337)		229,679

TOTAL LONG TERM INVESTMENTS—97.9% (Identified Cost $156,337)		229,679

SHORT-TERM INVESTMENT—3.2%
Money Market Mutual Fund—3.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(2)	7,525,527	7,526

TOTAL SHORT-TERM INVESTMENT (Identified Cost $7,526)		7,526

See Notes to Schedules of Investments

1

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

VALUE
TOTAL INVESTMENTS—101.1% (Identified Cost $163,863)	$237,205
Other assets and liabilities, net—(1.1)%	(2,585)

NET ASSETS—100.0%	$234,620

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
United States	56%
India	7
United Kingdom	7
Netherlands	4
Ireland	4
Switzerland	4
China	3
Other	15

Total	100%

†	% of total investments as of December 31, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$229,679	$229,679
Short-Term Investment	7,526	7,526

Total Investments	$237,205	$237,205

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

	SHARES	VALUE
PREFERRED STOCK—2.7%
Health Care—2.7%
Grifols SA Class B, 1.780% (Spain)	13,790	$314

TOTAL PREFERRED STOCK (Identified Cost $236)		314

COMMON STOCKS—93.9%
Consumer Discretionary—13.1%
Domino’s Pizza Group plc (United Kingdom)	51,034	238
Hermes International (France)	222	119
Industria de Diseno Textil SA (Spain)	4,113	143
LVMH Moet Hennessy Louis Vuitton SE (France)	408	120
Paddy Power Betfair plc (Ireland)	2,591	309
Priceline Group, Inc. (The) (United States)(1)	229	398
Sodexo SA (France)	1,453	195

		1,522

Consumer Staples—31.9%
Anheuser-Busch InBev NV (Belgium)	2,956	330
British American Tobacco plc (United Kingdom)	10,356	702
Diageo plc (United Kingdom)	3,733	137
Heineken NV (Netherlands)	2,108	220
L’Oreal SA (France)	772	171
Nestle S.A. Registered Shares (Switzerland)	6,045	520
Pernod Ricard SA (France)	816	129
Philip Morris International, Inc. (United States)	4,179	442
Reckitt Benckiser Group plc (United Kingdom)	5,178	484
Unilever N.V. CVA (Netherlands)	9,965	561

		3,696

Financials—7.4%
ABN AMRO Group NV CVA (Netherlands)(2)	4,186	135
AIB Group plc (Ireland)	29,739	196
Groupe Bruxelles Lambert SA (Belgium)	1,126	122
Pargesa Holding SA (Switzerland)	807	70
Reinet Investments SCA (Luxembourg)	3,285	68
Svenska Handelsbanken AB Class A (Sweden)	6,329	87
Swedbank AB Class A (Sweden)	2,456	59
UBS Group AG Registered Shares (Switzerland)	6,422	118

		855

Health Care—11.6%
Coloplast A/S Class B (Denmark)	2,448	195
Essilor International SA (France)	2,076	286

	SHARES	VALUE
Health Care—(continued)
Eurofins Scientific SE (France)	142	$86
Fresenius Medical Care AG & Co. KGaA (Germany)	3,706	390
Roche Holding AG (Switzerland)	1,552	393

		1,350

Industrials—15.4%
Aena SME SA (Spain)(2)	1,813	368
Bureau Veritas SA (France)	4,279	117
DCC plc (Ireland)	1,852	187
DKSH Holding AG (Switzerland)	1,315	115
RELX NV (Netherlands)	16,101	370
Rentokil Initial plc (United Kingdom)	27,850	120
Teleperformance (France)	1,473	211
Vinci SA (France)	2,911	297

		1,785

Information Technology—9.9%
Accenture plc Class A (United States)	2,838	435
Amadeus IT Group SA (Spain)	3,402	245
SAP SE (Germany)	4,194	470

		1,150

Materials—3.3%
Air Liquide SA (France)	1,849	233
HeidelbergCement AG (Germany)	1,338	145

		378

Real Estate—1.3%
Unibail-Rodamco SE (Netherlands)	594	150

TOTAL COMMON STOCKS (Identified Cost $7,183)		10,886

TOTAL LONG TERM INVESTMENTS—96.6% (Identified Cost $7,419)		11,200

SHORT-TERM INVESTMENT—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.190%)(3)	286,614	287

TOTAL SHORT-TERM INVESTMENT (Identified Cost $287)		287

See Notes to Schedules of Investments

1

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2017

($ reported in thousands)

TOTAL INVESTMENTS—99.1% (Identified Cost $7,706)	11,487
Other assets and liabilities, net—0.9%	102

NET ASSETS—100.0%	$11,589

Footnote Legend:

(1)	Non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $503 or 4.3% of net assets.

(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

DECEMBER 31, 2017

Country Weightings †
France	17%
United Kingdom	15
United States	14
Netherlands	12
Switzerland	11
Germany	9
Spain	9
Other	13

Total	100%

†	% of total investments as of December 31, 2017

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$10,886	$10,886
Preferred Stocks	314	314
Short-Term Investment	287	287

Total Investments	$11,487	$11,487

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Opportunities Trust (the “Trust”), a trust consisting of 28 Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures,

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED) (CONTINUED)

exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

Funds enter into forward currency contracts in conjunction with the planned purchase or sale of non-U.S. denominated securities in order to hedge the U.S. dollar cost of proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities held in the portfolio,

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED) (CONTINUED)

back to U.S. dollars during perceived times of U.S. dollar strength. This is done to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in non-U.S. exchange rates or if the counterparty does not perform under the contract.

Options contracts:

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk in the normal course of pursuing its investment objective(s). When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

C. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED) (CONTINUED)

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Funds held securities considered to be illiquid at December 31, 2017:

	Fund Aggregate Value	% of Fund’s
	($ reported in 000’s)	net assets
Duff & Phelps Global Real Estate Securities Fund	$0	0.0%
Duff & Phelps International Real Estate Fund	0	0.0
Newfleet Bond Fund	67	0.1
Newfleet High Yield Fund	143	0.2
Newfleet Low Duration Income Fund	0	0.0
Newfleet Multi-Sector Intermediate Bond Fund	334	0.1
Newfleet Multi-Sector Short Term Bond Fund	97	0.0
Newfleet Senior Floating Rate Fund	1,614	0.3

At December 31, 2017, the Funds did not hold any securities that were illiquid and restricted except as noted in the table above.

NOTE 3—REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED) (CONTINUED)

to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F- Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification was granted by the court. Virtus and its affiliates, including the Adviser, believe that the suit is without merit and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016.

The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification was denied by the court. Plaintiffs have filed a motion seeking leave to amend their complaint, and a decision on the motion is pending. Virtus and its affiliates, including the Adviser, believe that the suit has no basis in law or fact and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

NOTE 5—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that there were no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R, Aylward
George R. Aylward, President
(principal executive officer)

Date	2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R, Aylward
George R. Aylward, President
(principal executive officer)

Date	2/28/2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	2/28/2018

* Print the name and title of each signing officer under his or her signature.